American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2014

(as supplemented June 20, 2014)

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2014 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class 1, Class 2 and Class 4 shares of:	Class 3 shares of:

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Blue Chip Income and Growth FundSM

Global Growth and Income FundSM

Growth-Income FundSM

International Growth and Income FundSM

Capital Income Builder®

Asset Allocation FundSM

Global Balanced FundSM

Bond FundSM

Corporate Bond FundSM

Global Bond FundSM

High-Income Bond FundSM

Mortgage FundSM

U.S. Government/AAA-Rated Securities FundSM

Cash Management FundSM

Growth Fund International Fund Growth-Income Fund Asset Allocation Fund High-Income Bond Fund U.S. Government/AAA-Rated Securities Fund Cash Management Fund

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Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Growth Fund

General

•	The fund invests primarily in common stocks of companies located around the world.

Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Small Capitalization Fund

Equity securities

•	Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Investing outside the U.S.

•	Under normal market conditions, the fund invests at least 30% of its assets outside the United States.

 Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
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Growth Fund

General

•	The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Fund

General

•	The fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt securities

•	The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

New World Fund

General

•	The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
•	Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

Equity securities

•	The fund may invest its assets in equity securities of any company, regardless of where it is based, if the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.
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Debt securities

•	The fund may invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.
•	The fund may invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Blue Chip Income and Growth Fund

General

•	The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

•	The fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations above $4.0 billion).
•	The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).
•	The fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.
•	The fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
•	The fund will not invest in private placements of stock of companies.
•	The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

•	The fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.

Global Growth and Income Fund

General

•	The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.
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Investing outside the U.S.

•	The fund may invest a majority of its assets outside the United States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts.

Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Growth-Income Fund

General

•	The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•	The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
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International Growth and Income Fund

General

•	The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States. However, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States (excluding cash equivalents of U.S. issuers) and issuers whose securities are primarily listed on U.S. securities exchanges. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States whose securities are primarily listed on exchanges outside the United States, and cash and cash equivalents (including cash equivalents issued by U.S. issuers). The fund may invest a portion of its assets in companies located in emerging and developing countries.

Capital Income Builder

Income producing securities

•	The fund will invest at least 90% of its assets in income-producing securities.

Equity Securities

•	The fund will invest at least 50% of its assets in equity securities.

Debt Securities

•	The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by National Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing outside the U.S.

•	The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

Asset Allocation Fund

General

•	Under normal market conditions, the fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).
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Debt securities

•	Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.
•	The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

Global Balanced Fund

Equity securities

•	The fund invests at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

•	Under normal market conditions, the fund invests at least 40% of its assets in issuers domiciled outside of the United States, including issuers domiciled in emerging and developing countries.

Debt securities

•	The fund invests at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).

Bond Fund

General

•	The fund invests at least 80% of its assets in bonds and other debt securities. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.
•	The fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.
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Debt securities

•	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.
•	The fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).
•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

•	The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

Corporate Bond Fund

Debt securities

•	The fund will invest at least 80% of its assets in corporate debt securities. For purposes of this limit, corporate debt securities include any corporate debt instrument, including, but not limited to, bank loans, covered bonds, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents.

•	The fund will invest at least 90% of its assets in debt securities, including money market instruments, cash and cash equivalents, rated Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies. The fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a NRSRO.
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Global Bond Fund

Debt securities

•	The fund invests at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).
•	Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

High-Income Bond Fund

Debt securities

•	The fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.
•	The fund invests at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund's investment policies.

Equity and other securities

•	The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Maturity

•	The fund generally invests in securities with maturities in excess of three years.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.
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Mortgage Fund

General

•	Under normal market conditions, the fund invests at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans. Compliance with certain asset diversification requirements in the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles may, at times, restrict the fund’s ability to invest at least 80% of its assets in mortgage-related securities.
•	The fund invests at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.
•	The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

U.S. Government/AAA-Rated Securities Fund

General

•	The fund invests at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Cash Management Fund

General

•	The fund invests in high quality money market instruments rated in the two highest quality short-term categories by at least two NRSROs.
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Maturity

•	The fund may only purchase instruments having remaining maturities of 397 days or less.
•	The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.
•	The fund maintains the dollar-weighted average life of its portfolio at 120 days or less.
•	For purposes of determining the weighted average maturity (but not the weighted average life) of a fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

Liquidity

•	The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities.
•	The fund holds at least 10% of its total assets in daily liquid assets (i.e. cash, direct obligations of the U.S. Government or securities that mature or are subject to a demand feature that is exercisable or payable within one business day).
•	The fund holds at least 30% of its total assets in weekly liquid assets (i.e. cash, direct obligations of the U.S. Government, government securities issued by an instrumentality of the U.S. Government that are issued at a discount and have a remaining maturity of 60 days or less, or securities that mature or are subject to a demand feature that is exercisable or payable within five business days).
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Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the funds’ portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

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Securities with equity and debt characteristics — Certain funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

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Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States can also reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union and would include markets commonly referred to as “frontier markets.” Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Emerging markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

In addition, in determining whether an issuer is located outside the United States for Global Balanced Fund, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Investing in emerging market and developing countries — Certain countries in which the fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

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Currency fluctuations — Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the fund will only invest in markets where these restrictions are considered acceptable by the fund’s investment adviser, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the fund’s investments.

Less developed securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in

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eliminating this risk, particularly as counterparties operating in developing and emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Investor information — The fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — Certain funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Blue Chip Income and Growth Fund and Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

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Certain funds may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The funds, other than Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

The fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Series from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, each of these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a fund's net assets.

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Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in

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these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

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The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —Certain funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however,

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have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Certain funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an

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expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Inflation linked bonds — Certain funds may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (CPURNSA). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (TIPS), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently

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available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Certain funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities in which certain of the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two NRSROs, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. See the “Description of Commercial Paper Ratings” for a description of the ratings. Cash Management Fund may only purchase instruments having remaining maturities of 397 days or less. These obligations originally may have been issued with maturities in excess of one year.

"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

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Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when

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it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

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Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Certain funds may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — Certain funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the fund and its agreement to repurchase the security at a specified time and price. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the fund. The use of reverse repurchase agreements by the fund creates leverage which increases the fund’s investment risk. As the fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the fund’s earnings or net asset value would decline faster than otherwise would be the case.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain funds. Certain funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Interest rate swaps — Certain funds may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by a fund’s investment adviser. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Equity-linked notes — Although it has no current intention to do so, Capital Income Builder may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk

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involved in the purchase of the underlying linked securities. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which, in the case of unsecured notes, will generally be a major financial institution, and, in the case of collateralized notes, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of the notes respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and it may realize losses, which could be significant and could include the fund’s entire principal investment.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

Diversification — Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2013 and 2012:

	Fiscal year	Portfolio turnover rate
Global Growth Fund	2013 2012	39% 22
Global Small Capitalization Fund	2013 2012	36 40
Growth Fund	2013 2012	19 21
International Fund	2013 2012	21 29
New World Fund	2013 2012	43 32
Blue Chip Income and Growth Fund	2013 2012	30 36
Global Growth and Income Fund	2013 2012	31 30
Growth-Income Fund	2013 2012	19 25
International Growth and Income Fund	2013 2012	34 31
Asset Allocation Fund	2013 2012	74 61
Global Balanced Fund	2013 2012	81 80
Bond Fund[1]	2013 2012	354 253
Global Bond Fund[1]	2013 2012	213 160
High-Income Bond Fund	2013 2012	64 48
Mortgage Fund[2]	2013 2012	715 444
U.S. Government/ AAA-Rated Securities Fund[1]	2013 2012	621 447
[1]	The increase in the fund’s portfolio turnover rate is largely attributable to mortgage dollar roll transactions, which are accounted for as purchase and sale transactions.
[2]	The increase in portfolio turnover was due to an increase in TBA trading activity during the period.

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See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates for each of the last five fiscal years.

Capital Income Builder expects to begin investment operations on or after May 1, 2014, and therefore has not yet had portfolio turnover.

Corporate Bond Fund has not yet begun investment operations, and therefore has not yet had portfolio turnover.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund; however, to the extent that the fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement will not be considered borrowing by the fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, the Cash Management Fund may invest without limitation in obligations of U.S. banks, including U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker’s acceptances). In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings “Certain investment limitations and guidelines” and “Description of certain securities and investment techniques” in this statement of additional information.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof. Notwithstanding the foregoing, although it has no present intention to do so, Capital Income Builder may purchase equity-linked notes. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. See the “Description of certain securities and investment techniques” section of this statement of additional information for further information about equity-linked notes.

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Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 68 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 67 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Quiksilver, Inc.	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 67 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	70	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	72	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 55 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	69	The NASDAQ Stock Market LLC; Trimble Navigation Limited

•   Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•   Corporate board experience

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Experience as corporate lawyer

•   J.D.

Laurel B. Mitchell, Ph.D., 58 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	66	None

•   Assistant professor, accounting

•   Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•   Experience in corporate management and public accounting

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Ph.D., accounting

•   Formerly licensed as C.P.A.

Frank M. Sanchez, 70 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 56 Trustee (2010)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	Former director of Apollo Education Group, Inc. (until 2013)

•   Former Assistant to the President for Domestic Policy, The White House

•   Former senior advisor to the Governor of Texas

•   Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 65 Trustee (2010)	President and University Professor, The University of Tulsa	69	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 53 Vice Chairman of the Board (1998)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	26	None

Other officers5

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 53 President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 59 Executive Vice President (1991)	Director, Senior Vice President, Secretary and Chief Legal Officer, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 84 Senior Vice President (1993)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet, 57 Senior Vice President (1994)	Director, Capital Research and Management Company; Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Carl M. Kawaja, 49 Vice President (2008)	Senior Vice President – Capital World Investors, Capital Research and Management Company; Chairman of the Board, Capital International Asset Management (Canada), Inc.*; Director, The Capital Group Companies, Inc.*
Sung Lee, 47 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Maria T. Manotok, 39 Vice President (2012)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global*
S. Keiko McKibben, 45 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Renaud H. Samyn, 40 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
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Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 45 Vice President (2012)	Senior Vice President – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 50 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 42 Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 39 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 46 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
[2]	Trustees and officers of the Series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[4]	“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.
[5]	All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2013:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A5	$10,001 – $50,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	Over $100,000	N/A5	Over $100,000
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	$10,001 – $50,000
Frank M. Sanchez	None	$10,001 – $50,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	$50,001 – $100,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Donald D. O’Neal	None	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2013, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.
[4]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
[5]	The funds in the Series are not available for investment in the independent trustees deferred compensation plan.
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Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $29,700 to $59,500, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$114,205	$334,936
James G. Ellis	95,019	327,394
Leonard R. Fuller[2]	108,282	356,646
R. Clark Hooper	126,187	516,826
Merit E. Janow	98,496	347,393
Laurel B. Mitchell[2]	137,362	268,530
Frank M. Sanchez	122,795	245,031
Margaret Spellings[2]	92,409	305,393
Steadman Upham[2]	99,202	301,393
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2013 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.
[2]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows: William H. Baribault ($40,487), Leonard R. Fuller ($137,879), Laurel B. Mitchell ($30,501), Margaret Spellings ($53,459) and Steadman Upham ($351,221). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of April 1, 2014, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

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Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has Class 1, Class 2 and Class 4 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund have Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2, Class 3 and Class 4 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2, Class 3 and Class 4 shares. Class 4 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plan. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an

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independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held six meetings during the 2013 fiscal year.

The Series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee

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candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

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The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2014. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Growth Fund

Name and address	Ownership	Ownership percentage
SAST Global Growth Portfolio Houston, TX	Record	Class 1	31.59%
John Hancock Life Insurance Co. USA American Global Growth Boston, MA	Record	Class 1	17.85
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	16.30
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	9.44 54.96
Lincoln Variable Insurance Products American Global Growth Pittsburgh, PA	Record	Class 1	5.36
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2	14.38
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	8.00
MetLife Investors Omnibus Account Tampa, FL	Record	Class 2	7.31
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	88.75
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	7.15

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Global Small Capitalization Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	30.31%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	11.10
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	11.04
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	10.00
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	8.53 50.13
Lincoln Variable Insurance Products American Global Small Capitalization Pittsburgh, PA	Record	Class 1	5.16
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	22.71
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	8.02
AXA Equitable Life Omnibus Account #1 Jersey City, NJ	Record	Class 4	45.50
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 4	29.02
AXA Equitable Life Omnibus Account #2 Jersey City, NJ	Record	Class 4	24.68

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Growth Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	23.09% 51.20
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	15.99
Met Investors Series Trust AFS Growth Portfolio Irvine, CA	Record	Class 1	15.54
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	6.44
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	5.69
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	5.12
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	11.88
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	8.05
Met Investors Series Trust Omnibus Account Irvine, CA	Record	Class 2	5.25
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Forethought Life Insurance Company Omnibus Account Indianapolis, IN	Record	Class 4	94.48

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International Fund

Name and address	Ownership	Ownership percentage
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	20.20%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	19.42 67.46
JNL Series Trust Lansing, MI	Record	Class 1	18.43
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	8.98
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	7.21
Hartford Series Funds, Inc. AFS International HLS Fund Dallas, TX	Record	Class 1	6.59
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	11.44
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Forethought Life Insurance Company Omnibus Account Indianapolis, IN	Record	Class 4	70.70
Jefferson National Life Louisville, KY	Record	Class 4	29.26

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New World Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	48.95%
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	10.62
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	10.43
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	5.89
John Hancock Life Insurance Co. USA American New World Boston, MA	Record	Class 1	5.49
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	5.35 70.82
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.60
AXA Equitable Life Omnibus Account #1 Jersey City, NJ	Record	Class 4	66.90
AXA Equitable Life Omnibus Account #2 Jersey City, NJ	Record	Class 4	15.28
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	14.58

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Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	45.42%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	13.99
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	10.43
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	10.01
MML American Funds Core Allocation Fund Springfield, MA	Record	Class 1	5.05
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	77.68
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.25
Jefferson National Life Louisville, KY	Record	Class 4	99.90

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Global Growth and Income Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	40.01% 78.35
Hartford Series Funds, Inc. AFS Global Growth & Income HLS Fund Dallas, TX	Record	Class 1	28.04
JNL Series Trust AFIS Growth Allocation Fund Lansing, MI	Record	Class 1	11.74
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	10.74
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	8.72
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.71
Forethought Life Insurance Company Omnibus Account Indianapolis, IN	Record	Class 4	99.81

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Growth-Income Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class1	18.21%
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	17.64
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	17.29 56.67
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	13.38
Pacific Life Pacific Select Fund Newport Beach, CA	Record	Class 1	5.78
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	13.42
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	6.67
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	5.64 100.00
Forethought Life Insurance Company Omnibus Account Indianapolis, IN	Record	Class 4	71.71
Jefferson National Life Louisville, KY	Record	Class 4	12.27
Integrity Life Insurance Company Omnibus Account Cincinnati, OH	Record	Class 4	7.80
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	7.46

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International Growth and Income Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	45.57%
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	31.86
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	19.46
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	96.25
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	86.50
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	12.26

Capital Income Builder — The fund expects to start investment operations on or after May 1, 2014, and therefore does not yet have any investors as of the date of this statement of additional information.

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Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	48.17%
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	17.06
Pacific Life Pacific Select Fund Newport Beach, CA	Record	Class 1	16.50
Variable Insurance Managed Asset Allocation Fund Norfolk, VA	Record	Class 1	11.20
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	57.55
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	15.71
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	8.39 100.00
Transamerica Life Insurance Co. Omnibus Account Cedar Rapids, IA	Record	Class 2	7.13
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	80.13
Jefferson National Life Louisville, KY	Record	Class 4	19.81

Global Balanced Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1 Class 4	99.14% 100.00
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	96.43

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Bond Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	34.73%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	11.93
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	11.15
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	8.75
Lincoln Variable Insurance Products American Balanced Allocation Pittsburgh, PA	Record	Class 1	7.95
Hartford Series Funds, Inc. AFS Bond HLS Fund Dallas, TX	Record	Class 1	5.01
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	63.03
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	18.74
AXA Equitable Life Omnibus Account #1 Jersey City, NJ	Record	Class 4	57.41
AXA Equitable Life Omnibus Account #2 Jersey City, NJ	Record	Class 4	40.17

Corporate Bond Fund — The fund has not yet begun investment operations, and therefore does not yet have any investors as of the date of this statement of additional information.

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Global Bond Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	43.16%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	12.82
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	8.37
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	7.48
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	5.35
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	5.02 84.39
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	9.15
Jefferson National Life Louisville, KY	Record	Class 4	99.33

High-Income Bond Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	22.08%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	17.93 96.27
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	17.88
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	9.38
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	6.70
Lincoln Variable Insurance Products American Balanced Allocation Pittsburgh, PA	Record	Class 1	6.56
JNL Series Trust AFIS Balanced Allocation Fund Lansing, MI	Record	Class 1	6.25
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Jefferson National Life Louisville, KY	Record	Class 4	99.98

American Funds Insurance Series - Page 57

Mortgage Fund

Name and address	Ownership	Ownership percentage
Lincoln Variable Insurance Products American Growth Allocation Account #1 Pittsburgh, PA	Record	Class 1	39.29%
Lincoln Variable Insurance Products American Balanced Allocation Account #1 Pittsburgh, PA	Record	Class 1	27.47
Lincoln Variable Insurance Products American Balanced Allocation Account #2 Pittsburgh, PA	Record	Class 1	11.61
Lincoln Variable Insurance Products American Growth Allocation Account #2 Pittsburgh, PA	Record	Class 1	11.58
Lincoln Variable Insurance Products American Income Allocation Pittsburgh, PA	Record	Class 1	5.05
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	97.49
Jefferson National Life Louisville, KY	Record	Class 4	98.61

U.S. Government/AAA-Rated Securities Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	41.97%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	34.79
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	9.25 96.39
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Pacific Life Insurance Company Omnibus Account Newport Beach, CA	Record	Class 4	95.44

American Funds Insurance Series - Page 58

Cash Management Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	91.53% 96.50
Paragon Life Insurance Omnibus Account Saint Louis, MO	Record	Class 1	8.47
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

American Funds Insurance Series - Page 59

Investment adviser — Capital Research and Management Company, the Series‘ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The Series is operated by the investment adviser, which has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the Series and, therefore, is not subject to registration or regulation as such under the CEA with respect to the Series.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

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Growth Fund — S&P 500, MSCI All Country World ex-USA Index, Lipper Growth Funds Index;

International Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average;

Blue Chip Income and Growth Fund — S&P 500, a custom index of growth-income, equity-income and growth funds that have significant U.S. equity holdings and have an explicit income objective or focus;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500, Lipper Growth & Income Funds Index;

International Growth and Income Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

Capital Income Builder — a custom index of U.S., international and global funds that have an explicit income objective or focus, a custom index of higher yielding constituents from the MSCI US Index, a custom index of higher yielding constituents from the MSCI All Country World Index (ex US), Barclays U.S. Government/Credit 1-7 Years ex. BBB Index, Lipper Short-Intermediate Investment Grade Debt Funds Average, Lipper Short-Intermediate U.S. Government Funds Average;

Asset Allocation Fund — S&P 500, Lipper Growth & Income Funds Index, Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Core Bond Funds Average;

Global Balanced Fund — MSCI All Country World Index, Barclays Global Aggregate Investment Grade Index, Lipper Global Funds Index, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

Bond Fund — Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Core Bond Funds Average;

Corporate Bond Fund — Barclays U.S. Corporate Bond Index, Lipper Corporate Debt Funds BBB-Rated Index;

Global Bond Fund — Barclays Global Aggregate Bond Index ex-USD, Barclays Global Aggregate Index U.S. Dollar, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average;

High-Income Bond Fund — Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average;

Mortgage Fund — Barclays U.S. Mortgage Securities Index, Lipper GNMA Average; and

U.S. Government/AAA-Rated Securities Fund — Barclays U.S. Government/Mortgage Backed Securities Index, Lipper General U.S. Government Funds Average.

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From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

The following table reflects information as of December 31, 2013:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Growth Fund
Isabelle de Wismes	1	$55.9	1	$0.20	None
Jonathan Knowles	3	$204.4	None		None
Steven T. Watson	4	$154.5	None		None
Global Small Capitalization Fund
Mark E. Denning	5	$269.8	1	$0.14	None
J. Blair Frank	3	$189.8	None		None
Claudia P. Huntington	4	$100.9	None		None
Harold H. La	3	$124.0	None		None
Growth Fund
Donnalisa Parks Barnum	1	$138.9	None		None
Gregory D. Johnson	3	$209.2	None		None
Michael T. Kerr	2	$206.6	None		None
Ronald B. Morrow	2	$206.6	None		None
Alan Wilson	None		None		None
International Fund
Sung Lee	3	$208.8	None		None
L. Alfonso Barroso	3	$180.5	1	$0.14	None
Jesper Lyckeus	2	$123.6	None		None
Christopher M. Thomsen	2	$145.8	None		None
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Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
New World Fund
Carl M. Kawaja	4	$292.5	1	$2.16	None
Nicholas J. Grace	2	$145.8	None		None
F. Galen Hoskin	1	$23.2	1	$2.16	None
Robert H. Neithart	8	$70.9	5	$2.60	13[4]	$5.56
Blue Chip Income and Growth Fund
Christopher D. Buchbinder	1	$69.9	1	$0.02	None
James B. Lovelace	6	$220.8	None		None
James Terrile	2	$170.8	None		None
Global Growth and Income Fund
Gregg E. Ireland	2	$194.8	1	$0.20	None
Martin Romo	2	$206.6	None		None
Andrew B. Suzman	6	$247.9	1	$0.20	None
Steven T. Watson	4	$158.4	None		None
Growth-Income Fund
Donald D. O’Neal	2	$208.8	1	$0.34	None
Dylan Yolles	1	$31.9	None		None
J. Blair Frank	3	$169.0	None		None
Claudia P. Huntington	4	$80.1	None		None
William L. Robbins	1	$31.9	None		None
International Growth and Income Fund
Sung Lee	3	$217.1	None		None
Jesper Lyckeus	2	$131.9	None		None
David M. Riley	3	$180.5	1	$0.14	None

American Funds Insurance Series - Page 63

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Capital Income Builder
David J. Betanzos	None		None		None
Darcy Kopcho	1	$90.3	None		None
Theodore R. Samuels	2	$0.1	4	$0.57	1,098[5]	$23.34
Philip Winston	2	$0.7	5	$4.82	45[6]	$24.10
Asset Allocation Fund
Alan N. Berro	10	$171.1	None		None
David A. Daigle	5	$138.1	2	$1.72	2	$0.41
Jeffrey T. Lager	2	$141.5	None		None
James R. Mulally	7	$160.6	1	$0.03	None
Eugene P. Stein	2	$141.5	None		None
Global Balanced Fund
Hilda L. Applbaum	2	$159.7	None		None
Mark A. Brett	3	$14.7	2	$0.16	5[7]	$1.75
Paul Flynn	None		None		None
Joanna F. Jonsson	2	$144.7	1	$0.20	None
Robert H. Neithart	8	$73.4	5	$2.60	13[4]	$5.56
Bond Fund
David C. Barclay	3	$111.1	2	$0.85	8	$3.93
David A. Hoag	5	$122.3	None		None
Thomas H. Høgh	5	$51.3	1	$0.13	1	$0.10
Corporate Bond Fund
Andrew F. Barth	2	$27.0	1	$0.61	3	$2.14
David S. Lee	2	$9.2	2	$0.79	3	$2.14
Global Bond Fund
Mark H. Dalzell	2	$12.9	None		4[8]	$1.65
Thomas H. Høgh	5	$58.0	1	$0.13	1	$0.10
Marcus B. Linden	3	$34.7	None		None
Robert H. Neithart	8	$71.0	5	$2.60	13[4]	$5.56
High-Income Bond Fund
David C. Barclay	3	$118.5	2	$0.85	8	$3.93
David A. Daigle	5	$152.5	2	$1.72	2	$0.41
Marcus B. Linden	3	$35.4	None		None

American Funds Insurance Series - Page 64

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Mortgage Fund
Fergus N. MacDonald	4	$19.3	None		None
Wesley K.-S. Phoa	8	$66.3	1	$0.18	5	$2.68
U.S. Government/AAA-Rated Securities Fund
Thomas H. Høgh	5	$57.2	1	$0.13	1	$0.10
Fergus N. MacDonald	4	$16.1	None		None
Wesley K.-S. Phoa	8	$63.1	1	$0.18	5	$2.68

[1]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC has an advisory fee that is based on the performance of the RIC.
[2]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[3]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
[4]	The advisory fee of two of these accounts (representing $0.40 billion in total assets) is based partially on their investment results.
[5]	The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.
[6]	The advisory fee of four of these accounts (representing $3.28 billion in total assets) is based partially on their investment results.
[7]	The advisory fee of one of these accounts (representing $0.33 billion in total assets) is based partially on its investment results.
[8]	The advisory fee of one of these accounts (representing $0.33 billion in total assets) is based partially on its investment results.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until December 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Growth Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus .53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus .46% on net assets in excess of $5.0 billion; or, if net assets of Global Growth Fund are less than $1.0 billion: .58% on the first $500 million of net assets, plus .48% on net assets greater than $500 million but not exceeding $1.0 billion;

Global Small Capitalization Fund: .80% on the first $600 million of net assets, plus .74% on net assets greater than $600 million but not exceeding $1.0 billion, plus ..70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .635% on net assets in excess of $5.0 billion;

Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.0 billion, plus .42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus .30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus .29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .28% on net assets in excess of $34.0 billion;

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International Fund: .69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus .50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus .44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .43% on net assets in excess of $21.0 billion;

New World Fund: .85% on the first $500 million of net assets, plus .77% on net assets greater than $500 million but not exceeding $1.0 billion, plus .71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus .66% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus ..40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus ..53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets in excess of $3.0 billion;

Growth-Income Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus .40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus .235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus .23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: ..69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets in excess of $1.0 billion;

Capital Income Builder: .50% on all net assets;

Asset Allocation Fund: .50% on the first $600 million of net assets, plus .42% on net assets greater than $600 million but not exceeding $1.2 billion, plus .36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .25% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus .244% on net assets in excess of $13.0 billion;

Global Balanced Fund: .66% on the first $500 million of net assets, plus .57% on net assets greater than $500 million but not exceeding $1.0 billion, plus .51% on net assets in excess of $1.0 billion;

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Bond Fund: .48% on the first $600 million of net assets, plus .44% on net assets greater than $600 million but not exceeding $1.0 billion, plus .40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .36% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .34% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .33% on net assets in excess of $8.0 billion;

Corporate Bond Fund: .46% on all net assets;

Global Bond Fund: .57% on the first $1.0 billion of net assets plus .50% on net assets greater than $1.0 billion but not exceeding $3.0 billion, plus .45% on net assets in excess of $3.0 billion;

High-Income Bond Fund: .50% on the first $600 million of net assets, plus .46% on net assets greater than $600 million but not exceeding $1.0 billion, plus .44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .42% on net assets in excess of $2.0 billion;

Mortgage Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion.

U.S. Government/AAA-Rated Securities Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion; and

Cash Management Fund: .32% on the first $1.0 billion of net assets, plus .29% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .27% on net assets in excess of $2.0 billion.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

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The investment adviser’s total fees for the fiscal years ended December 31, 2013, 2012 and 2011 were:

	Fiscal year ended
	2013	2012	2011
Global Growth Fund	$29,493,000	$26,852,000	$27,891,000
Global Small Capitalization Fund	27,187,000	24,722,000	26,096,000
Growth Fund	73,985,000	78,245,000	86,558,000
International Fund	44,541,000	44,296,000	47,532,000
New World Fund	18,795,000	17,217,000	17,530,000
Blue Chip Income and Growth Fund	23,881,000	19,284,000	18,180,000
Global Growth and Income Fund	12,017,000	12,003,000	12,848,000
Growth-Income Fund	63,617,000	64,310,000	64,952,000
International Growth and Income Fund	5,556,000	1,885,000	1,594,000
Capital Income Builder	N/A	N/A	N/A
Asset Allocation Fund	40,591,000	35,034,000	32,917,000
Global Balanced Fund	1,127,000	860,000	279,000*
Bond Fund	32,622,000	33,340,000	36,584,000
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	13,959,000	12,893,000	11,290,000
High-Income Bond Fund	8,860,000	9,155,000	9,026,000
Mortgage Fund	860,000	471,000	121,000*
U.S. Government/AAA-Rated Securities Fund	12,006,000	12,614,000	12,281,000
Cash Management Fund	1,586,000	1,764,000	1,966,000

*	For the period May 2, 2011, commencement of operations, through December 31, 2011.

For the period ended December 31, 2013, the investment adviser voluntarily reduced management fees for Asset Allocation Fund by $77,000 to the rates provided by the amended Agreement.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class 1, 2, 3 and 4 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class 1, 2, 3 and 4 shares. The Administrative Agreement will continue in effect until December 31, 2014, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund. Administrative services fees are paid monthly and accrued daily.

During the 2013 fiscal year, the administrative services fees were:

	Administrative services fee
	Class 1	Class 2	Class 3	Class 4
Global Growth Fund	$162,000	$ 403,000	N/A	—
Global Small Capitalization Fund	109,000	279,000	N/A	—
Growth Fund	681,000	1,559,000	$20,000	—
International Fund	338,000	558,000	5,000	—
New World Fund	127,000	132,000	N/A	—
Blue Chip Income and Growth Fund	233,000	360,000	N/A	—
Global Growth and Income Fund	19,000	183,000	N/A	—
Growth-Income Fund	921,000	1,417,000	18,000	—
International Growth and Income Fund	62,000	24,000	N/A	—
Asset Allocation Fund	871,000	552,000	4,000	—
Global Balanced Fund	3,000	14,000	N/A	—
Bond Fund	401,000	483,000	N/A	—
Global Bond Fund	108,000	157,000	N/A	—
High-Income Bond Fund	80,000	109,000	2,000	—
Mortgage Fund	15,000	5,000	N/A	—
U.S. Government Securities/ AAA-Rated Securities Fund	173,000	189,000	2,000	—
Cash Management Fund	6,000	43,000	1,000	—

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Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2 , Class 3 and Class 4 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers .25% of each fund’s average net assets annually (Class 2 and Class 4 shares) or .18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2, Class 3 and/or Class 4 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2013, the Series incurred distribution expenses for Class 2 shares of $161,630,000, for Class 3 shares of $922,000 and for Class 4 shares of $19,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $14,058,000 for Class 2 shares, $81,000 for Class 3 shares and $6,000 for Class 4 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 4 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class 4 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to Class 4 shares. During the fiscal year ended December 31, 2013, the fund’s Class 4 shares incurred insurance administration fees of $17,000.

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Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON, N.V.

AXA Equitable Life Insurance Company

Forethought Life Insurance Company

Great-West Life & Annuity Insurance Company

Hartford Life Insurance Company

ING Life Insurance and Annuity Company

Jackson National Life Insurance Company

John Hancock Life Insurance Company (U.S.A.)

The Lincoln National Life Insurance Company

Massachusetts Mutual Life Insurance Company

Metropolitan Life Insurance Company

Nationwide Mutual Insurance Company

New York Life Insurance and Annuity Corporation

Pacific Life Insurance Company

Protective Life Insurance Company

Securian Life Insurance Company

SunAmerica Life Assurance Company

Sun Life Assurance Company (U.S.A.)

Symetra Life Insurance Company

Travelers Insurance Company

Transamerica Financial Life Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the Series‘ portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Series‘ portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good

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faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series‘ portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series‘ portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the

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contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2013, 2012 and 2011 were:

	Fiscal year ended
	2013	2012	2011
Global Growth Fund	$4,237,000	$2,291,000	$ 3,434,000
Global Small Capitalization Fund	3,270,000	3,065,000	4,414,000
Growth Fund	7,543,000	9,254,000	11,275,000
International Fund	5,590,000	5,168,000	6,014,000
New World Fund	2,305,000	1,595,000	1,167,000
Blue Chip Income and Growth Fund	2,548,000	2,548,000	2,415,000
Global Growth and Income Fund	1,459,000	1,321,000	1,256,000
Growth-Income Fund	7,515,000	9,435,000	10,581,000
International Growth and Income Fund	958,000	272,000	258,000
Capital Income Builder	N/A	N/A	N/A
Asset Allocation Fund	3,676,000	3,483,000	3,843,000
Global Balanced Fund	70,000	45,000	38,000
Bond Fund	—	—	28
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	—	155	5
High-Income Bond Fund	2,000	10,000	15,000
Mortgage Fund	—	—	N/A

The volume of trading activity for Global Growth Fund, International Fund, New World Fund and International Growth and Income Fund increased during the 2013 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity for Growth Fund and Growth-Income Fund decreased during the 2013 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions. The volume of trading activity for Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and Growth-Income Fund decreased during the 2012 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

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The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year.At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, Deutsche Bank A.G., Goldman Sachs & Co., Morgan Stanley & Co. LLC and UBS AG. At the end of the Series’ most recently completed fiscal year, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Growth Fund	Deutsche Bank A.G.	equity	$ 10,399,000
	Goldman Sachs Group, Inc.	equity	27,475,000
Growth Fund	Citigroup Inc.	equity	231,577,000
	Goldman Sachs Group, Inc.	equity	174,495,000
	Morgan Stanley	equity	94,080,000
International Fund	Credit Suisse Group AG	equity	88,030,000
	Deutsche Bank A.G.	equity	25,296,000
	UBS AG	equity	36,948,000
New World Fund	Citigroup Inc.	equity	29,182,000
Blue Chip Income and Growth Fund	Goldman Sachs Group, Inc.	equity	31,020,000
Global Growth and Income Fund	Deutsche Bank A.G.	equity	4,150,000
	Goldman Sachs Group, Inc.	equity	9,785,000
Growth-Income Fund	Citigroup Inc.	equity	31,266,000
	Goldman Sachs Group, Inc.	equity	91,342,000
	UBS AG	equity	58,016,000
International Growth and Income Fund	Credit Suisse Group AG	equity	7,344,000
	Deutsche Bank A.G.	equity	5,820,000
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	Affiliated company of regular broker-dealer	Type of security	Amount
Asset Allocation Fund	Citigroup Inc.	equity/debt	150,276,000
	Goldman Sachs Group, Inc.	equity/debt	244,194,000
	Morgan Stanley	equity/debt	22,223,000
Global Balanced Fund	Deutsche Bank A.G.	equity	859,000
	Goldman Sachs Group, Inc.	equity/debt	746,000
	Citigroup Inc.	debt	296,000
	Morgan Stanley	debt	152,000
Bond Fund	Citigroup Inc.	equity/debt	18,470,000
	Goldman Sachs Group, Inc.	equity/debt	49,283,000
	Morgan Stanley	debt	47,675,000
	UBS AG	debt	2,573,000
Global Bond Fund	Citigroup Inc.	equity/debt	5,306,000
	Goldman Sachs Group, Inc.	debt	9,030,000
	Morgan Stanley	debt	6,807,000
High-Income Bond Fund	Citigroup Inc.	equity/debt	13,166,000
	Goldman Sachs Group, Inc.	equity	693,000
Mortgage Fund	Credit Suisse Group AG	debt	208,000
	UBS AG	debt	635,000

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures a complete list of portfolio holdings of each fund (except Cash Management Fund) available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Cash Management Fund’s complete list of portfolio holdings, dated as of the end of each month, is posted on the American Funds website within five business days after the end of the applicable month. This information will be available on the website for six months. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the

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information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to clients other than the Series that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-

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income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

American Funds Insurance Series - Page 82

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

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General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $3,381 for Class 1 shares, $5,079 for Class 2 shares and $40 for Class 3 shares for the 2013 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself

American Funds Insurance Series - Page 84

would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

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C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
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RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

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Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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American Funds Insurance Series®

Global Growth FundSM

Investment portfolio

December 31, 2013

Common stocks 96.22%
		Value
Consumer discretionary 24.74%	Shares	(000)

Amazon.com, Inc.[1]	584,500	$ 233,093
priceline.com Inc.[1]	104,000	120,890
Home Depot, Inc.	1,011,000	83,246
Toyota Motor Corp.	1,250,000	76,204
Industria de Diseño Textil, SA	438,700	72,302
Honda Motor Co., Ltd.	1,753,800	72,111
Swatch Group Ltd, non-registered shares	82,550	54,552
Swatch Group Ltd	137,000	15,419
Naspers Ltd., Class N	654,020	68,333
Liberty Global PLC, Class A1	327,449	29,139
Liberty Global PLC, Class C1	244,508	20,617
HUGO BOSS AG	335,500	47,770
Carnival Corp., units	1,085,000	43,584
Walt Disney Co.	533,705	40,775
NIKE, Inc., Class B	446,000	35,073
Navitas Ltd.	5,950,000	34,161
Las Vegas Sands Corp.	431,001	33,993
Burberry Group PLC	1,330,787	33,408
Publicis Groupe SA	364,083	33,313
TOD’S SpA	194,000	32,400
Johnson Controls, Inc.	520,000	26,676
adidas AG	186,600	23,781
ASOS PLC[1]	231,779	23,505
Nokian Renkaat Oyj	486,000	23,314
Comcast Corp., Class A	317,500	16,499
Comcast Corp., Class A, special nonvoting shares	75,000	3,741
Mr Price Group Ltd.	1,215,000	18,965
Hyundai Mobis Co., Ltd.	65,000	18,077
CBS Corp., Class B	275,500	17,560
Time Warner Inc.	246,000	17,151
Carphone Warehouse Group PLC	3,800,000	17,053
Arcos Dorados Holdings Inc., Class A	1,350,000	16,362
Suzuki Motor Corp.	600,000	16,112
Christian Dior SA	69,000	13,038
DIRECTV[1]	170,000	11,745
Kia Motors Corp.	214,000	11,376
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,336
		1,456,674
Information technology 17.02%

ASML Holding NV (New York registered)	647,176	60,640
ASML Holding NV	624,897	58,492
Google Inc., Class A1	95,700	107,252
Alcatel-Lucent[1]	21,769,144	97,570
Common stocks

		Value
Information technology (continued)	Shares	(000)

Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	$ 82,762
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	13,080
Baidu, Inc., Class A (ADR)[1]	413,000	73,464
Nintendo Co., Ltd.	535,000	71,174
TE Connectivity Ltd.	897,500	49,461
OpenTable, Inc.[1]	605,000	48,019
TDK Corp.	950,000	45,466
Visa Inc., Class A	158,000	35,183
ARM Holdings PLC	1,750,000	31,848
OMRON Corp.	660,000	29,111
Amphenol Corp., Class A	300,000	26,754
MercadoLibre, Inc.	180,000	19,402
ASM International NV	562,000	18,517
eBay Inc.[1]	336,000	18,443
ASM Pacific Technology Ltd.	2,000,000	16,739
Avago Technologies Ltd.	310,000	16,396
Microsoft Corp.	390,000	14,598
VeriSign, Inc.[1]	240,000	14,347
Infineon Technologies AG	1,255,000	13,398
Naver Corp.	19,000	13,035
salesforce.com, inc.[1]	225,000	12,418
Rackspace Hosting, Inc.[1]	200,000	7,826
Texas Instruments Inc.	155,000	6,806
		1,002,201
Health care 14.35%

Novo Nordisk A/S, Class B	965,200	176,923
Vertex Pharmaceuticals Inc.[1]	1,093,000	81,210
UnitedHealth Group Inc.	960,000	72,288
Gilead Sciences, Inc.[1]	822,000	61,773
Merck & Co., Inc.	1,134,000	56,757
Regeneron Pharmaceuticals, Inc.[1]	178,300	49,075
Bayer AG	349,300	48,990
Bristol-Myers Squibb Co.	909,600	48,345
Hologic, Inc.[1]	2,163,000	48,343
Novartis AG	580,000	46,293
Grifols, SA, Class B (ADR)	960,250	34,684
AstraZeneca PLC	450,000	26,637
Roche Holding AG	90,000	25,142
UCB SA	309,674	23,065
Express Scripts Holding Co.[1]	325,000	22,828
Edwards Lifesciences Corp.[1]	210,000	13,810
DaVita HealthCare Partners Inc.[1]	144,000	9,125
		845,288
Financials 14.03%

Moody’s Corp.	2,114,000	165,886
AIA Group Ltd.	13,255,300	66,496
Prudential PLC	2,772,434	61,519
ORIX Corp.	3,490,000	61,210
HSBC Holdings PLC	5,120,228	56,164
AXA SA	1,836,463	51,059
JPMorgan Chase & Co.	775,000	45,322
BNP Paribas SA	500,000	38,967
Common stocks

		Value
Financials (continued)	Shares	(000)

Bankia, SA1	16,920,000	$ 28,724
Goldman Sachs Group, Inc.	155,000	27,475
Sumitomo Mitsui Trust Holdings, Inc.	4,881,000	25,677
Sumitomo Mitsui Financial Group, Inc.	462,000	23,778
ICICI Bank Ltd.	1,325,000	23,536
East West Bancorp, Inc.	630,000	22,031
CME Group Inc., Class A	239,700	18,807
AEON Financial Service Co., Ltd.	690,000	18,477
ACE Ltd.	160,000	16,565
Bankinter, SA	2,030,000	13,927
Tokio Marine Holdings, Inc.	345,000	11,515
Housing Development Finance Corp. Ltd.	850,000	10,920
Deutsche Bank AG	218,000	10,399
Bank of Nova Scotia	145,190	9,080
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	615,000	8,389
BDO Unibank, Inc.	3,981,333	6,154
Allianz SE	21,750	3,900
		825,977
Industrials 7.45%

Rolls-Royce Holdings PLC[1]	2,805,000	59,223
Geberit AG	150,000	45,485
KONE Oyj, Class B	880,000	39,708
Intertek Group PLC	755,000	39,358
United Technologies Corp.	329,000	37,440
European Aeronautic Defence and Space Co. EADS NV1	451,000	34,627
IDEX Corp.	425,700	31,438
Deere & Co.	300,000	27,399
Vallourec SA	500,000	27,239
Masco Corp.	1,000,000	22,770
Ryanair Holdings PLC (ADR)[1]	382,500	17,951
Boeing Co.	115,000	15,696
Caterpillar Inc.	160,000	14,530
Qantas Airways Ltd.[1]	9,279,109	9,072
Komatsu Ltd.	425,700	8,638
Union Pacific Corp.	47,000	7,896
		438,470
Consumer staples 5.78%

Associated British Foods PLC	1,590,000	64,376
Nestlé SA	820,000	60,026
Colgate-Palmolive Co.	632,000	41,213
PepsiCo, Inc.	337,000	27,951
SABMiller PLC	500,000	25,675
ITC Ltd.	4,629,975	24,091
Kimberly-Clark Corp.	215,400	22,501
Imperial Tobacco Group PLC	466,000	18,042
British American Tobacco PLC	288,000	15,442
Alimentation Couche-Tard Inc., Class B	151,000	11,355
Pernod Ricard SA	78,739	8,970
Anheuser-Busch InBev NV	82,500	8,768
Shoprite Holdings Ltd.	555,346	8,682
Avon Products, Inc.	195,800	3,372
		340,464

		Value
Materials 4.39%	Shares	(000)

Steel Dynamics, Inc.	2,262,332	$ 44,206
First Quantum Minerals Ltd.	2,300,000	41,442
Rio Tinto PLC	660,000	37,263
Dow Chemical Co.	765,000	33,966
Northam Platinum Ltd.	8,218,484	32,906
Linde AG	138,000	28,866
Glencore Xstrata PLC	4,000,000	20,713
FMC Corp.	252,000	19,016
		258,378
Telecommunication services 3.36%

SoftBank Corp.	1,634,000	142,748
TalkTalk Telecom Group PLC	5,625,000	28,503
Vodafone Group PLC	6,400,000	25,118
NII Holdings, Inc., Class B1	600,000	1,650
		198,019
Energy 3.25%

Oil Search Ltd.	6,973,952	50,501
Canadian Natural Resources, Ltd.	961,400	32,528
EOG Resources, Inc.	110,000	18,462
Royal Dutch Shell PLC, Class B	480,000	18,123
Enbridge Inc.	392,000	17,127
Ophir Energy PLC[1]	2,624,720	14,248
Tourmaline Oil Corp.[1]	300,000	12,624
Peyto Exploration & Development Corp.	400,000	12,242
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	274,700	4,035
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	133,000	1,833
Schlumberger Ltd.	65,000	5,857
Transocean Ltd.	75,604	3,736
		191,316
Utilities 0.48%

ENN Energy Holdings Ltd.	3,560,000	26,329
National Grid PLC	159,000	2,075
		28,404
Miscellaneous 1.37%

Other common stocks in initial period of acquisition		80,469
Total common stocks (cost: $3,809,656,000)		5,665,660
Bonds, notes & other debt instruments 0.56%
	Principal amount
U.S. Treasury bonds & notes 0.56%	(000)

U.S. Treasury 0.25% 2015	$ 7,175	7,180
U.S. Treasury 4.00% 2015	24,925	25,986
Total bonds, notes & other debt instruments (cost: $33,145,000)		33,166
	Principal amount	Value
Short-term securities 3.57%	(000)	(000)

Federal Home Loan Bank 0.06%–0.09% due 2/12–3/21/2014	$68,100	$ 68,090
Freddie Mac 0.10%–0.14% due 2/20–6/13/2014	31,600	31,592
Fannie Mae 0.09% due 2/24–7/23/2014	28,700	28,691
Walt Disney Co. 0.07% due 2/27/2014[4]	18,800	18,798
International Bank for Reconstruction and Development 0.12% due 3/5–5/16/2014	18,800	18,795
GlaxoSmithKline Finance PLC 0.11% due 1/9/2014[4]	16,800	16,800
Export Development Canada 0.12% due 3/12/2014	14,800	14,798
General Electric Capital Corp. 0.05% due 1/2/2014	12,700	12,700
Total short-term securities (cost: $210,258,000)		210,264
Total investment securities (cost: $4,053,059,000)		5,909,090
Other assets less liabilities		(20,918)
Net assets		$5,888,172

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,336,000, which represented .02% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.
[4]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,598,000, which represented .60% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM

Investment portfolio

December 31, 2013

Common stocks 90.07%
		Value
Consumer discretionary 22.98%	Shares	(000)

Netflix, Inc.[1]	333,500	$122,785
Lions Gate Entertainment Corp.	3,001,000	95,012
Melco Crown Entertainment Ltd. (ADR)[1]	2,182,000	85,578
Penske Automotive Group, Inc.	1,205,000	56,828
Tesla Motors, Inc.[1]	300,000	45,114
Paddy Power PLC	438,000	37,359
Domino’s Pizza, Inc.	513,000	35,730
NagaCorp Ltd.	28,766,000	30,308
Melco International Development Ltd.	8,216,000	30,197
zooplus AG, non-registered shares[1,2]	357,716	25,590
Entertainment One Ltd.[1]	5,685,300	24,403
Hankook Tire Co., Ltd.[1]	418,940	24,096
Minth Group Ltd.	11,246,000	23,350
Wendy’s Co.	2,460,000	21,451
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	20,740
Ted Baker PLC	517,162	19,611
Group 1 Automotive, Inc.	269,363	19,130
John Wiley & Sons, Inc., Class A	328,500	18,133
Bloomin’ Brands, Inc.[1]	699,100	16,785
Chow Sang Sang Holdings International Ltd.	5,838,300	16,639
SeaWorld Entertainment, Inc.	468,300	13,473
Brinker International, Inc.	275,000	12,744
Five Below, Inc.[1]	271,200	11,716
China Lodging Group, Ltd. (ADR)[1]	379,000	11,544
Cheil Worldwide Inc.[1]	413,500	10,775
Inchcape PLC	959,300	9,762
Mando Corp.	76,100	9,014
Rightmove PLC	196,000	8,893
Eros International PLC, Class A1	759,296	8,436
Toll Brothers, Inc.[1]	225,000	8,325
L’Occitane International SA	3,875,000	8,245
Bloomberry Resorts Corp.[1]	41,117,700	7,977
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	7,714
Zhongsheng Group Holdings Ltd.	5,067,500	6,993
Stella International Holdings Ltd.	2,237,000	5,700
Intercontinental Hotels Group PLC	161,991	5,400
CJ Home Shopping Co., Ltd.	13,700	5,387
Mothercare PLC[1]	750,000	4,881
Mood Media Corp.[1]	4,819,000	3,765
Mood Media Corp. (CDI) (GBP denominated)[1]	1,335,000	1,043
Parkson Retail Asia Ltd.	6,212,000	4,775
CTC Media, Inc.	298,000	4,141
American Axle & Manufacturing Holdings, Inc.[1]	202,000	4,131
TravelCenters of America LLC[1]	400,000	3,896
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Delticom AG	83,000	$ 3,654
POLYTEC Holding AG, non-registered shares	364,350	3,403
PT Multipolar Tbk	77,730,000	2,299
Golden Eagle Retail Group Ltd.	1,652,000	2,182
Phorm Corp. Ltd.[1]	10,260,000	1,911
Talwalkars Better Value Fitness Ltd.	650,000	1,646
China Zenix Auto International Ltd. (ADR)[1]	428,500	1,114
HT Media Ltd.	633,821	799
PT Global Mediacom Tbk	3,025,000	472
Five Star Travel Corp.[1,3,4]	219,739	69
Ten Alps PLC[1]	2,600,000	32
CEC Unet PLC[1,4]	14,911,148	—
		965,150
Health care 14.25%

Synageva BioPharma Corp.[1]	1,346,100	87,120
athenahealth, Inc.[1]	425,798	57,270
BioMarin Pharmaceutical Inc.[1]	769,800	54,094
Illumina, Inc.[1]	451,300	49,923
Paladin Labs Inc.[1]	300,000	33,458
Algeta ASA[1]	506,000	29,933
Hikma Pharmaceuticals PLC	1,491,000	29,653
Novadaq Technologies Inc.[1]	1,370,700	22,603
bluebird bio, Inc.[1]	891,700	18,708
Myriad Genetics, Inc.[1]	860,400	18,051
Insulet Corp.[1]	462,200	17,148
Team Health Holdings, Inc.[1]	349,745	15,931
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	15,146
GN Store Nord AS	563,000	13,829
Endo Health Solutions Inc.[1]	201,600	13,600
Mauna Kea Technologies SA1,2	881,400	12,671
Orexigen Therapeutics, Inc.[1]	2,040,000	11,485
Fleury SA, ordinary nominative	1,238,000	9,655
ArthroCare Corp.[1]	221,100	8,897
Exelixis, Inc.[1]	1,400,000	8,582
JSC Pharmstandard (GDR)[1,4]	706,865	7,920
NuVasive, Inc.[1]	212,400	6,867
Fisher & Paykel Healthcare Corp. Ltd.	2,151,385	6,812
MD Medical Group Investments PLC (GDR)[3]	470,900	5,321
MD Medical Group Investments PLC (GDR)	74,530	842
Lijun International Pharmaceutical (Holding) Co., Ltd.	21,150,000	5,782
Orthofix International NV1	252,000	5,751
Teleflex Inc.	60,200	5,650
CONMED Corp.	110,000	4,675
Centene Corp.[1]	77,000	4,539
EOS imaging SA1	380,000	3,299
Hologic, Inc.[1]	140,000	3,129
Tsumura & Co.	105,000	2,780
QRxPharma Ltd.[1]	4,129,927	2,747
STENTYS SA1	126,040	1,619
Merck Ltd.	174,609	1,585
Cadence Pharmaceuticals, Inc.[1]	173,799	1,573
		598,648
Common stocks
		Value
Industrials 11.11%	Shares	(000)

International Container Terminal Services, Inc.	34,610,000	$ 79,541
Intertek Group PLC	1,065,000	55,518
Moog Inc., Class A1	547,100	37,170
Polypore International, Inc.[1]	672,000	26,141
JVM Co., Ltd.[1,2]	411,500	19,184
Northgate PLC	1,838,270	15,616
PARK24 Co., Ltd.	796,600	15,000
Alliance Global Group, Inc.	23,370,000	13,585
ITT Corp.	295,300	12,822
Carborundum Universal Ltd.	5,090,000	12,129
PT AKR Corporindo Tbk	32,680,000	11,748
AirAsia Bhd.	17,024,600	11,435
Frigoglass SAIC[1]	1,626,030	11,431
Cebu Air, Inc.	10,284,730	10,856
KEYW Holding Corp.[1]	750,000	10,080
Loomis AB, Class B	425,030	10,077
BELIMO Holding AG	3,450	9,514
BTS Rail Mass Transit Growth Infrastructure Fund	35,979,200	9,416
Clean Harbors, Inc.[1]	149,000	8,934
Nok Airlines PCL	15,277,500	8,834
Waste Connections, Inc.	194,600	8,490
NORMA Group SE, non-registered shares	154,500	7,670
Globaltrans Investment PLC (GDR)[3]	270,600	4,303
Globaltrans Investment PLC (GDR)	194,400	3,091
Harsco Corp.	220,500	6,181
Blount International, Inc.[1]	425,000	6,150
Geberit AG	16,500	5,003
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	326,700	4,570
Amara Raja Batteries Ltd.	810,712	4,404
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	4,355
Boer Power Holdings Ltd.	4,687,000	4,304
Gujarat Pipavav Port Ltd.[1]	4,050,000	4,138
J. Kumar Infraprojects Ltd.	1,300,000	3,705
Johnson Electric Holdings Ltd.	3,040,000	2,940
Shun Tak Holdings Ltd.	4,714,000	2,772
National Express Group PLC	591,000	2,693
Chart Industries, Inc.[1]	16,900	1,616
TD Power Systems Ltd.	343,200	1,315
		466,731
Information technology 9.37%

AAC Technologies Holdings Inc.	11,687,100	56,745
Palo Alto Networks, Inc.[1]	628,200	36,103
Semiconductor Manufacturing International Corp.[1]	311,975,000	24,542
OpenTable, Inc.[1]	292,789	23,239
QIWI PLC, Class B (ADR)	327,800	18,357
Cognex Corp.	390,000	14,890
Hamamatsu Photonics KK	371,800	14,846
Hittite Microwave Corp.[1]	234,900	14,500
Spectris PLC	340,000	14,419
Anritsu Corp.	1,223,500	13,442
Itron, Inc.[1]	267,000	11,062
Kingboard Laminates Holdings Ltd.	25,653,600	10,884
Agilysys, Inc.[1]	646,800	9,003
Common stocks
		Value
Information technology (continued)	Shares	(000)

OBIC Co., Ltd.	292,300	$ 8,618
Power Integrations, Inc.	142,900	7,977
FireEye, Inc.[1]	182,900	7,976
PChome Online Inc.	956,702	7,672
VTech Holdings Ltd.	570,000	7,402
Persistent Systems Ltd.	455,000	7,193
Halma PLC	682,500	6,821
Splunk Inc.[1]	98,700	6,778
Inphi Corp.[1]	506,100	6,529
Suprema Inc.[1]	310,000	6,227
Youku Tudou Inc., Class A (ADR)[1]	200,000	6,060
Pandora Media, Inc.[1]	225,000	5,985
Delta Electronics (Thailand) PCL	3,667,800	5,972
SciQuest, Inc.[1]	200,000	5,696
Wacom Co., Ltd.	690,000	4,835
Semtech Corp.[1]	191,000	4,829
Kingdee International Software Group Co. Ltd.[1]	13,570,400	4,130
Alten SA, non-registered shares	85,500	3,882
Immersion Corp.[1]	364,567	3,784
M/A-COM Technology Solutions Holdings, Inc.[1]	215,000	3,653
Playtech PLC	285,000	3,478
Tangoe, Inc.[1]	186,700	3,363
Demand Media, Inc.[1]	217,900	1,257
Remark Media, Inc.[1]	250,952	1,169
China High Precision Automation Group Ltd.[1,4]	5,500,000	71
		393,389
Financials 8.75%

Ocwen Financial Corp.[1]	1,094,000	60,662
SVB Financial Group[1]	257,600	27,012
Old Republic International Corp.	1,450,000	25,041
Kemper Corp.	595,000	24,324
K. Wah International Holdings Ltd.	38,204,793	23,156
Altisource Residential Corp.	745,127	22,436
Banco Espírito Santo, SA1	12,778,715	18,265
Shriram Transport Finance Co. Ltd.	1,656,974	18,018
LSL Property Services PLC	2,375,000	17,305
Chailease Holding Co Ltd	6,020,000	15,836
Altisource Asset Management Corp.[1]	16,398	15,250
Starwood Property Trust, Inc.	530,000	14,681
Altisource Portfolio Solutions SA1	67,000	10,628
Tune Ins Holdings Bhd.[1]	13,112,000	7,806
ING Vysya Bank Ltd.	696,454	6,896
Assured Guaranty Ltd.	275,000	6,487
Crédito Real, SAB de CV	4,193,330	6,462
TCS Group Holding PLC (GDR)[1,3]	300,700	4,721
TCS Group Holding PLC (GDR)[1]	83,800	1,316
Siam Future Development PCL, nonvoting depository receipts	23,331,547	4,012
Siam Future Development PCL	11,573,125	1,990
Golden Wheel Tiandi Holdings Co. Ltd.	50,254,000	5,833
Airesis SA1,2	3,294,151	5,650
Bank of Ireland[1]	14,099,515	4,888
Leucadia National Corp.	134,460	3,811
Mahindra Lifespace Developers Ltd.	518,356	3,322
Common stocks
		Value
Financials (continued)	Shares	(000)

Lai Sun Development Co. Ltd.[1]	118,000,000	$ 3,196
Home Loan Servicing Solutions, Ltd.	87,500	2,010
Punjab & Sind Bank	2,425,000	1,721
GT Capital Holdings, Inc.	98,000	1,705
First Southern Bancorp, Inc.[1,4,5]	232,830	1,336
Bao Viet Holdings	462,777	829
PT Agung Podomoro Land Tbk	40,832,000	721
		367,326
Materials 5.49%

OM Group, Inc.[1]	735,000	26,761
AptarGroup, Inc.	345,500	23,428
PolyOne Corp.	660,168	23,337
Tiangong International Co. Ltd.	67,956,000	19,631
Kenmare Resources PLC[1]	54,706,150	18,843
Yingde Gases Group Co. Ltd.	16,410,000	17,184
Synthomer PLC	3,790,000	15,973
African Minerals Ltd.[1]	3,987,000	13,089
FUCHS PETROLUB SE	123,000	10,457
CPMC Holdings Ltd.	12,800,000	9,987
Arkema SA	75,000	8,748
Time Technoplast Ltd.[2]	11,888,000	7,428
Cheil Industries Inc.	69,500	5,828
Sirius Minerals PLC[1]	24,159,510	5,601
Boral Ltd.	760,000	3,237
J.K. Cement Ltd.	907,767	2,835
Indochine Mining Ltd.[1,2]	58,574,166	2,249
Yip’s Chemical Holdings Ltd.	2,394,000	2,065
Frutarom Industries Ltd.	95,624	2,011
Hummingbird Resources PLC[1,2]	3,475,000	1,928
Valspar Corp.	26,800	1,911
Duluth Metals Ltd.[1]	2,299,700	1,689
Huntsman Corp.	68,600	1,688
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	1,552
China Forestry Holdings Co., Ltd.[1,4]	26,858,000	1,212
Cape Lambert Resources Ltd.[1]	9,762,351	1,133
Rusoro Mining Ltd.[1]	25,530,432	601
Orsu Metals Corp.[1]	588,231	30
		230,436
Energy 5.45%

Ophir Energy PLC[1]	7,209,562	39,135
InterOil Corp.[1]	754,235	38,836
Amerisur Resources PLC[1]	27,117,360	26,719
Ultra Petroleum Corp.[1]	965,000	20,892
C&J Energy Services, Inc.[1]	707,000	16,332
Lekoil Ltd. (CDI)[1]	12,302,000	12,732
Oasis Petroleum Inc.[1]	224,000	10,521
Exillon Energy PLC[1]	3,546,000	10,100
Comstock Resources, Inc.	521,000	9,529
Providence Resources PLC[1]	2,490,250	9,175
Circle Oil PLC[1]	22,687,000	7,467
Genel Energy PLC[1]	321,600	5,725
Victoria Oil & Gas PLC[1,2]	278,662,420	5,191
Common stocks
		Value
Energy (continued)	Shares	(000)

Canadian Overseas Petroleum Ltd.[1,2]	16,670,000	$ 4,158
Tethys Petroleum Ltd.[1]	8,112,100	3,437
Tethys Petroleum Ltd. (GBP denominated)[1]	763,450	348
Prosafe SE	240,000	1,852
Hunting PLC	140,000	1,808
International Petroleum Ltd.[1,4]	54,894,353	1,745
Borders & Southern Petroleum PLC[1]	7,028,100	1,426
African Petroleum Corp. Ltd.[1]	13,550,909	968
Wildhorse Energy Ltd.[1,2]	16,227,016	391
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2]	7,225,777	200
Esrey Energy Ltd.[1]	825,000	78
		228,765
Utilities 4.12%

ENN Energy Holdings Ltd.	18,321,700	135,505
APR Energy PLC	869,860	13,684
Glow Energy PCL	3,930,000	8,432
Greenko Group PLC[1]	2,280,000	6,428
Energy World Corp. Ltd.[1]	10,560,000	3,583
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,430
Mytrah Energy Ltd.[1]	1,700,000	2,210
		173,272
Consumer staples 3.21%

Puregold Price Club, Inc.	37,418,000	31,953
Super Group Ltd.	5,732,000	17,260
Hypermarcas SA, ordinary nominative	1,853,800	13,869
COSMOS Pharmaceutical Corp.	124,500	13,489
Wumart Stores, Inc., Class H	7,168,000	11,647
O’Key Group SA (GDR)	651,000	7,747
PZ Cussons PLC	1,101,010	6,864
Petra Foods Ltd.	2,630,000	6,711
Kernel Holding SA1	493,041	6,213
Coca-Cola Icecek AS, Class C	191,100	4,602
Sundrug Co., Ltd.	97,500	4,356
Bizim Toptan Satis Magazalari AS, non-registered shares	310,000	3,412
HITEJINRO CO., LTD.	162,854	3,403
Pigeon Corp.	52,700	2,552
Godfrey Phillips India Ltd.	20,484	862
		134,940
Telecommunication services 0.44%

Telephone and Data Systems, Inc.	192,830	4,971
Total Access Communication PCL	1,602,200	4,730
tw telecom inc.[1]	125,000	3,809
Cogent Communications Group, Inc.	93,700	3,786
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,213
		18,509
Miscellaneous 4.90%

Other common stocks in initial period of acquisition		206,006
Total common stocks (cost: $2,614,000,000)		3,783,172
Rights & warrants 0.00%
		Value
Miscellaneous 0.00%		(000)

Other rights & warrants in initial period of acquisition		$ —
Total rights & warrants (cost: $264,000)		—
Convertible securities 0.27%
	Shares or
Health care 0.20%	principal amount

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[1,2,4,5]	1,904,544	8,527
Energy 0.05%

Clean Energy Fuels Corp. 5.25% convertible notes 2018[3]	$1,667,000	1,704
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,4,5]	398	885
Total convertible securities (cost: $6,941,000)		11,116
Bonds, notes & other debt instruments 0.32%
	Principal amount
U.S. Treasury bonds & notes 0.32%	(000)

U.S. Treasury 0.25% 2014	$ 3,000	3,002
U.S. Treasury 0.25% 2015	4,300	4,302
U.S. Treasury 4.00% 2015	5,800	6,047
Total bonds, notes & other debt instruments (cost: $13,341,000)		13,351

Short-term securities 9.27%

Federal Home Loan Bank 0.06%–0.115% due 1/22–5/16/2014	111,200	111,185
Freddie Mac 0.10%–0.14% due 5/2–9/17/2014	63,800	63,756
Sumitomo Mitsui Banking Corp. 0.15%–0.165% due 1/8–1/17/2014[3]	34,500	34,498
Wells Fargo & Co. 0.22% due 6/17/2014	27,400	27,362
BNP Paribas Finance Inc. 0.19% due 3/3/2014	27,100	27,092
Gotham Funding Corp. 0.14% due 1/7/2014[3]	17,600	17,600
Victory Receivables Corp. 0.16% due 1/9/2014[3]	5,900	5,900
Bank of Nova Scotia 0.165% due 4/7/2014	22,900	22,890
U.S. Treasury Bill 0.061% due 2/6/2014	19,800	19,800
Fannie Mae 0.15% due 10/27/2014	19,400	19,376
International Bank for Reconstruction and Development 0.12% due 5/16/2014	14,700	14,695
General Electric Capital Corp. 0.05% due 1/2/2014	10,200	10,200
Mizuho Funding LLC 0.225% due 1/15/2014[3]	8,700	8,699
Thunder Bay Funding, LLC 0.20% due 1/27/2014[3]	5,000	4,999
Tennessee Valley Authority 0.05% due 1/2/2014	1,500	1,500
Total short-term securities (cost: $389,556,000)		389,552
Total investment securities (cost: $3,024,102,000)		4,197,191
Other assets less liabilities		3,079
Net assets		$4,200,270

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $87,814,000, which represented 2.09% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $21,765,000, which represented .52% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date	(000)	(000)	assets

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	12/17/2012	$ 5,274	$ 8,527.21%
First Southern Bancorp, Inc	12/17/2009	3,821	1,336.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	885.02
Total restricted securities		$9,095	$10,748.26%

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

GBP = British pounds

Growth FundSM

Investment portfolio

December 31, 2013

Common stocks 97.38%
		Value
Consumer discretionary 21.60%	Shares	(000)

Amazon.com, Inc.[1]	2,786,800	$ 1,111,348
Home Depot, Inc.	8,040,000	662,014
Comcast Corp., Class A	6,180,000	321,144
Wynn Macau, Ltd.	53,010,200	240,293
Las Vegas Sands Corp.	2,848,000	224,622
NIKE, Inc., Class B	2,690,000	211,542
Tiffany & Co.	2,135,000	198,085
Johnson Controls, Inc.	3,549,100	182,069
Time Warner Inc.	2,333,333	162,680
Twenty-First Century Fox, Inc., Class A	4,548,400	160,013
Wynn Resorts, Ltd.	794,540	154,308
Starbucks Corp.	1,655,000	129,735
Marriott International, Inc., Class A	2,395,123	118,223
CarMax, Inc.[1]	2,500,000	117,550
Lowe’s Companies, Inc.	2,246,000	111,289
Liberty Media Corp., Class A1	753,361	110,330
Hyatt Hotels Corp., Class A1	2,170,000	107,328
Carnival Corp., units	1,990,000	79,938
MGM Resorts International[1]	3,130,000	73,618
Industria de Diseño Textil, SA	363,000	59,826
Expedia, Inc.	830,000	57,818
Walt Disney Co.	750,000	57,300
L’Occitane International SA	23,700,000	50,430
Toyota Motor Corp.	765,000	46,636
CBS Corp., Class B	695,000	44,299
Netflix, Inc.[1]	115,000	42,340
Sturm, Ruger & Co., Inc.	523,300	38,248
Tesla Motors, Inc.[1]	228,000	34,287
Swatch Group Ltd, non-registered shares	47,000	31,059
Luxottica Group SpA	564,000	30,221
Ralph Lauren Corp., Class A	168,000	29,664
Time Warner Cable Inc.	215,000	29,132
priceline.com Inc.[1]	20,000	23,248
Ford Motor Co.	1,400,000	21,602
Burberry Group PLC	675,000	16,945
		5,089,184
Financials 16.24%

Wells Fargo & Co.	15,478,396	702,719
American Express Co.	4,000,000	362,920
Bank of America Corp.	20,000,000	311,400
Berkshire Hathaway Inc., Class A1	1,500	266,850
Citigroup Inc.	4,444,000	231,577
JPMorgan Chase & Co.	3,553,920	207,833
Common stocks
		Value
Financials (continued)	Shares	(000)

Capital One Financial Corp.	2,580,000	$ 197,654
Goldman Sachs Group, Inc.	984,400	174,495
Onex Corp.	3,110,500	167,933
Legal & General Group PLC	45,158,246	166,535
American International Group, Inc.	2,833,300	144,640
ACE Ltd.	1,278,000	132,311
Arch Capital Group Ltd.[1]	1,800,000	107,442
Morgan Stanley	3,000,000	94,080
XL Group PLC	2,500,000	79,600
American Tower Corp.	985,000	78,623
Leucadia National Corp.	2,589,740	73,393
Charles Schwab Corp.	2,400,000	62,400
CME Group Inc., Class A	771,300	60,516
Sterling Financial Corp.[2]	1,221,592	41,632
First Republic Bank	690,000	36,122
Bond Street Holdings LLC, Class A1,3,4	1,625,000	31,151
W. R. Berkley Corp.	655,000	28,420
MB Financial, Inc.	826,500	26,522
Legg Mason Partners Equity Fund	565,000	24,566
Toronto-Dominion Bank	155,000	14,608
		3,825,942
Information technology 15.47%

Google Inc., Class A1	731,500	819,799
ASML Holding NV (New York registered)	3,371,016	315,864
ASML Holding NV	2,190,184	205,007
salesforce.com, inc.[1]	5,655,000	312,099
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	239,234
Apple Inc.	400,000	224,444
Concur Technologies, Inc.[1]	1,700,000	175,406
Facebook, Inc., Class A1	2,844,500	155,480
Microsoft Corp.	4,110,000	153,837
LinkedIn Corp., Class A1	635,000	137,687
Rackspace Hosting, Inc.[1]	3,332,000	130,381
eBay Inc.[1]	2,007,900	110,214
MercadoLibre, Inc.	922,925	99,482
Avago Technologies Ltd.	1,810,000	95,731
International Business Machines Corp.	450,000	84,407
Dolby Laboratories, Inc., Class A1	2,166,221	83,530
Nintendo Co., Ltd.	412,000	54,811
Amphenol Corp., Class A	570,000	50,833
Texas Instruments Inc.	1,010,000	44,349
Intuit Inc.	545,000	41,594
Hexagon AB, Class B	1,212,551	38,327
Broadcom Corp., Class A	985,000	29,205
TE Connectivity Ltd.	470,000	25,902
Mail.Ru Group Ltd. (GDR)[2]	266,416	11,882
Mail.Ru Group Ltd. (GDR)	86,584	3,862
		3,643,367
Health care 13.31%

Gilead Sciences, Inc.[1]	6,128,800	460,579
Incyte Corp.[1]	7,672,800	388,474
Regeneron Pharmaceuticals, Inc.[1]	1,130,600	311,186
Common stocks
		Value
Health care (continued)	Shares	(000)

UnitedHealth Group Inc.	3,510,000	$ 264,303
Grifols, SA, Class A, non-registered shares	4,285,000	204,935
Grifols, SA, Class B, non-registered shares	1,215,850	43,296
Grifols, SA, Class B (ADR)	195,000	7,043
Vertex Pharmaceuticals Inc.[1]	3,403,700	252,895
Edwards Lifesciences Corp.[1]	3,040,400	199,937
Hologic, Inc.[1]	7,876,400	176,038
Express Scripts Holding Co.[1]	2,172,500	152,596
Intuitive Surgical, Inc.[1]	357,800	137,424
Allergan, Inc.	895,000	99,417
Humana Inc.	947,000	97,749
Baxter International Inc.	1,397,119	97,170
Merck & Co., Inc.	1,115,000	55,806
PerkinElmer, Inc.	1,195,000	49,270
Pharmacyclics, Inc.[1]	425,000	44,956
Bristol-Myers Squibb Co.	634,500	33,724
Roche Holding AG	84,900	23,717
InnovaCare Inc.[1,2,3]	2,843,000	14,926
Biogen Idec Inc.[1]	52,500	14,687
Theravance, Inc.[1]	172,646	6,155
		3,136,283
Energy 9.75%

Suncor Energy Inc.	7,852,093	275,276
Core Laboratories NV	1,185,000	226,276
Pioneer Natural Resources Co.	1,130,000	207,999
Noble Energy, Inc.	2,960,000	201,606
Concho Resources Inc.[1]	1,830,000	197,640
FMC Technologies, Inc.[1]	3,000,000	156,630
Peyto Exploration & Development Corp.	4,370,000	133,743
Oil States International, Inc.[1]	1,095,000	111,383
Chesapeake Energy Corp.	3,600,000	97,704
Murphy Oil Corp.	1,364,379	88,521
Royal Dutch Shell PLC, Class B (ADR)	1,100,000	82,621
Cobalt International Energy, Inc.[1]	4,990,000	82,085
Cabot Oil & Gas Corp.	1,592,700	61,733
EOG Resources, Inc.	303,700	50,973
Enbridge Inc.	1,080,000	47,186
Pacific Rubiales Energy Corp.	2,673,200	46,153
Paramount Resources Ltd.[1]	1,170,000	42,824
Africa Oil Corp.[1,3,4]	2,828,200	24,024
Africa Oil Corp.[1]	732,453	6,349
Africa Oil Corp. (CAD denominated)[1]	339,600	2,951
Laricina Energy Ltd.[1,3,4]	1,403,000	33,020
Oceaneering International, Inc.	405,000	31,946
Laredo Petroleum Holdings, Inc.[1]	1,093,300	30,273
MEG Energy Corp.[1]	720,000	20,748
Tourmaline Oil Corp.[1]	480,000	20,198
Canadian Natural Resources, Ltd.	530,000	17,932
		2,297,794
Industrials 9.45%

Boeing Co.	2,305,000	314,609
Union Pacific Corp.	1,650,000	277,200
Oshkosh Corp.[5]	4,947,000	249,230
Common stocks
		Value
Industrials (continued)	Shares	(000)

Aeronautic Defence and Space Co. EADS NV	2,750,000	$ 211,139
Rockwell Collins, Inc.	2,636,900	194,920
United Continental Holdings, Inc.[1]	2,805,700	106,140
Meggitt PLC	11,240,199	98,185
MTU Aero Engines AG	917,696	90,128
Fastenal Co.	1,850,000	87,893
Grafton Group PLC, units	7,866,000	84,276
Cummins Inc.	575,000	81,058
General Electric Co.	2,500,000	70,075
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	68,283
W.W. Grainger, Inc.	250,000	63,855
Precision Castparts Corp.	220,000	59,246
Caterpillar Inc.	550,000	49,945
Iron Mountain Inc.	1,622,308	49,237
General Dynamics Corp.	510,000	48,731
Graco Inc.	275,000	21,483
		2,225,633
Consumer staples 5.45%

Costco Wholesale Corp.	2,485,000	295,740
PepsiCo, Inc.	3,055,000	253,382
Herbalife Ltd.	2,000,000	157,400
Philip Morris International Inc.	1,780,000	155,092
Kerry Group PLC, Class A	2,000,000	138,946
Nu Skin Enterprises, Inc., Class A	600,000	82,932
Estée Lauder Companies Inc., Class A	870,000	65,528
Glanbia PLC	3,314,077	51,336
Sprouts Farmers Market, Inc.[1]	1,180,000	45,347
Raia Drogasil SA, ordinary nominative	4,000,000	25,059
Avon Products, Inc.	800,000	13,776
		1,284,538
Materials 3.96%

FMC Corp.	1,967,400	148,460
James Hardie Industries PLC (CDI)	11,969,998	138,303
Potash Corp. of Saskatchewan Inc.	4,000,000	131,840
Dow Chemical Co.	2,786,311	123,712
Smurfit Kappa PLC, Class A	4,995,346	122,736
Rio Tinto PLC	1,220,000	68,881
Schweitzer-Mauduit International, Inc.	1,316,000	67,734
HudBay Minerals Inc.	5,617,200	46,217
Sealed Air Corp.	1,100,000	37,455
Mosaic Co.	660,000	31,198
Cliffs Natural Resources Inc.	660,000	17,299
		933,835
Telecommunication services 1.68%

Vodafone Group PLC	35,070,000	137,636
CenturyLink, Inc.	4,160,000	132,496
Crown Castle International Corp.[1]	1,715,000	125,932
		396,064
Common stocks
		Value
Utilities 0.13%	Shares	(000)

Exelon Corp.	1,025,000	$ 28,075
KGen Power Corp.[1,3,4,5]	3,166,128	1,741
		29,816
Miscellaneous 0.34%

Other common stocks in initial period of acquisition		78,796
Total common stocks (cost: $12,679,745,000)		22,941,252
Rights & warrants 0.07%

Energy 0.07%

Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	16,599
Total rights & warrants (cost: $17,736,000)		16,599

	Principal amount
Short-term securities 2.75%	(000)

Fannie Mae 0.055%–0.13% due 1/2–7/23/2014	$195,900	195,850
Freddie Mac 0.11%–0.16% due 1/22–8/19/2014	173,710	173,621
Federal Home Loan Bank 0.055%–0.15% due 1/6–9/8/2014	156,900	156,868
General Electric Capital Corp. 0.05%–0.10% due 1/2–1/14/2014	35,300	35,299
IBM Corp. 0.05% due 1/27/2014[2]	29,500	29,499
Wells Fargo & Co. 0.13% due 2/19/2014	24,100	24,094
Abbott Laboratories 0.11% due 1/3/2014[2]	11,300	11,300
Private Export Funding Corp. 0.22% due 1/6/2014[2]	10,100	10,100
Walt Disney Co. 0.07% due 2/27/2014[2]	10,100	10,099
Total short-term securities (cost: $646,699,000)		646,730
Total investment securities (cost: $13,344,180,000)		23,604,581
Other assets less liabilities		(46,382)
Net assets		$23,558,199
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $129,438,000, which represented .55% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $104,862,000, which represented .45% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$ 61,323	$ 33,020.14%
Bond Street Holdings LLC, Class A	8/16/2010	34,125	31,151.13
Africa Oil Corp.	10/17/2013	22,863	24,024.10
KGen Power Corp.	12/19/2006	—	1,741.01
Total restricted securities		$118,311	$89,936.38%

[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

CAD = Canadian dollars

International FundSM

Investment portfolio

December 31, 2013

Common stocks 95.84%
		Value
Financials 18.05%	Shares	(000)

AIA Group Ltd.	42,255,700	$ 211,979
Barclays PLC	40,314,875	181,552
Axis Bank Ltd.	6,070,226	127,533
Sberbank of Russia (ADR)	8,194,000	103,081
Sberbank of Russia (GDR)[1]	1,604,711	20,187
Prudential PLC	4,688,265	104,031
BNP Paribas SA	1,173,501	91,455
Credit Suisse Group AG	2,879,624	88,030
UniCredit SpA	9,894,336	73,231
Commerzbank AG, non-registered shares[2]	4,534,872	73,054
Sun Hung Kai Properties Ltd.	4,073,339	51,663
Housing Development Finance Corp. Ltd.	3,623,000	46,545
Henderson Land Development Co. Ltd.	7,905,046	45,110
Siam Commercial Bank PCL	8,515,000	37,185
UBS AG	1,947,941	36,948
Mizuho Financial Group, Inc.	16,538,800	35,807
Assicurazioni Generali SpA	1,301,000	30,605
China Overseas Land & Investment Ltd.	10,360,000	29,126
HSBC Holdings PLC (United Kingdom)	2,522,795	27,377
China Pacific Insurance (Group) Co., Ltd., Class H	6,959,800	27,285
AEON Financial Service Co., Ltd.	975,000	26,109
Deutsche Bank AG	530,295	25,296
HDFC Bank Ltd.	2,185,727	23,529
Cheung Kong (Holdings) Ltd.	1,450,000	22,888
Société Générale	382,375	22,209
ICICI Bank Ltd.	1,162,090	20,643
AXA SA	683,312	18,998
Sampo Oyj, Class A	298,500	14,668
Link Real Estate Investment Trust	3,001,732	14,555
Investor AB, Class B	407,632	14,025
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	13,495
Svenska Handelsbanken AB, Class A	230,000	11,300
Kotak Mahindra Bank Ltd.	548,916	6,463
		1,675,962
Consumer discretionary 15.52%

Sands China Ltd.	21,522,000	175,827
Volkswagen AG, nonvoting preferred	430,200	120,821
Daimler AG	1,268,000	109,722
Hyundai Motor Co.	443,700	99,432
Galaxy Entertainment Group Ltd.[2]	10,673,000	95,728
Tata Motors Ltd.	14,852,259	90,379
Melco Crown Entertainment Ltd. (ADR)[2]	2,265,000	88,833
adidas AG	580,000	73,918
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Li & Fung Ltd.	56,396,000	$ 72,729
Techtronic Industries Co. Ltd.	19,019,000	53,959
Rakuten, Inc.	2,375,500	35,280
Shangri-La Asia Ltd.	18,078,000	35,250
Mahindra & Mahindra Ltd.	2,262,000	34,529
Cie. Générale des Établissements Michelin	321,934	34,213
Nissan Motor Co., Ltd.	3,980,000	33,409
Belle International Holdings Ltd.	27,317,000	31,600
Renault SA	376,248	30,254
Genting Singapore PLC	24,171,000	28,635
PT Astra International Tbk	49,710,000	27,776
SEGA SAMMY HOLDINGS INC.	1,020,000	25,929
H & M Hennes & Mauritz AB, Class B	545,000	25,098
Kingfisher PLC	3,740,000	23,825
Hyundai Mobis Co., Ltd.	85,000	23,639
Bayerische Motoren Werke AG	189,000	22,158
Panasonic Corp.	1,314,500	15,278
Industria de Diseño Textil, SA	83,500	13,762
Kia Motors Corp.	230,000	12,226
Multi Screen Media Private Ltd.[2,3,4]	82,217	6,802
		1,441,011
Health care 13.51%

Novartis AG	4,943,900	394,603
Bayer AG	2,276,323	319,260
Novo Nordisk A/S, Class B	896,726	164,372
Fresenius SE & Co. KGaA	585,602	89,906
Merck KGaA	477,931	85,638
Teva Pharmaceutical Industries Ltd. (ADR)	1,290,000	51,703
UCB SA	611,000	45,508
Fresenius Medical Care AG & Co. KGaA	537,000	38,216
William Demant Holding A/S2	314,709	30,585
JSC Pharmstandard (GDR)[2,3]	2,001,800	22,430
JSC Pharmstandard (GDR)[1,2,3]	307,300	3,443
Sonic Healthcare Ltd.	635,703	9,411
		1,255,075
Information technology 13.19%

Samsung Electronics Co. Ltd.	269,417	350,254
Baidu, Inc., Class A (ADR)[2]	998,000	177,524
Murata Manufacturing Co., Ltd.	1,633,900	144,911
NetEase, Inc. (ADR)	1,308,605	102,856
Tencent Holdings Ltd.	1,326,500	84,609
Gemalto NV	756,453	83,263
SAP AG	619,000	53,061
Nintendo Co., Ltd.	351,900	46,815
ASML Holding NV	475,571	44,515
Samsung SDI Co., Ltd.	273,899	42,045
Delta Electronics, Inc.	4,217,623	24,057
Yandex NV, Class A2	540,000	23,301
Infineon Technologies AG	1,754,000	18,725
Mail.Ru Group Ltd. (GDR)	280,000	12,488
Mail.Ru Group Ltd. (GDR)[1]	120,000	5,352
Keyence Corp.	26,400	11,281
		1,225,057

		Value
Industrials 12.67%	Shares	(000)

SMC Corp.	634,400	$ 159,639
European Aeronautic Defence and Space Co. EADS NV2	1,200,514	92,173
Legrand SA	1,591,000	87,681
Jardine Matheson Holdings Ltd.	1,360,800	71,183
Ryanair Holdings PLC (ADR)[2]	1,497,700	70,287
ASSA ABLOY AB, Class B	1,328,000	70,159
Schneider Electric SA	741,650	64,686
Bureau Veritas SA	1,941,096	56,732
Deutsche Lufthansa AG2	2,653,500	56,290
China State Construction International Holdings Ltd.	29,600,000	53,060
VINCI SA	800,741	52,567
KONE Oyj, Class B	1,109,400	50,059
Babcock International Group PLC	2,207,000	49,521
Hutchison Whampoa Ltd.	3,435,000	46,690
Marubeni Corp.	6,275,000	45,047
Rolls-Royce Holdings PLC[2]	1,503,986	31,754
Siemens AG	180,000	24,587
Komatsu Ltd.	1,008,000	20,455
easyJet PLC	803,559	20,439
A.P. Møller-Mærsk A/S, Class B	1,320	14,325
ITOCHU Corp.	800,000	9,868
SGS SA	3,700	8,511
China Merchants Holdings (International) Co., Ltd.	2,311,072	8,435
Kühne + Nagel International AG	55,000	7,220
Fraport AG	72,781	5,446
		1,176,814
Consumer staples 6.00%

Nestlé SA	2,066,700	151,287
Pernod Ricard SA	1,079,960	123,031
Charoen Pokphand Foods PCL	91,125,000	88,740
Anheuser-Busch InBev NV	374,000	39,751
British American Tobacco PLC	612,000	32,815
ITC Ltd.	6,071,931	31,594
Danone SA	437,400	31,483
SABMiller PLC	379,600	19,493
PT Indofood Sukses Makmur Tbk	24,400,000	13,233
China Resources Enterprise, Ltd.	3,660,000	12,154
Unilever NV, depository receipts	199,387	8,030
Treasury Wine Estates Ltd.	1,341,000	5,771
		557,382
Telecommunication services 5.67%

SoftBank Corp.	3,365,100	293,979
MTN Group Ltd.	6,015,800	124,456
Shin Corp. PCL, nonvoting depository receipts	20,471,000	42,207
Vodafone Group PLC	4,946,250	19,412
Axiata Group Bhd.	9,130,000	19,233
OJSC Mobile TeleSystems (ADR)	818,300	17,700
PT XL Axiata Tbk	14,844,000	6,342
Philippine Long Distance Telephone Co.	52,960	3,181
Bayan Telecommunications Holdings Corp., Class A2,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B2,3,4	14,199	—
		526,510
Common stocks
		Value
Materials 4.30%	Shares	(000)

Syngenta AG	154,900	$ 61,679
Rio Tinto PLC	1,062,000	59,960
Linde AG	268,600	56,184
ArcelorMittal	2,750,000	49,068
BASF SE	453,300	48,323
Grasim Industries Ltd.	502,785	22,066
Grasim Industries Ltd. (GDR)[3]	131,304	5,762
LG Chem, Ltd.	86,100	24,435
Givaudan SA	16,132	23,039
First Quantum Minerals Ltd.	1,028,000	18,523
Amcor Ltd.	1,400,000	13,188
CRH PLC	423,387	10,659
Akzo Nobel NV	85,350	6,615
		399,501
Utilities 2.30%

Power Grid Corp. of India Ltd.	71,700,440	115,801
ENN Energy Holdings Ltd.	6,264,000	46,328
SSE PLC	1,021,800	23,181
GDF SUEZ	817,015	19,214
PT Perusahaan Gas Negara (Persero) Tbk	25,650,000	9,432
		213,956
Energy 2.29%

Royal Dutch Shell PLC, Class B	1,730,000	65,317
BP PLC	7,709,102	62,304
BG Group PLC	1,220,000	26,213
INPEX CORP.	1,898,000	24,295
OJSC Gazprom (ADR)	2,320,000	19,836
Eni SpA	628,000	15,110
		213,075
Miscellaneous 2.34%

Other common stocks in initial period of acquisition		217,290
Total common stocks (cost: $6,250,422,000)		8,901,633
Bonds, notes & other debt instruments 1.02%
	Principal amount
U.S. Treasury bonds & notes 1.02%	(000)

U.S. Treasury 4.75% 2014	$65,000	66,109
U.S. Treasury 0.25% 2015	28,200	28,219
Total bonds, notes & other debt instruments (cost: $94,290,000)		94,328
Short-term securities 3.19%

Nordea Bank AB 0.175% due 1/3/2014[1]	50,000	49,999
General Electric Capital Corp. 0.05%–0.18% due 1/2–4/2/2014	50,000	49,994
Sumitomo Mitsui Banking Corp. 0.15% due 1/8/2014[1]	36,600	36,599
Gotham Funding Corp. 0.14% due 1/7/2014[1]	30,000	29,999
Abbott Laboratories 0.10%–0.11% due 1/3–3/4/2014[1]	29,100	29,099
International Bank for Reconstruction and Development 0.09% due 3/3/2014	22,000	21,997
Old Line Funding, LLC 0.23% due 1/21/2014[1]	21,700	21,699
Fannie Mae 0.10%–0.12% due 2/24–4/21/2014	21,600	21,595
Federal Home Loan Bank 0.12% due 6/4/2014	20,000	19,992
Toronto-Dominion Holdings USA Inc. 0.175% due 3/21/2014[1]	15,000	14,997
Total short-term securities (cost: $295,952,000)		295,970
Total investment securities (cost: $6,640,664,000)		9,291,931
Other assets less liabilities		(4,162)
Net assets		$9,287,769

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,374,000, which represented 2.28% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $38,437,000, which represented .41% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$ 32,519	$ 6,802.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,802.07%

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

New World Fund®

Investment portfolio

December 31, 2013

Common stocks 85.54%
		Value
Information technology 15.99%	Shares	(000)

Baidu, Inc., Class A (ADR)[1]	508,200	$ 90,399
Alcatel-Lucent[1]	16,426,961	73,627
Google Inc., Class A1	49,900	55,924
Mail.Ru Group Ltd. (GDR)	817,853	36,476
Mail.Ru Group Ltd. (GDR)[2]	432,264	19,279
TDK Corp.	1,057,200	50,596
Taiwan Semiconductor Manufacturing Co. Ltd.	5,322,000	18,839
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	9,418
Murata Manufacturing Co., Ltd.	164,000	14,545
Hexagon AB, Class B	316,000	9,988
ASM Pacific Technology Ltd.	1,141,800	9,556
OMRON Corp.	213,000	9,395
AAC Technologies Holdings Inc.	1,917,500	9,310
Tencent Holdings Ltd.	128,000	8,164
STMicroelectronics NV	710,000	5,704
SINA Corp.[1]	55,200	4,651
Broadcom Corp., Class A	145,000	4,299
Quanta Computer Inc.	932,000	2,173
		432,343
Consumer discretionary 14.03%

Naspers Ltd., Class N	644,419	67,330
Ctrip.com International, Ltd. (ADR)[1]	718,500	35,652
Melco International Development Ltd.	8,705,000	31,994
Arcos Dorados Holdings Inc., Class A	2,561,352	31,043
Swatch Group Ltd, non-registered shares	22,450	14,836
Swatch Group Ltd	106,600	11,998
Toyota Motor Corp.	398,900	24,318
Domino’s Pizza, Inc.	338,000	23,542
Wynn Macau, Ltd.	3,692,000	16,736
Zee Entertainment Enterprises Ltd.	3,570,000	15,964
L’Occitane International SA	7,158,250	15,232
Honda Motor Co., Ltd.	345,000	14,185
Mr Price Group Ltd.	810,420	12,650
Hyundai Mobis Co., Ltd.	43,000	11,959
Truworths International Ltd.	1,450,000	10,610
NIKE, Inc., Class B	117,000	9,201
Publicis Groupe SA	88,101	8,061
Las Vegas Sands Corp.	84,500	6,664
Golden Eagle Retail Group Ltd.	5,000,000	6,603
Nokian Renkaat Oyj	120,000	5,756
Hero MotoCorp Ltd.	150,000	5,033
		379,367
Common stocks
		Value
Financials 10.35%	Shares	(000)

AEON Financial Service Co., Ltd.	1,520,000	$ 40,703
Citigroup Inc.	560,000	29,182
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,130,000	29,053
Banco Espírito Santo, SA1	18,671,439	26,688
Agricultural Bank of China, Class H	41,743,000	20,510
Housing Development Finance Corp. Ltd.	1,353,000	17,382
Kotak Mahindra Bank Ltd.	1,373,886	16,175
Banco Bilbao Vizcaya Argentaria, SA	1,241,073	15,277
American Tower Corp.	190,000	15,166
ICICI Bank Ltd.	300,000	5,329
ICICI Bank Ltd. (ADR)	110,000	4,089
Sberbank of Russia (ADR)	682,500	8,579
Fibra Uno Administración, SA de CV	2,637,503	8,448
BDO Unibank, Inc.	4,669,333	7,217
AIA Group Ltd.	1,391,600	6,981
FirstRand Ltd.	1,915,127	6,552
Metropolitan Bank & Trust Co.	3,685,500	6,274
ACE Ltd.	54,000	5,591
Prudential PLC	207,320	4,600
Bank Pekao SA	60,000	3,565
Banco Industrial e Comercial SA, preferred nominative	512,900	1,609
MMI Holdings Ltd.	323,208	779
Ayala Land, Inc.[3]	15,000,000	34
China Construction Bank Corp., Class H	535	—
		279,783
Consumer staples 9.14%

OJSC Magnit (GDR)	517,600	34,265
OJSC Magnit (GDR)[2]	4,500	298
LT Group, Inc.	97,658,300	33,974
Shoprite Holdings Ltd.	2,046,603	31,996
Nestlé SA	293,696	21,499
Pernod Ricard SA	168,900	19,241
British American Tobacco PLC	293,000	15,711
Grupo Nutresa SA	827,458	11,336
Asahi Group Holdings, Ltd.	395,000	11,117
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	11,076
United Breweries Ltd.	874,904	10,943
Procter & Gamble Co.	125,000	10,176
Unilever NV, depository receipts	200,000	8,055
Japan Tobacco Inc.	208,000	6,755
ITC Ltd.	1,000,000	5,203
PepsiCo, Inc.	57,000	4,728
SABMiller PLC	83,500	4,288
Coca-Cola Icecek AS, Class C	100,000	2,408
Kirin Holdings Co., Ltd.	150,000	2,155
Anheuser-Busch InBev NV	18,100	1,924
		247,148
Energy 8.86%

Pacific Rubiales Energy Corp.	2,345,100	40,489
Africa Oil Corp.[1]	1,765,143	15,337
Africa Oil Corp.[1,4]	1,502,675	13,057
Africa Oil Corp.[1,3,4]	210,300	1,786
Common stocks
		Value
Energy (continued)	Shares	(000)

Royal Dutch Shell PLC, Class B	600,000	$ 22,653
Royal Dutch Shell PLC, Class B (ADR)	95,000	7,135
Ophir Energy PLC[1]	5,008,800	27,189
Oil Search Ltd.	3,738,085	27,069
YPF Sociedad Anónima, Class D (ADR)	660,000	21,754
Galp Energia, SGPS, SA, Class B	1,314,602	21,548
Cobalt International Energy, Inc.[1]	869,800	14,308
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	818,520	11,279
Oil and Gas Development Co. Ltd.	4,000,000	10,508
Noble Energy, Inc.	60,000	4,087
African Petroleum Corp. Ltd.[1]	16,684,827	1,192
		239,391
Health care 7.64%

Novartis AG	429,500	34,281
Novartis AG (ADR)	134,000	10,771
Novo Nordisk A/S, Class B	207,120	37,966
Krka, dd, Novo mesto	353,049	29,141
Baxter International Inc.	255,000	17,735
Merck & Co., Inc.	260,000	13,013
AstraZeneca PLC	215,000	12,726
Cochlear Ltd.	225,000	11,837
CSL Ltd.	180,000	11,084
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	8,016
Grifols, SA, Class A, non-registered shares	95,700	4,577
Grifols, SA, Class B, non-registered shares	46,473	1,655
PerkinElmer, Inc.	140,000	5,772
Hikma Pharmaceuticals PLC	205,000	4,077
PT Kalbe Farma Tbk	36,870,000	3,787
		206,438
Industrials 7.22%

European Aeronautic Defence and Space Co. EADS NV	431,929	33,163
Cummins Inc.	192,500	27,137
ASSA ABLOY AB, Class B	410,886	21,707
Experian PLC	1,079,000	19,905
Mitsui & Co., Ltd.	1,311,000	18,238
United Technologies Corp.	148,000	16,842
Kansas City Southern	95,000	11,764
CIMC Enric Holdings Ltd.	6,992,000	11,271
Rolls-Royce Holdings PLC[1]	360,400	7,609
Intertek Group PLC	96,200	5,015
Chart Industries, Inc.[1]	48,500	4,639
Toshiba Corp.	1,000,000	4,197
Schneider Electric SA	42,668	3,721
DKSH Holding AG	44,916	3,489
Mitsubishi Heavy Industries, Ltd.	550,000	3,400
Weichai Power Co., Ltd., Class H	755,000	3,043
		195,140
Materials 3.29%

First Quantum Minerals Ltd.	1,259,300	22,691
Northam Platinum Ltd.	2,760,000	11,051
OJSC ALROSA[2]	8,897,963	9,468
OJSC ALROSA	684,273	728
Common stocks
		Value
Materials (continued)	Shares	(000)

Vedanta Resources PLC	572,000	$ 8,842
Aquarius Platinum Ltd. (GBP denominated)[1]	8,756,342	5,728
Aquarius Platinum Ltd.[1]	2,151,226	1,460
Holcim Ltd	92,000	6,884
Linde AG	29,000	6,066
Glencore Xstrata PLC	850,000	4,401
Impala Platinum Holdings Ltd.	305,000	3,576
PT Semen Indonesia (Persero) Tbk	2,341,000	2,722
Lonmin PLC[1]	500,000	2,554
PT Indocement Tunggal Prakarsa Tbk	1,388,500	2,282
UltraTech Cement Ltd.	14,574	416
		88,869
Telecommunication services 2.99%

SoftBank Corp.	261,700	22,862
Vodafone Group PLC	4,645,253	18,231
Globe Telecom, Inc.	411,000	15,187
MTN Group Ltd.	444,459	9,195
Hellenic Telecommunications Organization SA1	330,000	4,390
NII Holdings, Inc., Class B1	1,478,500	4,066
OJSC MegaFon (GDR)[2]	94,300	3,159
OJSC MegaFon (GDR)	13,200	442
Advanced Info Service PCL	277,500	1,685
PT XL Axiata Tbk	3,678,000	1,572
		80,789
Utilities 1.26%

Cheung Kong Infrastructure Holdings Ltd.	2,070,000	13,067
Power Grid Corp. of India Ltd.	7,459,630	12,048
ENN Energy Holdings Ltd.	824,000	6,094
Infraestructura Energética Nova, SAB de CV	682,500	2,727
		33,936
Miscellaneous 4.77%

Other common stocks in initial period of acquisition		129,023
Total common stocks (cost: $1,802,713,000)		2,312,227

Bonds, notes & other debt instruments 8.38%
	Principal amount
Bonds & notes of governments outside the U.S. 6.67%	(000)

Greek Government 2.00%/3.00% 2023[5]	€1,585	1,478
Greek Government 2.00%/3.00% 2024[5]	1,585	1,419
Greek Government 2.00%/3.00% 2025[5]	1,585	1,371
Greek Government 2.00%/3.00% 2026[5]	1,585	1,341
Greek Government 2.00%/3.00% 2027[5]	1,585	1,318
Greek Government 2.00%/3.00% 2028[5]	1,585	1,275
Greek Government 2.00%/3.00% 2029[5]	1,585	1,249
Greek Government 2.00%/3.00% 2030[5]	1,585	1,228
Greek Government 2.00%/3.00% 2031[5]	1,585	1,204
Greek Government 2.00%/3.00% 2032[5]	1,585	1,192
Greek Government 2.00%/3.00% 2033[5]	1,585	1,172
Greek Government 2.00%/3.00% 2034[5]	1,585	1,165
Greek Government 2.00%/3.00% 2035[5]	1,585	1,149
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2036[5]	€1,585	$1,150
Greek Government 2.00%/3.00% 2037[5]	1,585	1,140
Greek Government 2.00%/3.00% 2038[5]	1,585	1,136
Greek Government 2.00%/3.00% 2039[5]	1,585	1,137
Greek Government 2.00%/3.00% 2040[5]	1,585	1,132
Greek Government 2.00%/3.00% 2041[5]	1,585	1,122
Greek Government 2.00%/3.00% 2042[5]	1,585	1,131
United Mexican States Government Global 5.875% 2014	$550	553
United Mexican States Government, Series M, 5.00% 2017	MXN10,000	773
United Mexican States Government Global, Series A, 5.625% 2017	$2,000	2,240
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	841
United Mexican States Government 3.50% 2017[6]	10,125	837
United Mexican States Government 4.00% 2019[6]	17,719	1,503
United Mexican States Government Global, Series A, 5.125% 2020	$984	1,093
United Mexican States Government, Series M, 6.50% 2021	MXN44,400	3,506
United Mexican States Government Global, Series A, 3.625% 2022	$1,500	1,504
United Mexican States Government, Series M20, 10.00% 2024	MXN28,500	2,793
United Mexican States Government Global, Series A, 6.05% 2040	$670	732
United Mexican States Government 4.00% 2040[6]	MXN7,088	556
Philippines (Republic of) 9.875% 2019	$3,100	4,111
Philippines (Republic of) 4.95% 2021	PHP129,000	3,088
Philippines (Republic of) 6.375% 2022	29,500	797
Philippines (Republic of) 5.50% 2026	$1,000	1,108
Philippines (Republic of) 7.75% 2031	2,235	2,950
Philippines (Republic of) 6.25% 2036	PHP102,000	2,448
Peru (Republic of) 8.375% 2016	$1,706	1,982
Peru (Republic of) 7.84% 2020	PEN2,105	859
Peru (Republic of) 7.35% 2025	$7,265	9,190
Peru (Republic of) 8.20% 2026	PEN710	299
Peru (Republic of) 8.75% 2033	$864	1,233
Peru (Republic of) 6.55% 2037[7]	782	903
Russian Federation 3.25% 2017[2]	800	837
Russian Federation 6.20% 2018	RUB120,950	3,600
Russian Federation 7.50% 2030[7]	$4,397	5,132
Russian Federation 7.50% 2030[2,7]	2,435	2,843
Turkey (Republic of) 7.50% 2017	1,500	1,680
Turkey (Republic of) 4.557% 2018[2]	785	775
Turkey (Republic of) 6.75% 2018	1,500	1,632
Turkey (Republic of) 10.50% 2020	TRY3,975	1,895
Turkey (Republic of) 3.00% 2021[6]	2,500	1,130
Turkey (Republic of) 5.625% 2021	$2,400	2,422
Turkey (Republic of) 9.50% 2022	TRY2,200	988
Turkey (Republic of) 6.875% 2036	$ 600	591
Turkey (Republic of) 6.75% 2040	500	485
Turkey (Republic of) 4.875% 2043	600	462
Chilean Government 3.875% 2020	3,880	4,063
Chilean Government 5.50% 2020	CLP2,080,000	4,052
Chilean Government 3.00% 2020[6]	58,289	117
Chilean Government 3.25% 2021	$1,235	1,213
Chilean Government 3.00% 2022[6]	CLP58,289	118
Chilean Government 3.00% 2022[6]	46,631	96
Chilean Government 3.00% 2023[6]	69,947	143
Indonesia (Republic of) 6.875% 2018	$ 500	562
Indonesia (Republic of) 5.875% 2020	3,100	3,292
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Indonesia (Republic of) 4.875% 2021[2]	$3,000	$ 2,985
Indonesia (Republic of) 3.75% 2022	200	182
Indonesia (Republic of) 3.375% 2023[2]	1,475	1,265
Indonesia (Republic of) 6.625% 2037	750	762
Indonesia (Republic of) 5.25% 2042	535	461
Hungarian Government 4.125% 2018	600	602
Hungarian Government 6.25% 2020	4,325	4,687
Hungarian Government 6.375% 2021	1,550	1,670
Hungarian Government 5.375% 2023	890	883
Hungarian Government 5.75% 2023	450	455
Hungarian Government 7.625% 2041	10	11
Venezuela (Republic of) 5.75% 2016	1,600	1,363
Venezuela (Republic of) 9.25% 2027	6,165	4,799
Venezuela (Republic of) 9.25% 2028	975	726
Colombia (Republic of) Global 12.00% 2015	COP 209,000	122
Colombia (Republic of), Series B, 5.00% 2018	5,214,700	2,603
Colombia (Republic of), Series B, 7.00% 2022	1,290,000	678
Colombia (Republic of) Global 9.85% 2027	977,000	639
Colombia (Republic of), Series B, 6.00% 2028	4,720,300	2,194
Nigeria (Republic of) 5.125% 2018[2]	$475	489
Nigeria (Republic of) 16.00% 2019	NGN160,000	1,115
Nigeria (Republic of) 6.75% 2021[2]	$910	979
Nigeria (Republic of) 16.39% 2022	NGN430,000	3,105
Nigeria (Republic of) 6.375% 2023[2]	$ 235	243
Croatian Government 6.75% 2019[2]	2,200	2,393
Croatian Government 6.625% 2020	880	947
Croatian Government 6.625% 2020[2]	500	538
Croatian Government 6.375% 2021[2]	1,450	1,525
Croatian Government 5.50% 2023[2]	200	196
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR17,300	1,636
South Africa (Republic of), Series R-213, 7.00% 2031	21,850	1,740
South Africa (Republic of), Series R-214, 6.50% 2041	29,705	2,091
India Treasury Bill 0% 2014	INR160,000	2,586
India Treasury Bill 0% 2014	160,000	2,573
Slovenia (Republic of) 4.75% 2018[2]	$ 610	628
Slovenia (Republic of) 5.85% 2023[2]	3,740	3,815
Brazil (Federal Republic of) 6.00% 2020[6]	BRL2,745	1,134
Brazil (Federal Republic of) 6.00% 2022[6]	3,449	1,412
Brazil (Federal Republic of) 6.00% 2045[6]	4,774	1,871
Polish Government 3.00% 2016[6]	PLN2,954	1,029
Polish Government, Series 1021, 5.75% 2021	4,200	1,531
Polish Government 5.00% 2022	$1,100	1,178
Panama (Republic of) Global 8.875% 2027	300	402
Panama (Republic of) Global 9.375% 2029	1,148	1,599
Panama (Republic of) Global 6.70% 2036[7]	859	964
Uruguay (Republic of) 5.00% 2018[6]	UYU12,833	647
Uruguay (Republic of) 4.375% 2028[6,7]	39,103	1,881
Dominican Republic 9.04% 2018[7]	$ 393	428
Dominican Republic 7.50% 2021[7]	100	110
Dominican Republic 8.625% 2027[2,7]	1,150	1,254
Bahrain Government 5.50% 2020	1,350	1,396
Morocco Government 4.25% 2022[2]	250	232
Morocco Government 5.50% 2042	1,000	842
Argentina (Republic of) 0% 2035	3,137	275
		180,407
Bonds, notes & other debt instruments
Corporate bonds & notes 0.98%	Principal amount	Value
Energy 0.34%	(000)	(000)

Petróleos Mexicanos 5.50% 2021	$ 845	$ 913
Petróleos Mexicanos 4.875% 2022	1,435	1,478
Petróleos Mexicanos 3.50% 2023	420	386
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,903
Petróleos Mexicanos 6.50% 2041	220	231
Gazprom OJSC 5.092% 2015[2]	1,275	1,359
Gazprom OJSC 6.51% 2022[2]	600	647
Reliance Holdings Ltd. 4.50% 2020[2]	1,020	1,008
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	497	536
PTT Exploration & Production Ltd. 5.692% 2021[2]	400	427
Ecopetrol SA 5.875% 2023	325	344
		9,232
Utilities 0.21%

Eskom Holdings Ltd. 5.75% 2021[2]	2,985	2,985
AES Panamá, SA 6.35% 2016[2]	1,100	1,177
CEZ, a s 4.25% 2022[2]	945	949
Enersis SA 7.375% 2014	650	651
		5,762
Financials 0.18%

HSBK (Europe) BV 7.25% 2021[2]	1,840	1,952
BBVA Bancomer SA, junior subordinated 7.25% 2020[2]	225	244
BBVA Bancomer SA 6.50% 2021[2]	1,075	1,139
Bank of India 3.625% 2018[2]	700	669
VEB Finance Ltd. 6.902% 2020	600	664
Banco de Crédito del Perú 5.375% 2020[2]	100	105
		4,773
Materials 0.09%

CEMEX SAB de CV 9.00% 2018[2]	1,190	1,312
CEMEX España, SA 9.25% 2020[2]	1,063	1,172
		2,484
Consumer staples 0.06%

BFF International Ltd. 7.25% 2020[2]	1,200	1,332
Marfrig Overseas Ltd. 9.50% 2020	200	188
		1,520
Industrials 0.05%

Brunswick Rail Finance Ltd. 6.50% 2017	850	868
Brunswick Rail Finance Ltd. 6.50% 2017[2]	550	561
		1,429
Telecommunication services 0.04%

Digicel Group Ltd. 8.25% 2020[2]	600	625
Digicel Group Ltd. 6.00% 2021[2]	550	532
		1,157
Consumer discretionary 0.01%

Grupo Televisa, SAB 7.25% 2043	MXN2,000	125
Total corporate bonds & notes		26,482

Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes 0.73%	(000)	(000)

U.S. Treasury 4.75% 2014	$ 1,650	$ 1,678
U.S. Treasury 4.00% 2015	17,200	17,932
		19,610
Total bonds, notes & other debt instruments (cost: $222,089,000)		226,499
Short-term securities 5.82%

Freddie Mac 0.12%–0.14% due 7/16–9/17/2014	33,600	33,570
Federal Home Loan Bank 0.06% due 1/13–3/21/2014	22,900	22,897
Mizuho Funding LLC 0.205%–0.225% due 1/15–3/3/2014[2]	20,200	20,195
General Electric Capital Corp. 0.05% due 1/2/2014	17,600	17,600
Wells Fargo & Co. 0.22% due 6/17/2014	16,000	15,978
Thunder Bay Funding, LLC 0.20% due 1/27/2014[2]	14,400	14,398
Gotham Funding Corp. 0.16% due 1/14/2014[2]	13,000	12,999
Toronto-Dominion Holdings USA Inc. 0.15% due 1/15/2014[2]	11,700	11,699
Nestlé Capital Corp. 0.10% due 1/7/2014[2]	7,200	7,200
Tennessee Valley Authority 0.05% due 1/2/2014	800	800
Total short-term securities (cost: $157,341,000)		157,336
Total investment securities (cost: $2,182,143,000)		2,696,062
Other assets less liabilities		7,123
Net assets		$2,703,185

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $138,423,000, which represented 5.12% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,820,000, which represented .07% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date	(000)	(000)	assets

Africa Oil Corp.	12/3/2012	$ 11,705	$ 13,057.48%
Africa Oil Corp.	10/17/2013	1,700	1,786.07
Total restricted securities		$13,405	$14,843.55%

[5]	Step bond; coupon rate will increase at a later date.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol
ADR = American Depositary Receipts	NGN = Nigerian naira
GDR = Global Depositary Receipts	PEN = Peruvian nuevos soles
BRL = Brazilian reais	PHP = Philippine pesos
CLP = Chilean pesos	PLN = Polish zloty
COP = Colombian pesos	RUB = Russian rubles
€ = Euros	TRY = Turkish lira
INR = Indian rupees	UYU = Uruguayan pesos
MXN = Mexican pesos	ZAR = South African rand

Blue Chip Income and Growth FundSM

Investment portfolio

December 31, 2013

Common stocks 95.12%
		Value
Health care 19.40%	Shares	(000)

Amgen Inc.	2,586,800	$ 295,309
Gilead Sciences, Inc.[1]	3,504,100	263,333
AbbVie Inc.	2,234,800	118,020
Aetna Inc.	1,635,000	112,145
Zimmer Holdings, Inc.	750,000	69,892
St. Jude Medical, Inc.	1,060,000	65,667
Bristol-Myers Squibb Co.	1,125,000	59,794
Humana Inc.	550,000	56,771
Novartis AG (ADR)	650,500	52,287
UnitedHealth Group Inc.	685,000	51,581
Abbott Laboratories	850,000	32,580
Cardinal Health, Inc.	400,000	26,724
Medtronic, Inc.	450,000	25,825
Merck & Co., Inc.	500,000	25,025
Boston Scientific Corp.[1]	1,633,832	19,639
		1,274,592
Information technology 15.80%

Hewlett-Packard Co.	7,608,440	212,884
Oracle Corp.	4,982,381	190,626
Western Union Co.	7,725,000	133,256
Apple Inc.	227,500	127,653
Microsoft Corp.	3,200,000	119,776
Texas Instruments Inc.	2,130,000	93,528
Google Inc., Class A1	57,760	64,732
International Business Machines Corp.	330,000	61,898
Intel Corp.	1,200,000	31,152
Maxim Integrated Products, Inc.	87,585	2,445
		1,037,950
Industrials 12.74%

General Dynamics Corp.	1,130,000	107,971
CSX Corp.	3,200,000	92,064
United Parcel Service, Inc., Class B	850,000	89,318
Union Pacific Corp.	375,000	63,000
United Technologies Corp.	500,000	56,900
Norfolk Southern Corp.	592,800	55,030
Illinois Tool Works Inc.	650,000	54,652
Rockwell Automation	450,000	53,172
Textron Inc.	1,365,000	50,178
Cummins Inc.	338,100	47,662
Eaton Corp. PLC	600,000	45,672
General Electric Co.	1,300,000	36,439
PACCAR Inc	500,000	29,585
Emerson Electric Co.	400,000	28,072
Waste Management, Inc.	600,000	26,922
		836,637
Common stocks
		Value
Consumer staples 10.83%	Shares	(000)

Philip Morris International Inc.	2,062,400	$ 179,697
Altria Group, Inc.	4,155,000	159,511
CVS/Caremark Corp.	1,650,000	118,090
Mondelez International, Inc.	1,580,000	55,774
Kimberly-Clark Corp.	500,000	52,230
ConAgra Foods, Inc.	1,200,000	40,440
Kraft Foods Group, Inc.	676,666	36,486
Kellogg Co.	592,000	36,153
PepsiCo, Inc.	400,000	33,176
		711,557
Telecommunication services 9.97%

Verizon Communications Inc.	4,625,000	227,272
Vodafone Group PLC (ADR)	4,945,000	194,388
CenturyLink, Inc.	5,107,000	162,658
AT&T Inc.	2,000,000	70,320
		654,638
Consumer discretionary 6.75%

Johnson Controls, Inc.	3,345,000	171,598
General Motors Co.[1]	2,000,000	81,740
YUM! Brands, Inc.	742,300	56,125
Las Vegas Sands Corp.	584,000	46,060
Wynn Resorts, Ltd.	209,000	40,590
Royal Caribbean Cruises Ltd.	500,000	23,710
Harley-Davidson, Inc.	340,000	23,542
		443,365
Energy 5.60%

Royal Dutch Shell PLC, Class B (ADR)	1,150,000	86,376
Exxon Mobil Corp.	756,300	76,538
Chevron Corp.	570,000	71,199
ConocoPhillips	1,000,000	70,650
Kinder Morgan, Inc.	1,000,000	36,000
Baker Hughes Inc.	500,000	27,630
		368,393
Utilities 5.49%

Exelon Corp.	4,494,680	123,109
FirstEnergy Corp.	2,979,200	98,254
PG&E Corp.	2,413,000	97,196
Southern Co.	750,000	30,833
Xcel Energy Inc.	250,000	6,985
NextEra Energy, Inc.	50,000	4,281
		360,658
Financials 4.85%

Capital One Financial Corp.	1,450,000	111,084
Prudential Financial, Inc.	789,000	72,762
JPMorgan Chase & Co.	1,190,000	69,591
HSBC Holdings PLC (ADR)	618,749	34,112
Goldman Sachs Group, Inc.	175,000	31,020
		318,569
Common stocks
		Value
Materials 2.25%	Shares	(000)

Dow Chemical Co.	1,700,000	$ 75,480
Praxair, Inc.	363,777	47,302
Celanese Corp., Series A	350,000	19,358
International Flavors & Fragrances Inc.	65,000	5,589
		147,729
Miscellaneous 1.44%

Other common stocks in initial period of acquisition		94,118
Total common stocks (cost: $4,365,827,000)		6,248,206
	Principal amount
Short-term securities 5.33%	(000)

Federal Home Loan Bank 0.05%–0.16% due 1/24–2/21/2014	$94,950	94,938
Fannie Mae 0.13% due 7/23/2014	50,000	49,967
IBM Corp. 0.05% due 1/27/2014[2]	36,000	35,999
Coca-Cola Co. 0.11% due 3/24/2014[2]	28,300	28,293
General Electric Capital Corp. 0.05%–0.15% due 1/2–3/12/2014	27,900	27,897
Freddie Mac 0.13% due 5/1/2014	21,180	21,174
U.S. Treasury Bill 0.07% due 3/27/2014	19,800	19,797
Parker-Hannifin Corp. 0.08%–0.09% due 1/17–1/22/14[2]	19,000	18,998
Wells Fargo & Co. 0.13% due 2/19/2014	14,800	14,796
Federal Farm Credit Banks 0.10% due 1/10/2014	10,300	10,300
Wal-Mart Stores, Inc. 0.05% due 1/6/2014[2]	10,000	10,000
National Rural Utilities Cooperative Finance Corp. 0.09% due 1/7/2014	10,000	10,000
Jupiter Securitization Co., LLC 0.32% due 2/7/2014[2]	8,200	8,198
Total short-term securities (cost: $350,341,000)		350,357
Total investment securities (cost: $4,716,168,000)		6,598,563
Other assets less liabilities		(29,467)
Net assets		$6,569,096

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,488,000, which represented 1.54% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM

Investment portfolio

December 31, 2013

Common stocks 94.95%
		Value
Financials 21.63%	Shares	(000)

AXA SA	1,949,200	$ 54,193
CME Group Inc., Class A	546,847	42,906
Banco Santander, SA1	3,175,000	28,417
JPMorgan Chase & Co.	408,200	23,872
Hospitality Properties Trust	815,000	22,030
McGraw Hill Financial, Inc.	280,500	21,935
Wells Fargo & Co.	445,000	20,203
Shinsei Bank, Ltd.	8,060,000	19,670
Oaktree Capital Group, LLC	285,000	16,769
KeyCorp	1,205,000	16,171
BNP Paribas SA	194,031	15,122
Marsh & McLennan Companies, Inc.	300,000	14,508
Sumitomo Mitsui Financial Group, Inc.	280,000	14,411
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	1,025,000	13,981
American Express Co.	115,000	10,434
Goldman Sachs Group, Inc.	55,200	9,785
Prudential PLC	400,000	8,876
W. R. Berkley Corp.	200,000	8,678
Mapletree Greater China Commercial Trust	12,985,000	8,643
Suncorp Group Ltd.	680,191	7,956
ORIX Corp.	450,000	7,892
Sun Hung Kai Properties Ltd.	612,852	7,773
Fairfax Financial Holdings Ltd.	19,000	7,586
Metropolitan Bank & Trust Company.	4,200,000	7,149
HSBC Holdings PLC	600,000	6,581
Equity Residential, shares of beneficial interest	115,000	5,965
Tokyo Tatemono Co., Ltd.	450,000	4,991
ICICI Bank Ltd. (ADR)	115,000	4,275
Deutsche Bank AG	87,000	4,150
Macquarie International Infrastructure Fund Ltd.	36,200,164	3,184
First Southern Bancorp, Inc.[1,2,3]	122,265	702
		438,808
Consumer discretionary 15.24%

Home Depot, Inc.	525,000	43,228
Honda Motor Co., Ltd.	710,000	29,193
Amazon.com, Inc.[1]	57,400	22,891
D.R. Horton, Inc.	1,000,000	22,320
HUGO BOSS AG	150,000	21,358
Comcast Corp., Class A	384,000	19,955
Carnival Corp., units	475,000	19,081
Twenty-First Century Fox, Inc., Class A	485,000	17,062
Time Warner Inc.	200,000	13,944
Coway Co., Ltd.	200,000	12,584
Carnival PLC	275,000	11,389
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

adidas AG	82,700	$ 10,540
ProSiebenSat.1 Media AG	200,000	9,905
Toyota Motor Corp.	156,000	9,510
Toll Brothers, Inc.[1]	250,000	9,250
Don Quijote Holdings Co., Ltd.	140,000	8,468
Zee Entertainment Enterprises Ltd.	1,620,000	7,244
Las Vegas Sands Corp.	90,812	7,162
Liberty Global PLC, Class A1	41,312	3,676
Liberty Global PLC, Class C1	30,848	2,601
SES SA, Class A (FDR)	150,000	4,856
Wynn Resorts, Ltd.	15,000	2,913
		309,130
Industrials 11.36%

United Continental Holdings, Inc.[1]	900,000	34,047
Lockheed Martin Corp.	200,000	29,732
Meggitt PLC	3,156,892	27,576
European Aeronautic Defence and Space Co. EADS NV	274,000	21,037
Geberit AG	60,000	18,194
United Technologies Corp.	115,000	13,087
Rickmers Maritime[4]	54,840,000	12,385
Delta Air Lines, Inc.	450,000	12,361
ASSA ABLOY AB, Class B	228,000	12,045
Japan Airport Terminal Co. Ltd.	411,900	9,301
Iron Mountain Inc.	268,595	8,152
Abertis Infraestructuras, SA, Class A	315,000	6,999
Vallourec SA	125,000	6,810
Ryanair Holdings PLC (ADR)[1]	145,000	6,805
Kubota Corp.	390,000	6,440
Caterpillar Inc.	60,000	5,449
		230,420
Information technology 10.46%

Taiwan Semiconductor Manufacturing Co. Ltd.	13,710,800	48,534
STMicroelectronics NV	4,370,000	35,109
Google Inc., Class A1	28,000	31,380
Microsoft Corp.	485,000	18,154
ASM Pacific Technology Ltd.	1,477,000	12,362
Avago Technologies Ltd.	222,000	11,742
Alcatel-Lucent[1]	2,450,000	10,981
TE Connectivity Ltd.	175,000	9,644
International Business Machines Corp.	50,000	9,378
Nintendo Co., Ltd.	60,000	7,982
salesforce.com, inc.[1]	136,000	7,506
Quanta Computer Inc.	2,149,910	5,013
Halma PLC	450,000	4,497
		212,282
Health care 8.18%

Merck & Co., Inc.	1,489,944	74,572
Novartis AG	303,000	24,184
Vertex Pharmaceuticals Inc.[1]	238,877	17,749
Eli Lilly and Co.	200,000	10,200
AstraZeneca PLC	170,000	10,063
Common stocks
		Value
Health care (continued)	Shares	(000)

Takeda Pharmaceutical Co. Ltd.	200,000	$ 9,163
Novo Nordisk A/S, Class B	39,500	7,240
UnitedHealth Group Inc.	95,000	7,153
Pfizer Inc.	182,000	5,575
		165,899
Telecommunication services 6.20%

Vodafone Group PLC	14,845,000	58,261
MTN Group Ltd.	1,100,000	22,757
TalkTalk Telecom Group PLC	3,920,000	19,863
AT&T Inc.	525,000	18,459
Globe Telecom, Inc.	175,695	6,492
		125,832
Consumer staples 6.00%

Imperial Tobacco Group PLC	450,000	17,422
British American Tobacco PLC	318,500	17,078
Associated British Foods PLC	340,000	13,766
PepsiCo, Inc.	145,000	12,026
Alimentation Couche-Tard Inc., Class B	155,000	11,656
Kimberly-Clark Corp.	99,000	10,342
Kraft Foods Group, Inc.	183,333	9,885
Unilever NV, depository receipts	200,000	8,055
Philip Morris International Inc.	75,000	6,535
Nestlé SA	79,700	5,834
Seven & i Holdings Co., Ltd.	120,000	4,763
Avon Products, Inc.	190,000	3,272
Coca-Cola HBC AG (CDI)	39,411	1,150
		121,784
Materials 5.52%

Dow Chemical Co.	445,000	19,758
Cliffs Natural Resources Inc.	681,200	17,854
OJSC ALROSA[5]	13,328,596	14,183
OJSC ALROSA	2,626,404	2,795
Nucor Corp.	270,000	14,413
Potash Corp. of Saskatchewan Inc.	373,000	12,294
BASF SE	86,000	9,168
Impala Platinum Holdings Ltd.	685,648	8,040
Rio Tinto PLC	113,000	6,380
Fletcher Building Ltd.	550,000	3,849
E.I. du Pont de Nemours and Co.	50,000	3,248
		111,982
Utilities 5.27%

National Grid PLC	3,035,225	39,606
EDP — Energias de Portugal, SA	4,220,000	15,501
Exelon Corp.	500,000	13,695
NRG Yield, Inc., Class A	337,800	13,515
Power Assets Holdings Ltd.	1,232,000	9,795
ENN Energy Holdings Ltd.	1,200,000	8,875
PG&E Corp.	90,500	3,645
GDF SUEZ	96,842	2,278
		106,910
Common stocks
		Value
Energy 4.24%	Shares	(000)

Kinder Morgan, Inc.	576,000	$ 20,736
Peyto Exploration & Development Corp.	415,000	12,701
Crescent Point Energy Corp.	291,000	11,300
Royal Dutch Shell PLC, Class A (ADR)	130,000	9,265
Chevron Corp.	62,300	7,782
Coal India Ltd.	1,500,000	7,032
Enbridge Inc.	153,298	6,698
Oil Search Ltd.	762,137	5,519
Transocean Ltd.	100,000	4,942
		85,975
Miscellaneous 0.85%

Other common stocks in initial period of acquisition		17,334
Total common stocks (cost: $1,475,844,000)		1,926,356
Convertible securities 0.58%
	Shares or
Materials 0.49%	principal amount

Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	9,949
Consumer discretionary 0.07%

MGM Resorts International 4.25% convertible notes 2015	$939,000	1,293
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3]	209	465
Total convertible securities (cost: $6,887,000)		11,707
Bonds, notes & other debt instruments 0.49%
Corporate bonds & notes 0.45%	Principal amount
Consumer discretionary 0.29%	(000)

Royal Caribbean Cruises Ltd. 11.875% 2015	$5,100	5,929
Telecommunication services 0.12%

NII Capital Corp. 8.875% 2019	575	250
NII Capital Corp. 11.375% 2019[5]	800	672
NII Capital Corp. 7.625% 2021	3,625	1,513
		2,435
Financials 0.04%

Zions Bancorporation 5.50% 2015	616	651
Zions Bancorporation 6.00% 2015	164	173
		824
Total corporate bonds & notes		9,188
U.S. Treasury bonds & notes 0.04%

U.S. Treasury 0.25% 2015	800	801
Total bonds, notes & other debt instruments (cost: $10,540,000)		9,989

	Principal amount	Value
Short-term securities 3.30%	(000)	(000)

Federal Home Loan Bank 0.04%–0.055% due 1/3–2/24/2014	$27,000	$ 26,998
Gotham Funding Corp. 0.14% due 1/13/2014[5]	15,000	14,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14% due 1/7/2014	11,100	11,100
General Electric Capital Corp. 0.05% due 1/2/2014	13,900	13,900
Total short-term securities (cost: $66,997,000)		66,997
Total investment securities (cost: $1,560,268,000)		2,015,049
Other assets less liabilities		13,673
Net assets		$2,028,722

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,167,000, which represented .06% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$ 2,006	$ 702.04%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	465.02
Total restricted securities		$2,006	$1,167.06%

[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $29,854,000, which represented 1.47% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

FDR = Fiduciary Depositary Receipts

Growth-Income FundSM

Investment portfolio

December 31, 2013

Common stocks 93.06%
		Value
Health care 17.09%	Shares	(000)

Gilead Sciences, Inc.[1]	12,349,500	$ 928,065
Amgen Inc.	4,623,700	527,842
Illumina, Inc.[1]	2,250,000	248,895
Biogen Idec Inc.[1]	761,000	212,890
Alexion Pharmaceuticals, Inc.[1]	1,590,000	211,565
Merck & Co., Inc.	3,981,080	199,253
Edwards Lifesciences Corp.[1]	2,793,900	183,727
UnitedHealth Group Inc.	2,350,000	176,955
Humana Inc.	1,268,000	130,883
Hologic, Inc.[1]	5,661,300	126,530
Stryker Corp.	1,670,011	125,485
Thermo Fisher Scientific Inc.	1,086,000	120,926
Cardinal Health, Inc.	1,800,000	120,258
Endo Health Solutions Inc.[1]	1,671,000	112,726
AbbVie Inc.	2,000,000	105,620
Express Scripts Holding Co.[1]	1,372,500	96,404
Quest Diagnostics Inc.	1,525,000	81,649
BioMarin Pharmaceutical Inc.[1]	1,146,000	80,529
Pfizer Inc.	2,468,851	75,621
Aetna Inc.	1,002,000	68,727
GlaxoSmithKline PLC	2,350,000	62,711
Zimmer Holdings, Inc.	665,000	61,971
Abbott Laboratories	1,300,000	49,829
Bayer AG	350,000	49,088
athenahealth, Inc.[1]	281,680	37,886
Boston Scientific Corp.[1]	2,900,000	34,858
Novartis AG	365,000	29,133
Medtronic, Inc.	315,000	18,078
		4,278,104
Information technology 15.07%

Google Inc., Class A1	582,700	653,038
Oracle Corp.	13,993,000	535,372
Microsoft Corp.	13,756,700	514,913
Texas Instruments Inc.	11,583,559	508,634
Yahoo! Inc.[1]	5,538,000	223,957
Apple Inc.	314,700	176,581
Accenture PLC, Class A	2,025,000	166,495
Intuit Inc.	2,035,000	155,311
SAP AG	1,439,500	123,394
Autodesk, Inc.[1]	2,300,000	115,759
Motorola Solutions, Inc.	1,294,642	87,388
Adobe Systems Inc.[1]	1,370,000	82,036
KLA-Tencor Corp.	1,250,000	80,575
Intel Corp.	3,000,000	77,880
Common stocks
		Value
Information technology (continued)	Shares	(000)

Computer Sciences Corp.	1,233,000	$ 68,900
Automatic Data Processing, Inc.	715,000	57,779
Linear Technology Corp.	1,200,000	54,660
Xilinx, Inc.	875,000	40,180
Quanta Computer Inc.	7,140,000	16,650
Nintendo Co., Ltd.	75,000	9,978
First Solar, Inc.[1]	170,000	9,289
Western Union Co.	400,000	6,900
Comverse, Inc.[1]	97,000	3,764
Maxim Integrated Products, Inc.	119,715	3,341
		3,772,774
Consumer discretionary 13.86%

Amazon.com, Inc.[1]	1,355,000	540,360
Home Depot, Inc.	4,225,000	347,886
Time Warner Inc.	4,646,667	323,966
General Motors Co.[1]	7,694,808	314,487
Comcast Corp., Class A	4,203,000	218,409
Comcast Corp., Class A, special nonvoting shares	1,000,000	49,880
Twenty-First Century Fox, Inc., Class A	6,987,700	245,827
Mattel, Inc.	4,495,000	213,872
Melco Crown Entertainment Ltd. (ADR)[1]	4,000,000	156,880
Carnival Corp., units	3,320,000	133,364
Johnson Controls, Inc.	2,471,000	126,762
Royal Caribbean Cruises Ltd.	2,363,000	112,053
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	101,795
Garmin Ltd.	2,200,000	101,684
DIRECTV[1]	1,310,000	90,508
Fiat SpA[1]	11,000,000	89,964
Newell Rubbermaid Inc.	2,475,000	80,215
Daimler AG	744,500	64,423
NIKE, Inc., Class B	808,360	63,569
Sirius XM Holdings Inc.[1]	11,055,000	38,582
Nordstrom, Inc.	600,000	37,080
British Sky Broadcasting Group PLC	1,155,000	16,143
Motors Liquidation Co. GUC Trust[1]	21,864	703
		3,468,412
Industrials 10.62%

CSX Corp.	11,500,000	330,855
General Dynamics Corp.	2,807,000	268,209
Precision Castparts Corp.	889,400	239,515
Nielsen Holdings NV	4,441,839	203,836
3M Co.	1,039,800	145,832
Rockwell Automation	1,147,600	135,600
United Parcel Service, Inc., Class B	1,271,400	133,599
Waste Management, Inc.	2,850,000	127,880
Cummins Inc.	865,000	121,939
Emerson Electric Co.	1,470,000	103,165
Union Pacific Corp.	590,600	99,221
Textron Inc.	2,696,800	99,134
Schneider Electric SA	1,100,000	95,941
Verisk Analytics, Inc., Class A1	1,200,000	78,864
Southwest Airlines Co.	3,860,000	72,722
Common stocks
		Value
Industrials (continued)	Shares	(000)

United Technologies Corp.	625,000	$ 71,125
Norfolk Southern Corp.	685,000	63,589
United Continental Holdings, Inc.[1]	1,635,000	61,852
Iron Mountain Inc.	1,835,742	55,715
Republic Services, Inc.	1,430,000	47,476
Lockheed Martin Corp.	267,000	39,692
European Aeronautic Defence and Space Co. EADS NV1	437,500	33,590
PACCAR Inc	480,000	28,402
		2,657,753
Energy 8.91%

Schlumberger Ltd.	3,562,000	320,972
EOG Resources, Inc.	1,703,000	285,832
Chevron Corp.	1,976,200	246,847
ConocoPhillips	2,723,360	192,405
Baker Hughes Inc.	3,263,000	180,313
Royal Dutch Shell PLC, Class A (ADR)	2,525,000	179,957
FMC Technologies, Inc.[1]	2,874,300	150,067
Plains GP Holdings, LP, Class A1	5,500,000	147,235
Apache Corp.	1,370,000	117,738
BP PLC	13,619,409	110,070
Tullow Oil PLC	5,268,300	74,591
Devon Energy Corp.	1,000,000	61,870
BG Group PLC	2,700,000	58,012
Eni SpA	1,967,000	47,328
OJSC Gazprom (ADR)	4,534,200	38,767
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	1,175,800	17,273
		2,229,277
Materials 7.42%

Dow Chemical Co.	9,918,700	440,390
Celanese Corp., Series A	5,773,900	319,354
Praxair, Inc.	984,624	128,031
Mosaic Co.	2,522,400	119,234
Sealed Air Corp.	3,200,000	108,960
International Flavors & Fragrances Inc.	1,255,000	107,905
Valspar Corp.	1,433,600	102,201
Freeport-McMoRan Copper & Gold Inc.	2,700,000	101,898
Rio Tinto PLC	1,742,000	98,353
ArcelorMittal	4,980,000	88,857
Avery Dennison Corp.	1,740,051	87,333
Air Products and Chemicals, Inc.	544,000	60,808
Koninklijke DSM NV	419,424	32,982
Barrick Gold Corp.	1,600,000	28,208
SSAB Svenskt Stål AB, Class A	3,276,684	25,116
Newmont Mining Corp.	375,000	8,636
		1,858,266
Financials 6.83%

Prudential Financial, Inc.	2,100,000	193,662
State Street Corp.	2,280,000	167,329
Marsh & McLennan Companies, Inc.	2,789,100	134,881
HSBC Holdings PLC (Hong Kong)	7,241,433	78,584
HSBC Holdings PLC (ADR)	769,270	42,410
Common stocks
		Value
Financials (continued)	Shares	(000)

Weyerhaeuser Co.[1]	3,784,541	$ 119,478
JPMorgan Chase & Co.	2,000,000	116,960
Principal Financial Group, Inc.	2,200,000	108,482
Barclays PLC	20,543,750	92,516
Goldman Sachs Group, Inc.	515,300	91,342
Willis Group Holdings PLC	1,946,400	87,218
IntercontinentalExchange Group, Inc.	318,433	71,622
Wells Fargo & Co.	1,500,000	68,100
UBS AG	3,058,666	58,016
Home Loan Servicing Solutions, Ltd.	2,188,500	50,270
U.S. Bancorp	1,235,000	49,894
Aon PLC, Class A	525,000	44,042
Mizuho Financial Group, Inc.	19,057,500	41,260
Moody’s Corp.	447,458	35,112
Citigroup Inc.	600,000	31,266
Bank of New York Mellon Corp.	805,000	28,127
		1,710,571
Consumer staples 6.38%

Philip Morris International Inc.	6,294,500	548,440
Coca-Cola Co.	5,135,400	212,143
Altria Group, Inc.	3,815,000	146,458
CVS/Caremark Corp.	1,670,000	119,522
Pernod Ricard SA	1,031,570	117,518
L’Oréal SA, non-registered shares	570,000	100,136
Asahi Group Holdings, Ltd.	3,400,000	95,694
PepsiCo, Inc.	998,419	82,809
Molson Coors Brewing Co., Class B	1,033,600	58,037
Green Mountain Coffee Roasters, Inc.[1]	630,384	47,644
Mondelez International, Inc.	1,304,100	46,035
Avon Products, Inc.	1,335,000	22,989
		1,597,425
Telecommunication services 2.40%

Verizon Communications Inc.	5,720,900	281,125
Crown Castle International Corp.[1]	2,048,600	150,429
SoftBank Corp.	1,060,000	92,603
CenturyLink, Inc.	2,428,775	77,356
		601,513
Utilities 0.63%

PG&E Corp.	1,384,000	55,748
Exelon Corp.	2,000,000	54,780
FirstEnergy Corp.	1,430,000	47,161
		157,689
Miscellaneous 3.85%

Other common stocks in initial period of acquisition		964,035
Total common stocks (cost: $14,303,621,000)		23,295,819
Rights & warrants 0.02%
		Value
Consumer discretionary 0.02%	Shares	(000)

General Motors Co., Series A, warrants, expire 2016[1]	83,378	$ 2,598
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,929
Total rights & warrants (cost: $3,908,000)		4,527
Convertible securities 0.47%
	Shares or
Industrials 0.30%	principal amount

United Continental Holdings, Inc. 6.00% convertible notes 2029	$8,610	37,927
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000	36,855
		74,782
Financials 0.04%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[2]	6,000	9,997
Miscellaneous 0.13%

Other convertible securities in initial period of acquisition		32,594
Total convertible securities (cost: $73,225,000)		117,373
Bonds, notes & other debt instruments 0.27%
Corporate bonds & notes 0.21%	Principal amount
Financials 0.13%	(000)

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	$ 29,049	32,056
Telecommunication services 0.08%

Sprint Nextel Corp. 9.125% 2017	13,000	15,340
Sprint Nextel Corp. 11.50% 2021	3,700	4,866
		20,206
Total corporate bonds & notes		52,262
U.S. Treasury bonds & notes 0.06%

U.S. Treasury 0.25% 2015[4]	14,925	14,933
Total bonds, notes & other debt instruments (cost: $61,621,000)		67,195

Short-term securities 6.30%

Freddie Mac 0.07%–0.16% due 1/14–10/6/2014	673,300	672,997
Fannie Mae 0.10%–0.14% due 1/13–9/22/2014	331,500	331,346
Federal Home Loan Bank 0.06%–0.135% due 1/22–8/26/2014	144,900	144,837
Abbott Laboratories 0.14%–0.17% due 1/3–1/6/2014[5]	56,900	56,900
ExxonMobil Corp. 0.07%–0.08% due 1/6–1/14/2014	52,400	52,399
Coca-Cola Co. 0.07%–0.18% due 1/6–3/11/2014[5]	52,400	52,397
General Electric Capital Corp. 0.05%–0.13% due 1/2–2/18/2014	44,500	44,496
Regents of the University of California 0.11%–0.12% due 1/6–3/10/2014	44,200	44,195
U.S. Treasury Bill 0.13% due 5/29/2014	40,300	40,291
Google Inc. 0.10% due 2/20/2014[5]	40,000	39,996
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 1/8–2/4/2014	35,400	35,398
Paccar Financial Corp. 0.10% due 2/14/2014	35,200	35,192
Chevron Corp. 0.08% due 2/19/2014[5]	27,300	27,295
Total short-term securities (cost: $1,577,662,000)		1,577,739
Total investment securities (cost: $16,020,037,000)		$25,062,653
Other assets less liabilities		(29,299)
Net assets		$25,033,354

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $290,000, which represented less than .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $176,588,000, which represented .71% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Growth and
Income FundSM

Investment portfolio

December 31, 2013

Common stocks 91.70%
		Value
Financials 21.28%	Shares	(000)

Prudential PLC	912,574	$ 20,250
Aviva PLC	2,718,500	20,244
BNP Paribas SA	233,700	18,213
Banco Bilbao Vizcaya Argentaria, SA	618,161	7,609
Banco Bilbao Vizcaya Argentaria, SA (ADR)	312,171	3,868
HSBC Holdings PLC (Hong Kong)	543,368	5,897
HSBC Holdings PLC (United Kingdom)	440,000	4,826
Cheung Kong (Holdings) Ltd.	610,000	9,629
Siam Commercial Bank PCL	2,125,000	9,280
Sberbank of Russia (ADR)	580,500	7,303
Sberbank of Russia (GDR)[1]	116,832	1,470
bank muscat (SAOG)	5,262,000	8,693
Assicurazioni Generali SpA	340,000	7,998
Japan Real Estate Investment Corp.	1,432	7,669
Barclays PLC	1,667,500	7,509
Credit Suisse Group AG	240,219	7,344
Banco Santander, SA2	771,081	6,901
Mitsui Fudosan Co., Ltd.	172,000	6,182
Link Real Estate Investment Trust	1,236,000	5,993
Deutsche Bank AG	122,000	5,820
Henderson Land Development Co. Ltd.	885,980	5,056
Axis Bank Ltd.	211,901	4,452
Sun Life Financial Inc.	111,700	3,945
Svenska Handelsbanken AB, Class A	67,500	3,316
Investor AB, Class B	93,600	3,221
Mizuho Financial Group, Inc.	1,400,000	3,031
Sampo Oyj, Class A	49,700	2,442
PT Bank Rakyat Indonesia (Persero) Tbk	4,084,000	2,433
TCS Group Holding PLC (GDR)[1,2]	84,500	1,327
Commerzbank AG, non-registered shares[2]	71,778	1,156
Westfield Group, units	1,688	15
		203,092
Consumer discretionary 17.30%

H & M Hennes & Mauritz AB, Class B	381,700	17,578
Volkswagen AG, nonvoting preferred	46,480	13,054
Hyundai Motor Co.	42,760	9,582
Whitbread PLC	149,122	9,263
ProSiebenSat.1 Media AG	175,000	8,667
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	8,646
Crown Resorts Ltd.	564,000	8,486
Genting Singapore PLC	7,083,000	8,391
William Hill PLC	1,214,888	8,085
L’Occitane International SA	2,840,000	6,043
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

adidas AG	46,000	$ 5,863
Bayerische Motoren Werke AG	45,250	5,305
Galaxy Entertainment Group Ltd.[2]	550,000	4,933
Ladbrokes PLC	1,515,000	4,488
RTL Group SA, non-registered shares	32,100	4,148
Sands China Ltd.	486,000	3,971
Pearson PLC	170,000	3,775
Golden Eagle Retail Group Ltd.	2,702,000	3,568
HUGO BOSS AG	24,400	3,474
WPP PLC	145,600	3,327
Liberty Global PLC, Class C2	19,600	1,653
Liberty Global PLC, Class A2	18,500	1,646
Cie. Financière Richemont SA, Class A	31,940	3,180
Burberry Group PLC	122,978	3,087
Li & Fung Ltd.	2,309,000	2,978
Swatch Group Ltd, non-registered shares	4,450	2,941
Kingfisher PLC	415,100	2,644
Numericable Group SA, non-registered shares[2]	66,960	2,432
Daimler AG	24,700	2,137
Nissan Motor Co., Ltd.	213,000	1,788
		165,133
Health care 9.97%

Novartis AG	361,870	28,883
Orion Oyj, Class B	429,600	12,068
Novo Nordisk A/S, Class B	64,700	11,860
Glenmark Pharmaceuticals Ltd.	1,180,000	10,184
Teva Pharmaceutical Industries Ltd. (ADR)	253,000	10,140
Sonic Healthcare Ltd.	428,775	6,348
Fresenius SE & Co. KGaA	37,000	5,680
Bayer AG	27,100	3,801
GlaxoSmithKline PLC	116,800	3,117
Fresenius Medical Care AG & Co. KGaA	43,100	3,067
		95,148
Consumer staples 9.33%

Philip Morris International Inc.	268,240	23,372
British American Tobacco PLC	301,600	16,172
Pernod Ricard SA	113,550	12,936
Nestlé SA	124,000	9,077
CALBEE, Inc.	284,400	6,900
SABMiller PLC	133,000	6,830
Japan Tobacco Inc.	138,300	4,491
Charoen Pokphand Foods PCL	4,563,800	4,444
Orion Corp.	3,000	2,698
Anheuser-Busch InBev NV	13,500	1,435
Associated British Foods PLC	17,700	716
		89,071
Industrials 9.30%

VINCI SA	346,733	22,762
Rolls-Royce Holdings PLC[2]	525,000	11,084
ASSA ABLOY AB, Class B	206,800	10,925
Jardine Matheson Holdings Ltd.	115,000	6,016
Common stocks
		Value
Industrials (continued)	Shares	(000)

Babcock International Group PLC	245,000	$ 5,497
Rexel SA	199,958	5,247
Schneider Electric SA	55,228	4,817
Hutchison Whampoa Ltd.	347,000	4,717
BAE Systems PLC	647,000	4,661
Bunzl PLC	170,752	4,100
AB Volvo, Class B	249,800	3,280
Capita PLC	183,000	3,146
Andritz AG	40,000	2,509
		88,761
Utilities 8.05%

EDP — Energias de Portugal, SA	8,182,137	30,054
National Grid PLC	1,424,696	18,591
Power Assets Holdings Ltd.	1,013,000	8,054
ENN Energy Holdings Ltd.	858,000	6,346
PT Perusahaan Gas Negara (Persero) Tbk	15,271,500	5,615
SSE PLC	146,150	3,315
Fortum Oyj	139,301	3,187
Power Grid Corp. of India Ltd.	1,000,853	1,616
		76,778
Telecommunication services 6.28%

Vodafone Group PLC	6,836,600	26,831
SoftBank Corp.	131,500	11,488
TeliaSonera AB	883,000	7,352
China Communications Services Corp. Ltd., Class H	7,054,800	4,367
Shin Corp. PCL	1,983,000	4,089
Singapore Telecommunications Ltd.	1,075,000	3,118
Advanced Info Service PCL	230,000	1,396
OJSC Mobile TeleSystems (ADR)	58,500	1,265
		59,906
Energy 3.53%

BP PLC	2,446,651	19,773
BG Group PLC	645,200	13,863
		33,636
Information technology 3.51%

Youku Tudou Inc., Class A (ADR)[2]	520,300	15,765
Delta Electronics, Inc.	1,380,760	7,876
Samsung Electronics Co. Ltd.	4,105	5,337
TPK Holding Co., Ltd.	431,000	2,545
Mail.Ru Group Ltd. (GDR)	45,000	2,007
		33,530
Materials 2.82%

Rio Tinto PLC	101,600	5,736
Nampak Ltd.	1,246,900	4,874
Syngenta AG	12,080	4,810
BASF SE	31,200	3,326
Fortescue Metals Group Ltd.	585,000	3,040
Amcor Ltd.	282,000	2,657
Arkema SA	19,000	2,216
Orora Ltd.[2]	282,000	292
		26,951
Common stocks
		Value
Miscellaneous 0.33%		(000)

Other common stocks in initial period of acquisition		$ 3,119
Total common stocks (cost: $741,296,000)		875,125
Convertible securities 0.32%
	Principal amount
Financials 0.32%	(000)

Bank of Ireland 10.00% convertible notes 2016	€1,950	2,873
bank muscat (SAOG) 4.50% convertible notes 2016	OMR781	219
Total convertible securities (cost: $2,905,000)		3,092
Bonds, notes & other debt instruments 0.77%
Corporate bonds & notes 0.58%
Telecommunication services 0.27%

América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,313
MTS International Funding Ltd. 8.625% 2020	$1,050	1,244
		2,557
Financials 0.13%

Bank of Ireland 10.24% 2049	€680	992
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[1,3]	$200	214
		1,206
Energy 0.11%

Gazprom OJSC 4.95% 2022[1]	825	803
Gazprom OJSC, Series 9, 6.51% 2022	270	291
		1,094
Consumer staples 0.07%

Marfrig Overseas Ltd. 9.50% 2020[1]	712	669
Total corporate bonds & notes		5,526
Bonds & notes of governments outside the U.S. 0.19%

Brazil (Federal Republic of) 10.00% 2019	BRL3,130	1,199
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	618
		1,817
Total bonds, notes & other debt instruments (cost: $7,452,000)		7,343
Short-term securities 7.22%

Freddie Mac 0.10%–0.12% due 6/13–7/17/2014	20,400	20,389
General Electric Capital Corp. 0.05% due 1/2/2014	16,100	16,100
Federal Home Loan Bank 0.06%–0.10% due 2/25–4/2/2014	13,200	13,197
U.S. Treasury Bill 0.085% due 4/24/2014	10,100	10,098
GlaxoSmithKline Finance PLC 0.11% due 1/9/2014[1]	6,000	6,000
KfW 0.15% due 2/28/2014[1]	3,100	3,100
Total short-term securities (cost: $68,882,000)		68,884
Total investment securities (cost: $820,535,000)		954,444
Other assets less liabilities		(137)
Net assets		$954,307

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,583,000, which represented 1.42% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

€ = Euros

HUF = Hungarian forints

MXN = Mexican pesos

OMR = Omani rials

Asset Allocation FundSM

Investment portfolio

December 31, 2013

Common stocks 69.44%
		Value
Consumer discretionary 12.38%	Shares	(000)

Comcast Corp., Class A	7,325,000	$ 380,644
Home Depot, Inc.	3,125,000	257,312
Amazon.com, Inc.[1]	550,000	219,334
VF Corp.	2,800,000	174,552
General Motors Co.[1]	3,500,000	143,045
Naspers Ltd., Class N	1,265,000	132,169
Twenty-First Century Fox, Inc., Class A	3,600,000	126,648
DIRECTV[1]	1,700,000	117,453
Gentex Corp.	3,200,000	105,568
Walt Disney Co.	1,250,000	95,500
Johnson Controls, Inc.	1,750,000	89,775
Toyota Motor Corp.	1,400,000	85,348
NIKE, Inc., Class B	1,040,000	81,786
Cooper-Standard Holdings Inc.[1]	209,793	10,303
Revel AC, Inc.[1,2,3]	91,401	438
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	111
		2,019,986
Financials 11.56%

ACE Ltd.	2,520,000	260,896
Goldman Sachs Group, Inc.	1,350,000	239,301
American Express Co.	2,600,000	235,898
JPMorgan Chase & Co.	2,750,000	160,820
Citigroup Inc.	2,750,000	143,303
American Tower Corp.	1,575,000	125,716
Bank of America Corp.	8,000,000	124,560
First Republic Bank	1,900,000	99,465
Marsh & McLennan Companies, Inc.	1,740,000	84,146
Progressive Corp.	2,950,000	80,446
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	78,675
Allstate Corp.	1,400,000	76,356
Moody’s Corp.	765,000	60,030
HDFC Bank Ltd. (ADR)	1,500,000	51,660
Arch Capital Group Ltd.[1]	860,000	51,333
Morgan Stanley	450,000	14,112
		1,886,717
Industrials 8.43%

Lockheed Martin Corp.	2,115,000	314,416
Boeing Co.	2,270,000	309,832
General Electric Co.	5,300,000	148,559
Cummins Inc.	1,030,000	145,199
Parker-Hannifin Corp.	900,000	115,776
Danaher Corp.	1,220,000	94,184
Rockwell Collins, Inc.	1,180,000	87,226
Common stocks
		Value
Industrials (continued)	Shares	(000)

Canadian Pacific Railway Ltd.	500,000	$ 75,618
Beech Holdings, LLC[1,2,3]	2,447,521	19,911
Rockwell Automation	140,000	16,542
United Technologies Corp.	130,000	14,794
Precision Castparts Corp.	50,000	13,465
Waste Connections, Inc.	275,000	11,998
CEVA Group PLC[1,2,4]	6,142	7,721
Atrium Corp.[1,2,4]	535	1
		1,375,242
Health care 8.14%

Merck & Co., Inc.	6,350,000	317,817
Gilead Sciences, Inc.[1]	2,850,000	214,177
Bristol-Myers Squibb Co.	3,850,000	204,628
Johnson & Johnson	2,175,000	199,208
Pfizer Inc.	4,685,000	143,502
UnitedHealth Group Inc.	1,500,000	112,950
Incyte Corp.[1]	2,185,000	110,627
Humana Inc.	250,000	25,805
		1,328,714
Energy 8.00%

Kinder Morgan, Inc.	8,090,000	291,240
Chevron Corp.	1,625,000	202,979
Noble Energy, Inc.	1,600,000	108,976
Chesapeake Energy Corp.	3,700,000	100,418
Transocean Ltd.	2,000,000	98,840
Concho Resources Inc.[1]	900,000	97,200
Core Laboratories NV	500,000	95,475
Oil States International, Inc.[1]	900,000	91,548
Technip SA	850,000	81,690
Denbury Resources Inc.[1]	4,000,000	65,720
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	3,500,000	48,230
EOG Resources, Inc.	50,000	8,392
Pioneer Natural Resources Co.	42,000	7,731
Cabot Oil & Gas Corp.	170,000	6,589
		1,305,028
Information technology 7.72%

Microsoft Corp.	11,545,000	432,129
ASML Holding NV (New York registered)	2,155,000	201,923
Texas Instruments Inc.	3,000,000	131,730
VeriSign, Inc.[1]	1,700,000	101,626
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,500,000	95,920
AAC Technologies Holdings Inc.	19,000,000	92,252
Google Inc., Class A1	77,000	86,295
Concur Technologies, Inc.[1]	800,000	82,544
eBay Inc.[1]	650,000	35,679
		1,260,098
Materials 4.93%

FMC Corp.	2,500,000	188,650
Dow Chemical Co.	3,000,000	133,200
Monsanto Co.	900,000	104,895
Common stocks
		Value
Materials (continued)	Shares	(000)

Sealed Air Corp.	3,000,000	$ 102,150
Mosaic Co.	1,800,000	85,086
LyondellBasell Industries NV, Class A	1,000,000	80,280
Nucor Corp.	1,500,000	80,070
Praxair, Inc.	110,000	14,304
Potash Corp. of Saskatchewan Inc.	400,000	13,184
NewPage Holdings Inc.[1,2,3]	21,920	2,219
		804,038
Consumer staples 4.21%

Unilever NV (New York registered)	3,445,000	138,592
Wal-Mart Stores, Inc.	1,725,000	135,740
Kimberly-Clark Corp.	1,120,000	116,995
Coca-Cola Co.	2,000,000	82,620
Procter & Gamble Co.	770,000	62,686
Nestlé SA	830,000	60,758
Colgate-Palmolive Co.	920,000	59,993
PepsiCo, Inc.	200,000	16,588
Philip Morris International Inc.	150,000	13,070
		687,042
Utilities 1.58%

PG&E Corp.	1,910,000	76,935
Southern Co.	1,660,000	68,243
Duke Energy Corp.	540,000	37,265
Exelon Corp.	1,250,000	34,237
Edison International	625,000	28,938
FirstEnergy Corp.	351,100	11,579
		257,197
Telecommunication services 0.52%

AT&T Inc.	1,500,000	52,740
Vodafone Group PLC	4,200,000	16,483
SoftBank Corp.	167,500	14,633
		83,856
Miscellaneous 1.97%

Other common stocks in initial period of acquisition		322,655
Total common stocks (cost: $7,150,472,000)		11,330,573
Rights & warrants 0.00%

Consumer discretionary 0.00%

Cooper-Standard Holdings Inc., warrants, expire 2017[1]	38,220	822
Total rights & warrants (cost: $432,000)		822
Convertible securities 0.11%

Industrials 0.05%

CEVA Group PLC, Series A-2, 2.239% convertible preferred[2,3]	5,998	7,540
Convertible securities
		Value
Miscellaneous 0.06%		(000)

Other convertible securities in initial period of acquisition		$ 10,503
Total convertible securities (cost: $15,028,000)		18,043
Bonds, notes & other debt instruments 20.67%
U.S. Treasury bonds & notes 7.61%	Principal amount
U.S. Treasury 6.68%	(000)

U.S. Treasury 0.25% 2014	$200,000	200,040
U.S. Treasury 0.25% 2014	157,238	157,370
U.S. Treasury 0.75% 2014	145,238	145,669
U.S. Treasury 2.625% 2014	105,000	106,528
U.S. Treasury 2.625% 2014	67,149	67,987
U.S. Treasury 1.50% 2016	65,000	66,503
U.S. Treasury 2.00% 2016	32,500	33,571
U.S. Treasury 7.25% 2016	2,000	2,317
U.S. Treasury 2.625% 2018	96,500	101,250
U.S. Treasury 3.50% 2018	20,000	21,707
U.S. Treasury 2.50% 2023	78,000	74,770
U.S. Treasury 6.25% 2023	10,235	13,132
U.S. Treasury 5.375% 2031	10,000	12,227
U.S. Treasury 3.75% 2041	14,000	13,597
U.S. Treasury 4.75% 2041	15,000	17,198
U.S. Treasury 3.125% 2043	65,000	55,433
		1,089,299
U.S. Treasury inflation-protected securities[5] 0.93%

U.S. Treasury Inflation-Protected Security 1.875% 2015	29,269	30,870
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,283	10,575
U.S. Treasury Inflation-Protected Security 0.125% 2018	48,500	49,477
U.S. Treasury Inflation-Protected Security 0.375% 2023	47,171	45,463
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,135	3,323
U.S. Treasury Inflation-Protected Security 0.625% 2043	15,239	11,711
		151,419
Total U.S. Treasury bonds & notes		1,240,718
Corporate bonds & notes 7.34%
Telecommunication services 1.13%

Sprint Nextel Corp. 8.375% 2017	3,700	4,301
Sprint Nextel Corp. 9.125% 2017	2,750	3,245
Sprint Nextel Corp. 7.00% 2020	5,200	5,655
Sprint Nextel Corp. 11.50% 2021	3,700	4,866
Sprint Corp. 7.875% 2023[4]	14,000	15,085
Wind Acquisition SA 11.75% 2017[4]	11,740	12,503
Wind Acquisition SA 11.75% 2017	€4,250	6,227
Wind Acquisition SA 7.25% 2018[4]	$3,875	4,098
Wind Acquisition SA 7.25% 2018[4]	3,600	3,789
Wind Acquisition SA 7.375% 2018	€2,835	4,132
T-Mobile US, Inc. 6.542% 2020	$6,475	6,920
MetroPCS Wireless, Inc. 6.25% 2021[4]	6,775	7,054
MetroPCS Wireless, Inc. 6.625% 2023[4]	8,550	8,860
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,8]	8,060	8,088
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Cricket Communications, Inc. 7.75% 2020	$10,300	$ 11,781
NII Capital Corp. 10.00% 2016	10,525	5,631
NII Capital Corp. 7.875% 2019[4]	3,550	2,698
NII Capital Corp. 8.875% 2019	3,800	1,653
NII Capital Corp. 11.375% 2019[4]	5,160	4,334
NII Capital Corp. 7.625% 2021	11,570	4,830
Telecom Italia Capital SA 6.999% 2018	2,600	2,893
Telecom Italia Capital SA 7.175% 2019	7,000	7,893
Telecom Italia Capital SA 7.721% 2038	1,000	1,005
LightSquared, Term Loan B, 12.00% 2014[6,8,9,10]	8,325	9,948
Trilogy International Partners, LLC 10.25% 2016[4]	8,000	8,040
Verizon Communications Inc. 5.15% 2023	4,000	4,296
Verizon Communications Inc. 6.55% 2043	1,725	2,019
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,734
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	191
Intelsat Luxembourg Holding Co. 6.75% 2018[4]	1,300	1,388
Intelsat Jackson Holding Co. 6.625% 2022[4]	4,300	4,451
France Télécom 4.125% 2021	5,000	5,064
Telefónica Emisiones, SAU 4.57% 2023	3,500	3,452
SBC Communications Inc. 5.10% 2014	1,125	1,161
AT&T INC. 4.30% 2042	1,500	1,273
		184,558
Health care 1.06%

inVentiv Health Inc. 9.00% 2018[4]	5,250	5,513
inVentiv Health Inc. 11.00% 2018[4]	11,260	9,993
inVentiv Health Inc. 11.00% 2018[4]	4,802	4,274
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[6,7,8]	753	760
Kinetic Concepts, Inc. 10.50% 2018	8,030	9,275
Kinetic Concepts, Inc. 12.50% 2019	4,600	5,221
VPI Escrow Corp. 6.75% 2018[4]	2,450	2,704
VPI Escrow Corp. 6.375% 2020[4]	4,380	4,637
VPI Escrow Corp. 5.625% 2021[4]	1,905	1,919
VPI Escrow Corp. 7.50% 2021[4]	4,260	4,697
Tenet Healthcare Corp. 4.75% 2020	3,945	3,876
Tenet Healthcare Corp. 6.00% 2020[4]	6,780	7,089
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	2,445	2,482
PTS Acquisition Corp. 9.75% 2017	€5,495	7,872
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,6,7,8]	$3,092	3,092
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,6,7,8]	2,400	2,400
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,6,7,8,9]	4,574	4,574
INC Research LLC 11.50% 2019[4]	8,275	9,247
Thermo Fisher Scientific Inc. 2.40% 2019	8,000	7,931
Novartis Capital Corp. 2.90% 2015	6,000	6,202
VWR Funding, Inc. 7.25% 2017	5,675	6,115
Forest Laboratories, Inc. 5.00% 2021[4]	5,910	5,947
DJO Finance LLC 9.75% 2017	2,835	2,899
DJO Finance LLC 7.75% 2018	330	337
DJO Finance LLC 9.875% 2018	2,455	2,651
Express Scripts Inc. 3.125% 2016	5,000	5,221
Cardinal Health, Inc. 5.80% 2016	4,500	5,030
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	4,742	4,793
AbbVie Inc. 4.40% 2042	4,930	4,599
Gilead Sciences, Inc. 3.05% 2016	4,300	4,543
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Symbion Inc. 8.00% 2016	$ 4,000	$ 4,260
Centene Corp. 5.75% 2017	3,945	4,211
PRA Holdings, Inc. 9.50% 2023[4]	3,825	4,093
GlaxoSmithKline Capital Inc. 1.50% 2017	4,000	4,004
Multiplan Inc. 9.875% 2018[4]	2,930	3,238
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[6,7,8]	2,431	2,444
IMS Health Inc. 7.375% 2018[4,9]	1,640	1,714
HCA Inc. 5.875% 2023	1,150	1,139
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,070	1,078
Amgen Inc. 2.50% 2016	990	1,025
		173,099
Industrials 1.04%

Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,570	4,719
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	7,500	7,688
Navios Maritime Holdings Inc. 7.375% 2022[4]	9,150	9,219
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	19,085
Nortek Inc. 10.00% 2018	4,800	5,322
Nortek Inc. 8.50% 2021	7,845	8,728
Ply Gem Industries, Inc. 9.375% 2017	1,440	1,562
Ply Gem Industries, Inc. 8.25% 2018	10,006	10,707
General Electric Co. 2.70% 2022	6,535	6,119
General Electric Capital Corp. 3.10% 2023	3,750	3,559
General Electric Co. 4.125% 2042	2,500	2,310
R.R. Donnelley & Sons Co. 7.25% 2018	4,775	5,444
R.R. Donnelley & Sons Co. 7.00% 2022	4,200	4,536
HD Supply, Inc. 11.50% 2020	7,385	8,834
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	1,955
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,055
Burlington Northern Santa Fe LLC 3.00% 2023	2,500	2,329
Burlington Northern Santa Fe LLC 3.85% 2023	2,500	2,460
JELD-WEN Escrow Corp. 12.25% 2017[4]	7,000	7,980
Euramax International, Inc. 9.50% 2016	6,965	7,017
DAE Aviation Holdings, Inc. 11.25% 2015[4]	5,677	5,702
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	5,235	5,296
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,6]	4,833	5,087
US Investigations Services, Inc., Term Loan B, 4.75% 2015[6,7,8]	301	301
US Investigations Services, Inc. 10.50% 2015[4]	3,600	3,231
US Investigations Services, Inc. 11.75% 2016[4]	1,735	1,232
United Technologies Corp. 1.80% 2017	2,110	2,144
United Technologies Corp. 4.50% 2042	2,400	2,331
Builders Firstsource 7.625% 2021[4]	4,155	4,352
Norfolk Southern Corp. 5.75% 2016	2,255	2,465
Norfolk Southern Corp. 5.75% 2018	1,075	1,225
Norfolk Southern Corp. 4.837% 2041	67	64
Union Pacific Corp. 3.646% 2024[4]	3,731	3,606
Atlas Copco AB 5.60% 2017[4]	2,750	3,077
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	2,630	2,676
Volvo Treasury AB 5.95% 2015[4]	2,205	2,334
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[6,7,8]	1,423	1,323
CEVA Group PLC 11.625% 2016[4]	450	475
CEVA Group PLC 8.375% 2017[4]	183	192
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[6,7,8]	547	298
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	$ 53	$ 56
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	8	9
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,6]	51	53
		169,157
Financials 1.03%

Hospitality Properties Trust 6.30% 2016	3,000	3,240
Hospitality Properties Trust 6.70% 2018	6,540	7,340
American International Group, Inc. 3.375% 2020	9,500	9,558
JPMorgan Chase & Co. 3.45% 2016	3,500	3,673
JPMorgan Chase & Co. 3.25% 2022	3,000	2,876
JPMorgan Chase & Co. 3.20% 2023	3,000	2,845
Bank of America Corp. 5.75% 2017	3,100	3,530
Bank of America Corp. 5.00% 2021	3,000	3,279
Bank of America Corp. 3.30% 2023	2,000	1,893
Realogy Corp., Letter of Credit, 4.25% 2016[6,7,8]	818	818
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	7,317	7,403
Morgan Stanley 1.75% 2016	8,000	8,111
International Lease Finance Corp. 4.875% 2015	7,795	8,097
Wells Fargo & Co. 1.25% 2016	8,000	8,064
Developers Diversified Realty Corp. 7.50% 2017	3,460	4,034
DDR Corp. 3.50% 2021	4,000	3,895
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,056
Citigroup Inc. 2.50% 2018	4,000	4,023
Citigroup Inc. 3.875% 2023	3,000	2,950
Kimco Realty Corp. 6.875% 2019	2,375	2,833
Kimco Realty Corp. 3.125% 2023	3,820	3,475
Bank of Nova Scotia 2.55% 2017	6,000	6,225
Corporate Office Properties Trust 3.60% 2023	600	544
Corporate Office Properties LP 5.25% 2024	5,500	5,589
CIT Group Inc. 5.00% 2017	5,700	6,113
DCT Industrial Trust Inc. 4.50% 2023[4]	6,000	5,832
Barclays Bank PLC 5.125% 2020	5,000	5,546
Goldman Sachs Group, Inc. 2.90% 2018	1,000	1,018
Goldman Sachs Group, Inc. 3.625% 2023	4,000	3,875
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	4,806
Rabobank Nederland/FI 4.625% 2023	4,640	4,674
Prologis, Inc. 4.25% 2023	4,495	4,442
CME Group Inc. 5.30% 2043	4,000	4,187
Monumental Global Funding III 0.444% 2014[4,7]	4,000	4,000
BNP Paribas 5.00% 2021	3,250	3,566
Toronto-Dominion Bank 2.375% 2016	3,000	3,117
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,741
Lloyds Banking Group PLC 2.30% 2018	1,810	1,806
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,394
Brandywine Operating Partnership, LP 3.95% 2023	380	356
		168,824
Consumer discretionary 0.82%

Caesars Entertainment Operating Co. 11.25% 2017	6,420	6,548
Caesars Entertainment Operating Co. 8.00% 2020[4]	4,500	4,703
Caesars Entertainment Operating Co. 9.00% 2020	4,900	4,790
Caesars Entertainment Operating Co. 9.00% 2020	2,370	2,317
DISH DBS Corp. 4.25% 2018	13,950	14,264
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

DISH DBS Corp. 5.125% 2020	$ 2,800	$ 2,814
MGM Resorts International 5.875% 2014	4,310	4,337
MGM Resorts International 8.625% 2019	7,975	9,391
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	10,640	9,842
Comcast Corp. 5.65% 2035	1,750	1,864
Comcast Corp. 6.95% 2037	5,125	6,301
Time Warner Inc. 4.05% 2023	4,630	4,618
Time Warner Inc. 6.25% 2041	2,500	2,777
Ford Motor Credit Co. 2.375% 2018	7,000	7,073
Dollar General Corp. 1.875% 2018	2,500	2,420
Dollar General Corp. 3.25% 2023	4,650	4,279
Boyd Gaming Corp. 9.125% 2018	5,945	6,495
Cox Communications, Inc. 2.95% 2023[4]	7,000	6,119
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	6,000	6,096
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,139
Thomson Reuters Corp. 6.50% 2018	140	162
Thomson Reuters Corp. 4.30% 2023	4,500	4,521
Hilton Hotels Corp. 5.625% 2021[4]	4,285	4,454
Time Warner Cable Inc. 6.75% 2018	3,345	3,753
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,635	2,783
Staples, Inc. 9.75% 2014	2,500	2,508
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,175	1,234
Neiman Marcus Group LTD Inc. 8.75% 2021[4,7,9]	575	605
Gannett Co., Inc. 6.375% 2023[4]	1,300	1,349
Univision Communications Inc. 6.875% 2019[4]	830	891
		134,447
Energy 0.78%

StatoilHydro ASA 1.80% 2016	4,000	4,092
StatoilHydro ASA 2.65% 2024	4,000	3,609
Statoil ASA 4.25% 2041	2,000	1,834
Peabody Energy Corp. 6.00% 2018	7,735	8,276
Peabody Energy Corp. 6.25% 2021	875	888
Enbridge Inc. 4.00% 2023	8,500	8,351
Williams Partners L.P. 4.125% 2020	3,000	3,076
Williams Partners L.P. 4.00% 2021	195	193
Williams Partners L.P. 4.50% 2023	5,000	4,968
Kinder Morgan Energy Partners, LP 6.00% 2017	3,120	3,499
Kinder Morgan Energy Partners, LP 3.45% 2023	1,000	929
Kinder Morgan Energy Partners, LP 3.50% 2023	3,500	3,215
Enterprise Products Operating LLC 5.20% 2020	1,710	1,903
Enterprise Products Operating LLC 3.35% 2023	5,475	5,203
Devon Energy Corp. 3.25% 2022	6,500	6,200
Halliburton Co. 2.00% 2018	6,000	5,958
Cenovus Energy Inc. 3.80% 2023	6,000	5,851
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,212
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,235
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,345
Alpha Natural Resources, Inc. 9.75% 2018	4,115	4,382
Alpha Natural Resources, Inc. 6.00% 2019	675	586
Alpha Natural Resources, Inc. 6.25% 2021	875	753
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,340
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Spectra Energy Partners, LP 4.75% 2024	$ 5,000	$ 5,099
Petróleos Mexicanos 3.50% 2018	4,900	5,041
NGPL PipeCo LLC 9.625% 2019[4]	4,390	4,313
CONSOL Energy Inc. 8.00% 2017	1,455	1,539
CONSOL Energy Inc. 8.25% 2020	2,370	2,577
Total Capital International 3.70% 2024	4,000	3,957
Teekay Corp. 8.50% 2020	3,630	3,943
Schlumberger Investment SA 3.65% 2023	3,460	3,431
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,373
Chevron Corp. 3.191% 2023	3,500	3,361
Kinder Morgan Energy Partners, LP 5.00% 2021[4]	2,825	2,793
Arch Coal, Inc. 7.00% 2019	975	780
Arch Coal, Inc. 7.25% 2021	1,525	1,174
Anadarko Petroleum Corp. 6.45% 2036	1,370	1,539
		127,818
Materials 0.52%

FMG Resources 7.00% 2015[4]	1,339	1,392
FMG Resources 6.00% 2017[4]	12,085	12,901
FMG Resources 6.875% 2018[4]	6,135	6,472
FMG Resources 8.25% 2019[4]	1,225	1,380
FMG Resources 6.875% 2022[4]	2,525	2,765
Xstrata Canada Financial Corp. 2.70% 2017[4,7]	2,000	2,024
Glencore Xstrata LLC 4.125% 2023[4]	8,640	8,077
Inmet Mining Corp. 8.75% 2020[4]	5,405	5,891
Inmet Mining Corp. 7.50% 2021[4]	3,310	3,476
ArcelorMittal 7.25% 2041[7]	7,345	7,051
Reynolds Group Inc. 5.75% 2020	6,315	6,473
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,247
Walter Energy, Inc. 9.50% 2019[4]	3,650	3,869
Rio Tinto Finance (USA) Ltd. 2.25% 2018	3,855	3,838
Holcim Ltd. 5.15% 2023[4]	3,335	3,425
Teck Resources Ltd. 5.40% 2043	3,725	3,398
Ecolab Inc. 3.00% 2016	2,545	2,668
International Paper Co. 7.30% 2039	2,005	2,476
Newcrest Finance Pty Ltd. 4.20% 2022[4]	3,050	2,438
		84,261
Information technology 0.41%

First Data Corp. 11.75% 2021[4]	19,470	20,638
First Data Corp. 11.75% 2021[4]	5,835	6,185
First Data Corp. 8.75% 2022[4,7,9]	4,025	4,317
Freescale Semiconductor, Inc. 5.00% 2021[4]	7,870	7,673
Freescale Semiconductor, Inc. 6.00% 2022[4]	10,700	10,861
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	6,443	6,392
SRA International, Inc. 11.00% 2019	3,865	4,039
Alcatel-Lucent USA Inc. 4.625% 2017[4]	2,925	2,943
Alcatel-Lucent USA Inc. 8.875% 2020[4]	3,555	3,982
		67,030
Consumer staples 0.35%

CVS Caremark Corp. 2.25% 2018	5,000	5,002
CVS Caremark Corp. 4.00% 2023	4,000	3,993
Altria Group, Inc. 4.50% 2043	9,000	7,954
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

SABMiller Holdings Inc. 3.75% 2022[4]	$5,500	$ 5,522
SABMiller Holdings Inc. 4.95% 2042[4]	2,055	2,042
Rite Aid Corp. 10.25% 2019	3,755	4,224
Rite Aid Corp. 8.00% 2020	900	1,017
Philip Morris International Inc. 3.60% 2023	5,270	5,103
Kraft Foods Inc. 2.25% 2017	2,560	2,593
Kraft Foods Inc. 5.375% 2020	1,570	1,772
Anheuser-Busch InBev NV 3.625% 2015	3,750	3,902
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,732
Reynolds American Inc. 4.85% 2023	3,230	3,336
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,254
Pernod Ricard SA 2.95% 2017[4]	3,000	3,099
		56,545
Utilities 0.20%

MidAmerican Energy Co. 5.95% 2017	1,375	1,578
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,437
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,381
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	3,831
Pacific Gas and Electric Co. 3.85% 2023	5,460	5,433
Electricité de France SA 6.50% 2019[4]	170	201
Electricité de France SA 6.95% 2039[4]	4,000	4,888
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,004
American Electric Power Co. 2.95% 2022	4,020	3,719
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,076
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,6]	666	704
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	59
		32,311
Total corporate bonds & notes		1,198,050
Mortgage-backed obligations[6] 4.73%

Fannie Mae 6.00% 2021	95	104
Fannie Mae 6.00% 2026	930	1,018
Fannie Mae 2.50% 2027	1,248	1,242
Fannie Mae 2.50% 2028	1,982	1,968
Fannie Mae 2.50% 2028	1,981	1,967
Fannie Mae 2.50% 2028	1,980	1,966
Fannie Mae 2.50% 2028	1,980	1,965
Fannie Mae 2.50% 2028	1,979	1,962
Fannie Mae 2.50% 2028	1,976	1,962
Fannie Mae 2.50% 2028	1,975	1,961
Fannie Mae 2.50% 2028	1,964	1,950
Fannie Mae 2.50% 2028	1,811	1,798
Fannie Mae 2.50% 2028	1,779	1,766
Fannie Mae 2.50% 2028	1,776	1,763
Fannie Mae 2.50% 2028	1,759	1,746
Fannie Mae 2.50% 2028	1,717	1,705
Fannie Mae 2.50% 2028	1,641	1,629
Fannie Mae 2.50% 2028	1,600	1,586
Fannie Mae 2.50% 2028	1,564	1,553
Fannie Mae 2.50% 2028	1,510	1,499
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 1,509	$ 1,498
Fannie Mae 2.50% 2028	1,508	1,497
Fannie Mae 2.50% 2028	1,499	1,486
Fannie Mae 2.50% 2028	1,475	1,464
Fannie Mae 2.50% 2028	1,471	1,461
Fannie Mae 2.50% 2028	1,466	1,455
Fannie Mae 2.50% 2028	1,438	1,428
Fannie Mae 2.50% 2028	1,419	1,408
Fannie Mae 2.50% 2028	1,398	1,388
Fannie Mae 2.50% 2028	1,367	1,358
Fannie Mae 2.50% 2028	1,345	1,336
Fannie Mae 2.50% 2028	1,270	1,261
Fannie Mae 2.50% 2028	1,223	1,214
Fannie Mae 2.50% 2028	1,208	1,199
Fannie Mae 2.50% 2028	1,199	1,191
Fannie Mae 2.50% 2028	1,175	1,167
Fannie Mae 2.50% 2028	1,175	1,167
Fannie Mae 2.50% 2028	1,151	1,142
Fannie Mae 2.50% 2028	993	986
Fannie Mae 2.50% 2028	991	984
Fannie Mae 2.50% 2028	991	983
Fannie Mae 2.50% 2028	991	983
Fannie Mae 2.50% 2028	990	983
Fannie Mae 2.50% 2028	990	983
Fannie Mae 2.50% 2028	990	983
Fannie Mae 2.50% 2028	990	983
Fannie Mae 2.50% 2028	990	982
Fannie Mae 2.50% 2028	989	982
Fannie Mae 2.50% 2028	989	982
Fannie Mae 2.50% 2028	989	979
Fannie Mae 2.50% 2028	983	976
Fannie Mae 2.50% 2028	978	969
Fannie Mae 2.50% 2028	956	949
Fannie Mae 2.50% 2028	919	912
Fannie Mae 2.50% 2028	887	881
Fannie Mae 2.50% 2028	881	873
Fannie Mae 2.50% 2028	838	832
Fannie Mae 2.50% 2028	779	773
Fannie Mae 2.50% 2028	381	378
Fannie Mae 2.50% 2028	93	93
Fannie Mae 5.50% 2033	1,529	1,683
Fannie Mae 5.50% 2033	1,050	1,156
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	313	287
Fannie Mae 5.50% 2036	2,292	2,526
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	807	890
Fannie Mae 5.50% 2037	844	932
Fannie Mae 5.50% 2037	604	665
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	167	182
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	108	117
Fannie Mae 6.00% 2037	6,087	6,764
Fannie Mae 6.00% 2037	101	112
Fannie Mae 6.00% 2038	14,330	15,882
Fannie Mae 6.00% 2038	4,325	4,793
Fannie Mae 6.00% 2038	3,804	4,221
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 6.00% 2038	$ 310	$ 343
Fannie Mae 6.00% 2038	197	219
Fannie Mae 6.00% 2038	181	201
Fannie Mae 6.00% 2039	5	5
Fannie Mae 4.00% 2040	9,012	9,292
Fannie Mae 4.194% 2040[7]	825	874
Fannie Mae 4.00% 2041	7,347	7,582
Fannie Mae 4.00% 2041	5,657	5,838
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	331	386
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	82	96
Fannie Mae 3.00% 2042	60,534	57,645
Fannie Mae 4.00% 2042	40,632	41,922
Fannie Mae 3.00% 2043	15,282	14,554
Fannie Mae 3.00% 2043	4,988	4,751
Fannie Mae 3.00% 2043	1,950	1,855
Fannie Mae 3.00% 2043	1,322	1,257
Fannie Mae 3.00% 2043	1,235	1,175
Fannie Mae 4.00% 2043	13,911	14,368
Fannie Mae 4.00% 2043	10,515	10,861
Fannie Mae 4.00% 2043	5,741	5,923
Fannie Mae 4.00% 2043	5,623	5,817
Fannie Mae 4.00% 2043	4,772	4,928
Fannie Mae 4.00% 2043	4,525	4,673
Fannie Mae 4.00% 2043	3,708	3,836
Fannie Mae 4.00% 2043	3,372	3,480
Fannie Mae 4.00% 2043	3,319	3,429
Fannie Mae 4.00% 2043	1,130	1,166
Fannie Mae 4.50% 2043	4,920	5,229
Fannie Mae 3.50% 2044	38,483	38,239
Fannie Mae 4.50% 2044	146,000	154,743
Fannie Mae 5.50% 2044	4,530	4,983
Fannie Mae 6.00% 2044	24,158	26,798
Fannie Mae 7.00% 2047	293	324
Fannie Mae 7.00% 2047	271	300
Fannie Mae 7.00% 2047	13	14
Freddie Mac 5.00% 2023	594	638
Freddie Mac 6.00% 2026	2,335	2,559
Freddie Mac 4.50% 2029	650	697
Freddie Mac 4.50% 2029	634	681
Freddie Mac 4.50% 2029	514	551
Freddie Mac, Series T-041, Class 3-A, 6.611% 2032[7]	516	585
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,878	2,081
Freddie Mac, Series 3312, Class PA, 5.50% 2037	1,828	1,988
Freddie Mac 5.00% 2038	4,359	4,703
Freddie Mac 6.50% 2038	696	778
Freddie Mac 4.50% 2039	639	679
Freddie Mac 5.00% 2040	5,846	6,333
Freddie Mac 4.00% 2043	11,040	11,380
Freddie Mac 4.00% 2043	6,537	6,753
Freddie Mac 4.00% 2043	6,398	6,596
Freddie Mac 4.00% 2043	4,121	4,261
Freddie Mac 4.00% 2043	4,005	4,129
Government National Mortgage Assn. 4.50% 2043	9,893	10,595
Government National Mortgage Assn. 3.50% 2044	30,000	30,273
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 2037[7]	$ 1,963	$ 1,965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	5,625	5,871
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	7,000	7,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[7]	8,543	9,501
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	2,000	2,199
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[7]	2,946	3,221
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,999
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7]	5,000	5,490
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	1,658	1,829
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7]	5,500	6,044
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.164% 2045[7]	2,570	2,942
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.649% 2049[7]	9,100	10,068
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	3,000	3,303
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7]	3,000	3,273
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.924% 2051[7]	3,000	3,320
Aventura Mall Trust 3.743% 2032[4,7]	5,500	5,652
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4]	5,580	5,534
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7]	2,585	2,898
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7]	1,430	1,625
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.91% 2049[7]	4,000	4,469
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[7]	4,000	4,468
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	846	896
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7]	2,320	2,567
Commonwealth Bank of Australia 0.75% 2017[4]	3,000	3,003
National Australia Bank 1.25% 2018[4]	3,000	2,930
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.31% 2045[7]	2,878	2,886
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[7]	2,250	2,387
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,919	2,009
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046	1,270	1,311
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	1,000	1,059
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	990	1,034
		772,335
Federal agency bonds & notes 0.94%

Freddie Mac 2.50% 2016	18,000	18,840
Freddie Mac 1.00% 2017	22,000	21,882
Freddie Mac 0.75% 2018	7,000	6,811
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	5,000	4,846
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	3,440	3,322
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	3,837	3,766
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	2,820	2,795
Freddie Mac 1.375% 2020	14,000	13,132
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[6]	4,882	4,811
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	4,000	3,719
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	4,500	4,151
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	3,680	3,438
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	4,000	3,795
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[6]	6,806	6,956
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023	5,500	5,168
Freddie Mac, Series K034, Class A-1, multifamily 2.669% 2023[6]	2,516	2,532
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	5,900	5,755
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	4,500	4,107
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7]	2,145	1,974
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	5,242	4,939
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	$ 4,000	$ 3,848
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7]	7,530	7,362
Fannie Mae 6.25% 2029	9,575	11,973
CoBank, ACB 0.843% 2022[4,7]	3,805	3,522
		153,444
Bonds & notes of governments outside the U.S. 0.04%

Polish Government 5.25% 2014	1,000	1,001
Polish Government 6.375% 2019	2,950	3,455
Latvia (Republic of) 2.75% 2020	1,500	1,438
		5,894
Asset-backed obligations[6] 0.01%

Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,713	1,781
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	392	399
		2,180
Total bonds, notes & other debt instruments (cost: $3,360,730,000)		3,372,621
Short-term securities 11.14%

Freddie Mac 0.07%–0.16% due 1/14–9/17/2014	595,600	595,438
Federal Home Loan Bank 0.05%–0.15% due 1/16–10/22/2014	432,000	431,873
Fannie Mae 0.08%–0.15% due 1/2–9/2/2014	311,400	311,220
Coca-Cola Co. 0.11%–0.13% due 1/24–3/20/2014[4]	98,600	98,587
ExxonMobil Corp. 0.08% due 1/14–1/21/2014	69,200	69,196
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 1/8–1/27/2014	63,600	63,597
Emerson Electric Co. 0.10% due 3/3/2014[4]	50,000	49,992
Federal Farm Credit Banks 0.15% due 8/25/2014	37,900	37,867
Wal-Mart Stores, Inc. 0.05% due 2/10/2014[4]	25,400	25,399
Walt Disney Co. 0.10% due 3/25/2014[4]	23,000	22,994
John Deere Financial Ltd. 0.09% due 1/23/2014[4]	19,700	19,699
Medtronic Inc. 0.10% due 3/6/2014[4]	19,700	19,696
NetJets Inc. 0.06% due 1/3/2014[4]	18,200	18,200
Private Export Funding Corp. 0.13% due 3/19/2014[4]	18,000	17,995
Jupiter Securitization Co., LLC 0.11% due 1/23/2014[4]	15,700	15,699
General Electric Capital Corp. 0.05% due 1/2/2014	10,200	10,200
Parker-Hannifin Corp. 0.09% due 2/7/2014[4]	10,000	9,999
Total short-term securities (cost: $1,817,558,000)		1,817,651
Total investment securities (cost: $12,344,220,000)		16,539,710
Other assets less liabilities		(222,017)
Net assets		$16,317,693

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $61,799,000, which represented .38% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition dates	(000)	(000)	assets

Beech Holdings, LLC	9/14/2009–2/15/2013	$ 25,800	$ 19,911.12%
CEVA Group PLC, Series A-2, convertible preferred	3/10/2010–1/23/2012	8,674	7,540.05
NewPage Holdings Inc.	6/22/2011–9/9/2011	4,418	2,219.02
Revel AC, Inc.	2/14/2011–10/25/2012	8,939	438.00
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,911	111.00
Total restricted securities		$55,742	$30,219.19%

[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $735,953,000, which represented 4.51% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,412,000, which represented .37% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CVR = Contingent Value Rights

€ = Euros

Global Balanced FundSM

Investment portfolio

December 31, 2013

Common stocks 66.56%
		Value
Financials 11.08%	Shares	(000)

ORIX Corp.	157,000	$ 2,754
HSBC Holdings PLC	221,300	2,427
Link Real Estate Investment Trust	354,509	1,719
Bankia, SA1	965,000	1,638
Sumitomo Mitsui Financial Group, Inc.	31,500	1,621
BNP Paribas SA	19,230	1,499
JPMorgan Chase & Co.	20,700	1,211
Prudential PLC	53,500	1,187
AXA SA	40,300	1,120
Banco Bilbao Vizcaya Argentaria, SA	90,000	1,108
Wells Fargo & Co.	22,000	999
AIA Group Ltd.	180,000	903
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	66,000	900
Deutsche Bank AG	18,000	859
Banco Santander, SA1	70,000	627
Suncorp Group Ltd.	30,564	357
Goldman Sachs Group, Inc.	2,000	354
		21,283
Industrials 9.78%

Cummins Inc.	19,200	2,707
General Electric Co.	93,700	2,626
Boeing Co.	17,000	2,320
BAE Systems PLC	257,000	1,851
KONE Oyj, Class B	38,600	1,742
Schneider Electric SA	19,000	1,657
Randstad Holding NV	22,450	1,456
ASSA ABLOY AB, Class B	22,000	1,162
Robert Half International Inc.	25,000	1,050
Siemens AG	6,300	861
TransDigm Group Inc.[1]	4,500	725
Deere & Co.	7,000	639
		18,796
Information technology 8.83%

ASML Holding NV	47,969	4,490
Microsoft Corp.	100,000	3,743
OMRON Corp.	55,000	2,426
Google Inc., Class A1	1,100	1,233
Texas Instruments Inc.	24,500	1,076
Nintendo Co., Ltd.	7,400	984
Murata Manufacturing Co., Ltd.	11,000	976
Taiwan Semiconductor Manufacturing Co. Ltd.	240,000	850
STMicroelectronics NV	75,000	602
KLA-Tencor Corp.	9,000	580
		16,960
Common stocks
		Value
Consumer staples 8.62%	Shares	(000)

Nestlé SA	39,240	$ 2,872
Pernod Ricard SA	20,770	2,366
Lorillard, Inc.	33,900	1,718
Altria Group, Inc.	31,000	1,190
Philip Morris International Inc.	12,700	1,107
Kimberly-Clark Corp.	10,000	1,045
Imperial Tobacco Group PLC	26,700	1,034
Costco Wholesale Corp.	7,720	919
PepsiCo, Inc.	11,000	912
British American Tobacco PLC	15,950	855
SABMiller PLC	14,000	719
Uni-Charm Corp.	11,500	655
Procter & Gamble Co.	7,800	635
Anheuser-Busch InBev NV (ADR)	5,000	532
		16,559
Health care 7.61%

Merck & Co., Inc.	72,120	3,610
Bristol-Myers Squibb Co.	63,610	3,381
Humana Inc.	12,780	1,319
Novartis AG	15,160	1,210
Bayer AG	7,200	1,010
Gilead Sciences, Inc.[1]	13,100	984
Novo Nordisk A/S, Class B	5,000	916
Pfizer Inc.	28,000	858
Baxter International Inc.	12,000	834
GlaxoSmithKline PLC	18,200	486
		14,608
Consumer discretionary 7.54%

Amazon.com, Inc.[1]	9,030	3,601
Home Depot, Inc.	21,030	1,732
SES SA, Class A (FDR)	50,700	1,641
Daimler AG	15,380	1,331
Comcast Corp., Class A	21,930	1,140
Tiffany & Co.	11,000	1,021
Industria de Diseño Textil, SA	5,770	951
General Motors Co.[1]	22,500	919
Carnival Corp., units	19,000	763
Hyundai Mobis Co., Ltd.	2,600	723
Nissan Motor Co., Ltd.	80,500	676
		14,498
Energy 4.68%

Royal Dutch Shell PLC, Class B	58,470	2,208
Chevron Corp.	16,930	2,115
Kinder Morgan, Inc.	46,300	1,667
Spectra Energy Corp	27,800	990
Occidental Petroleum Corp.	9,000	856
Enbridge Inc.	15,792	690
ConocoPhillips	6,500	459
		8,985
Common stocks
		Value
Materials 4.14%	Shares	(000)

Dow Chemical Co.	37,000	$ 1,643
OJSC ALROSA[2]	1,253,971	1,334
OJSC ALROSA	101,138	108
MeadWestvaco Corp.	34,000	1,256
E.I. du Pont de Nemours and Co.	12,000	780
Potash Corp. of Saskatchewan Inc.	21,000	692
Nucor Corp.	12,000	640
Rio Tinto PLC	11,000	621
L’Air Liquide SA, bonus shares[3]	3,871	547
Cliffs Natural Resources Inc.	13,000	341
		7,962
Telecommunication services 3.14%

Vodafone Group PLC	275,000	1,079
OJSC MegaFon (GDR)[2]	31,000	1,038
Deutsche Telekom AG	60,000	1,026
Orange	60,000	743
Verizon Communications Inc.	13,850	681
HKT Trust, units	600,000	593
Telstra Corp. Ltd.	96,500	452
Advanced Info Service PCL	70,000	425
		6,037
Utilities 1.14%

EDP — Energias de Portugal, SA	485,000	1,781
Power Assets Holdings Ltd.	46,500	370
GDF SUEZ	1,989	47
		2,198
Total common stocks (cost: $102,574,000)		127,886
Preferred securities 0.08%

Financials 0.08%

PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	151
Total preferred securities (cost: $150,000)		151
Convertible securities 0.52%
	Principal amount
Consumer staples 0.52%	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	1,015
Total convertible securities (cost: $1,198,000)		1,015
Bonds, notes & other debt instruments 29.53%

Bonds & notes of governments & government agencies outside the U.S. 14.42%

Japanese Government, Series 269, 1.30% 2015	¥ 12,500	120
Japanese Government, Series 275, 1.40% 2015	10,000	97
Japanese Government, Series 296, 1.50% 2018	135,000	1,358
Japanese Government, Series 310, 1.00% 2020	88,000	867
Japanese Government, Series 136, 1.60% 2032	5,000	49
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Japanese Government, Series 21, 2.30% 2035	¥25,000	$ 266
Japanese Government, Series 36, 2.00% 2042	20,000	202
United Mexican States Government, Series M10, 8.00% 2015	MXN 1,800	149
United Mexican States Government, Series M10, 7.75% 2017	9,900	833
United Mexican States Government 3.50% 2017[4]	1,519	126
United Mexican States Government 4.00% 2019[4]	1,519	129
United Mexican States Government, Series M, 6.50% 2021	10,500	829
United Mexican States Government, Series M20, 10.00% 2024	4,300	421
United Mexican States Government, Series M30, 10.00% 2036	2,500	244
United Mexican States Government 4.00% 2040[4]	2,531	199
Polish Government, Series 0414, 5.75% 2014	PLN 100	33
Polish Government, Series 1017, 5.25% 2017	1,500	528
Polish Government, Series 1020, 5.25% 2020	3,250	1,155
Polish Government 5.125% 2021	$100	109
Polish Government, Series 1021, 5.75% 2021	PLN1,770	645
Polish Government 5.00% 2022	$200	214
United Kingdom 2.75% 2015	£120	203
United Kingdom 1.75% 2017	70	118
United Kingdom 3.75% 2020	75	134
United Kingdom 3.75% 2021	150	268
United Kingdom 1.75% 2022	300	454
United Kingdom 2.25% 2023	310	480
United Kingdom 5.00% 2025	100	194
United Kingdom 4.50% 2034	60	113
United Kingdom 4.75% 2038	70	138
United Kingdom 4.25% 2040	50	92
United Kingdom 4.25% 2046	70	130
Spanish Government 3.80% 2017	€ 350	507
Spanish Government 5.40% 2023	1,185	1,792
German Government 4.25% 2014	150	211
German Government, Series 6, 4.00% 2016	150	225
German Government, Series 8, 4.25% 2018	430	682
German Government 3.00% 2020	300	457
German Government 2.25% 2021	60	87
German Government 3.25% 2042	120	181
Swedish Government, Series 1049, 4.50% 2015	SKr1,250	206
Swedish Government, Series 1051, 3.75% 2017	4,800	808
Swedish Government, Series 1047, 5.00% 2020	3,250	598
Swedish Government, Series 3104, 3.50% 2028[4]	890	185
South Korean Government 5.50% 2017	KRW 97,550	100
South Korean Government, Series 2106, 4.25% 2021	412,000	410
South Korean Government, Series 2206, 3.75% 2022	418,150	403
South Korean Government, Series 2303, 3.00% 2023	131,200	119
Irish Government 5.50% 2017	€100	157
Irish Government 4.50% 2020	100	151
Irish Government 5.00% 2020	100	155
Irish Government 3.90% 2023	210	300
Irish Government 5.40% 2025	100	157
Netherlands Government Eurobond 3.25% 2015	130	187
Netherlands Government 1.00% 2017	$100	100
Netherlands Government Eurobond 4.00% 2019	€150	236
Netherlands Government Eurobond 5.50% 2028	100	184
Israeli Government 4.00% 2022	$200	208
Israeli Government 3.15% 2023	400	383
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Italian Government 4.50% 2019	€250	$ 372
Italian Government 4.50% 2024	140	200
Russian Federation 6.20% 2018	RUB 6,900	205
Russian Federation 7.50% 2018	11,600	362
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR3,425	324
South Africa (Republic of), Series R-214, 6.50% 2041	2,400	169
Norwegian Government 4.25% 2017	NKr2,770	493
Australian Government, Series 122, 5.25% 2019	A$500	484
Colombia (Republic of), Series B, 5.00% 2018	COP335,000	167
Colombia (Republic of) Global 4.375% 2021	$200	207
Colombia (Republic of), Series B, 6.00% 2028	COP175,000	81
Brazil (Federal Republic of) 10.00% 2018	BRL1,135	444
Bermudan Government 5.603% 2020	$200	216
Bermudan Government 4.854% 2024[2]	200	200
Belgium (Kingdom of), Series 68, 2.25% 2023	€300	402
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	353
Kingdom of Denmark 4.00% 2019	DKr1,500	321
Canadian Government 4.25% 2018	C$300	311
Malaysian Government, Series 0313, 3.48% 2023	MYR960	279
State of Qatar 3.125% 2017[2]	$250	263
Singapore (Republic of) 4.00% 2018	S$110	98
Singapore (Republic of) 2.25% 2021	180	142
Lithuania (Republic of) 6.625% 2022	$200	234
Austrian Government 3.65% 2022	€150	232
Peru (Republic of) 7.84% 2020	PEN480	196
French Government O.A.T. Eurobond 3.25% 2045	€140	186
Morocco Government 4.25% 2022	$200	185
Bahrain Government 5.50% 2020	175	181
Thai Government 3.625% 2023	THB3,900	116
Canada Housing Trust 3.35% 2020	C$100	99
Chilean Government 5.50% 2020	CLP50,000	97
		27,705
Corporate bonds & notes 8.13%
Financials 2.50%

Goldman Sachs Group, Inc. 5.25% 2021	$100	110
Goldman Sachs Group, Inc. 5.75% 2022	70	79
Goldman Sachs Group, Inc. 3.625% 2023	210	203
Lloyds TSB Bank PLC 6.50% 2020	€210	335
Bank of America Corp. 3.30% 2023	$335	317
Citigroup Inc. 4.587% 2015	30	32
Citigroup Inc. 3.953% 2016	75	80
Citigroup Inc. 4.45% 2017	75	81
Citigroup Inc. 3.875% 2023	105	103
Westfield Group 7.125% 2018[2]	50	59
Westfield Group 6.75% 2019[2]	100	119
Westfield Group 4.625% 2021[2]	105	111
Developers Diversified Realty Corp. 7.50% 2017	230	268
Barclays Bank PLC 6.00% 2018	€50	78
Barclays Bank PLC 6.00% 2021	100	156
Korea Development Bank 3.875% 2017	$200	211
Wells Fargo & Co. 4.60% 2021	100	110
Wells Fargo & Co., Series I, 3.50% 2022	100	100
Simon Property Group, LP 3.375% 2022	200	195
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Standard Chartered PLC 3.20% 2016[2]	$103	$ 108
Standard Chartered Bank 5.875% 2017	€50	78
Corporate Office Properties Trust 3.60% 2023	$200	181
Morgan Stanley 1.75% 2016	150	152
JPMorgan Chase & Co. 3.25% 2022	28	27
JPMorgan Chase & Co. 3.20% 2023	127	120
AvalonBay Communities, Inc. 3.625% 2020	100	101
AvalonBay Communities, Inc. 2.85% 2023	20	18
VEB Finance Ltd. 6.902% 2020[2]	100	111
BNP Paribas 5.00% 2021	100	110
Kimco Realty Corp., Series C, 5.783% 2016	100	110
Prologis, Inc. 2.75% 2019	110	109
Boston Properties, Inc. 3.70% 2018	100	106
HSBC Holdings PLC 4.00% 2022	100	103
American International Group, Inc. 4.125% 2024	100	99
Bank of New York Mellon Corp. 3.95% 2025	100	99
PNC Financial Services Group, Inc. 2.854% 2022	100	93
American Campus Communities, Inc. 3.75% 2023	100	93
RSA Insurance Group PLC 8.50% (undated)[5]	£50	86
Royal Bank of Scotland Group PLC 5.50% 2020	€50	80
Berkshire Hathaway Inc. 3.00% 2022	$ 75	72
		4,803
Energy 1.22%

Statoil ASA 3.125% 2017	40	42
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	156
StatoilHydro ASA 2.45% 2023	100	91
Statoil ASA 3.70% 2024	50	50
Pemex Project Funding Master Trust 5.75% 2018	200	224
Petróleos Mexicanos 4.875% 2022	50	52
Petróleos Mexicanos 6.50% 2041	45	47
Transocean Inc. 5.05% 2016	100	111
Transocean Inc. 6.375% 2021	155	174
Reliance Holdings Ltd. 5.40% 2022[2]	250	253
Total Capital International 2.875% 2022	250	238
Petrobras International Finance Co. 5.375% 2021	170	169
Gazprom OJSC 5.875% 2015	€100	147
Chevron Corp. 2.355% 2022	$150	136
Kinder Morgan Energy Partners, LP 3.50% 2016	100	105
Williams Partners L.P. 4.50% 2023	100	99
Devon Energy Corp. 3.25% 2022	90	86
Spectra Energy Partners, LP 2.95% 2016	75	78
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	64
		2,347
Consumer discretionary 0.87%

Dollar General Corp. 1.875% 2018	25	24
Dollar General Corp. 3.25% 2023	325	299
Time Warner Inc. 4.75% 2021	200	213
Time Warner Inc. 4.05% 2023	100	100
NBCUniversal Enterprise, Inc. 1.974% 2019[2]	200	196
NBCUniversal Media, LLC 4.375% 2021	50	53
Ford Motor Credit Co. 2.375% 2018	200	202
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	$150	$ 148
President & Fellows of Harvard College 3.619% 2037	150	128
Thomson Reuters Corp. 1.30% 2017	45	45
Thomson Reuters Corp. 4.30% 2023	75	75
Viacom Inc. 4.25% 2023	100	100
McDonald’s Corp. 3.50% 2020	50	52
Comcast Corp. 2.85% 2023	50	46
		1,681
Industrials 0.83%

General Electric Capital Corp. 0.873% 2014[5]	65	65
General Electric Capital Corp. 2.30% 2017	165	170
General Electric Capital Corp. 1.625% 2018	400	396
General Electric Capital Corp. 3.15% 2022	50	48
General Electric Capital Corp. 3.10% 2023	100	95
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	112
Union Pacific Corp. 2.75% 2023	100	91
Union Pacific Corp. 2.95% 2023	200	185
United Technologies Corp. 3.10% 2022	215	210
Red de Carreteras de Occidente 9.00% 2028[6]	MXN2,000	139
Boeing Company 0.95% 2018	$ 45	43
Burlington Northern Santa Fe LLC 3.00% 2023	35	33
		1,587
Consumer staples 0.80%

Altria Group, Inc. 4.75% 2021	150	161
Altria Group, Inc. 4.25% 2042	150	128
Wal-Mart Stores, Inc. 2.80% 2016	150	157
Wal-Mart Stores, Inc. 2.55% 2023	75	69
Kraft Foods Inc. 3.50% 2022	200	195
Philip Morris International Inc. 1.875% 2019	100	98
Philip Morris International Inc. 2.90% 2021	100	95
Anheuser-Busch InBev NV 0.603% 2014[5]	175	175
Pernod Ricard SA 4.45% 2022[2]	150	152
Coca-Cola Co. 1.80% 2016	85	87
CVS Caremark Corp. 4.00% 2023	75	75
PepsiCo, Inc. 2.50% 2016	50	52
Reynolds American Inc. 3.25% 2022	50	46
ConAgra Foods, Inc. 1.90% 2018	25	25
Procter & Gamble Co. 1.45% 2016	20	20
		1,535
Telecommunication services 0.62%

Verizon Communications Inc. 2.45% 2022	125	111
Verizon Communications Inc. 5.15% 2023	630	677
Verizon Communications Inc. 6.55% 2043	60	70
Deutsche Telekom International Finance BV 2.25% 2017[2]	150	152
Deutsche Telekom International Finance BV 6.00% 2017	€75	118
Telecom Italia Capital SA 7.175% 2019	$ 50	56
		1,184
Health care 0.45%

Amgen Inc. 2.50% 2016	175	181
Amgen Inc. 5.375% 2043	190	195
AbbVie Inc. 2.90% 2022	160	150
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Humana Inc. 3.15% 2022	$ 100	$ 93
Novartis Capital Corp. 2.90% 2015	50	52
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Baxter International Inc. 3.20% 2023	70	67
Roche Holdings, Inc. 6.00% 2019[2]	46	54
Aetna Inc. 2.75% 2022	50	46
		866
Information technology 0.38%

International Business Machines Corp. 1.95% 2016	200	205
International Business Machines Corp. 1.25% 2018	100	98
Samsung Electronics America, Inc. 1.75% 2017[2]	200	199
Xerox Corp. 2.95% 2017	100	103
First Data Corp. 7.375% 2019[2]	75	80
Cisco Systems, Inc. 0.493% 2014[5]	50	50
		735
Utilities 0.29%

MidAmerican Energy Holdings Co. 2.00% 2018[2]	100	98
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	97
MidAmerican Energy Holdings Co. 3.75% 2023[2]	75	73
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	143
Enersis SA 7.375% 2014	50	50
National Grid PLC 6.30% 2016	40	45
E.ON International Finance BV 5.80% 2018[2]	25	29
PSEG Power LLC 2.75% 2016	15	16
		551
Materials 0.17%

E.I. du Pont de Nemours and Co. 0.666% 2014[5]	115	115
ArcelorMittal 5.75% 2020[5]	65	69
ArcelorMittal 6.75% 2022[5]	35	38
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
BHP Billiton Finance (USA) Ltd. 3.85% 2023	50	50
		324
Total corporate bonds & notes		15,613
U.S. Treasury bonds & notes 4.88%
U.S. Treasury 4.34%

U.S. Treasury 0.25% 2015	450	450
U.S. Treasury 1.75% 2015	545	558
U.S. Treasury 1.50% 2016	70	72
U.S. Treasury 2.00% 2016	70	72
U.S. Treasury 4.50% 2016	1,250	1,358
U.S. Treasury 1.00% 2017	1,320	1,323
U.S. Treasury 8.875% 2017	100	128
U.S. Treasury 0.625% 2018	200	193
U.S. Treasury 0.875% 2018	200	196
U.S. Treasury 1.375% 2018	600	595
U.S. Treasury 1.375% 2018	300	297
U.S. Treasury 3.75% 2018	180	197
U.S. Treasury 1.25% 2019	50	49
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 3.125% 2019	$625	$ 666
U.S. Treasury 1.375% 2020	150	142
U.S. Treasury 3.50% 2020	200	216
U.S. Treasury 2.00% 2021	108	103
U.S. Treasury 2.125% 2021	200	194
U.S. Treasury 1.625% 2022	200	180
U.S. Treasury 2.00% 2022	75	71
U.S. Treasury 1.75% 2023	100	90
U.S. Treasury 2.50% 2023	500	479
U.S. Treasury 6.50% 2026	50	67
U.S. Treasury 4.375% 2038	100	108
U.S. Treasury 3.125% 2042	350	301
U.S. Treasury 2.875% 2043	300	242
		8,347
U.S. Treasury inflation-protected securities[4] 0.54%

U.S. Treasury Inflation-Protected Security 1.875% 2015	300	317
U.S. Treasury Inflation-Protected Security 0.125% 2017	123	127
U.S. Treasury Inflation-Protected Security 0.375% 2023	452	435
U.S. Treasury Inflation-Protected Security 2.375% 2025	62	71
U.S. Treasury Inflation-Protected Security 0.75% 2042	103	83
		1,033
Total U.S. Treasury bonds & notes		9,380
Mortgage-backed obligations[6] 2.10%

Fannie Mae 3.00% 2027	495	506
Fannie Mae 2.50% 2028	641	636
Fannie Mae 2.00% 2029	75	72
Fannie Mae 3.00% 2029	100	102
Fannie Mae 3.50% 2029	140	146
Fannie Mae 4.00% 2029	30	32
Fannie Mae 4.50% 2041	114	122
Fannie Mae 5.00% 2041	108	118
Fannie Mae 5.00% 2041	41	45
Fannie Mae 3.50% 2042	176	175
Fannie Mae 3.00% 2043	297	283
Fannie Mae 4.00% 2043	405	418
Fannie Mae 4.00% 2043	335	346
Government National Mortgage Assn. 3.50% 2043	290	293
Government National Mortgage Assn. 4.50% 2043	220	235
Hilton USA Trust, Series 2013-HLF, Series A-F-X, 2.662% 2030[2]	230	228
Freddie Mac 5.00% 2041	185	200
Nordea Hypotek AB 4.00% 2014	SKr500	79
		4,036
Total bonds, notes & other debt instruments (cost: $57,705,000)		56,734
Short-term securities 3.02%

Federal Home Loan Bank 0.06% due 3/21/2014	$2,800	2,799
Abbott Laboratories 0.11% due 2/20/2014[2]	2,000	2,000
General Electric Capital Corp. 0.05% due 1/2/2014	1,000	1,000
Total short-term securities (cost: $5,799,000)		5,799
Total investment securities (cost: $167,426,000)		$191,585
Other assets less liabilities		552
Net assets		$192,137

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,005,000, which represented 3.65% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $547,000, which represented .28% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

BRL = Brazilian reais

C$ = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

THB = Thai baht

ZAR = South African rand

Bond FundSM

Investment portfolio

December 31, 2013

Bonds, notes & other debt instruments 90.69%
U.S. Treasury bonds & notes 30.77%	Principal amount	Value
U.S. Treasury 26.57%	(000)	(000)

U.S. Treasury 1.25% 2014[1]	$ 26,791	$ 26,830
U.S. Treasury 0.375% 2015	39,000	39,060
U.S. Treasury 0.25% 2016	13,775	13,692
U.S. Treasury 0.625% 2016	150,000	149,724
U.S. Treasury 0.625% 2016	25,000	25,005
U.S. Treasury 0.875% 2016	25,000	25,149
U.S. Treasury 1.00% 2016	117,165	118,181
U.S. Treasury 1.50% 2016	76,570	78,320
U.S. Treasury 1.50% 2016	56,775	58,088
U.S. Treasury 4.625% 2016	30,000	33,305
U.S. Treasury 5.125% 2016	12,125	13,439
U.S. Treasury 7.50% 2016	35,000	41,727
U.S. Treasury 0.75% 2017	15,000	14,842
U.S. Treasury 1.00% 2017	250,110	250,685
U.S. Treasury 4.50% 2017	6,000	6,697
U.S. Treasury 4.625% 2017	25,000	27,886
U.S. Treasury 8.75% 2017	75,000	94,297
U.S. Treasury 0.75% 2018	16,250	15,785
U.S. Treasury 1.00% 2018	12,500	12,224
U.S. Treasury 1.375% 2018	80,000	79,372
U.S. Treasury 1.00% 2019	30,000	28,298
U.S. Treasury 1.125% 2019	30,000	28,785
U.S. Treasury 1.25% 2019	47,500	45,993
U.S. Treasury 2.00% 2020	17,000	16,530
U.S. Treasury 8.75% 2020	40,000	56,106
U.S. Treasury 3.625% 2021	7,500	8,085
U.S. Treasury 1.625% 2022	257,451	232,048
U.S. Treasury 1.625% 2022	84,915	77,034
U.S. Treasury 1.75% 2023	75,766	68,173
U.S. Treasury 2.00% 2023	105,034	97,271
U.S. Treasury 2.50% 2023	255,200	244,632
U.S. Treasury 2.75% 2023	126,250	123,301
U.S. Treasury 7.625% 2025	20,000	28,531
U.S. Treasury 6.00% 2026	25,975	33,104
U.S. Treasury 6.50% 2026	20,275	27,032
U.S. Treasury 6.125% 2027	25,000	32,463
U.S. Treasury 3.75% 2041	25,190	24,466
U.S. Treasury 3.00% 2042	8,749	7,308
U.S. Treasury 2.875% 2043	13,825	11,161
U.S. Treasury 3.625% 2043	158,100	148,725
		2,463,354
U.S. Treasury inflation-protected securities[2] 4.20%

U.S. Treasury Inflation-Protected Security 0.50% 2015	40,610	41,529
U.S. Treasury Inflation-Protected Security 1.625% 2015	51,271	52,845
U.S. Treasury Inflation-Protected Security 1.875% 2015	41,313	43,572
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[2] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 2.375% 2017	$ 34,746	$ 38,254
U.S. Treasury Inflation-Protected Security 0.125% 2018	25,260	25,769
U.S. Treasury Inflation-Protected Security 0.125% 2022	6,348	6,079
U.S. Treasury Inflation-Protected Security 0.125% 2023	3,253	3,071
U.S. Treasury Inflation-Protected Security 0.375% 2023	57,107	55,040
U.S. Treasury Inflation-Protected Security 2.00% 2026	4,707	5,213
U.S. Treasury Inflation-Protected Security 0.75% 2042	12,404	9,969
U.S. Treasury Inflation-Protected Security 0.625% 2043	141,159	108,483
		389,824
Total U.S. Treasury bonds & notes		2,853,178
Corporate bonds & notes 30.75%
Financials 7.31%

Bank of America Corp. 3.75% 2016	3,415	3,632
Merrill Lynch & Co., Inc. 4.625% 2018	€7,240	10,830
Bank of America Corp. 5.65% 2018	$ 5,270	6,002
Bank of America Corp. 2.60% 2019	15,745	15,824
Bank of America Corp. 7.625% 2019	4,520	5,610
Bank of America Corp. 3.30% 2023	15,415	14,592
Bank of America Corp. 4.10% 2023	1,495	1,502
Morgan Stanley 3.80% 2016	5,000	5,292
Morgan Stanley 2.125% 2018	23,980	23,786
Morgan Stanley, Series F, 5.625% 2019	16,350	18,597
Goldman Sachs Group, Inc. 2.90% 2018	20,350	20,721
Goldman Sachs Group, Inc. 7.50% 2019	2,725	3,321
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,630
Goldman Sachs Group, Inc. 3.625% 2023	14,680	14,220
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,423
JPMorgan Chase & Co. 3.40% 2015	7,000	7,272
JPMorgan Chase & Co. 1.625% 2018	27,560	27,002
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[4]	365	329
HSBC Bank PLC 1.50% 2018[5]	16,535	16,155
HSBC USA Inc. 2.625% 2018	6,275	6,385
HSBC Holdings PLC 4.875% 2020	6,530	7,049
Prologis, Inc. 6.125% 2016	4,485	5,054
Prologis, Inc. 2.75% 2019	4,380	4,352
Prologis, Inc. 3.35% 2021	15,750	15,299
Prologis, Inc. 4.25% 2023	4,660	4,605
Westfield Group 7.125% 2018[5]	9,765	11,600
Westfield Group 6.75% 2019[5]	2,295	2,731
Westfield Group 4.625% 2021[5]	4,170	4,402
Westfield Group 3.375% 2022[5]	7,160	6,781
Developers Diversified Realty Corp. 5.50% 2015	1,105	1,168
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,339
Developers Diversified Realty Corp. 7.50% 2017	3,510	4,093
Developers Diversified Realty Corp. 4.75% 2018	775	836
Developers Diversified Realty Corp. 7.875% 2020	3,155	3,899
Developers Diversified Realty Corp. 3.375% 2023	1,200	1,093
Hospitality Properties Trust 7.875% 2014	1,700	1,714
Hospitality Properties Trust 5.125% 2015	765	783
Hospitality Properties Trust 6.30% 2016	300	324
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Hospitality Properties Trust 5.625% 2017	$3,835	$ 4,168
Hospitality Properties Trust 6.70% 2018	7,920	8,889
Hospitality Properties Trust 5.00% 2022	3,145	3,197
Hospitality Properties Trust 4.50% 2023	3,705	3,580
HBOS PLC 6.75% 2018[5]	8,315	9,443
HBOS PLC 4.375% 2019[4]	€965	1,335
HBOS PLC 6.00% 2033[5]	$ 5,677	5,593
American International Group, Inc. 3.80% 2017	9,300	9,936
American International Group, Inc. 3.375% 2020	1,155	1,162
American International Group, Inc. 4.125% 2024	4,835	4,809
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,845
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,170
Kimco Realty Corp. 5.70% 2017	4,250	4,750
Kimco Realty Corp. 6.875% 2019	3,975	4,742
Goodman Funding Pty Ltd. 6.00% 2022[5]	13,300	14,393
Regions Financial Corp. 7.75% 2014	1,572	1,659
Regions Financial Corp. 5.20% 2015	205	215
Regions Financial Corp. 5.75% 2015	590	629
Regions Financial Corp. 2.00% 2018	11,475	11,118
Citigroup Inc. 4.75% 2015	6,016	6,332
Citigroup Inc. 1.30% 2016	1,250	1,254
Citigroup Inc. 8.50% 2019	4,219	5,410
Citigroup Inc. 3.875% 2023	200	197
Simon Property Group, LP 4.20% 2015	2,430	2,502
Simon Property Group, LP 5.875% 2017	2,500	2,805
Simon Property Group, LP 10.35% 2019	5,655	7,656
Rabobank Nederland/FI 4.625% 2023	12,730	12,824
American Express Co. 6.15% 2017	2,500	2,886
American Express Co. 1.55% 2018	8,500	8,304
American Express Co. 2.65% 2022	1,520	1,411
CNA Financial Corp. 6.50% 2016	3,750	4,220
CNA Financial Corp. 7.35% 2019	1,800	2,186
CNA Financial Corp. 5.875% 2020	1,900	2,168
CNA Financial Corp. 7.25% 2023	3,000	3,598
PNC Financial Services Group, Inc. 2.854% 2022	12,100	11,241
Barclays Bank PLC 6.00% 2021	€6,775	10,557
CIT Group Inc., Series C, 4.75% 2015[5]	$5,550	5,765
CIT Group Inc. 5.00% 2017	1,000	1,072
CIT Group Inc., Series C, 5.50% 2019[5]	2,750	2,963
UniCredito Italiano SpA 6.00% 2017[5]	8,942	9,555
AvalonBay Communities, Inc. 3.625% 2020	5,885	5,951
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,037
Korea Development Bank 8.00% 2014	8,750	8,781
International Lease Finance Corp. 4.875% 2015	3,385	3,516
International Lease Finance Corp. 2.193% 2016[4]	5,000	5,050
Standard Chartered PLC 3.85% 2015[5]	7,600	7,906
American Tower Corp. 3.40% 2019	7,525	7,666
UnumProvident Finance Co. PLC 6.85% 2015[5]	1,500	1,642
Unum Group 7.125% 2016	3,400	3,853
Unum Group 5.625% 2020	1,100	1,206
UDR, Inc., Series A, 5.25% 2015	5,400	5,626
UDR, Inc. 3.70% 2020	500	503
ERP Operating LP 5.25% 2014	3,000	3,096
ERP Operating LP 7.125% 2017	380	445
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

ERP Operating LP 3.00% 2023	$2,735	$2,498
CME Group Inc. 5.30% 2043	5,730	5,998
QBE Insurance Group Ltd. 2.40% 2018[5]	6,110	5,873
Brandywine Operating Partnership, LP 4.95% 2018	5,295	5,697
Host Hotels & Resorts LP 5.875% 2019	1,025	1,113
Host Hotels & Resorts LP 6.00% 2021	3,730	4,062
Host Hotels & Resorts LP 3.75% 2023	250	232
Royal Bank of Canada 1.50% 2018	5,370	5,268
Realogy Corp., Letter of Credit, 4.25% 2016[3,4,7]	284	284
Realogy Corp. 7.875% 2019[5]	3,650	4,024
Realogy Corp., Term Loan B, 4.50% 2020[3,4,7]	853	863
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,305
Intercontinentalexchange, Inc. 4.00% 2023	3,465	3,487
Liberty Mutual Group Inc. 6.70% 2016[5]	3,750	4,241
Liberty Mutual Group Inc. 4.25% 2023[5]	470	454
ACE INA Holdings Inc. 5.875% 2014	1,080	1,107
ACE INA Holdings Inc. 2.60% 2015	2,580	2,670
ACE INA Holdings Inc. 2.70% 2023	895	820
iStar Financial Inc., Term Loan B, 4.50% 2017[3,4,7]	2,828	2,849
iStar Financial Inc., 4.875% 2018	1,650	1,652
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,740	4,418
New York Life Global Funding 2.10% 2019[5]	3,600	3,562
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4,5]	2,505	2,887
MetLife Capital Trust X, junior subordinated 9.25% 2068[4,5]	300	387
AXA SA 8.60% 2030	2,625	3,239
Discover Financial Services 2.00% 2018	1,730	1,700
Discover Financial Services 3.85% 2022	470	446
Discover Financial Services 4.20% 2023	1,100	1,085
Prudential Financial, Inc. 2.30% 2018	2,175	2,163
Prudential Financial, Inc. 4.50% 2021	1,000	1,065
Bank of New York Mellon Corp. 2.10% 2019	1,700	1,686
Bank of New York Mellon Corp. 3.95% 2025	1,500	1,486
Berkshire Hathaway Inc. 2.90% 2020	1,100	1,092
Berkshire Hathaway Inc. 4.40% 2042	1,735	1,587
Berkshire Hathaway Finance Corp. 4.30% 2043	350	315
Northern Trust Corp. 4.625% 2014	2,825	2,866
DCT Industrial Trust Inc. 4.50% 2023[5]	2,900	2,819
American Campus Communities, Inc. 3.75% 2023	3,000	2,785
Ryman Hospitality Properties, Inc. 5.00% 2021	2,800	2,779
Assicurazioni Generali SpA 10.125% 2042	€1,500	2,666
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4,5,6]	$2,450	2,634
BNP Paribas 2.40% 2018	2,600	2,607
UBS AG 5.75% 2018	2,240	2,573
RSA Insurance Group PLC 9.375% 2039[4]	£1,275	2,502
Leucadia National Corp. 5.50% 2023	$2,040	2,039
Monumental Global Funding III 5.25% 2014[5]	2,000	2,003
BPCE SA group 2.50% 2018	1,900	1,891
Genworth Holdings, Inc. 4.90% 2023	1,420	1,420
Genworth Holdings, Inc. 4.80% 2024	250	247
Crescent Resources 10.25% 2017[5]	1,350	1,475
US Bancorp.1.95% 2018	1,150	1,145
BBVA Bancomer SA 6.50% 2021[5]	1,075	1,140
HSBK (Europe) BV 7.25% 2021[5]	935	992
Allstate Corp. 3.15% 2023	685	650
Allstate Corp. 4.50% 2043	315	298
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

FelCor Lodging Trust Inc. 5.625% 2023	$ 825	$ 806
Essex Portfolio L.P. 3.25% 2023	685	620
Corporate Office Properties LP 5.25% 2024	575	584
Piedmont Operating Partnership LP 3.40% 2023	365	324
Santander Issuances, SA Unipersonal 6.50% 2019[4,5]	200	205
		677,749
Energy 3.95%

Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,246
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,593
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,072
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,083
StatoilHydro ASA 2.90% 2014	3,110	3,173
Statoil ASA 3.125% 2017	5,000	5,251
Statoil ASA 0.531% 2018[4]	5,275	5,281
Statoil ASA 1.95% 2018	6,640	6,587
Statoil ASA 3.70% 2024	9,050	8,988
Gaz Capital SA, Series 7, 6.212% 2016	2,360	2,608
Gazprom OJSC, Series 9, 6.51% 2022	23,275	25,108
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	9,096
Kinder Morgan Energy Partners, LP 3.50% 2023	6,085	5,589
Kinder Morgan Energy Partners, LP 4.15% 2024	6,375	6,170
Kinder Morgan Energy Partners, LP 6.50% 2037	900	986
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,022
Kinder Morgan Energy Partners, LP 5.00% 2043	525	485
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,835
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[4]	11,145	11,453
Devon Energy Corp. 1.20% 2016	400	400
Devon Energy Corp. 2.25% 2018	8,370	8,287
Devon Energy Corp. 3.25% 2022	12,650	12,066
Devon Energy Corp. 4.75% 2042	735	682
BP Capital Markets PLC 0.658% 2016[4]	14,560	14,632
Anadarko Petroleum Corp. 6.375% 2017	10,850	12,462
Anadarko Petroleum Corp. 8.70% 2019	1,260	1,596
Transocean Inc. 2.50% 2017	2,090	2,113
Transocean Inc. 6.375% 2021	8,170	9,183
Transocean Inc. 3.80% 2022	1,365	1,294
Transocean Inc. 7.35% 2041	365	440
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,049
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,601
Williams Partners L.P. 3.35% 2022	1,540	1,430
Williams Partners L.P. 4.50% 2023	500	497
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	2,160	2,225
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	9,048	9,284
Spectra Energy Partners, LP 2.95% 2018	1,615	1,638
Spectra Energy Partners, LP 4.75% 2024	9,525	9,713
Shell International Finance BV 4.00% 2014	4,860	4,899
Shell International Finance BV 3.10% 2015	5,000	5,191
Shell International Finance BV 3.40% 2023	800	780
Chevron Corp. 2.355% 2022	5,000	4,550
Chevron Corp. 3.191% 2023	6,150	5,906
Enterprise Products Operating LLC 5.20% 2020	1,260	1,402
Enterprise Products Operating LLC 4.05% 2022	5,000	5,069
Enterprise Products Operating LLC 3.35% 2023	1,475	1,402
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Enterprise Products Operating LLC 4.85% 2044	$ 900	$ 847
Enbridge Inc. 4.00% 2023	7,630	7,496
Petrobras International Finance Co. 5.75% 2020	1,520	1,570
Petrobras International Finance Co. 5.375% 2021	3,180	3,168
Petrobras Global Finance Co. 4.375% 2023	600	540
Petrobras International Finance Co. 6.875% 2040	2,240	2,135
Woodside Finance Ltd. 4.60% 2021[5]	6,535	6,845
NGPL PipeCo LLC 7.119% 2017[5]	2,025	1,843
NGPL PipeCo LLC 9.625% 2019[5]	4,850	4,765
Peabody Energy Corp. 6.00% 2018	3,300	3,531
Peabody Energy Corp. 6.25% 2021	2,200	2,233
CONSOL Energy Inc. 8.25% 2020	4,900	5,329
Husky Energy Inc. 7.25% 2019	3,390	4,093
Diamond Offshore Drilling, Inc. 4.875% 2043	4,125	4,049
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	3,000	2,947
Sabine Pass Liquefaction, LLC 5.625% 2023%[5]	1,000	940
Total Capital International 2.70% 2023	1,895	1,749
Total Capital Canada Ltd. 2.75% 2023	2,140	1,978
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,381
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,199
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,195
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	2,725	2,834
Samson Investment Co., Term Loan B, 5.00% 2018[3,4,7]	150	151
Samson Investment Co. 10.50% 2020[5]	2,375	2,601
Alpha Natural Resources, Inc. 9.75% 2018	1,000	1,065
Alpha Natural Resources, Inc. 6.00% 2019	503	436
Alpha Natural Resources, Inc. 6.25% 2021	1,425	1,225
Cenovus Energy Inc. 3.80% 2023	1,800	1,755
Cenovus Energy Inc. 5.20% 2043	950	942
Arch Coal, Inc. 7.00% 2019	1,875	1,500
Arch Coal, Inc. 7.25% 2021	1,525	1,174
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,633
PDC Energy Inc. 7.75% 2022	2,275	2,468
Ras Laffan Liquefied Natural Gas III 5.832% 2016[3]	1,034	1,101
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3]	778	838
Western Gas Partners LP 4.00% 2022	1,700	1,623
Denbury Resources Inc. 4.625% 2023	1,500	1,361
Oasis Petroleum Inc. 6.875% 2022[5]	1,125	1,198
Apache Corp. 4.25% 2044	1,000	899
Harvest Operations Corp. 2.125% 2018[5]	840	820
Halliburton Co. 3.50% 2023	600	582
Petróleos Mexicanos 4.875% 2024	420	421
		365,877
Consumer discretionary 3.45%

Dollar General Corp. 4.125% 2017	3,333	3,540
Dollar General Corp. 1.875% 2018	6,667	6,453
Dollar General Corp. 3.25% 2023	25,461	23,429
DaimlerChrysler North America Holding Corp. 1.25% 2016[5]	7,000	7,008
DaimlerChrysler North America Holding Corp. 1.45% 2016[5]	2,940	2,959
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	8,000	8,278
DaimlerChrysler North America Holding Corp. 1.102% 2018[4,5]	7,500	7,549
DaimlerChrysler North America Holding Corp. 2.375% 2018[5]	1,100	1,098
Staples, Inc. 9.75% 2014	23,559	23,633
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

NBCUniversal Enterprise, Inc. 0.929% 2018[4,5]	$ 2,550	$ 2,562
NBCUniversal Media, LLC 5.15% 2020	10,000	11,180
NBCUniversal Media, LLC 2.875% 2023	2,500	2,315
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	2,375	2,363
Time Warner Inc. 4.05% 2023	9,780	9,755
AOL Time Warner Inc. 7.625% 2031	1,750	2,215
Time Warner Inc. 6.20% 2040	5,450	6,005
Time Warner Inc. 5.35% 2043	100	101
Viacom Inc. 2.50% 2018	1,100	1,110
Viacom Inc. 4.25% 2023	6,975	6,963
Viacom Inc. 5.85% 2043	5,450	5,730
Comcast Corp. 5.85% 2015	4,525	4,953
Comcast Corp. 6.30% 2017	1,880	2,191
Comcast Corp. 5.15% 2020	2,500	2,790
Comcast Corp. 6.95% 2037	630	775
Comcast Corp. 4.65% 2042	675	628
Comcast Corp. 4.50% 2043	1,400	1,265
News America Inc. 4.50% 2021	7,930	8,502
News America Inc. 3.00% 2022	1,345	1,265
News America Inc. 4.00% 2023[5]	1,100	1,088
News America Inc. 6.15% 2037	1,000	1,099
Cox Communications, Inc. 5.45% 2014	480	502
Cox Communications, Inc. 2.95% 2023[5]	11,150	9,747
MGM Resorts International 5.875% 2014	3,200	3,220
MGM Resorts International 6.875% 2016	1,000	1,105
MGM Resorts International 7.50% 2016	1,875	2,109
MGM Resorts International 6.75% 2020	875	938
MGM Resorts International 7.75% 2022	2,000	2,245
RCI Banque 3.50% 2018[5]	9,180	9,392
Time Warner Cable Inc. 7.50% 2014	1,185	1,205
Time Warner Cable Inc. 8.25% 2014	7,925	7,993
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	7,354	8,106
Home Depot, Inc. 4.40% 2021	7,500	8,102
Ford Motor Credit Co. 2.375% 2018	7,000	7,073
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[3,4,7]	5,000	5,070
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	825	866
Neiman Marcus Group LTD Inc. 8.75% 2021[4,5,9]	675	710
Citycenter, Term Loan B, 5.00% 2020[3,4,7]	6,000	6,099
Walt Disney Co. 5.50% 2019	5,000	5,695
Limited Brands, Inc. 7.00% 2020	1,192	1,344
Limited Brands, Inc. 6.625% 2021	3,724	4,106
PETCO Animal Supplies, Inc. 9.25% 2018[5]	5,000	5,388
Michaels Stores, Inc. 7.75% 2018	3,400	3,706
Michaels Stores, Inc. 5.875% 2020[5]	1,500	1,511
Volkswagen International Finance NV 4.00% 2020[5]	4,200	4,411
Boyd Gaming Corp. 9.125% 2018	3,600	3,933
Hilton Worldwide, Term Loan B, 4.00% 2020[3,4,7]	2,388	2,410
Hilton Hotels Corp. 5.625% 2021[5]	1,350	1,403
Needle Merger Sub Corp. 8.125% 2019[5]	3,500	3,679
Target Corp. 6.00% 2018	3,000	3,466
Cinemark USA, Inc. 5.125% 2022	3,250	3,161
Cinemark USA, Inc. 4.875% 2023	200	189
Mohegan Tribal Gaming Authority 11.00% 2018[4,5,9]	3,300	3,319
J.C. Penney Co., Inc. 5.75% 2018	3,859	3,203
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$1,850	$ 2,010
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,038
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	2,725	2,807
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,4,7]	2,362	2,379
Univision Communications Inc. 5.125% 2023[5]	115	115
Six Flags Entertainment Corp. 5.25% 2021[5]	2,500	2,450
General Motors Financial Co. 3.25% 2018[5]	1,700	1,704
General Motors Financial Co. 6.75% 2018	300	344
Thomson Reuters Corp. 1.30% 2017	435	433
Thomson Reuters Corp. 4.30% 2023	1,230	1,236
Thomson Reuters Corp. 5.65% 2043	285	290
DISH DBS Corp. 4.625% 2017	1,050	1,103
DISH DBS Corp. 7.875% 2019	700	803
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,4,7]	1,805	1,821
Stackpole Intl. 7.75% 2021[5]	1,725	1,803
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	828
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,4,7]	1,125	953
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[3,4,7]	673	683
Playa Resorts Holding BV 8.00% 2020[5]	950	1,013
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,669
Starbucks Corp. 2.00% 2018	1,635	1,622
Gannett Co., Inc. 5.125% 2019[5]	1,130	1,178
Gannett Co., Inc. 6.375% 2023[5]	340	353
Schaeffler Holding Finance BV 6.875% 2018[4,9]	€1,000	1,477
Laureate Education, Inc. 9.25% 2019[5]	$1,275	1,393
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,332
Seminole Tribe of Florida 7.804% 2020[3,5]	850	939
Carnival Corp. 3.95% 2020	800	801
Weather Company, Term Loan, 7.00% 2020[3,4,7]	500	515
Grupo Televisa, SAB 7.25% 2043	MXN6,080	379
		319,679
Consumer staples 3.26%

Altria Group, Inc. 2.85% 2022	$ 6,250	5,756
Altria Group, Inc. 2.95% 2023	945	859
Altria Group, Inc. 4.00% 2024	2,850	2,787
Altria Group, Inc. 9.95% 2038	3,200	4,882
Altria Group, Inc. 10.20% 2039	3,100	4,838
Altria Group, Inc. 4.50% 2043	3,735	3,301
Altria Group, Inc. 5.375% 2044	16,600	16,673
ConAgra Foods, Inc. 1.30% 2016	8,350	8,368
ConAgra Foods, Inc. 1.90% 2018	8,025	7,882
ConAgra Foods, Inc. 3.20% 2023	17,340	16,104
ConAgra Foods, Inc. 4.65% 2043	1,900	1,746
Philip Morris International Inc. 1.875% 2019	18,690	18,277
Philip Morris International Inc. 3.60% 2023	4,465	4,323
Philip Morris International Inc. 4.125% 2043	200	175
Philip Morris International Inc. 4.875% 2043	250	248
Coca-Cola Co. 1.50% 2015	8,110	8,267
Coca-Cola Co. 1.65% 2018	1,500	1,481
Coca-Cola Co. 2.45% 2020	2,800	2,721
Coca-Cola Co. 3.15% 2020	6,285	6,378
Coca-Cola Co. 3.20% 2023	3,950	3,801
Reynolds American Inc. 3.25% 2022	4,500	4,149
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Reynolds American Inc. 4.85% 2023	$ 6,850	$ 7,074
Reynolds American Inc. 6.15% 2043	10,475	11,314
Pernod Ricard SA 2.95% 2017[5]	1,100	1,136
Pernod Ricard SA 4.45% 2022[5]	20,720	20,966
British American Tobacco International Finance PLC 2.125% 2017[5]	3,025	3,060
British American Tobacco International Finance PLC 9.50% 2018[5]	14,137	18,627
Kroger Co. 7.50% 2014	5,650	5,663
Kroger Co. 3.90% 2015	7,500	7,898
Kroger Co. 5.15% 2043	2,950	2,878
Kraft Foods Inc. 1.625% 2015	3,880	3,931
Kraft Foods Inc. 2.25% 2017	3,485	3,530
Kraft Foods Inc. 3.50% 2022	6,650	6,483
Kraft Foods Inc. 5.00% 2042	470	463
Anheuser-Busch InBev NV 3.625% 2015	2,525	2,627
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,379
WM. Wrigley Jr. Co 2.40% 2018[5]	500	497
WM. Wrigley Jr. Co. 2.90% 2019[5]	500	496
WM. Wrigley Jr. Co 3.375% 2020[5]	11,980	11,846
SABMiller Holdings Inc. 2.45% 2017[5]	7,410	7,591
SABMiller Holdings Inc. 2.20% 2018[5]	785	784
SABMiller Holdings Inc. 3.75% 2022[5]	3,800	3,815
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,550
Wal-Mart Stores, Inc. 2.55% 2023	2,850	2,605
Wal-Mart Stores, Inc. 4.75% 2043	590	592
Tesco PLC 5.50% 2017[5]	10,035	11,129
Imperial Tobacco Finance PLC 2.05% 2018[5]	4,252	4,207
Imperial Tobacco Finance PLC 3.50% 2023[5]	3,510	3,275
CVS Caremark Corp. 1.20% 2016	500	501
CVS Caremark Corp. 2.25% 2018	500	500
CVS Caremark Corp. 4.00% 2023	1,840	1,837
CVS Caremark Corp. 5.30% 2043	3,590	3,714
PepsiCo, Inc. 2.50% 2016	5,000	5,190
BFF International Ltd. 7.25% 2020[5]	1,400	1,554
Ingles Markets, Inc. 5.75% 2023	1,575	1,551
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,432
Smithfield Foods, Inc. 5.25% 2018[5]	1,000	1,050
Constellation Brands, Inc. 4.25% 2023	1,000	935
		302,696
Health care 2.97%

Express Scripts Inc. 2.75% 2014	8,750	8,920
Express Scripts Inc. 3.125% 2016	19,500	20,363
Express Scripts Inc. 3.50% 2016	3,000	3,174
Express Scripts Inc. 2.65% 2017	6,550	6,754
Express Scripts Inc. 3.90% 2022	4,990	4,996
AbbVie Inc. 1.75% 2017	9,750	9,738
AbbVie Inc. 2.90% 2022	21,220	19,840
Roche Holdings, Inc. 6.00% 2019[5]	19,115	22,399
Roche Holdings, Inc. 7.00% 2039[5]	1,250	1,648
Gilead Sciences, Inc. 2.40% 2014	4,780	4,860
Gilead Sciences, Inc. 4.40% 2021	10,755	11,489
Gilead Sciences, Inc. 5.65% 2041	5,000	5,567
Schering-Plough Corp. 5.375% 2014	€3,955	5,637
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Merck & Co., Inc. 2.80% 2023	$14,160	$ 13,114
UnitedHealth Group Inc. 1.40% 2017	3,020	2,983
UnitedHealth Group Inc. 1.625% 2019	680	655
UnitedHealth Group Inc. 2.75% 2023	2,420	2,217
UnitedHealth Group Inc. 2.875% 2023	10,540	9,811
Baxter International Inc. 1.85% 2018	2,565	2,534
Baxter International Inc. 3.20% 2023	7,170	6,852
Cardinal Health, Inc. 4.00% 2015	2,715	2,842
Cardinal Health, Inc. 5.80% 2016	1,235	1,381
Cardinal Health, Inc. 1.90% 2017	2,370	2,376
Cardinal Health, Inc. 1.70% 2018	2,400	2,350
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	1,900	1,807
Teve Pharmaceutical Finance Company BV, 2.95% 2022	6,950	6,295
Sanofi 0.557% 2014[4]	7,500	7,512
WellPoint, Inc. 2.30% 2018	7,440	7,385
VPI Escrow Corp. 6.75% 2018[5]	3,000	3,311
VPI Escrow Corp. 6.375% 2020[5]	2,435	2,578
VPI Escrow Corp. 5.625% 2021[5]	310	312
Pfizer Inc. 6.20% 2019	5,000	5,931
inVentiv Health Inc. 11.00% 2018[5]	5,650	5,014
Johnson & Johnson 0.331% 2014[4]	5,000	5,001
HCA Inc. 6.375% 2015	1,000	1,053
HCA Inc., Term Loan B5, 2.997% 2017[3,4,7]	1,905	1,909
HCA Inc. 6.50% 2020	1,550	1,707
Boston Scientific Corp. 6.00% 2020	3,675	4,220
Symbion Inc. 8.00% 2016	3,825	4,074
Aetna Inc. 1.50% 2017	4,120	4,061
Centene Corp. 5.75% 2017	3,600	3,843
DJO Finance LLC 7.75% 2018	175	179
DJO Finance LLC 8.75% 2018	1,215	1,340
DJO Finance LLC 9.875% 2018	2,070	2,236
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[3,4,7]	374	377
Kinetic Concepts, Inc. 10.50% 2018	630	728
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,605
Select Medical Holdings Corp. 6.375% 2021	3,455	3,395
McKesson Corp. 3.25% 2016	3,051	3,181
VWR Funding, Inc. 7.25% 2017	2,500	2,694
Forest Laboratories, Inc. 5.00% 2021[5]	2,400	2,415
Humana Inc. 4.625% 2042	2,675	2,412
Grifols Inc. 8.25% 2018	2,194	2,342
Thermo Fisher Scientific Inc. 1.30% 2017	860	857
Thermo Fisher Scientific Inc. 2.40% 2019	320	317
Thermo Fisher Scientific Inc. 4.15% 2024	1,150	1,140
Amgen Inc. 2.50% 2016	1,060	1,098
Amgen Inc. 5.375% 2043	1,155	1,186
GlaxoSmithKline Capital Inc. 2.80% 2023	2,210	2,048
Tenet Healthcare Corp. 6.00% 2020[5]	1,340	1,401
Tenet Healthcare Corp. 4.50% 2021	625	595
Patheon Inc., Term Loan B1, 7.25% 2018[3,4,7]	1,322	1,336
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	462
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	685	690
HealthSouth Corp. 5.75% 2024	1,040	1,032
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,4,7]	1,000	1,015
		275,594
Bonds, notes & other debt instruments
Corporate bonds & notes	Principal amount	Value
Utilities 2.81%	(000)	(000)

MidAmerican Energy Holdings Co., Series D, 5.00% 2014	$ 2,200	$ 2,211
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,840
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,696
NV Energy, Inc 6.25% 2020	13,300	15,470
MidAmerican Energy Holdings Co. 3.75% 2023[5]	13,750	13,415
MidAmerican Energy Holdings Co. 5.15% 2043[5]	750	756
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	12,740
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	7,100	8,380
CMS Energy Corp. 8.75% 2019	3,475	4,398
CMS Energy Corp. 6.25% 2020	1,315	1,521
CMS Energy Corp. 5.05% 2022	13,535	14,616
CMS Energy Corp. 4.70% 2043	350	327
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	18,605
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	3,315	3,209
FirstEnergy Corp., Series A, 2.75% 2018	6,690	6,577
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,460
FirstEnergy Corp., Series B, 4.25% 2023	1,470	1,371
PG&E Corp. 5.75% 2014	2,000	2,025
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,735
Pacific Gas and Electric Co. 3.25% 2023	6,815	6,467
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,189
Public Service Co. of Colorado 5.80% 2018	7,860	9,103
Public Service Co. of Colorado 3.20% 2020	5,000	5,027
Xcel Energy Inc. 4.70% 2020	1,800	1,976
CenterPoint Energy Resources Corp. 4.50% 2021	10,330	11,021
Teco Finance, Inc. 4.00% 2016	15	16
Teco Finance, Inc. 6.572% 2017	831	961
Teco Finance, Inc. 5.15% 2020	2,060	2,260
Tampa Electric Co. 2.60% 2022	5,250	4,842
Tampa Electric Co. 4.10% 2042	3,240	2,916
Progress Energy, Inc. 7.05% 2019	3,180	3,814
Duke Energy Corp. 3.95% 2023	4,470	4,473
Progress Energy, Inc. 7.75% 2031	1,920	2,473
Virginia Electric and Power Co. 1.20% 2018	5,400	5,245
Virginia Electric and Power Co. 2.95% 2022	3,090	2,986
PSEG Power LLC 2.75% 2016	3,400	3,523
PSEG Power LLC 2.45% 2018	500	494
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,781
American Electric Power Co. 1.65% 2017	4,170	4,088
American Electric Power Co. 2.95% 2022	2,700	2,498
Veolia Environnement 6.00% 2018	4,690	5,325
Veolia Environnement 6.125% 2033	€700	1,186
Niagara Mohawk Power 3.553% 2014[5]	$2,625	2,682
National Grid PLC 6.30% 2016	2,945	3,314
Boston Gas Co. 4.487% 2042[5]	470	444
E.ON International Finance BV 5.80% 2018[5]	5,000	5,727
CEZ, a s 4.25% 2022[5]	5,285	5,306
Iberdrola Finance Ireland 3.80% 2014[5]	1,615	1,648
Iberdrola Finance Ireland 5.00% 2019[5]	2,575	2,772
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	4,160	3,671
AES Corp. 8.00% 2020	2,000	2,350
AES Corp. 7.375% 2021	975	1,104
TXU, Term Loan, 3.739% 2017[3,4,7]	3,749	2,590
Midwest Generation, LLC, Series B, 8.56% 2016[3,6]	1,307	1,503
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

Eskom Holdings SOC Ltd. 6.75% 2023[5]	$ 1,400	$ 1,443
Electricité de France SA 6.50% 2019[5]	119	141
Electricité de France SA 4.60% 2020[5]	1,191	1,289
NRG Energy, Inc. 6.625% 2023	1,100	1,114
Enel Società per Azioni 8.75% 2073[4,5]	1,000	1,090
Comision Federal de Electricidad 4.875% 2024[5]	600	597
		260,801
Industrials 2.68%

Burlington Northern Santa Fe LLC 7.00% 2014	6,480	6,512
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,171
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,717
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,211
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,213
Burlington Northern Santa Fe LLC 3.05% 2022	2,700	2,532
Burlington Northern Santa Fe LLC 3.00% 2023	2,610	2,431
Burlington Northern Santa Fe LLC 3.85% 2023	2,140	2,106
Burlington Northern Santa Fe LLC 4.45% 2043	2,710	2,458
BNSF Funding Trust I 6.613% 2055[4]	1,680	1,846
Volvo Treasury AB 5.95% 2015[5]	34,000	35,991
General Electric Capital Corp. 1.50% 2016	5,212	5,270
General Electric Capital Corp. 2.30% 2017	5,000	5,142
General Electric Co. 2.70% 2022	6,450	6,039
General Electric Capital Corp. 3.10% 2023	12,460	11,826
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[4]	2,000	2,074
Norfolk Southern Corp. 5.75% 2016	5,270	5,760
Norfolk Southern Corp. 3.00% 2022	10,250	9,687
Norfolk Southern Corp. 4.837% 2041	4,030	3,848
Union Pacific Corp. 5.125% 2014	2,300	2,312
Union Pacific Corp. 4.00% 2021	7,500	7,828
Union Pacific Corp. 4.163% 2022	2,314	2,381
Waste Management, Inc. 4.60% 2021	3,345	3,565
Waste Management, Inc. 2.90% 2022	9,515	8,818
United Technologies Corp. 1.80% 2017	2,340	2,377
United Technologies Corp. 3.10% 2022	1,100	1,076
United Technologies Corp. 4.50% 2042	8,905	8,650
Canadian National Railway Co. 4.95% 2014	1,430	1,432
Canadian National Railway Co. 5.55% 2018	5,000	5,680
Canadian National Railway Co. 2.85% 2021	5,000	4,809
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,6,10]	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	57	61
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	136	144
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	924	985
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	2,098	2,252
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	598	654
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	504	524
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	474	520
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,227	2,527
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	1,026	1,175
European Aeronautic Defence and Space Company 2.70% 2023[5]	8,250	7,518
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[3,4,7]	6,055	5,631
Republic Services, Inc. 5.00% 2020	5,000	5,484
CSX Corp. 6.25% 2015	5,000	5,346
DAE Aviation Holdings, Inc. 11.25% 2015[5]	4,851	4,872
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Ply Gem Industries, Inc. 8.25% 2018	$ 3,804	$ 4,070
TransDigm Inc. 7.75% 2018	210	226
TransDigm Inc. 5.50% 2020	3,500	3,439
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,4,7]	1,995	2,001
Gardner Denver, Inc. 6.875% 2021[5]	1,000	1,002
Brunswick Rail Finance Ltd. 6.50% 2017[5]	1,650	1,684
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	1,021
Esterline Technologies Corp. 7.00% 2020	2,475	2,685
Atlas Copco AB 5.60% 2017[5]	2,340	2,619
BE Aerospace, Inc. 5.25% 2022	2,475	2,525
US Investigations Services, Inc. 11.75% 2016[5]	3,010	2,137
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	1,925	2,050
ARAMARK Corp., Term Loan D, 4.00% 2019[3,4,7]	2,000	2,012
Euramax International, Inc. 9.50% 2016	1,775	1,788
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,085
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	625	636
Watco Companies 6.375% 2023[5]	1,505	1,497
Far East Capital Limited SA 8.00% 2018[5]	540	482
Far East Capital Limited SA 8.75% 2020[5]	1,085	967
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,333
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[3,4,7]	1,000	1,012
Florida East Coast Railway Corp. 8.125% 2017	800	839
Avianca Holdings SA, 8.375% 2020[5]	700	728
Nortek Inc. 8.50% 2021	600	668
R.R. Donnelley & Sons Co. 6.50% 2023	625	634
ADS Waste Escrow 8.25% 2020	325	354
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[3,4,7]	160	87
		248,036
Telecommunication services 2.19%

Verizon Communications Inc. 1.773% 2016[4]	4,650	4,794
Verizon Communications Inc. 3.65% 2018	700	741
Verizon Communications Inc. 8.50% 2018	1,000	1,267
Verizon Communications Inc. 5.15% 2023	27,795	29,853
Verizon Communications Inc. 6.55% 2043	14,980	17,530
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	1,575	2,154
Sprint Nextel Corp. 9.125% 2017	1,400	1,652
Sprint Nextel Corp. 9.00% 2018[5]	2,000	2,415
Sprint Nextel Corp. 7.00% 2020	3,000	3,262
Sprint Corp. 7.25% 2021[5]	3,425	3,690
Sprint Nextel Corp. 11.50% 2021	925	1,216
Sprint Corp. 7.875% 2023[5]	2,500	2,694
Sprint Corp. 7.125% 2024[5]	3,000	3,052
Telecom Italia Capital SA 6.999% 2018	3,910	4,350
Telecom Italia Capital SA 7.175% 2019	4,753	5,359
Telecom Italia Capital SA 7.20% 2036	1,758	1,701
Telecom Italia Capital SA 7.721% 2038	8,255	8,296
Telefónica Emisiones, SAU 3.192% 2018	18,925	19,284
Koninklijke KPN NV 8.375% 2030	14,075	17,846
Deutsche Telekom International Finance BV 3.125% 2016[5]	5,495	5,726
Deutsche Telekom International Finance BV 6.00% 2019	1,415	1,639
Deutsche Telekom International Finance BV 9.25% 2032	5,878	8,710
T-Mobile US, Inc. 6.542% 2020	5,000	5,344
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

MetroPCS Wireless, Inc. 6.25% 2021[5]	$2,750	$ 2,863
MetroPCS Wireless, Inc. 6.625% 2023[5]	3,275	3,394
Wind Acquisition SA 11.75% 2017[5]	4,550	4,846
Wind Acquisition SA 7.25% 2018[5]	3,000	3,172
Frontier Communications Corp. 8.125% 2018	1,100	1,262
Frontier Communications Corp. 8.50% 2020	1,100	1,238
Frontier Communications Corp. 9.25% 2021	2,100	2,431
Frontier Communications Corp. 8.75% 2022	425	474
Frontier Communications Corp. 7.625% 2024	2,500	2,506
SBC Communications Inc. 5.10% 2014	2,700	2,787
AT&T Inc. 1.40% 2017	3,615	3,566
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[3,4,7]	2,985	2,996
Cricket Communications, Inc. 7.75% 2020	950	1,087
LightSquared, Term Loan B, 12.00% 2014[3,6,7,9]	3,304	3,948
NII Capital Corp. 7.875% 2019[5]	1,000	760
NII Capital Corp. 8.875% 2019	475	207
NII Capital Corp. 11.375% 2019[5]	1,700	1,428
NII Capital Corp. 7.625% 2021	2,325	971
France Télécom 4.375% 2014	775	790
France Télécom 4.125% 2021	2,050	2,076
Digicel Group Ltd. 8.25% 2020[5]	1,800	1,874
Digicel Group Ltd. 6.00% 2021[5]	950	919
Intelsat Jackson Holding Co. 6.625% 2022[5]	2,500	2,587
Altice Finco SA 6.50% 2022[5]	2,000	2,025
		202,782
Materials 1.26%

Glencore Xstrata LLC 1.70% 2016[5]	4,730	4,737
Glencore Xstrata LLC 1.604% 2019[4,5]	9,225	8,996
Glencore Xstrata LLC 2.50% 2019[5]	2,600	2,519
Xstrata Canada Financial Corp. 4.95% 2021[5]	2,650	2,685
Glencore Xstrata LLC 4.125% 2023[5]	7,150	6,684
Xstrata Canada Financial Corp. 5.55% 2042[4,5]	1,300	1,205
E.I. du Pont de Nemours and Co. 2.75% 2016	3,920	4,088
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	6,871
BHP Billiton Finance (USA) Ltd. 3.85% 2023	565	567
BHP Billiton Finance (USA) Ltd. 5.00% 2043	9,740	9,905
Reynolds Group Inc. 7.875% 2019	360	400
Reynolds Group Inc. 5.75% 2020	5,685	5,827
Ecolab Inc. 3.00% 2016	5,455	5,719
Inmet Mining Corp. 8.75% 2020[5]	3,755	4,093
Inmet Mining Corp. 7.50% 2021[5]	1,295	1,360
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,938
Dow Chemical Co. 3.00% 2022	5,000	4,665
ArcelorMittal 6.00% 2021[4]	665	708
ArcelorMittal 6.75% 2022[4]	1,175	1,284
ArcelorMittal 7.25% 2041[4]	2,500	2,400
Teck Resources Ltd. 3.15% 2017	2,880	2,983
Teck Resources Ltd. 3.75% 2023	1,425	1,329
FMG Resources 6.00% 2017[5]	2,300	2,455
FMG Resources 8.25% 2019[5]	1,550	1,746
Newcrest Finance Pty Ltd. 4.45% 2021[5]	4,535	3,773
JMC Steel Group Inc. 8.25% 2018[5]	2,950	2,987
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[3,4,7]	$ 1,449	$ 1,461
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	1,285	1,376
PQ Corp. 8.75% 2018[5]	2,560	2,797
Ryerson Inc. 9.00% 2017	1,925	2,043
Ryerson Inc. 11.25% 2018	600	639
Packaging Dynamics Corp. 8.75% 2016[5]	1,785	1,840
Cliffs Natural Resources Inc. 3.95% 2018	1,805	1,823
Georgia Gulf Corp. 4.875% 2023[5]	1,600	1,518
Sibur Securities Ltd. 3.914% 2018[5]	1,400	1,360
International Paper Co. 7.50% 2021	1,100	1,349
Walter Energy, Inc. 9.875% 2020	1,500	1,305
LSB Industries, Inc. 7.75% 2019[5]	1,200	1,266
Ball Corp. 5.75% 2021	835	883
Ball Corp. 5.00% 2022	250	249
Newpage Corp., Term Loan B, 7.75% 2018[3,4,7]	1,104	1,130
Mosaic Co. 4.25% 2023	250	247
Mosaic Co. 5.625% 2043	250	254
Inversiones CMPC SA 4.375% 2023[5]	525	491
Ardagh Packaging Finance 4.875% 2022[5]	330	328
		117,283
Information technology 0.87%

First Data Corp. 7.375% 2019[5]	3,500	3,745
First Data Corp. 6.75% 2020[5]	1,025	1,071
First Data Corp. 8.25% 2021[5]	600	641
First Data Corp. 11.75% 2021[5]	2,600	2,756
First Data Corp. 11.75% 2021[5]	2,500	2,650
First Data Corp. 12.625% 2021	3,500	4,126
First Data Corp. 8.75% 2022[4,5,9]	4,641	4,978
International Business Machines Corp. 5.70% 2017	7,500	8,616
International Business Machines Corp. 1.625% 2020	11,250	10,552
SunGard Data Systems Inc. 7.375% 2018	2,175	2,308
SunGard Data Systems Inc. 7.625% 2020	3,825	4,189
Jabil Circuit, Inc. 8.25% 2018	5,300	6,247
Oracle Corp. 1.20% 2017	3,600	3,544
Oracle Corp. 2.375% 2019	1,185	1,196
Oracle Corp 3.625% 2023	820	814
Xerox Corp. 2.95% 2017	3,820	3,923
Xerox Corp. 2.75% 2019	1,000	992
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,7]	2,826	2,804
SRA International, Inc. 11.00% 2019	1,625	1,698
Alcatel-Lucent USA Inc. 4.625% 2017[5]	3,375	3,396
Alcatel-Lucent USA Inc. 6.75% 2020[5]	525	547
Alcatel-Lucent USA Inc. 8.875% 2020[5]	425	476
Lawson Software, Inc. 9.375% 2019	3,000	3,390
NXP BV and NXP Funding LLC 3.75% 2018[5]	1,525	1,544
Freescale Semiconductor, Inc. 5.00% 2021[5]	1,500	1,463
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,414
BMC Software, Inc., Term Loan B, 5.00% 2020[3,4,7]	1,250	1,258
		80,338
Total corporate bonds & notes		2,850,835
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] 20.99%	(000)	(000)

Fannie Mae 5.50% 2023	$ 2,514	$ 2,761
Fannie Mae 4.00% 2024	743	789
Fannie Mae 4.50% 2025	1,178	1,256
Fannie Mae, Series 2001-4, Class GA, 9.533% 2025[4]	23	27
Fannie Mae 6.00% 2026	826	904
Fannie Mae 2.50% 2027	22,578	22,429
Fannie Mae 2.50% 2027	16,045	15,939
Fannie Mae 2.50% 2027	15,912	15,807
Fannie Mae 2.50% 2027	15,843	15,739
Fannie Mae 2.50% 2027	15,789	15,685
Fannie Mae 2.50% 2027	11,489	11,388
Fannie Mae 2.50% 2027	5,765	5,727
Fannie Mae 2.50% 2027	3,729	3,696
Fannie Mae 3.00% 2027	99,580	101,919
Fannie Mae 5.50% 2027	579	636
Fannie Mae 6.00% 2027	1,407	1,541
Fannie Mae 2.50% 2028	8,389	8,315
Fannie Mae 2.50% 2028	4,466	4,427
Fannie Mae 6.00% 2028	506	554
Fannie Mae 2.50% 2029	82,574	81,748
Fannie Mae 4.00% 2029	22,083	23,406
Fannie Mae 1.765% 2037[4]	1,904	1,982
Fannie Mae 6.00% 2037	4,389	4,865
Fannie Mae 6.00% 2037	666	718
Fannie Mae 6.00% 2037	639	708
Fannie Mae 6.00% 2037	297	329
Fannie Mae 2.63% 2038[4]	361	383
Fannie Mae 5.50% 2038	9,627	10,587
Fannie Mae 5.50% 2038	998	1,100
Fannie Mae 3.517% 2039[4]	2,846	3,026
Fannie Mae 3.587% 2039[4]	2,441	2,564
Fannie Mae 3.724% 2039[4]	217	229
Fannie Mae 3.779% 2039[4]	308	324
Fannie Mae 3.935% 2039[4]	268	282
Fannie Mae 3.94% 2039[4]	743	788
Fannie Mae 3.962% 2039[4]	304	323
Fannie Mae 3.987% 2039[4]	1,174	1,248
Fannie Mae 4.395% 2040[4]	1,553	1,649
Fannie Mae 4.50% 2040	9,176	9,750
Fannie Mae 5.00% 2040	1,527	1,666
Fannie Mae 2.923% 2041[4]	2,417	2,498
Fannie Mae 3.556% 2041[4]	5,795	6,024
Fannie Mae 4.50% 2041	19,197	20,397
Fannie Mae 4.50% 2041	9,388	9,986
Fannie Mae 4.50% 2041	7,315	7,781
Fannie Mae 5.00% 2041	10,519	11,440
Fannie Mae 5.00% 2041	7,483	8,165
Fannie Mae 5.00% 2041	4,498	4,938
Fannie Mae 5.00% 2041	3,450	3,789
Fannie Mae 5.00% 2041	2,238	2,456
Fannie Mae 5.00% 2041	1,554	1,705
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	50	58
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	39	44
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	59	70
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 4.00% 2042	$ 67,730	$ 69,893
Fannie Mae, Series 2002-W1, Class 2A, 6.68% 2042[4]	75	88
Fannie Mae 3.00% 2043	53,683	51,124
Fannie Mae 3.00% 2043	43,207	41,145
Fannie Mae 3.00% 2043	22,979	21,881
Fannie Mae 3.00% 2043	20,711	19,725
Fannie Mae 3.00% 2043	9,320	8,876
Fannie Mae 4.00% 2043	11,721	12,095
Fannie Mae 3.00% 2044	186,000	176,627
Fannie Mae 4.50% 2044	287,229	304,429
Freddie Mac 5.50% 2033	484	542
Freddie Mac, Series 3061, Class PN, 5.50% 2035	415	453
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	905	838
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	784	722
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,430	2,661
Freddie Mac 2.742% 2037[4]	964	1,025
Freddie Mac, Series 3318, Class JT, 5.50% 2037	1,267	1,378
Freddie Mac 5.00% 2038	80	86
Freddie Mac 5.50% 2038	12,903	14,087
Freddie Mac 5.50% 2038	604	660
Freddie Mac 5.50% 2038	449	490
Freddie Mac 3.724% 2039[4]	452	481
Freddie Mac 3.838% 2039[4]	1,065	1,120
Freddie Mac 4.50% 2039	3,957	4,198
Freddie Mac 4.50% 2039	270	287
Freddie Mac 4.50% 2039	210	223
Freddie Mac 5.50% 2039	840	917
Freddie Mac 4.50% 2040	3,065	3,251
Freddie Mac 5.50% 2040	2,999	3,274
Freddie Mac 4.50% 2041	17,368	18,466
Freddie Mac 4.50% 2041	10,576	11,232
Freddie Mac 4.50% 2041	9,428	10,013
Freddie Mac 4.50% 2041	3,051	3,238
Freddie Mac 4.50% 2041	1,574	1,671
Freddie Mac 4.50% 2041	1,494	1,586
Freddie Mac 4.50% 2041	849	901
Freddie Mac 5.00% 2041	10,802	11,850
Freddie Mac 5.50% 2041	4,316	4,713
Freddie Mac 3.00% 2043	30,000	28,513
Freddie Mac 3.00% 2043	20,000	19,009
Freddie Mac 3.00% 2043	15,000	14,256
Freddie Mac 4.00% 2044	39,500	40,577
Government National Mortgage Assn. 4.50% 2040	3,455	3,712
Government National Mortgage Assn. 4.00% 2043	74,644	77,811
Government National Mortgage Assn. 4.50% 2043	50,148	53,705
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 2037[4]	654	655
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.81% 2043[4]	3,770	4,072
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	3,075	3,373
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[4]	10,315	11,277
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5]	16,350	17,160
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[4]	26,820	29,826
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,930	6,521
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4]	3,550	3,990
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[4]	11,130	12,169
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	$18,925	$ 20,816
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	2,021	2,280
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4]	12,610	13,847
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	648	651
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,468
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.683% 2039[4]	6,304	6,897
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.614% 2049[4]	10,650	11,336
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.884% 2046[4]	2,179	2,394
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	22,540	24,466
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[4]	6,195	6,920
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[4]	12,635	13,405
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	14,811	16,178
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[5]	16,415	16,281
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[5]	5,800	5,798
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[5]	2,935	2,943
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[5]	2,650	2,655
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,487	2,743
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4]	4,600	4,868
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4]	13,725	15,083
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.164% 2045[4]	2,110	2,416
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	10,000	10,906
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	11,490	12,168
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.719% 2043[4]	4,857	5,318
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	2,700	2,989
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4]	8,810	9,610
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.733% 2049[4]	3,500	3,880
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4]	3,232	3,520
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4]	6,874	7,408
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.649% 2049[4]	2,405	2,661
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.813% 2051[4]	3,020	3,337
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.207% 2051[4]	4,128	4,715
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	18,141	19,040
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	5,025	5,472
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.91% 2049[4]	10,869	12,144
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.778% 2049[4]	2,500	2,712
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.132% 2049[4]	5,000	5,554
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	7,278	7,599
Royal Bank of Canada 3.125% 2015[5]	6,840	7,068
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	5,542	6,060
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.839% 2044[4]	4,694	5,218
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4]	1,755	1,968
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4]	2,380	2,704
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[4]	2,351	2,380
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.858% 2050[4]	1,955	2,170
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	3,588	3,939
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	3,366	3,720
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.82% 2038[4]	2,325	2,535
Northern Rock PLC 5.625% 2017[5]	1,868	2,119
Aventura Mall Trust 3.743% 2032[4,5]	1,690	1,737
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.31% 2045[4]	1,727	1,732
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	1,408	1,603
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049	1,136	1,254
		1,946,122
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. 4.50%	(000)	(000)

Spanish Government 5.85% 2022	€26,750	$ 41,810
Spanish Government 5.40% 2023	69,075	104,472
Italian Government 4.75% 2017	17,050	25,429
Italian Government 4.75% 2017	17,025	25,427
Polish Government 6.375% 2019	$35,540	41,626
Polish Government 5.125% 2021	5,000	5,444
Latvia (Republic of) 2.75% 2020	14,825	14,213
Latvia (Republic of) 5.25% 2021	23,675	25,492
Lithuania (Republic of) 7.375% 2020	13,700	16,529
Lithuania (Republic of) 6.125% 2021[5]	5,830	6,633
Lithuania (Republic of) 6.625% 2022[5]	3,000	3,514
United Mexican States Government Global, Series A, 4.00% 2023	9,090	9,010
United Mexican States Government, Series M20, 10.00% 2024	MXN50,000	4,900
United Mexican States Government Global, Series A, 6.05% 2040	$5,000	5,462
Bermudan Government 5.603% 2020[5]	4,710	5,087
Bermudan Government 5.603% 2020	2,735	2,954
Bermudan Government 4.138% 2023[5]	1,000	961
Bermudan Government 4.854% 2024[5]	6,215	6,226
Slovenia (Republic of) 5.50% 2022	2,780	2,783
Slovenia (Republic of) 5.85% 2023[5]	8,400	8,568
Croatian Government 6.625% 2020[5]	3,065	3,299
Croatian Government 6.625% 2020	1,195	1,286
Croatian Government 6.375% 2021[5]	3,340	3,512
Croatian Government 6.375% 2021	1,500	1,577
Croatian Government 5.50% 2023[5]	1,625	1,588
Russian Federation 3.25% 2017[5]	7,600	7,950
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	7,155	7,286
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	6,870	6,994
Greek Government 2.00%/3.00% 2023[8]	€420	392
Greek Government 2.00%/3.00% 2024[8]	420	376
Greek Government 2.00%/3.00% 2025[8]	420	363
Greek Government 2.00%/3.00% 2026[8]	420	355
Greek Government 2.00%/3.00% 2027[8]	420	349
Greek Government 2.00%/3.00% 2028[8]	420	338
Greek Government 2.00%/3.00% 2029[8]	420	331
Greek Government 2.00%/3.00% 2030[8]	420	325
Greek Government 2.00%/3.00% 2031[8]	420	319
Greek Government 2.00%/3.00% 2032[8]	420	316
Greek Government 2.00%/3.00% 2033[8]	420	311
Greek Government 2.00%/3.00% 2034[8]	420	309
Greek Government 2.00%/3.00% 2035[8]	420	305
Greek Government 2.00%/3.00% 2036[8]	420	305
Greek Government 2.00%/3.00% 2037[8]	420	302
Greek Government 2.00%/3.00% 2038[8]	420	301
Greek Government 2.00%/3.00% 2039[8]	420	301
Greek Government 2.00%/3.00% 2040[8]	420	300
Greek Government 2.00%/3.00% 2041[8]	420	297
Greek Government 2.00%/3.00% 2042[8]	420	300
Hungarian Government 4.75% 2015	$ 750	773
Hungarian Government 4.125% 2018	2,310	2,319
Hungarian Government 6.25% 2020	2,425	2,628
Hungarian Government 6.375% 2021	150	162
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	5,570	5,667
South Korean Government 5.75% 2014	4,800	4,871
Bank Nederlandse Gemeenten 3.75% 2014	€3,120	4,321
		417,268
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes 2.58%	(000)	(000)

Freddie Mac 5.00% 2014	$10,000	$ 10,256
Freddie Mac 0.50% 2015	20,000	20,012
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	13,000	13,721
Freddie Mac 1.25% 2019	48,500	45,959
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	13,495	12,449
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,015
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023	7,273	7,507
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[4]	11,000	10,898
Federal Home Loan Bank 2.50% 2014	20,000	20,204
Federal Home Loan Bank 0.375% 2015	27,250	27,264
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,674
Tennessee Valley Authority 5.88% 2036	3,750	4,331
Tennessee Valley Authority 5.25% 2039	15,315	16,432
CoBank, ACB 7.875% 2018[5]	2,285	2,753
CoBank, ACB 0.843% 2022[4,5]	14,990	13,876
Fannie Mae 1.25% 2016	10,000	10,141
Fannie Mae 5.375% 2016	2,080	2,329
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,332
		239,153
Municipals 0.94%

State of California, Various Purpose General Obligation Bonds, 7.50% 2034	2,200	2,808
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	1,890	2,384
State of California, Various Purpose General Obligation Bonds, 7.35% 2039	3,260	4,169
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	865	1,125
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	22,040	29,194
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	2,900	3,830
State of California, Various Purpose General Obligation Bonds, 5.00% 2043	2,125	2,163
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	21,000	19,902
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
(Build America Bonds — Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,912
State of New Jersey, General Obligation Refunding Bonds, Series H,
Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,602
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
Series 2003-E, 5.55% 2014	1,625	1,625
		86,714
Asset-backed obligations[3] 0.16%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[5]	8,000	7,857
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,770
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[5]	2,575	2,623
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,705
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.265% 2037[4]	1,523	244
		15,199
Total bonds, notes & other debt instruments (cost: $8,381,060,000)		8,408,469
Convertible securities 0.02%

Miscellaneous 0.02%

Other convertible securities in initial period of acquisition		1,473
Total convertible securities (cost: $1,353,000)		1,473

Preferred securities 0.11%
		Value
Financials 0.08%	Shares	(000)

Citigroup Inc, Series K, depositary shares	208,000	$ 5,277
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	88,000	1,968
		7,245
Miscellaneous 0.03%

Other preferred securities in initial period of acquisition		2,640
Total preferred securities (cost: $10,208,000)		9,885
Common stocks 0.06%

Industrials 0.06%

Beech Holdings, LLC[10,11,12]	627,178	5,102
Consumer discretionary 0.00%

American Media, Inc.[5,10,11]	50,013	256
Revel AC, Inc.[10,11,12]	19,511	94
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	5
Adelphia Recovery Trust, Series ACC-6B10,11	500,000	—
		355

Total common stocks (cost: $9,846,000)		5,457
	Principal amount
Short-term securities 14.24%	(000)

Freddie Mac 0.07%–0.15% due 1/23–10/6/2014	$554,100	553,858
Federal Home Loan Bank 0.08%–0.18% due 1/2–7/15/2014	168,200	168,133
Coca-Cola Co. 0.11%–0.13% due 1/24–4/10/2014[5]	83,500	83,478
Private Export Funding Corp. 0.13%–0.23% due 2/12–4/9/2014[5]	74,400	74,378
ExxonMobil Corp. 0.07%–0.08% due 1/2–1/21/2014	70,000	69,998
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 1/9–2/7/2014	65,500	65,496
Fannie Mae 0.055%–0.12% due 2/26–5/1/2014	55,100	55,087
U.S. Treasury Bill 0.126% due 8/21/2014	40,000	39,982
Federal Farm Credit Banks 0.13% due 7/21/2014	35,300	35,277
IBM Corp. 0.05% due 1/28/2014[5]	34,200	34,199
John Deere Financial Ltd. 0.08% due 1/10/2014[5]	33,000	32,999
Tennessee Valley Authority 0.10% due 3/20/2014	22,700	22,696
Wal-Mart Stores, Inc. 0.05% due 2/10/2014[5]	20,100	20,099
Emerson Electric Co. 0.05% due 1/29/2014[5]	20,000	19,999
Wells Fargo & Co. 0.13% due 2/4/2014	15,000	14,998
Army and Air Force Exchange Service 0.11% due 3/17/2014[5]	14,900	14,895
Canada Bill 0.895%–0.934% due 5/22/2014	CAD15,800	14,797
Total short-term securities (cost: $1,320,441,000)		1,320,369
Total investment securities (cost: $9,722,908,000)		9,745,653
Other assets less liabilities		(473,568)
Net assets		$9,272,085

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,674,000, which represented .04% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,056,490,000, which represented 11.39% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $55,644,000, which represented 0.60% of the net assets of the fund.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,452,000, which represented .06% of the net assets of the fund.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition dates	(000)	(000)	assets

Beech Holdings, LLC	1/26/2009–11/29/2011	$ 6,631	$ 5,102.06%
Revel AC, Inc.	12/7/2011–12/13/2011	2,194	94.00
Total restricted securities		$8,825	$5,196.06%

Key to abbreviations and symbols

CAD = Canadian dollars

€ = Euros

£ = British pounds

MXN = Mexican pesos

Global Bond FundSM

Investment portfolio

December 31, 2013

Bonds, notes & other debt instruments 92.00%
	Principal amount	Value
Euros 22.58%	(000)	(000)

Spanish Government 3.80% 2017	€ 2,080	US$ 3,011
Spanish Government 5.50% 2017	18,415	28,147
Spanish Government 3.75% 2018	2,100	3,025
Spanish Government 4.50% 2018	16,730	24,792
Spanish Government 5.85% 2022	17,225	26,923
Spanish Government 5.40% 2023	90,320	136,604
Italian Government 4.75% 2017	17,845	26,615
Italian Government 4.75% 2017	13,525	20,200
Italian Government 3.50% 2018	4,290	6,145
Italian Government 4.50% 2019	4,150	6,174
Italian Government 4.75% 2021	11,125	16,580
Italian Government 4.50% 2024	2,000	2,856
Irish Government 5.50% 2017	3,325	5,216
Irish Government 4.50% 2018	3,930	6,001
Irish Government 4.50% 2020	22,255	33,526
Irish Government 5.00% 2020	2,050	3,179
Irish Government 3.90% 2023	8,625	12,298
Belgium (Kingdom of), Series 69, 1.25% 2018	6,925	9,556
Belgium (Kingdom of), Series 67, 3.00% 2019	7,280	10,788
Belgium (Kingdom of), Series 68, 2.25% 2023	13,065	17,526
German Government, Series 154, 2.25% 2014	1,080	1,494
German Government, Series 159, 2.00% 2016	3,265	4,661
German Government 3.50% 2016	1,470	2,155
German Government, Series 6, 3.75% 2017	3,930	5,949
German Government 4.25% 2017	3,150	4,892
German Government 2.00% 2022	745	1,055
German Government 6.25% 2030	2,000	4,087
German Government, Series 00, 5.50% 2031	1,000	1,917
German Government 4.00% 2037	2,820	4,697
German Government, Series 8, 4.75% 2040	505	954
Portuguese Government 4.35% 2017	15,195	20,890
Portuguese Government 4.75% 2019	1,300	1,741
Portuguese Government 3.85% 2021	4,275	5,226
Hungarian Government 5.75% 2018	6,835	10,295
Hungarian Government 6.00% 2019	6,975	10,603
Hungarian Government 3.875% 2020	1,000	1,384
Greek Government 2.00%/3.00% 2023[1]	1,315	1,226
Greek Government 2.00%/3.00% 2024[1]	1,315	1,177
Greek Government 2.00%/3.00% 2025[1]	1,315	1,138
Greek Government 2.00%/3.00% 2026[1]	1,315	1,113
Greek Government 2.00%/3.00% 2027[1]	1,320	1,098
Greek Government 2.00%/3.00% 2028[1]	1,310	1,054
Greek Government 2.00%/3.00% 2029[1]	1,315	1,036
Greek Government 2.00%/3.00% 2030[1]	1,315	1,019
Greek Government 2.00%/3.00% 2031[1]	1,315	999
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2032[1]	€1,315	US$ 989
Greek Government 2.00%/3.00% 2033[1]	1,315	973
Greek Government 2.00%/3.00% 2034[1]	1,315	967
Greek Government 2.00%/3.00% 2035[1]	1,315	953
Greek Government 2.00%/3.00% 2036[1]	1,315	954
Greek Government 2.00%/3.00% 2037[1]	1,315	946
Greek Government 2.00%/3.00% 2038[1]	1,315	943
Greek Government 2.00%/3.00% 2039[1]	1,315	944
Greek Government 2.00%/3.00% 2040[1]	1,315	939
Greek Government 2.00%/3.00% 2041[1]	1,315	931
Greek Government 2.00%/3.00% 2042[1]	1,315	938
Barclays Bank PLC 4.00% 2019[2]	2,450	3,835
Barclays Bank PLC 6.00% 2021	5,325	8,297
HBOS PLC 4.375% 2019[3]	155	214
Lloyds TSB Bank PLC 6.50% 2020	6,200	9,905
Slovenia (Republic of) 4.375% 2019	1,510	2,115
Slovenia (Republic of) 4.125% 2020	2,495	3,396
Slovenia (Republic of) 4.625% 2024	1,515	2,035
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	7,292
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	2,800	4,228
Canadian Government 3.50% 2020	2,500	3,903
European Investment Bank 4.75% 2017	2,370	3,745
French Government O.A.T. Eurobond 3.25% 2045	2,715	3,597
Telecom Italia SpA 7.75% 2033	1,000	1,514
Telecom Italia SpA 5.25% 2055	1,600	1,755
HSBC Holdings PLC 6.00% 2019	1,675	2,682
Assicurazioni Generali SPA 7.75% 2042[3]	600	951
Assicurazioni Generali SPA 10.125% 2042	800	1,422
Kraft Foods Inc. 2.375% 2021	1,445	1,965
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,828
Deutsche Telekom International Finance BV 7.50% 2033	875	1,758
Daimler AG, Series 6, 4.125% 2017	1,150	1,728
AT&T Inc. 6.125% 2015	1,100	1,616
National Grid Transco PLC 5.00% 2018	975	1,538
RCI Banque 2.875% 2018	1,080	1,533
Schaeffler Holding Finance BV 6.875% 2018[3,4]	1,000	1,477
Koninklijke KPN NV 3.75% 2020	950	1,382
Imperial Tobacco Finance PLC 8.375% 2016	850	1,345
Anheuser-Busch InBev NV 8.625% 2017	750	1,272
Novartis Finance SA, 4.25% 2016	750	1,120
Schering-Plough Corp. 5.375% 2014	645	919
Austrian Government 4.00% 2016	550	830
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	500	722
Veolia Environnement 6.125% 2033	250	423
Roche Holdings, Inc. 5.625% 2016	225	342
Wind Acquisition SA 7.375% 2018	200	292
		584,475
Japanese yen 5.72%

Japanese Government, Series 317, 0.10% 2014	¥2,597,350	24,669
Japanese Government, Series 269, 1.30% 2015	3,795,000	36,561
Japanese Government, Series 284, 1.70% 2016	2,810,000	27,912
Japanese Government, Series 288, 1.70% 2017	50,000	502
Japanese Government, Series 310, 1.00% 2020	1,075,000	10,594
Bonds, notes & other debt instruments
	Principal amount	Value
Japanese yen (continued)	(000)	(000)

Japanese Government, Series 312, 1.20% 2020	¥ 838,350	US$ 8,364
Japanese Government, Series 315, 1.20% 2021	781,100	7,787
Japanese Government, Series 136, 1.60% 2032	2,265,950	22,061
Japanese Government, Series 21, 2.30% 2035	830,000	8,842
Japanese Government, Series 29, 2.40% 2038	80,000	870
		148,162
Polish zloty 3.93%

Polish Government, Series 1017, 5.25% 2017	PLN144,697	50,967
Polish Government, Series 0718, 2.50% 2018	34,000	10,748
Polish Government, Series 1020, 5.25% 2020	20,000	7,110
Polish Government, Series 1021, 5.75% 2021	31,280	11,405
Polish Government, Series 0922, 5.75% 2022	58,890	21,536
		101,766
Mexican pesos 3.86%

United Mexican States Government, Series M, 6.25% 2016	MXN147,200	11,867
United Mexican States Government, Series M10, 7.25% 2016	56,000	4,625
United Mexican States Government, Series M, 5.00% 2017	202,000	15,612
United Mexican States Government, Series M10, 7.75% 2017	90,000	7,573
United Mexican States Government 4.00% 2019[5]	35,438	3,005
United Mexican States Government, Series M, 8.00% 2020	323,200	27,781
United Mexican States Government, Series M20, 10.00% 2024	69,000	6,761
United Mexican States Government, Series M30, 10.00% 2036	155,000	15,108
United Mexican States Government, Series M30, 8.50% 2038	57,000	4,844
United Mexican States Government 4.00% 2040[5]	35,438	2,779
		99,955
British pounds 3.12%

United Kingdom 2.25% 2014	£ 3,610	5,998
United Kingdom 2.75% 2015	3,910	6,627
United Kingdom 3.75% 2020	2,500	4,476
United Kingdom 3.75% 2021	15,855	28,275
United Kingdom 1.75% 2022	5,000	7,567
United Kingdom 2.25% 2023	4,440	6,874
United Kingdom 4.75% 2030	1,000	1,927
United Kingdom 4.50% 2034	1,380	2,596
United Kingdom 4.25% 2040	6,620	12,105
United Kingdom 3.25% 2044	850	1,298
RSA Insurance Group PLC 9.375% 2039[3]	569	1,117
France Télécom 5.00% 2016	500	886
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	873
Tesco PLC 5.50% 2033	100	173
		80,792
Swedish kronor 1.56%

Swedish Government, Series 1041, 6.75% 2014	SKr 13,275	2,105
Swedish Government, Series 1051, 3.75% 2017	75,380	12,686
Swedish Government, Series 105, 3.50% 2022	109,290	18,527
Swedish Government, Series 3104, 3.50% 2028[5]	34,418	7,144
		40,462
Bonds, notes & other debt instruments
	Principal amount	Value
Norwegian kroner 1.46%	(000)	(000)

Norwegian Government 4.25% 2017	NKr115,210	US$ 20,485
Norwegian Government 4.50% 2019	55,960	10,225
Norwegian Government 3.75% 2021	40,625	7,148
		37,858
Hungarian forints 1.31%

Hungarian Government, Series 19/A, 6.50% 2019	HUF2,547,750	12,739
Hungarian Government, Series 20A, 7.50% 2020	4,025,000	21,002
		33,741
South Korean won 1.15%

South Korean Government 5.50% 2017	KRW 7,875,000	8,092
South Korean Government 5.75% 2018	3,850,000	4,043
South Korean Government, Series 2206, 3.75% 2022	7,508,700	7,232
South Korean Government, Series 2303, 3.00% 2023	11,425,250	10,366
		29,733
Colombian pesos 0.83%

Colombia (Republic of) Global 12.00% 2015	COP 4,361,000	2,555
Colombia (Republic of), Series B, 5.00% 2018	18,763,900	9,364
Colombia (Republic of), Series B, 7.00% 2022	12,315,300	6,477
Colombia (Republic of) Global 9.85% 2027	1,630,000	1,067
Colombia (Republic of), Series B, 6.00% 2028	4,362,600	2,028
		21,491
Israeli shekels 0.77%

Israeli Government 5.50% 2017	ILS30,660	9,873
Israeli Government 4.25% 2023	33,640	10,140
		20,013
Brazilian reais 0.77%

Brazil (Federal Republic of) 6.00% 2015[5]	BRL 597	255
Brazil (Federal Republic of) 6.00% 2018[5]	26,493	11,075
Brazil (Federal Republic of) 6.00% 2020[5]	11,934	4,931
Brazil (Federal Republic of) Global 12.50% 2022	7,600	3,608
		19,869
Malaysian ringgits 0.58%

Malaysian Government, Series 0210, 4.012% 2017	MYR25,500	7,884
Malaysian Government, Series 0213, 3.26% 2018	18,200	5,469
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,554
		14,907
Canadian dollars 0.54%

Canadian Government 1.25% 2018	C$3,035	2,793
Canadian Government 3.25% 2021	6,620	6,597
Canada Housing Trust 3.35% 2020	3,250	3,200
Hydro One Inc. 5.49% 2040	750	806
Rogers Communications Inc. 5.80% 2016	625	639
		14,035
Russian rubles 0.51%

Russian Federation 6.20% 2018	RUB 94,600	2,816
Russian Federation 7.50% 2018	333,960	10,421
		13,237
Bonds, notes & other debt instruments
	Principal amount	Value
Turkish lira 0.31%	(000)	(000)

Turkey (Republic of) 3.00% 2021[5]	TRY3,125	US$ 1,412
Turkey (Republic of) 3.00% 2022[5]	9,987	4,504
Turkey (Republic of) 9.50% 2022	4,800	2,156
		8,072
Australian dollars 0.27%

Queensland Treasury Corp., Series 17, 6.00% 2017	A$ 500	488
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	5,536
European Investment Bank 6.125% 2017	1,000	964
		6,988
South African rand 0.20%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR54,250	5,130
Chilean pesos 0.14%

Chilean Government 3.00% 2018[5]	CLP1,422,250	2,806
Chilean Government 3.00% 2022[5]	361,391	740
		3,546
Philippine pesos 0.13%

Philippines (Republic of), Series 5-67, 6.25% 2014	PHP102,350	2,315
Philippines (Republic of) 3.90% 2022	10,000	221
Philippines (Republic of) 6.25% 2036	35,000	840
		3,376
Thai baht 0.11%

Thai Government 3.625% 2023	THB96,650	2,884
U.S. dollars 42.15%

U.S. Treasury 0.50% 2014	US$ 480	481
U.S. Treasury 1.25% 2014	893	894
U.S. Treasury 2.625% 2014	2,250	2,283
U.S. Treasury 0.375% 2015	4,105	4,111
U.S. Treasury 0.25% 2016	6,125	6,088
U.S. Treasury 0.375% 2016	5,625	5,617
U.S. Treasury 1.00% 2016	9,000	9,078
U.S. Treasury 1.50% 2016	1,865	1,908
U.S. Treasury 3.00% 2016	205	218
U.S. Treasury 4.625% 2016	1,350	1,499
U.S. Treasury 5.125% 2016	2,800	3,103
U.S. Treasury 7.50% 2016	1,225	1,460
U.S. Treasury 0.625% 2017	1,360	1,334
U.S. Treasury 0.75% 2017	260	254
U.S. Treasury 1.00% 2017	20,685	20,733
U.S. Treasury 2.75% 2017[6]	15,125	16,014
U.S. Treasury 0.625% 2018	4,350	4,194
U.S. Treasury 2.625% 2018	3,750	3,935
U.S. Treasury 3.50% 2018	15,275	16,579
U.S. Treasury 1.375% 2020	18,525	17,538
U.S. Treasury 1.625% 2022	57,675	51,984
U.S. Treasury 1.625% 2022	11,750	10,659
U.S. Treasury 1.75% 2023	3,900	3,509
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury 2.00% 2023	US$11,000	US$10,187
U.S. Treasury 2.50% 2023	55,775	53,465
U.S. Treasury 2.75% 2023	17,750	17,335
U.S. Treasury 6.00% 2026	2,825	3,600
U.S. Treasury 6.50% 2026	2,825	3,767
U.S. Treasury 4.375% 2040	4,000	4,331
U.S. Treasury 3.75% 2041	3,000	2,914
U.S. Treasury 2.875% 2043	3,135	2,531
U.S. Treasury 3.625% 2043	3,000	2,822
U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	6,544	6,902
U.S. Treasury Inflation-Protected Security 0.125% 2017[5]	2,571	2,644
U.S. Treasury Inflation-Protected Security 0.125% 2018[5]	4,951	5,051
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	860	812
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	18,266	17,605
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	1,425	1,638
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	1,034	831
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]	1,219	937
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,825
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,646
Fannie Mae 3.50% 2025[2]	879	922
Fannie Mae 3.50% 2025[2]	580	608
Fannie Mae 2.50% 2027[2]	178	177
Fannie Mae 2.50% 2028[2]	1,430	1,420
Fannie Mae 2.50% 2028[2]	1,372	1,362
Fannie Mae 2.50% 2028[2]	993	986
Fannie Mae 2.50% 2028[2]	991	984
Fannie Mae 2.50% 2028[2]	991	983
Fannie Mae 2.50% 2028[2]	989	982
Fannie Mae 2.50% 2028[2]	989	982
Fannie Mae 2.50% 2028[2]	813	806
Fannie Mae 2.50% 2028[2]	528	523
Fannie Mae 2.50% 2028[2]	192	191
Fannie Mae 2.00% 2029[2]	1,200	1,156
Fannie Mae 4.00% 2029[2]	1,125	1,192
Fannie Mae 6.50% 2036[2]	424	474
Fannie Mae 6.00% 2037[2]	193	215
Fannie Mae 6.00% 2037[2]	53	58
Fannie Mae 6.00% 2037[2]	24	27
Fannie Mae 6.00% 2037[2]	15	16
Fannie Mae 2.63% 2038[2,3]	182	193
Fannie Mae 6.00% 2038[2]	459	509
Fannie Mae 3.517% 2039[2,3]	14	14
Fannie Mae 3.779% 2039[2,3]	5	5
Fannie Mae 3.935% 2039[2,3]	4	4
Fannie Mae 3.94% 2039[2,3]	79	84
Fannie Mae 3.962% 2039[2,3]	4	4
Fannie Mae 3.987% 2039[2,3]	123	131
Fannie Mae 6.00% 2039[2]	736	817
Fannie Mae 4.00% 2040[2]	68	70
Fannie Mae 4.50% 2040[2]	878	932
Fannie Mae 6.00% 2040[2]	90	100
Fannie Mae 2.923% 2041[2,3]	683	706
Fannie Mae 3.556% 2041[2,3]	2,073	2,155
Fannie Mae 4.00% 2041[2]	1,810	1,867
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 4.00% 2041[2]	US$ 55	US$ 57
Fannie Mae 4.50% 2041[2]	2,051	2,178
Fannie Mae 3.50% 2042[2]	1,298	1,292
Fannie Mae 3.50% 2042[2]	716	712
Fannie Mae 3.50% 2042[2]	437	436
Fannie Mae 4.00% 2042[2]	3,265	3,369
Fannie Mae 3.00% 2043[2]	16,714	15,917
Fannie Mae 3.50% 2043[2]	1,194	1,189
Fannie Mae 3.50% 2043[2]	685	682
Fannie Mae 4.00% 2043[2]	1,577	1,629
Fannie Mae 4.00% 2043[2]	1,405	1,451
Fannie Mae 4.00% 2043[2]	498	514
Fannie Mae 3.50% 2044[2]	27,075	26,904
Fannie Mae 4.00% 2044[2]	650	669
Fannie Mae 4.50% 2044[2]	3,000	3,180
Freddie Mac 2.50% 2016	625	654
Freddie Mac 1.00% 2017	10,000	9,946
Freddie Mac 0.75% 2018	500	486
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	2,000	1,938
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	1,530	1,477
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,507
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	1,500	1,395
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,719
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	2,000	1,897
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	35	32
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	164	150
Freddie Mac 3.724% 2039[2,3]	6	7
Freddie Mac 4.50% 2039[2]	64	68
Freddie Mac 6.50% 2039[2]	937	1,043
Hungarian Government 4.125% 2018	5,380	5,402
Hungarian Government 6.25% 2020	11,020	11,943
Hungarian Government 5.375% 2023	4,290	4,257
Latvia (Republic of) 2.75% 2020	8,925	8,557
Latvia (Republic of) 5.25% 2021	5,530	5,954
Polish Government 6.375% 2019	6,225	7,291
Polish Government 5.125% 2021	3,500	3,811
Polish Government 5.00% 2022	1,475	1,580
Bank of America Corp. 3.75% 2016	225	239
Bank of America Corp. 5.75% 2017	405	461
Bank of America Corp. 5.65% 2018	285	325
Bank of America Corp. 2.60% 2019	2,380	2,392
Bank of America Corp. 7.625% 2019	285	354
Bank of America Corp. 3.30% 2023	6,525	6,176
Bank of America Corp. 4.10% 2023	1,350	1,356
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[3]	1,020	903
JPMorgan Chase & Co. 3.45% 2016	1,500	1,574
JPMorgan Chase & Co. 1.625% 2018	7,570	7,417
JPMorgan Chase & Co. 3.25% 2022	1,000	959
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[3]	650	587
Bermudan Government 5.603% 2020[7]	1,520	1,642
Bermudan Government 4.138% 2023[7]	300	288
Bermudan Government 4.854% 2024[7]	8,210	8,225
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 2037[2,3]	33	33
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.81% 2043[2,3]	283	305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	480	527
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[2,3]	1,250	1,367
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,7]	1,125	1,174
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,7]	2,500	2,624
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[2,3]	2,000	2,224
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,500	1,649
Sprint Capital Corp. 6.90% 2019	3,500	3,841
Sprint Nextel Corp. 7.00% 2020	1,250	1,359
Sprint Corp. 7.875% 2023[7]	4,075	4,391
Sprint Capital Corp. 8.75% 2032	250	269
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[2,3]	884	966
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	4,950
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	1,841	2,077
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,3]	1,510	1,658
First Data Corp. 6.75% 2020[7]	2,850	2,978
First Data Corp. 11.75% 2021[7]	2,000	2,120
First Data Corp. 12.625% 2021	3,398	4,005
Goldman Sachs Group, Inc. 2.90% 2018	4,095	4,170
Goldman Sachs Group, Inc. 7.50% 2019	800	975
Goldman Sachs Group, Inc. 3.625% 2023	3,690	3,574
Goldman Sachs Group, Inc. 6.25% 2041	270	311
Verizon Communications Inc. 5.15% 2023	3,670	3,942
Verizon Communications Inc. 6.55% 2043	4,285	5,014
Slovenia (Republic of) 4.75% 2018[7]	1,620	1,669
Slovenia (Republic of) 5.50% 2022[7]	425	426
Slovenia (Republic of) 5.50% 2022	200	200
Slovenia (Republic of) 5.85% 2023[7]	6,425	6,554
Lithuania (Republic of) 7.375% 2020	3,000	3,620
Lithuania (Republic of) 6.125% 2021[7]	2,080	2,367
Lithuania (Republic of) 6.625% 2022	1,500	1,757
Lithuania (Republic of) 6.625% 2022[7]	750	878
Government National Mortgage Assn. 3.00% 2027[2]	321	330
Government National Mortgage Assn. 2.50% 2028[2]	2,777	2,782
Government National Mortgage Assn. 2.50% 2028[2]	239	239
Government National Mortgage Assn. 2.50% 2028[2]	168	168
Government National Mortgage Assn. 2.50% 2028[2]	168	168
Government National Mortgage Assn. 2.50% 2028[2]	145	146
Government National Mortgage Assn. 4.50% 2043[2]	3,957	4,238
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	4,920	6,517
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	285	376
State of California, Various Purpose General Obligation Bonds, 5.00% 2043	520	529
StatoilHydro ASA 1.80% 2016	1,500	1,534
Statoil ASA 0.531% 2018[3]	1,575	1,577
Statoil ASA 1.95% 2018	1,460	1,448
Statoil ASA 3.70% 2024	1,950	1,937
Statoil ASA 4.25% 2041	1,000	917
Kinder Morgan Energy Partners, LP 6.00% 2017	140	157
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,091
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,470
Kinder Morgan Energy Partners, LP 4.15% 2024	3,675	3,557
Morgan Stanley 2.125% 2018	2,275	2,257
Morgan Stanley, Series F, 5.625% 2019	4,000	4,550
AbbVie Inc. 1.75% 2017	760	759
AbbVie Inc. 2.90% 2022	3,045	2,847
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

AbbVie Inc. 4.40% 2042	US$3,230	US$3,013
MetroPCS Wireless, Inc. 6.25% 2021[7]	2,725	2,837
T-Mobile US, Inc. 6.731% 2022	1,250	1,308
MetroPCS Wireless, Inc. 6.625% 2023[7]	2,375	2,461
Cox Communications, Inc. 2.95% 2023[7]	7,300	6,381
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,366
MidAmerican Energy Holdings Co. 3.75% 2023[7]	3,880	3,786
Deutsche Telekom International Finance BV 3.125% 2016[7]	760	792
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,416
Deutsche Telekom International Finance BV 4.875% 2042[7]	150	143
Prologis, Inc. 6.125% 2016	690	778
Prologis, Inc. 3.35% 2021	2,595	2,521
Prologis, Inc. 4.25% 2023	2,075	2,051
Burlington Northern Santa Fe LLC 5.75% 2018	40	46
Burlington Northern Santa Fe LLC 4.70% 2019	370	406
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,697
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,028
Burlington Northern Santa Fe LLC 3.05% 2022	1,100	1,032
Glencore Xstrata LLC 1.70% 2016[7]	300	300
Xstrata Canada Financial Corp. 2.70% 2017[3,7]	1,250	1,265
Glencore Xstrata LLC 1.604% 2019[3,7]	2,475	2,413
Xstrata Canada Financial Corp. 4.95% 2021[7]	200	203
Glencore Xstrata LLC 4.125% 2023[7]	890	832
Turkey (Republic of) 4.557% 2018[7]	775	765
Turkey (Republic of) 6.25% 2022	3,120	3,248
Turkey (Republic of) 6.75% 2040	870	845
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[2,7]	4,765	4,726
Westfield Group 7.125% 2018[7]	3,070	3,647
Westfield Group 4.625% 2021[7]	500	528
Westfield Group 3.375% 2022[7]	540	511
Reynolds Group Inc. 9.00% 2019	1,250	1,347
Reynolds Group Inc. 9.875% 2019	680	760
Reynolds Group Inc. 5.75% 2020	2,465	2,527
Dollar General Corp. 3.25% 2023	4,890	4,500
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,3]	547	596
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2,3]	1,064	1,146
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.649% 2049[2,3]	835	924
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.813% 2051[2,3]	955	1,055
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.207% 2051[2,3]	670	765
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,7]	4,273	4,384
Croatian Government 6.625% 2020	3,000	3,229
Croatian Government 6.625% 2020[7]	580	624
Croatian Government 6.375% 2021[7]	470	494
International Business Machines Corp. 0.75% 2015	900	904
International Business Machines Corp. 1.625% 2020	2,250	2,110
International Business Machines Corp. 3.375% 2023	1,300	1,267
Express Scripts Inc. 3.125% 2016	3,750	3,916
Express Scripts Inc. 3.90% 2022	350	350
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[2,3,8]	1,600	1,622
Neiman Marcus Group LTD Inc. 8.00% 2021[7]	825	866
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,7]	1,675	1,763
General Electric Co. 2.70% 2022	80	75
General Electric Capital Corp. 3.10% 2023	4,400	4,176
American International Group, Inc. 3.00% 2015	375	385
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

American International Group, Inc. 3.80% 2017	US$1,500	US$1,603
American International Group, Inc. 3.375% 2020	1,500	1,509
American International Group, Inc. 4.125% 2024	705	701
Intelsat Jackson Holding Co. 7.25% 2020	350	385
Intelsat Jackson Holding Co. 6.625% 2022[7]	3,175	3,286
Intelsat Jackson Holding Co. 6.625% 2022	450	466
Gazprom OJSC, Series 9, 6.51% 2022	3,775	4,072
Telecom Italia Capital SA 7.175% 2019	1,819	2,051
Telecom Italia Capital SA 7.20% 2036	466	451
Telecom Italia Capital SA 7.721% 2038	1,551	1,559
Citigroup Inc. 4.75% 2015	1,180	1,242
Citigroup Inc. 2.50% 2018	200	201
Citigroup Inc. 3.875% 2023	1,190	1,170
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[3]	1,615	1,424
Dell, Inc. Term Loan B, 4.50% 2020[2,3,8]	4,000	4,015
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,850	3,856
Altria Group, Inc. 9.95% 2038	750	1,144
Altria Group, Inc. 4.50% 2043	2,500	2,209
Altria Group, Inc. 5.375% 2044	500	502
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,8]	2,264	2,272
Cricket Communications, Inc. 7.75% 2020	1,275	1,458
British American Tobacco International Finance PLC 2.125% 2017[7]	575	582
British American Tobacco International Finance PLC 9.50% 2018[7]	2,378	3,133
Frontier Communications Corp. 8.50% 2020	1,350	1,519
Frontier Communications Corp. 9.25% 2021	1,850	2,141
Citycenter, Term Loan B, 5.00% 2020[2,3,8]	3,600	3,659
Realogy Corp., Letter of Credit, 4.25% 2016[2,3,8]	21	21
Realogy Corp. 7.875% 2019[7]	2,250	2,481
Realogy Corp. 7.625% 2020[7]	1,000	1,128
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	955
Enbridge Energy Partners, LP 9.875% 2019	750	971
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,648
Boyd Gaming Corp. 9.125% 2018	700	765
Boyd Gaming Corp. 9.00% 2020	2,525	2,778
CEMEX Finance LLC 7.25% 2021[7]	1,750	1,816
CEMEX Finance LLC 9.375% 2022[7]	1,505	1,704
Ford Motor Credit Co. 2.375% 2018	3,475	3,511
Inmet Mining Corp. 8.75% 2020[7]	2,740	2,987
Inmet Mining Corp. 7.50% 2021[7]	455	478
NII Capital Corp. 10.00% 2016	50	27
NII Capital Corp. 7.875% 2019[7]	1,500	1,140
NII Capital Corp. 8.875% 2019	800	348
NII Capital Corp. 11.375% 2019[7]	525	441
NII Capital Corp. 7.625% 2021	3,250	1,357
Petróleos Mexicanos 3.50% 2018	3,135	3,225
Rabobank Nederland/FI 4.625% 2023	3,170	3,193
Hospitality Properties Trust 6.30% 2016	2,000	2,160
Hospitality Properties Trust 6.70% 2018	905	1,016
Progress Energy, Inc. 6.05% 2014	1,000	1,011
Progress Energy, Inc. 7.05% 2019	1,210	1,451
Progress Energy, Inc. 7.75% 2031	550	708
Volvo Treasury AB 5.95% 2015[7]	2,920	3,091
Viacom Inc. 4.25% 2023	2,450	2,446
Viacom Inc. 5.85% 2043	575	605
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

HSBC Finance Corp. 0.669% 2016[3]	US$ 500	US$ 499
HSBC Bank PLC 1.50% 2018[7]	825	806
HSBC USA Inc. 2.625% 2018	1,475	1,501
HSBC Holdings PLC 4.00% 2022	175	180
Comcast Corp. 5.30% 2014	200	200
Comcast Corp. 6.30% 2017	1,020	1,188
Comcast Corp. 5.875% 2018	340	390
Comcast Corp. 6.95% 2037	820	1,008
Comcast Corp. 6.40% 2040	150	173
AvalonBay Communities, Inc. 3.625% 2020	2,900	2,933
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[7]	1,240	1,263
Commonwealth Bank of Australia 0.75% 2017[2,7]	1,650	1,652
Telefónica Emisiones, SAU 3.192% 2018	2,365	2,410
Telefónica Emisiones, SAU 4.57% 2023	500	493
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	32	33
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,405	1,524
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,3]	1,000	1,106
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.614% 2049[2,3]	200	213
Bank of New York Mellon Corp. 3.95% 2025	2,900	2,872
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[2,3,8]	374	377
Kinetic Concepts, Inc. 10.50% 2018	1,405	1,623
Kinetic Concepts, Inc. 12.50% 2019	750	851
Norfolk Southern Corp. 5.75% 2016	985	1,077
Norfolk Southern Corp. 3.25% 2021	835	809
Norfolk Southern Corp. 3.00% 2022	1,000	945
Time Warner Inc. 4.05% 2023	2,565	2,558
Time Warner Inc. 6.50% 2036	240	271
Pernod Ricard SA 2.95% 2017[7]	2,000	2,066
Pernod Ricard SA 4.45% 2022[7]	720	729
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[2,3]	1,150	1,220
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,387	1,515
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,8]	2,244	2,251
Gardner Denver, Inc. 6.875% 2021[7]	400	401
inVentiv Health Inc. 9.00% 2018[7]	2,500	2,625
Morocco Government 5.50% 2042	3,100	2,611
UniCredito Italiano SpA 6.00% 2017[7]	2,425	2,591
CenterPoint Energy Resources Corp. 4.50% 2021	2,415	2,577
NBC Universal Enterprise, Inc. 0.929% 2018[3,7]	1,500	1,507
NBC Universal Enterprise, Inc. 1.974% 2019[7]	800	783
NBCUniversal Media, LLC 5.15% 2020	250	280
Spectra Energy Partners, LP 2.95% 2018	610	619
Spectra Energy Partners, LP 4.75% 2024	1,855	1,892
CVS Caremark Corp. 4.00% 2023	2,500	2,496
PNC Financial Services Group, Inc. 2.854% 2022	2,670	2,480
American Express Co. 0.828% 2018[3]	625	625
American Express Co. 1.55% 2018	1,875	1,832
Tennessee Valley Authority 5.88% 2036	500	578
Tennessee Valley Authority 5.25% 2039	1,750	1,878
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,8]	1,571	1,553
Arch Coal, Inc. 7.00% 2019	1,125	900
Berkshire Hathaway Inc. 2.00% 2018	2,425	2,428
Select Medical Holdings Corp. 6.375% 2021	2,430	2,387
BNP Paribas 2.40% 2018	190	191
BNP Paribas 5.00% 2021	2,000	2,195
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	US$ 250	US$ 295
CMS Energy Corp. 8.75% 2019	10	13
CMS Energy Corp. 6.25% 2020	30	35
CMS Energy Corp. 5.05% 2022	1,555	1,679
Consumers Energy Co. 3.375% 2023	345	336
Needle Merger Sub Corp. 8.125% 2019[7]	2,200	2,313
Kimco Realty Corp., Series C, 4.904% 2015	235	245
Kimco Realty Corp. 5.70% 2017	500	559
Kimco Realty Corp. 6.875% 2019	1,250	1,491
Transocean Inc. 2.50% 2017	350	354
Transocean Inc. 6.375% 2021	710	798
Transocean Inc. 3.80% 2022	1,200	1,138
ConvaTec Finance International SA 8.25% 2019[4,7]	2,200	2,258
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,7]	1,082	1,136
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,7]	1,000	1,105
SABMiller Holdings Inc. 2.45% 2017[7]	200	205
SABMiller Holdings Inc. 3.75% 2022[7]	775	778
SABMiller Holdings Inc. 4.95% 2042[7]	1,230	1,222
Anheuser-Busch InBev NV 3.625% 2015	980	1,020
Anheuser-Busch InBev NV 7.75% 2019	700	875
Anheuser-Busch InBev NV 5.375% 2020	250	287
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,166
Developers Diversified Realty Corp. 4.75% 2018	940	1,015
R.R. Donnelley & Sons Co. 7.875% 2021	1,250	1,394
R.R. Donnelley & Sons Co. 6.50% 2023	775	787
PTT Exploration & Production Ltd. 5.692% 2021[7]	2,000	2,134
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,130
Forest Laboratories, Inc. 5.00% 2021[7]	2,065	2,078
BP Capital Markets PLC 0.658% 2016[3]	2,060	2,070
NGPL PipeCo LLC 9.625% 2019[7]	2,100	2,063
QGOG Constellation SA 6.25% 2019[7]	2,150	2,059
DaimlerChrysler North America Holding Corp. 2.40% 2017[7]	2,000	2,032
Pacific Rubiales Energy Corp. 5.375% 2019[7]	2,000	2,020
Canadian National Railway Co. 4.95% 2014	2,005	2,008
Gilead Sciences, Inc. 2.40% 2014	200	203
Gilead Sciences, Inc. 3.05% 2016	1,505	1,590
Gilead Sciences, Inc. 4.40% 2021	200	214
GlaxoSmithKline Capital Inc. 1.50% 2017	2,000	2,002
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,8]	1,471	1,460
SRA International, Inc. 11.00% 2019	500	523
FMG Resources 8.25% 2019[7]	1,750	1,971
Williams Partners L.P. 4.125% 2020	375	385
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	225	246
Williams Partners L.P. 4.50% 2023	1,340	1,331
PDC Energy Inc. 7.75% 2022	1,800	1,953
JBS SA 7.75% 2020[7]	1,925	1,949
VPI Escrow Corp. 6.375% 2020[7]	535	566
VPI Escrow Corp. 7.50% 2021[7]	1,240	1,367
Standard Chartered PLC 3.85% 2015[7]	1,670	1,737
Standard Chartered Bank 3.95% 2023[7]	200	186
ConAgra Foods, Inc. 1.30% 2016	800	802
ConAgra Foods, Inc. 3.20% 2023	1,200	1,114
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[7]	1,825	1,880
JMC Steel Group Inc. 8.25% 2018[7]	1,850	1,873
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Imperial Tobacco Finance PLC 3.50% 2023[7]	US$2,000	US$1,866
Freescale Semiconductor, Inc. 6.00% 2022[7]	1,825	1,852
Reynolds American Inc. 4.85% 2023	600	620
Reynolds American Inc. 6.15% 2043	1,125	1,215
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	1,120	1,134
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.858% 2050[2,3]	630	699
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[7]	1,700	1,811
Altice Finco SA 6.50% 2022[7]	1,300	1,316
Altice Finco SA 8.125% 2024[7]	475	494
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	1,900	1,807
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,719
Michaels Stores, Inc. 7.50% 2018[3,4,7]	600	627
Michaels Stores, Inc. 7.75% 2018	1,000	1,090
Caesars Entertainment Operating Co. 9.00% 2020	1,000	978
Caesars Entertainment Operating Co. 9.00% 2020	750	733
United Rentals, Inc. 7.375% 2020	1,500	1,671
Post Holdings, Inc. 6.75% 2021[7]	825	856
Post Holdings, Inc. 7.375% 2022	750	806
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	829	914
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.164% 2045[2,3]	615	704
Digicel Group Ltd. 8.25% 2020[7]	1,550	1,614
Slovakia Government 4.375% 2022[7]	1,500	1,554
Volkswagen International Finance NV 2.375% 2017[7]	1,500	1,542
RCI Banque 3.50% 2018[7]	1,500	1,535
Samson Investment Co. 10.25% 2020[7]	1,400	1,533
US Investigations Services, Inc., Term Loan B, 4.75% 2015[2,3,8]	172	172
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,8]	697	695
US Investigations Services, Inc. 10.50% 2015[7]	700	628
US Investigations Services, Inc. 11.75% 2016[7]	45	32
Teekay Corp. 8.50% 2020	1,375	1,494
United Technologies Corp. 1.80% 2017	1,430	1,453
Western Gas Partners LP 4.00% 2022	1,500	1,432
Tenet Healthcare Corp. 8.125% 2022	1,325	1,431
Amgen Inc. 2.50% 2016	1,125	1,165
Amgen Inc. 2.125% 2017	250	253
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,3]	565	633
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,3]	690	784
Marks and Spencer Group PLC 6.25% 2017[7]	1,250	1,403
Alcatel-Lucent USA Inc. 4.625% 2017[7]	700	704
Alcatel-Lucent USA Inc. 6.75% 2020[7]	450	469
Alcatel-Lucent USA Inc. 8.875% 2020[7]	200	224
Ply Gem Industries, Inc. 8.25% 2018	1,298	1,389
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,8]	224	225
Univision Communications Inc. 8.50% 2021[7]	1,040	1,149
Builders Firstsource 7.625% 2021[7]	1,300	1,362
Total Capital International 1.55% 2017	540	540
Total Capital International 2.875% 2022	465	442
Total Capital Canada Ltd. 2.75% 2023	405	374
Wind Acquisition SA 11.75% 2017[7]	825	879
Wind Acquisition SA 7.25% 2018[7]	450	476
CEZ, a s 4.25% 2022[7]	1,340	1,345
Russian Federation 3.25% 2017[7]	800	837
Russian Federation 5.625% 2042[7]	500	499
Regions Financial Corp. 7.75% 2014	29	31
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Regions Financial Corp. 5.75% 2015	US$ 150	US$ 160
Regions Financial Corp. 2.00% 2018	1,175	1,138
McClatchy Co. 9.00% 2022	1,175	1,298
Alpha Natural Resources, Inc. 6.00% 2019	500	434
Alpha Natural Resources, Inc. 6.25% 2021	1,000	860
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,287
Husky Energy Inc. 7.25% 2019	1,040	1,256
Iron Mountain Inc. 5.75% 2024	1,325	1,236
Korea Development Bank 8.00% 2014	1,225	1,229
Del Monte Corp. 7.625% 2019	1,175	1,223
LightSquared, Term Loan B, 12.00% 2014[2,4,8,9]	1,014	1,212
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	1,087	1,193
Nortek Inc. 10.00% 2018	700	776
Nortek Inc. 8.50% 2021	370	412
France Government Agency-Guaranteed, Société Finance 2.875% 2014[7]	1,150	1,171
Coca-Cola Co. 3.20% 2023	1,215	1,169
Warner Music Group 11.50% 2018	1,000	1,155
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,230	1,147
DJO Finance LLC 9.75% 2017	315	322
DJO Finance LLC 7.75% 2018	310	317
DJO Finance LLC 8.75% 2018	125	138
DJO Finance LLC 9.875% 2018	335	362
Royal Bank of Canada 1.50% 2018	1,160	1,138
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,120
Academy Sports 9.25% 2019[7]	1,000	1,110
Barclays Bank PLC 5.125% 2020	1,000	1,109
Roche Holdings, Inc. 6.00% 2019[7]	228	267
Roche Holdings, Inc. 7.00% 2039[7]	630	831
Koninklijke KPN NV 8.375% 2030	860	1,090
TransDigm Inc. 7.75% 2018	805	867
TransDigm Inc. 5.50% 2020	225	221
LSB Industries, Inc. 7.75% 2019[7]	1,025	1,081
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[7]	1,000	1,071
Holcim Ltd. 5.15% 2023[7]	1,040	1,068
QBE Insurance Group Ltd. 2.40% 2018[7]	1,100	1,057
Kraft Foods Inc. 2.25% 2017	455	461
Kraft Foods Inc. 5.375% 2020	523	590
Chinos Holdings, Inc. 7.75% 2019[3,4,7]	1,025	1,051
Toronto-Dominion Bank 2.375% 2016	1,000	1,039
Unum Group 5.625% 2020	945	1,036
Jaguar Land Rover PLC 7.75% 2018[7]	955	1,033
Shell International Finance BV 4.00% 2014	1,010	1,018
Simon Property Group, LP 10.35% 2019	750	1,015
Chevron Corp. 1.718% 2018	250	249
Chevron Corp. 2.355% 2022	820	746
ERP Operating LP 4.625% 2021	940	991
Devon Energy Corp. 3.25% 2022	1,010	963
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	90	99
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	277
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,3]	380	415
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.733% 2049[2,3]	150	166
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	859	939
Teco Finance, Inc. 6.572% 2017	30	35
Teco Finance, Inc. 5.15% 2020	45	49
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Tampa Electric Co. 4.10% 2042	US$930	US$837
Stater Bros. Holdings Inc. 7.75% 2015	900	905
Virgin Media Finance PLC 8.375% 2019[7]	800	876
Carnival Corp. 3.95% 2020	870	871
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[7]	855	870
Schaeffler Holding Finance BV 6.875% 2018[3,4,7]	800	852
Pacific Gas and Electric Co. 3.25% 2023	580	550
Pacific Gas and Electric Co. 3.85% 2023	300	298
Marfrig Holdings (Europe) BV 8.375% 2018	500	468
Marfrig Overseas Ltd. 9.50% 2020[7]	300	282
Marfrig Overseas Ltd. 9.50% 2020	100	94
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	781	842
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[2,3,8]	274	278
Playa Resorts Holding BV 8.00% 2020[7]	525	560
Esterline Technologies Corp. 7.00% 2020	760	825
Philip Morris International Inc. 1.875% 2019	840	821
PRA Holdings, Inc. 9.50% 2023[7]	765	819
American Tower Corp. 7.00% 2017	700	807
American Electric Power Co. 1.65% 2017	815	799
DAE Aviation Holdings, Inc. 11.25% 2015[7]	795	798
Walter Energy, Inc. 9.50% 2019[7]	750	795
Vodafone Group PLC 0.90% 2016	500	502
Vodafone Group PLC 2.50% 2022	317	280
UnitedHealth Group Inc. 2.875% 2023	835	777
CEVA Group PLC 11.625% 2016[7]	625	659
CEVA Group PLC 8.375% 2017[7]	108	113
Electricité de France SA 6.95% 2039[7]	625	764
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	750	755
International Paper Co. 7.30% 2039	600	741
FirstEnergy Corp., Series A, 2.75% 2018	750	737
Veolia Environnement 6.00% 2018	630	715
South Korean Government 5.75% 2014	700	710
Intercontinentalexchange, Inc. 4.00% 2023	700	704
Thomson Reuters Corp. 4.30% 2023	700	703
Sabine Pass Liquefaction, LLC 5.625% 2021[7]	700	688
Symbion Inc. 8.00% 2016	630	671
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,8]	658	665
TRAC Intermodal 11.00% 2019	575	660
IMS Health Inc. 7.375% 2018[4,7]	625	653
Milacron LLC 7.75% 2021[7]	600	633
Union Pacific Corp. 4.821% 2044[7]	650	630
SBA Communications Corp. 5.75% 2020	600	627
Level 3 Communications, Inc. 8.125% 2019	400	441
Level 3 Communications, Inc. 11.875% 2019	150	173
Staples, Inc. 9.75% 2014	600	602
Consolidated Edison Company of New York, Inc., Series 2013-A, 3.95% 2043	670	591
Enbridge Inc. 4.00% 2023	600	589
WellPoint, Inc. 2.30% 2018	585	581
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	233
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,8]	398	338
SBC Communications Inc. 5.10% 2014	100	103
AT&T Inc. 1.40% 2017	300	296
AT&T Inc. 4.30% 2042	200	170
Genworth Holdings, Inc. 4.90% 2023	550	550
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Wells Fargo & Co. 2.15% 2019	US$550	US$ 549
Petrobras International Finance Co. 5.75% 2020	200	207
Petrobras Global Finance Co. 4.375% 2023	350	315
Schlumberger Investment SA 3.65% 2023	525	521
Serena Software, Inc. 10.375% 2016	502	505
WM. Wrigley Jr. Co 3.375% 2020[7]	505	499
ABB Finance (USA) Inc. 2.875% 2022	510	482
Israeli Government 4.00% 2022	450	468
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[7]	455	458
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	455
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	411	453
Newcrest Finance Pty Ltd. 4.45% 2021[7]	525	437
HBOS PLC 6.75% 2018[7]	375	426
TitleMax Finance Corp. 8.50% 2018[7]	375	401
ACE INA Holdings Inc. 2.60% 2015	365	378
Energy Transfer Partners, L.P. 3.60% 2023	400	371
Iberdrola Finance Ireland 3.80% 2014[7]	335	342
TransCanada PipeLines Ltd. 7.625% 2039	250	334
Royal Bank of Scotland PLC 5.625% 2020	290	325
CME Group Inc. 5.30% 2043	300	314
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	310
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	200	218
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.91% 2049[2,3]	70	78
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[2,3]	260	290
National Grid PLC 6.30% 2016	250	281
CNA Financial Corp. 7.35% 2019	230	279
AXA SA 8.60% 2030	220	271
Entergy Corp. 4.70% 2017	250	269
BHP Billiton Finance (USA) Ltd. 5.00% 2043	260	264
DISH DBS Corp. 4.625% 2017	250	263
News America Inc. 5.40% 2043[7]	250	253
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	29	31
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	62	70
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	128	147
Quebecor Media Inc. 5.75% 2023	250	243
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,8]	233	235
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[7]	240	225
Crescent Resources 10.25% 2017[7]	175	191
McKesson Corp. 3.25% 2016	180	188
E.ON International Finance BV 6.65% 2038[7]	150	180
Brandywine Operating Partnership, LP 3.95% 2023	190	178
Intesa Sanpaolo SpA 6.50% 2021[7]	150	164
France Télécom 4.375% 2014	140	143
Canadian Natural Resources Ltd. 5.70% 2017	100	112
Santander Issuances, SA Unipersonal 6.50% 2019[3,7]	100	102
Continental Resources Inc. 7.375% 2020	75	85
Midwest Generation, LLC, Series B, 8.56% 2016[2,9]	40	46
Tyson Foods, Inc. 6.60% 2016[3]	40	45
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[2,3,8]	10	6
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[2,3,8]	6	6
		1,091,168
Total bonds, notes & other debt instruments (cost: $2,356,149,000)		2,381,660

Convertible securities 0.02%
		Value
U.S. dollars 0.02%	Shares	(000)

CEVA Group PLC, Series A-1, 3.239% convertible preferred[10]	329	US$ 551
CEVA Group PLC, Series A-2, 2.239% convertible preferred[10,11]	36	46
Total convertible securities (cost: $386,000)		597
Preferred securities 0.11%

U.S. dollars 0.11%

Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	63,850	1,505
Citigroup Inc., Series K, depositary shares	50,000	1,269
Total preferred securities (cost: $2,845,000)		2,774
Common stocks 0.05%

U.S. dollars 0.05%

Beech Holdings, LLC[10,11,12]	84,556	688
CEVA Group PLC[7,10,12]	431	542
Atrium Corp.[7,10,12]	2	—
Total common stocks (cost: $2,458,000)		1,230
	Principal amount
Short-term securities 7.62%	(000)

Federal Home Loan Bank 0.05%–0.06% due 1/24–3/21/2014	US$90,000	89,987
Toronto-Dominion Holdings USA Inc. 0.13% due 1/6/2014[7]	25,000	24,999
Gotham Funding Corp. 0.16% due 1/14/2014[7]	12,200	12,199
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.11% due 1/6/2014	10,000	10,000
Mizuho Funding LLC 0.165% due 1/22/2014[7]	20,000	19,998
International Bank for Reconstruction and Development 0.12% due 3/5/2014	15,200	15,198
Wal-Mart Stores, Inc. 0.06% due 2/24/2014[7]	15,000	14,999
General Electric Capital Corp. 0.05% due 1/2/2014	9,900	9,900
Total short-term securities (cost: $197,282,000)		197,280
Total investment securities (cost: $2,559,120,000)		2,583,541
Other assets less liabilities		5,249
Net assets		$2,588,790

[1]	Step bond; coupon rate will increase at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,951,000, which represented .11% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $268,275,000, which represented 10.36% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,062,000, which represented .81% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,827,000, which represented .07% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 1,459	$ 688.03%
CEVA Group PLC, Series A-2, 2.244% convertible preferred	3/10/2010	52	46.00
Total restricted securities		$1,511	$734.03%

[12]	Security did not produce income during the last 12 months.

High-Income Bond FundSM

Investment portfolio

December 31, 2013

Bonds, notes & other debt instruments 89.79%
Corporate bonds & notes 88.96%	Principal amount	Value
Telecommunication services 16.67%	(000)	(000)

Sprint Nextel Corp. 6.00% 2016	$ 785	$ 859
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,709
Sprint Nextel Corp. 8.375% 2017	1,225	1,424
Sprint Nextel Corp. 9.125% 2017	2,350	2,773
Sprint Nextel Corp. 9.00% 2018[1]	4,000	4,830
Sprint Capital Corp. 6.90% 2019	1,550	1,701
Sprint Nextel Corp. 7.00% 2020	20,650	22,457
Sprint Corp. 7.25% 2021[1]	11,150	12,014
Sprint Nextel Corp. 11.50% 2021	4,950	6,509
Sprint Corp. 7.875% 2023[1]	2,050	2,209
Wind Acquisition SA 11.75% 2017[1]	17,618	18,763
Wind Acquisition SA 11.75% 2017	€8,550	12,528
Wind Acquisition SA 7.25% 2018[1]	$5,975	6,319
Wind Acquisition SA 7.25% 2018[1]	2,000	2,105
Wind Acquisition SA 7.375% 2018	€4,075	5,940
T-Mobile US, Inc. 6.542% 2020	$ 4,100	4,382
MetroPCS Wireless, Inc. 6.25% 2021[1]	16,950	17,649
T-Mobile US, Inc. 6.731% 2022	3,500	3,662
MetroPCS Wireless, Inc. 6.625% 2023[1]	19,150	19,844
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	18,333	18,398
Cricket Communications, Inc. 7.75% 2020	12,575	14,383
NII Capital Corp. 10.00% 2016	16,275	8,707
NII Capital Corp. 7.875% 2019[1]	8,000	6,080
NII Capital Corp. 8.875% 2019	6,125	2,664
NII Capital Corp. 11.375% 2019[1]	7,785	6,539
NII Capital Corp. 7.625% 2021	19,125	7,985
Intelsat Luxembourg Holding Co. 6.75% 2018[1]	1,470	1,569
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,209
Intelsat Jackson Holding Co. 6.625% 2022[1]	14,700	15,214
Intelsat Jackson Holding Co. 6.625% 2022	5,425	5,615
Digicel Group Ltd. 8.25% 2020[1]	17,300	18,014
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,466
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	20,663
Frontier Communications Corp. 8.125% 2018	1,250	1,434
Frontier Communications Corp. 8.50% 2020	5,775	6,497
Frontier Communications Corp. 9.25% 2021	4,525	5,238
Frontier Communications Corp. 8.75% 2022	550	613
Trilogy International Partners, LLC 10.25% 2016[1]	8,575	8,618
Altice Finco SA 6.50% 2022[1]	6,100	6,176
Altice Finco SA 8.125% 2024[1]	1,925	2,002
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,200
Telecom Italia Capital SA 6.999% 2018	3,000	3,338
SBA Communications Corp. 5.75% 2020	2,175	2,273
Level 3 Communications, Inc. 8.125% 2019	1,150	1,268
Level 3 Communications, Inc. 11.875% 2019	750	866
		322,706
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 14.67%	(000)	(000)

EchoStar DBS Corp. 7.75% 2015	$ 1,000	$ 1,087
EchoStar DBS Corp. 7.125% 2016	325	361
DISH DBS Corp. 4.625% 2017	6,875	7,219
DISH DBS Corp. 4.25% 2018	14,775	15,107
DISH DBS Corp. 7.875% 2019	700	803
DISH DBS Corp. 5.125% 2020	4,400	4,422
Caesars Entertainment Operating Co. 11.25% 2017	6,995	7,135
Caesars Entertainment Operating Co. 8.00% 2020[1]	4,275	4,467
Caesars Entertainment Operating Co. 9.00% 2020	6,475	6,329
Caesars Entertainment Operating Co. 9.00% 2020	6,075	5,938
Boyd Gaming Corp. 9.125% 2018	9,190	10,040
Boyd Gaming Corp. 9.00% 2020	10,750	11,825
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[2,3,4]	7,800	7,909
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	5,000	5,250
Neiman Marcus Group LTD Inc. 8.75% 2021[1,2,5]	4,975	5,236
MGM Resorts International 5.875% 2014	325	327
MGM Resorts International 6.625% 2015	1,725	1,859
MGM Resorts International 6.875% 2016	4,000	4,420
MGM Resorts International 7.50% 2016	725	816
MGM Resorts International 8.625% 2019	4,200	4,945
MGM Resorts International 6.75% 2020	725	778
MGM Resorts International 7.75% 2022	750	842
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,7]	2,000	2,000
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5]	11,524	10,487
Hilton Worldwide, Term Loan B, 4.00% 2020[2,3,4]	3,928	3,964
Hilton Hotels Corp. 5.625% 2021[1]	6,325	6,574
Needle Merger Sub Corp. 8.125% 2019[1]	9,955	10,465
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	9,900	10,197
Citycenter, Term Loan B, 5.00% 2020[2,3,4]	9,700	9,860
Michaels Stores, Inc. 7.50% 2018[1,2,5]	2,500	2,612
Michaels Stores, Inc. 7.75% 2018	5,250	5,722
Michaels Stores, Inc. 5.875% 2020[1]	500	504
Univision Communications Inc. 6.875% 2019[1]	790	848
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	2,743	2,762
Univision Communications Inc. 8.50% 2021[1]	4,570	5,050
Univision Communications Inc. 5.125% 2023[1]	115	115
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	6,075	5,619
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,002
Schaeffler Holding Finance BV 6.875% 2018[2,5]	€3,800	5,613
Schaeffler Holding Finance BV 6.875% 2018[1,2,5]	$2,025	2,157
DineEquity, Inc. 9.50% 2018	5,950	6,634
Cumulus Media Holdings Inc. 7.75% 2019	2,685	2,846
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	3,570	3,601
Royal Caribbean Cruises Ltd. 11.875% 2015	5,050	5,871
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,345
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	900	925
Academy Sports 9.25% 2019[1]	4,700	5,217
Chinos Holdings, Inc. 7.75% 2019[1,2,5]	4,825	4,946
Warner Music Group 11.50% 2018	2,750	3,176
Warner Music Group 13.75% 2019	1,275	1,524
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[2,3,4]	1,496	1,519
Playa Resorts Holding BV 8.00% 2020[1]	2,925	3,119
Burger King Corp 0%/11.00% 2019[1,8]	4,800	4,344
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,798
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Quebecor Media Inc. 7.75% 2016	$ 923	$ 937
Quebecor Media Inc. 5.75% 2023	2,775	2,699
McClatchy Co. 9.00% 2022	3,275	3,619
Virgin Media Finance PLC 8.375% 2019[1]	2,175	2,382
UPC Germany GmbH 9.625% 2019	€800	1,233
Jaguar Land Rover PLC 7.75% 2018[1]	$ 1,175	1,270
Jaguar Land Rover PLC 8.125% 2021[1]	2,025	2,314
Gannett Co., Inc. 5.125% 2019[1]	1,415	1,475
Gannett Co., Inc. 6.375% 2023[1]	1,885	1,956
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,475	2,614
Local T.V. Finance LLC 9.25% 2015[1,2,5]	2,267	2,287
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,190
Cinemark USA, Inc. 4.875% 2023	2,000	1,890
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,693
Limited Brands, Inc. 6.625% 2021	1,375	1,516
Pinnacle Entertainment, Inc. 6.375% 2021[1]	1,450	1,490
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,414
Stackpole Intl. 7.75% 2021[1]	1,150	1,202
General Motors Financial Co. 3.25% 2018[1]	850	852
General Motors Financial Co. 6.75% 2018	150	172
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	980
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	831
LBI Media, Inc. 13.50% 2020[1,2,5]	687	474
		284,021
Industrials 13.14%

Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,745	5,932
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	6,500	6,662
Navios Maritime Holdings Inc. 7.375% 2022[1]	10,050	10,125
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	20,436
R.R. Donnelley & Sons Co. 7.25% 2018	5,600	6,384
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,791
R.R. Donnelley & Sons Co. 7.00% 2022	1,975	2,133
R.R. Donnelley & Sons Co. 6.50% 2023	6,900	7,003
Ply Gem Industries, Inc. 9.375% 2017	1,590	1,725
Ply Gem Industries, Inc. 8.25% 2018	14,239	15,236
JELD-WEN Escrow Corp. 12.25% 2017[1]	14,770	16,838
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,4]	11,970	12,007
Gardner Denver, Inc. 6.875% 2021[1]	2,225	2,231
Nortek Inc. 10.00% 2018	7,460	8,271
Nortek Inc. 8.50% 2021	4,935	5,490
US Investigations Services, Inc., Term Loan B, 4.75% 2015[2,3,4]	1,031	1,031
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	4,398	4,389
US Investigations Services, Inc. 10.50% 2015[1]	4,420	3,967
US Investigations Services, Inc. 11.75% 2016[1]	2,831	2,010
DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,079
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[2,3,4]	679	687
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[2,3,4]	308	311
Euramax International, Inc. 9.50% 2016	10,880	10,962
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,085
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	4,325	4,228
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	3,260	3,317
HD Supply, Inc. 11.50% 2020	6,905	8,260
Builders Firstsource 7.625% 2021[1]	7,725	8,092
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

TransDigm Inc. 7.75% 2018	$ 4,590	$ 4,946
TransDigm Inc. 5.50% 2020	2,525	2,481
CEVA Group PLC 11.625% 2016[1]	6,415	6,768
CEVA Group PLC 8.375% 2017[1]	229	240
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	6,125	6,523
United Rentals, Inc. 7.375% 2020	1,275	1,420
United Rentals, Inc. 7.625% 2022	2,525	2,819
United Rentals, Inc. 6.125% 2023	2,075	2,116
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	6,130	6,201
Esterline Technologies Corp. 7.00% 2020	5,136	5,573
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	266
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	122
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	14	15
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	451	484
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	200	213
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	364	398
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	22	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	2,084	2,288
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	816	926
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	133	141
TRAC Intermodal 11.00% 2019	4,025	4,619
Brunswick Rail Finance Ltd. 6.50% 2017[1]	2,490	2,542
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	1,021
Iron Mountain Inc. 5.75% 2024	3,500	3,264
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[2,3,4]	2,265	2,106
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	918	1,036
ARAMARK Corp., Term Loan D, 4.00% 2019[2,3,4]	3,000	3,018
Florida East Coast Railway Corp. 8.125% 2017	1,800	1,888
Far East Capital Limited SA 8.00% 2018[1]	665	593
Far East Capital Limited SA 8.75% 2020[1]	1,335	1,189
Milacron LLC 7.75% 2021[1]	1,575	1,662
BE Aerospace, Inc. 5.25% 2022	1,600	1,632
Avianca Holdings SA, 8.375% 2020[1]	1,375	1,430
ADS Waste Escrow 8.25% 2020	525	572
Watco Companies 6.375% 2023[1]	395	393
HDTFS Inc. 4.25% 2018	325	335
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[2,3,4]	566	308
		254,253
Health care 13.12%

inVentiv Health Inc. 9.00% 2018[1]	10,225	10,736
inVentiv Health Inc. 11.00% 2018[1]	20,290	18,007
inVentiv Health Inc. 11.00% 2018[1]	7,685	6,840
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[2,3,4]	1,656	1,671
Kinetic Concepts, Inc. 10.50% 2018	15,355	17,735
Kinetic Concepts, Inc. 12.50% 2019	10,465	11,878
VPI Escrow Corp. 6.75% 2018[1]	6,800	7,506
VPI Escrow Corp. 6.375% 2020[1]	8,370	8,862
VPI Escrow Corp. 5.625% 2021[1]	2,120	2,136
VPI Escrow Corp. 7.50% 2021[1]	6,665	7,348
DJO Finance LLC 9.75% 2017	4,705	4,811
DJO Finance LLC 7.75% 2018	11,635	11,897
DJO Finance LLC 8.75% 2018	840	926
DJO Finance LLC 9.875% 2018	4,140	4,471
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Forest Laboratories, Inc. 5.00% 2021[1]	$15,450	$ 15,547
Tenet Healthcare Corp. 4.75% 2020	4,220	4,146
Tenet Healthcare Corp. 6.00% 2020[1]	6,405	6,697
Tenet Healthcare Corp. 4.50% 2021	905	861
Tenet Healthcare Corp. 8.125% 2022	3,365	3,634
INC Research LLC 11.50% 2019[1]	10,690	11,946
Select Medical Holdings Corp. 6.375% 2021	12,155	11,942
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,4]	4,365	4,430
PTS Acquisition Corp. 9.75% 2017	€4,445	6,368
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,7]	$ 3,092	3,092
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,7]	2,300	2,300
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,7]	4,317	4,317
VWR Funding, Inc. 7.25% 2017	8,570	9,234
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	9,128	9,227
ConvaTec Finance International SA 8.25% 2019[1,5]	8,065	8,277
Centene Corp. 5.75% 2017	7,280	7,771
Symbion Inc. 8.00% 2016	7,235	7,705
PRA Holdings, Inc. 9.50% 2023[1]	5,685	6,083
Multiplan Inc. 9.875% 2018[1]	3,655	4,039
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	462
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	3,175	3,199
IMS Health Inc. 7.375% 2018[1,5]	3,135	3,276
Accellent Inc. 8.375% 2017	2,000	2,100
HCA Inc. 6.50% 2020	650	716
HCA Inc. 5.875% 2023	1,085	1,074
HealthSouth Corp. 5.75% 2024	790	784
		254,051
Materials 8.16%

FMG Resources 7.00% 2015[1]	1,313	1,365
FMG Resources 6.00% 2017[1]	14,855	15,858
FMG Resources 6.875% 2018[1]	5,955	6,283
FMG Resources 8.25% 2019[1]	5,825	6,560
FMG Resources 6.875% 2022[1]	2,400	2,628
Reynolds Group Inc. 7.125% 2019	740	792
Reynolds Group Inc. 7.875% 2019	355	394
Reynolds Group Inc. 9.875% 2019	4,820	5,386
Reynolds Group Inc. 5.75% 2020	19,805	20,300
Inmet Mining Corp. 8.75% 2020[1]	14,780	16,110
Inmet Mining Corp. 7.50% 2021[1]	6,270	6,583
ArcelorMittal 10.35% 2019[2]	500	635
ArcelorMittal 6.00% 2021[2]	2,565	2,732
ArcelorMittal 6.75% 2022[2]	1,100	1,202
ArcelorMittal 7.25% 2041[2]	11,105	10,661
CEMEX Finance LLC 7.25% 2021[1]	4,500	4,669
CEMEX Finance LLC 9.375% 2022[1]	8,125	9,202
Walter Energy, Inc. 9.50% 2019[1]	7,750	8,215
Walter Energy, Inc. 9.875% 2020	2,425	2,110
JMC Steel Group Inc. 8.25% 2018[1]	9,050	9,163
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[2,3,4]	2,069	2,087
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€1,000	1,444
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$2,945	3,155
LSB Industries, Inc. 7.75% 2019[1]	5,275	5,565
PQ Corp. 8.75% 2018[1]	3,840	4,195
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Packaging Dynamics Corp. 8.75% 2016[1]	$ 2,460	$ 2,535
Mirabela Nickle Ltd., Term Loan, 3.50% 2014[3,4,5,7]	779	779
Mirabela Nickel Ltd. 8.75% 2018[1,6]	4,225	1,162
Glencore Xstrata LLC 4.125% 2023[1]	2,060	1,926
Ryerson Inc. 9.00% 2017	1,525	1,618
Ball Corp. 5.75% 2021	835	883
Georgia Gulf Corp. 4.875% 2023[1]	800	759
Smurfit Capital Funding PLC 7.50% 2025	665	731
Ardagh Packaging Finance 4.875% 2022[1]	275	274
		157,961
Information technology 8.09%

First Data Corp. 7.375% 2019[1]	2,950	3,156
First Data Corp. 6.75% 2020[1]	1,575	1,646
First Data Corp. 8.25% 2021[1]	1,363	1,457
First Data Corp. 11.75% 2021[1]	26,055	27,618
First Data Corp. 11.75% 2021[1]	4,175	4,426
First Data Corp. 12.625% 2021	11,804	13,914
First Data Corp. 8.75% 2022[1,2,5]	4,154	4,455
Freescale Semiconductor, Inc. 5.00% 2021[1]	10,385	10,125
Freescale Semiconductor, Inc. 6.00% 2022[1]	15,600	15,834
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	16,678	16,545
SRA International, Inc. 11.00% 2019	7,835	8,188
Dell, Inc. Term Loan B, 4.50% 2020[2,3,4]	17,250	17,315
Alcatel-Lucent USA Inc. 4.625% 2017[1]	7,900	7,949
Alcatel-Lucent USA Inc. 6.75% 2020[1]	1,250	1,302
Alcatel-Lucent USA Inc. 8.875% 2020[1]	4,815	5,393
Serena Software, Inc. 10.375% 2016	4,795	4,819
SunGard Data Systems Inc. 7.625% 2020	3,650	3,997
Lawson Software, Inc. 9.375% 2019	3,000	3,390
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,604
NXP BV and NXP Funding LLC 3.75% 2018[1]	1,275	1,291
BMC Software, Inc., Term Loan B, 5.00% 2020[2,3,4]	1,250	1,258
		156,682
Energy 7.95%

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	939	878
NGPL PipeCo LLC 7.119% 2017[1]	2,775	2,525
NGPL PipeCo LLC 9.625% 2019[1]	16,825	16,531
Peabody Energy Corp. 6.00% 2018	11,455	12,257
Peabody Energy Corp. 6.25% 2021	5,075	5,151
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,4]	5,860	5,791
Arch Coal, Inc. 7.00% 2019	5,620	4,496
Arch Coal, Inc. 7.25% 2021	4,975	3,831
Alpha Natural Resources, Inc. 9.75% 2018	7,000	7,455
Alpha Natural Resources, Inc. 6.00% 2019	1,992	1,728
Alpha Natural Resources, Inc. 6.25% 2021	3,625	3,117
QGOG Constellation SA 6.25% 2019[1]	11,200	10,724
CONSOL Energy Inc. 8.00% 2017	3,345	3,537
CONSOL Energy Inc. 8.25% 2020	6,500	7,069
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,661
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,180
Teekay Corp. 8.50% 2020	8,543	9,280
PDC Energy Inc. 7.75% 2022	7,925	8,599
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	$ 1,620	$ 1,669
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	6,400	6,566
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4]	150	151
Samson Investment Co. 10.50% 2020[1]	7,090	7,764
Pacific Rubiales Energy Corp. 5.375% 2019[1]	7,250	7,322
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	4,300	4,225
Kinder Morgan Energy Partners, LP 5.00% 2021[1]	3,225	3,189
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	2,135	2,194
Denbury Resources Inc. 8.25% 2020	1,096	1,212
Denbury Resources Inc. 4.625% 2023	1,000	907
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	1,362	1,417
Oasis Petroleum Inc. 6.875% 2022[1]	1,275	1,358
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,275	1,249
Petrobras International Finance Co. 5.75% 2020	1,090	1,126
Transocean Inc. 7.35% 2041	305	368
Continental Resources Inc. 7.375% 2020	275	311
		153,838
Financials 3.51%

Realogy Corp. 3.375% 2016[1]	1,000	1,013
Realogy Corp., Letter of Credit, 4.25% 2016[2,3,4]	1,103	1,103
Realogy Corp. 7.875% 2019[1]	11,850	13,065
Realogy Corp. 7.625% 2020[1]	750	846
CIT Group Inc. 4.25% 2017	2,500	2,613
CIT Group Inc. 5.00% 2017	4,000	4,290
CIT Group Inc., Series C, 5.50% 2019[1]	2,250	2,424
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,4]	3,787	3,814
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,799
iStar Financial Inc., 4.875% 2018	1,925	1,927
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,2]	2,005	2,311
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,2]	1,155	1,490
MetLife Inc., junior subordinated 10.75% 2069[2]	500	740
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,539
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[2]	4,745	4,184
HBOS PLC 6.00% 2033[1]	3,627	3,573
Crescent Resources 10.25% 2017[1]	3,070	3,354
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,2]	1,815	1,879
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	1,200	1,296
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[2]	3,550	3,142
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[2]	3,058	2,760
Synovus Financial Corp. 7.875% 2019	2,105	2,373
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2,6]	1,265	1,360
TitleMax Finance Corp. 8.50% 2018[1]	950	1,016
		67,911
Consumer staples 2.24%

Marfrig Holdings (Europe) BV 9.875% 2017[1]	5,625	5,583
Marfrig Holdings (Europe) BV 8.375% 2018	950	888
Marfrig Overseas Ltd. 9.50% 2020[1]	1,505	1,415
Marfrig Overseas Ltd. 9.50% 2020	625	587
Post Holdings, Inc. 6.75% 2021[1]	3,075	3,190
Post Holdings, Inc. 7.375% 2022	3,000	3,225
Smithfield Foods, Inc. 7.75% 2017	3,525	4,151
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,050
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

JBS SA 7.75% 2020[1]	$5,050	$ 5,113
Rite Aid Corp. 10.25% 2019	4,095	4,607
Del Monte Corp. 7.625% 2019	3,375	3,514
Stater Bros. Holdings Inc. 7.75% 2015	2,950	2,965
Cott Beverages Inc. 8.125% 2018	2,675	2,902
C&S Group Enterprises LLC 8.375% 2017[1]	2,702	2,878
Constellation Brands, Inc. 6.00% 2022	700	751
Ingles Markets, Inc. 5.75% 2023	475	468
		43,287
Utilities 1.41%

AES Corp. 7.75% 2015	500	555
AES Corp. 8.00% 2017	5,500	6,490
AES Corp. 8.00% 2020	3,000	3,525
AES Corp. 7.375% 2021	850	962
Eskom Holdings SOC Ltd. 6.75% 2023[1]	6,895	7,108
NV Energy, Inc 6.25% 2020	3,700	4,304
NRG Energy, Inc. 6.625% 2023	2,575	2,607
TXU, Term Loan, 3.739% 2017[2,3,4]	2,461	1,700
		27,251
Total corporate bonds & notes		1,721,961
Bonds & notes of governments outside the U.S. 0.62%

Slovenia (Republic of) 5.85% 2023[1]	3,595	3,667
Greek Government 2.00%/3.00% 2023[8]	€235	219
Greek Government 2.00%/3.00% 2024[8]	235	210
Greek Government 2.00%/3.00% 2025[8]	235	203
Greek Government 2.00%/3.00% 2026[8]	235	199
Greek Government 2.00%/3.00% 2027[8]	235	196
Greek Government 2.00%/3.00% 2028[8]	235	189
Greek Government 2.00%/3.00% 2029[8]	235	185
Greek Government 2.00%/3.00% 2030[8]	235	182
Greek Government 2.00%/3.00% 2031[8]	235	178
Greek Government 2.00%/3.00% 2032[8]	235	177
Greek Government 2.00%/3.00% 2033[8]	235	174
Greek Government 2.00%/3.00% 2034[8]	235	173
Greek Government 2.00%/3.00% 2035[8]	235	170
Greek Government 2.00%/3.00% 2036[8]	235	171
Greek Government 2.00%/3.00% 2037[8]	235	169
Greek Government 2.00%/3.00% 2038[8]	235	169
Greek Government 2.00%/3.00% 2039[8]	235	169
Greek Government 2.00%/3.00% 2040[8]	235	168
Greek Government 2.00%/3.00% 2041[8]	235	166
Greek Government 2.00%/3.00% 2042[8]	235	168
Hungarian Government 6.25% 2020	$850	921
Hungarian Government 6.375% 2021	1,150	1,239
Hungarian Government 7.625% 2041	500	549
Portuguese Government 5.65% 2024	€1,470	1,955
		11,966
U.S. Treasury bonds & notes 0.17%

U.S. Treasury 0.25% 2015	$3,275	3,277
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals 0.04%	(000)	(000)

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	$875	$ 820
Total bonds, notes & other debt instruments (cost: $1,672,973,000)		1,738,024
Convertible securities 0.96%
	Shares or
Industrials 0.56%	principal amount

CEVA Group PLC, Series A-2, 2.239% convertible preferred[7,9]	2,211	2,780
CEVA Group PLC, Series A-1, 3.239% convertible preferred[7]	4,788	8,025
		10,805
Financials 0.28%

Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	3,363
Bank of Ireland 10.00% convertible notes 2016	€1,460,000	2,151
		5,514
Information technology 0.12%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,285
Total convertible securities (cost: $14,032,000)		18,604
Preferred securities 0.78%

Financials 0.78%	Shares

Citigroup Inc., Series K, depositary shares	354,000	8,982
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	231,575	5,458
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	31,000	693
Total preferred securities (cost: $15,417,000)		15,133
Common stocks 2.07%

Industrials 1.40%

Beech Holdings, LLC[7,9,10]	2,447,858	19,913
CEVA Group PLC[1,7,10]	5,622	7,067
Atrium Corp.[1,7,10]	361	1
		26,981
Consumer discretionary 0.34%

Cooper-Standard Holdings Inc.[10]	110,446	5,424
Revel AC, Inc.[7,9,10]	125,906	603
Revel AC, Inc. (CVR)[7,9,10]	13,372,726	167
American Media, Inc.[1,7,10]	87,470	448
Five Star Travel Corp.[1,7,10]	7,285	2
Adelphia Recovery Trust, Series ACC-1[10]	449,306	1
Adelphia Recovery Trust, Series Arahova[10]	388,601	—
Adelphia Recovery Trust, Series ACC-6B7,10	1,000,000	—
		6,645
Health care 0.19%

Rotech Healthcare Inc.[7,10]	201,793	3,604
Common stocks
		Value
Materials 0.14%	Shares	(000)

NewPage Holdings Inc.[7,9,10]	26,880	$ 2,722
Total common stocks (cost: $45,158,000)		39,952
Rights & warrants 0.01%

Consumer discretionary 0.01%

Cooper-Standard Holdings Inc., warrants, expire 2017[10]	13,289	286
Liberman Broadcasting, Inc., warrant, expires 2022[7,9,10]	1	—
Total rights & warrants (cost: $165,000)		286
	Principal amount
Short-term securities 4.97%	(000)

Fannie Mae 0.055%–0.14% due 2/26–6/2/2014	$24,000	23,991
John Deere Financial Ltd. 0.08%–0.09% due 1/8–1/10/2014[1]	17,100	17,100
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/28/2014	15,500	15,499
Federal Home Loan Bank 0.11% due 5/16/2014	13,300	13,295
General Electric Capital Corp. 0.05% due 1/2/2014	13,000	13,000
ExxonMobil Corp. 0.07% due 1/2/2014	8,300	8,300
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,998
Total short-term securities (cost: $96,178,000)		96,183
Total investment securities (cost: $1,843,923,000)		1,908,182
Other assets less liabilities		27,452
Net assets		$1,935,634

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $805,752,000, which represented 41.63% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $187,679,000, which represented 9.70% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,820,000, which represented 2.99% of the net assets of the fund.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 18,164	$ 19,913	1.03%
CEVA Group PLC, Series A-2, 2.239% convertible preferred	3/10/2010–1/23/2012	2,214	2,780.14
NewPage Holdings Inc.	6/23/2011–9/9/2011	2,910	2,722.14
Revel AC Inc.	2/14/2011–12/13/2011	6,729	603.03
Revel AC Inc. (CVR)	2/15/2011–3/15/2013	2,419	167.01
Liberman Broadcasting, Inc., warrant, expires 2022	12/31/2012	—	—	.00
Total restricted securities		$32,436	$26,185	1.35%

[10]	Security did not produce income during the last 12 months.

Key to abbreviation and symbol

CVR = Contingent Value Rights

€ = Euros

Mortgage FundSM

Investment portfolio

December 31, 2013

Bonds, notes & other debt instruments 94.51%
Mortgage-backed obligations 74.05%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 66.39%	(000)	(000)

Fannie Mae 2.50% 2027	$ 172	$ 171
Fannie Mae 2.50% 2027	82	82
Fannie Mae 2.50% 2028	2,330	2,309
Fannie Mae 3.00% 2028	4,998	5,115
Fannie Mae 5.00% 2036	949	1,011
Fannie Mae 3.553% 2040[2]	452	482
Fannie Mae 4.194% 2040[2]	701	743
Fannie Mae 3.426% 2041[2]	313	329
Fannie Mae 3.51% 2041[2]	286	296
Fannie Mae 3.771% 2041[2]	353	376
Fannie Mae 3.00% 2042	12,352	11,762
Fannie Mae 2.513% 2043[2]	343	340
Fannie Mae 3.00% 2043	10,864	10,347
Fannie Mae 3.00% 2043	6,872	6,545
Fannie Mae 3.00% 2043	334	313
Fannie Mae 4.00% 2043	5,331	5,515
Fannie Mae 4.00% 2043	2,238	2,309
Fannie Mae 3.00% 2044	9,677	9,189
Fannie Mae 4.50% 2044	10,425	11,049
Government National Mortgage Assn. 3.75% 2038	1,169	1,178
Government National Mortgage Assn. 4.00% 2039	809	818
Government National Mortgage Assn. 6.00% 2039	1,091	1,230
Government National Mortgage Assn. 4.00% 2040	569	576
Government National Mortgage Assn. 5.50% 2040	7,325	8,235
Government National Mortgage Assn. 4.50% 2041	360	374
Government National Mortgage Assn. 4.50% 2041	232	249
Government National Mortgage Assn. 5.00% 2041	3,919	4,256
Government National Mortgage Assn. 5.00% 2041	2,179	2,297
Government National Mortgage Assn. 6.50% 2041	2,732	2,965
Government National Mortgage Assn. 3.50% 2042	1,057	1,042
Government National Mortgage Assn. 3.50% 2042	617	605
Government National Mortgage Assn. 3.50% 2042	554	560
Government National Mortgage Assn. 4.00% 2042	140	141
Government National Mortgage Assn. 3.50% 2043	3,810	3,850
Government National Mortgage Assn. 3.50% 2043	3,598	3,637
Government National Mortgage Assn. 3.50% 2043	2,881	2,913
Government National Mortgage Assn. 3.50% 2043	2,664	2,692
Government National Mortgage Assn. 3.50% 2043	2,359	2,384
Government National Mortgage Assn. 3.50% 2043	569	557
Government National Mortgage Assn. 3.50% 2043	341	344
Government National Mortgage Assn. 4.00% 2043	6,818	7,107
Government National Mortgage Assn. 4.50% 2043	2,484	2,661
Government National Mortgage Assn. 4.50% 2043	1,500	1,606
Government National Mortgage Assn. 4.00% 2044	2,250	2,339
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 3.00% 2026	$ 215	$ 220
Freddie Mac 2.50% 2027	1,272	1,265
Freddie Mac 5.00% 2034	4,368	4,738
Freddie Mac 5.50% 2037	55	60
Freddie Mac 5.00% 2038	541	584
Freddie Mac 5.50% 2038	222	242
Freddie Mac 5.50% 2038	154	168
Freddie Mac 5.50% 2038	65	71
Freddie Mac 3.828% 2039[2]	253	270
Freddie Mac 4.50% 2040	589	625
Freddie Mac 4.50% 2040	104	110
Freddie Mac 2.563% 2042[2]	249	248
Freddie Mac 4.00% 2042	1,185	1,220
Freddie Mac 2.351% 2043[2]	572	559
Freddie Mac 3.00% 2043	5,125	4,871
Freddie Mac 4.00% 2043	9,232	9,516
Freddie Mac 4.00% 2043	2,121	2,186
Freddie Mac 4.00% 2043	1,491	1,537
Freddie Mac 4.00% 2043	715	739
Freddie Mac 4.00% 2043	359	371
Freddie Mac 4.00% 2043	280	289
Freddie Mac 4.00% 2043	277	285
Freddie Mac 4.00% 2043	270	279
Freddie Mac 4.00% 2043	198	204
Freddie Mac 4.00% 2043	189	195
Freddie Mac 4.00% 2043	184	190
Freddie Mac 4.00% 2043	148	152
Freddie Mac 4.00% 2043	142	146
Freddie Mac 4.00% 2043	79	82
Freddie Mac 4.00% 2043	71	73
Freddie Mac 4.00% 2043	36	37
Freddie Mac 3.50% 2044	1,050	1,042
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	5,921	6,128
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	203	212
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	1,776	1,826
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.719% 2048[2,3]	528	529
		164,168
Commercial mortgage-backed securities[1] 4.20%

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038	948	1,038
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.706% 2040[2]	581	652
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	362	408
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,888	2,065
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.719% 2043[2]	1,002	1,097
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	967	1,042
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[2]	914	998
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	900	987
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	861	945
Hilton USA Trust, Series 2013-HLF, Series A-F-X, 2.662% 2030[3]	795	789
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.648% 2042[2]	333	373
		10,394
Bonds, notes & other debt instruments
Mortgage-backed obligations (continued)	Principal amount	Value
Other mortgage-backed securities[1] 3.46%	(000)	(000)

Westpac Banking Corp. 1.375% 2015[3]	$ 200	$ 202
Westpac Banking Corp. 2.45% 2016[3]	200	208
Westpac Banking Corp. 1.25% 2018[3]	200	197
Westpac Banking Corp. 1.85% 2018[3]	400	393
Westpac Banking Corp. 1.375% 2019[3]	250	242
Sparebank 1 Boligkreditt AS 2.30% 2018[3]	200	207
Sparebank 1 Boligkreditt AS 1.25% 2019[3]	200	194
Sparebank 1 Boligkreditt AS 1.75% 2020[3]	425	404
Royal Bank of Canada 1.125% 2017	250	250
Royal Bank of Canada 2.00% 2019	550	548
UBS AG 1.875% 2015[3]	200	203
UBS AG 0.75% 2017[3]	225	226
UBS AG 2.25% 2017[3]	200	206
Bank of Nova Scotia 1.25% 2014[3]	200	202
Bank of Nova Scotia 1.75% 2017[3]	200	204
Bank of Nova Scotia 1.95% 2017[3]	200	205
National Australia Bank 1.25% 2018[3]	250	244
National Australia Bank 2.00% 2019[3]	300	296
Bank of Montreal 1.30% 2014[3]	250	252
Bank of Montreal 1.95% 2017[3]	250	256
Commonwealth Bank of Australia 0.75% 2017[3]	250	250
Commonwealth Bank of Australia 2.25% 2017[3]	250	257
Swedbank AB 2.125% 2016[3]	200	206
Swedbank AB 1.375% 2018[3]	225	220
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3]	250	259
National Bank of Canada 2.20% 2016[3]	250	258
Barclays Bank PLC 2.25% 2017[3]	250	258
Caisse Centrale Desjardins 1.60% 2017[3]	250	253
Skandinaviska Enskilda 1.375% 2018[3]	250	244
Stadshypotek AB 1.875% 2019[3]	250	241
DNB ASA 1.45% 2019[3]	225	221
Credit Suisse Group AG 2.60% 2016[3]	200	208
Nordea Eiendomskreditt AS 2.125% 2017[3]	200	206
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3]	200	199
Northern Rock PLC 5.625% 2017[3]	125	142
		8,561
Total mortgage-backed obligations		183,123
U.S. Treasury bonds & notes 10.07%
U.S. Treasury inflation-protected securities[4] 5.69%

U.S. Treasury Inflation-Protected Security 2.00% 2014	2,478	2,534
U.S. Treasury Inflation-Protected Security 2.00% 2014	2,528	2,528
U.S. Treasury Inflation-Protected Security 0.50% 2015	5,389	5,511
U.S. Treasury Inflation-Protected Security 0.625% 2043	4,572	3,513
		14,086
U.S. Treasury 4.38%

U.S. Treasury 1.50% 2018	2,175	2,163
U.S. Treasury 1.75% 2023	1,525	1,372
U.S. Treasury 2.75% 2023	1,000	977
U.S. Treasury 2.875% 2043[5]	2,000	1,615
U.S. Treasury 3.625% 2043	5,000	4,703
		10,830
Total U.S. Treasury bonds & notes		24,916
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes 9.25%	(000)	(000)

Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	$ 81	$ 82
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	144	144
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	148
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	200	202
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	77
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	150	145
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	170	164
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	124
Freddie Mac, Series KGRP, Class A, multifamily 0.546% 2020[2]	950	952
Freddie Mac, Series KF02, Class A-3, multifamily 0.795% 2020[1,2]	220	220
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	44	45
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	139	137
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	196
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	170	166
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[1]	107	106
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	172	168
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	175	163
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	150	140
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	296	303
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[1]	212	217
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	247	254
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	280	263
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023	300	301
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	250	244
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	5,022	4,958
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[2]	1,250	1,233
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[2]	200	198
Freddie Mac, Series K034, Class A-2, multifamily 3.531% 2023[2]	190	190
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	6,856
Federal Home Loan Bank, Series 2816, 1.00% 2017	2,970	2,964
Federal Home Loan Bank 5.50% 2036	300	347
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017	150	149
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	150	149
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[1]	113	113
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	225	216
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	193
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	99
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[2]	251	245
		22,871
Municipals 1.14%

State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	335	308
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	313	289
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	445	467
State of Washington, Housing Finance Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	280	290
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	170	176
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	294	262
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	235	246
Bonds, notes & other debt instruments
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	205	227
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043	244	223
State of Connecticut, Housing Finance Authority, Housing Mortgage Finance Program Revenue Refunding Bonds,
Series 2013-B-2, 4.00% 2032	200	214
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	100	108
		2,810
Total bonds, notes & other debt instruments (cost: $235,030,000)		233,720
Short-term securities 10.92%

General Electric Capital Corp. 0.05% due 1/2/2014	5,200	5,200
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 1/8/2014	4,900	4,900
John Deere Financial Ltd. 0.08% due 1/17/2014[3]	4,500	4,500
Private Export Funding Corp. 0.08% due 2/20/2014[3]	2,500	2,500
Coca-Cola Co. 0.10% due 1/15/2014[3]	2,300	2,300
Federal Home Loan Bank 0.115% due 5/23/2014	1,600	1,599
Wal-Mart Stores, Inc. 0.05% due 1/6/2014[3]	1,000	1,000
Total short-term securities (cost: $26,996,000)		26,997
Total investment securities (cost: $262,026,000)		260,717
Other assets less liabilities		(13,429)
Net assets		$247,288

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,381,000, which represented 7.84% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $382,000, which represented .15% of the net assets of the fund.

U.S. Government/AAA-Rated Securities FundSM

Investment portfolio

December 31, 2013

Bonds, notes & other debt instruments 89.37%
U.S. Treasury bonds & notes 41.85%	Principal amount	Value
U.S. Treasury 32.62%	(000)	(000)

U.S. Treasury 2.625% 2014	$ 46,100	$ 46,771
U.S. Treasury 1.875% 2015	26,550	27,197
U.S. Treasury 11.25% 2015	50,680	56,952
U.S. Treasury 0.25% 2016	13,725	13,642
U.S. Treasury 1.50% 2016[1]	46,250	47,307
U.S. Treasury 1.50% 2016	44,825	45,861
U.S. Treasury 2.125% 2016	22,725	23,555
U.S. Treasury 2.375% 2016	11,750	12,258
U.S. Treasury 4.50% 2016	10,100	10,974
U.S. Treasury 4.625% 2016	28,875	32,056
U.S. Treasury 5.125% 2016	11,500	12,746
U.S. Treasury 7.50% 2016	14,900	17,764
U.S. Treasury 3.25% 2017	25,235	27,123
U.S. Treasury 4.625% 2017	22,600	25,209
U.S. Treasury 1.375% 2018	8,300	8,172
U.S. Treasury 1.375% 2020	27,375	25,916
U.S. Treasury 1.625% 2022	113,298	102,119
U.S. Treasury 1.625% 2022	59,028	53,550
U.S. Treasury 1.75% 2023	37,425	33,674
U.S. Treasury 2.00% 2023	55,789	51,666
U.S. Treasury 2.50% 2023	171,500	164,398
U.S. Treasury 2.75% 2023	121,750	118,906
U.S. Treasury 6.00% 2026	4,750	6,054
U.S. Treasury 6.50% 2026	3,000	4,000
U.S. Treasury 6.25% 2030	5,960	7,943
U.S. Treasury 3.875% 2040	5,955	5,935
U.S. Treasury 2.875% 2043	51,050	41,211
U.S. Treasury 3.125% 2043	23,005	19,619
U.S. Treasury 3.625% 2043	70,350	66,178
		1,108,756
U.S. Treasury inflation-protected securities[2] 9.23%

U.S. Treasury Inflation-Protected Security 2.00% 2014	44,608	45,613
U.S. Treasury Inflation-Protected Security 2.00% 2014	69,441	69,421
U.S. Treasury Inflation-Protected Security 0.50% 2015	58,146	59,461
U.S. Treasury Inflation-Protected Security 1.625% 2015	16,238	16,737
U.S. Treasury Inflation-Protected Security 1.875% 2015	13,029	13,741
U.S. Treasury Inflation-Protected Security 0.125% 2022	4,367	4,182
U.S. Treasury Inflation-Protected Security 0.125% 2023	4,270	4,031
U.S. Treasury Inflation-Protected Security 0.375% 2023	7,889	7,604
U.S. Treasury Inflation-Protected Security 0.625% 2043	121,019	93,004
		313,794
Total U.S. Treasury bonds & notes		1,422,550
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] 28.03%	(000)	(000)

Fannie Mae 3.417% 2017[4]	$ 2,004	$ 2,130
Fannie Mae 6.00% 2021	840	918
Fannie Mae 2.50% 2027	2,507	2,491
Fannie Mae 2.50% 2027	1,200	1,192
Fannie Mae 3.00% 2027	24,181	24,750
Fannie Mae 6.50% 2028	1,116	1,234
Fannie Mae 2.50% 2029	25,430	25,176
Fannie Mae 2.767% 2036[4]	467	493
Fannie Mae 2.233% 2037[4]	223	237
Fannie Mae 2.335% 2037[4]	598	634
Fannie Mae 6.00% 2037	272	302
Fannie Mae 6.00% 2037	194	215
Fannie Mae 6.00% 2037	90	100
Fannie Mae 6.50% 2037	229	251
Fannie Mae 7.00% 2037	282	318
Fannie Mae 7.00% 2037	97	109
Fannie Mae 2.597% 2038[4]	1,170	1,241
Fannie Mae 5.50% 2038	846	931
Fannie Mae 6.00% 2038	293	316
Fannie Mae 3.618% 2039[4]	1,325	1,407
Fannie Mae 2.589% 2040[4]	12,221	12,769
Fannie Mae 4.194% 2040[4]	1,238	1,312
Fannie Mae 4.395% 2040[4]	1,836	1,951
Fannie Mae 4.50% 2040	2,748	2,919
Fannie Mae 4.50% 2040	531	565
Fannie Mae 5.00% 2040	596	651
Fannie Mae 3.51% 2041[4]	1,982	2,054
Fannie Mae 3.771% 2041[4]	3,932	4,195
Fannie Mae 4.00% 2041	7,842	8,093
Fannie Mae 4.50% 2041	4,298	4,569
Fannie Mae 4.50% 2041	2,756	2,926
Fannie Mae 4.50% 2041	1,560	1,658
Fannie Mae 5.00% 2041	1,757	1,929
Fannie Mae 5.00% 2041	1,348	1,480
Fannie Mae 5.00% 2041	874	959
Fannie Mae 5.00% 2041	607	666
Fannie Mae 2.951% 2042[4]	7,504	7,575
Fannie Mae 3.00% 2042	29,977	28,545
Fannie Mae 3.50% 2042	3,955	3,940
Fannie Mae 3.50% 2042	3,276	3,264
Fannie Mae 2.513% 2043[4]	5,109	5,058
Fannie Mae 3.00% 2043	36,678	34,929
Fannie Mae 3.00% 2043	28,710	27,342
Fannie Mae 3.00% 2043	27,603	26,288
Fannie Mae 3.00% 2043	26,412	25,151
Fannie Mae 3.00% 2043	6,865	6,537
Fannie Mae 3.00% 2043	6,633	6,316
Fannie Mae 3.00% 2043	5,540	5,189
Fannie Mae 3.00% 2043	3,383	3,165
Fannie Mae 3.00% 2043	1,138	1,066
Fannie Mae 3.00% 2043	1,035	969
Fannie Mae 3.00% 2043	540	515
Fannie Mae 3.00% 2043	140	131
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 3.50% 2043	$ 4,072	$ 4,057
Fannie Mae 3.00% 2044	77,350	73,452
Fannie Mae 4.50% 2044	72,600	76,948
Fannie Mae 5.50% 2044	3,120	3,432
Fannie Mae 6.00% 2044	4,320	4,792
Fannie Mae, Series 2001-4, Class GA, 9.533% 2025[4]	5	6
Fannie Mae, Series 2001-4, Class NA, 10.65% 2025[4]	22	24
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	435	388
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	925	1,005
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	478	521
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	132	154
Freddie Mac 5.50% 2024	4,138	4,499
Freddie Mac 6.00% 2026	834	914
Freddie Mac 6.00% 2027	1,876	2,056
Freddie Mac 4.50% 2029	212	228
Freddie Mac 2.476% 2035[4]	394	415
Freddie Mac 2.375% 2036[4]	695	737
Freddie Mac 2.054% 2037[4]	160	168
Freddie Mac 5.50% 2037	66	72
Freddie Mac 2.801% 2038[4]	496	527
Freddie Mac 4.879% 2038[4]	946	1,006
Freddie Mac 5.50% 2038	3,474	3,792
Freddie Mac 5.50% 2038	185	202
Freddie Mac 5.00% 2040	2,848	3,085
Freddie Mac 3.237% 2041[4]	7,627	8,045
Freddie Mac 3.392% 2041[4]	2,094	2,199
Freddie Mac 5.00% 2041	4,221	4,630
Freddie Mac 5.00% 2041	2,051	2,238
Freddie Mac 2.563% 2042[4]	3,696	3,685
Freddie Mac 2.581% 2042[4]	1,570	1,600
Freddie Mac 3.00% 2042	24,086	22,892
Freddie Mac 3.00% 2042	19,259	18,304
Freddie Mac 3.00% 2042	1,547	1,470
Freddie Mac 2.096% 2043[4]	1,624	1,658
Freddie Mac 2.351% 2043[4]	6,984	6,827
Freddie Mac 3.00% 2043	9,853	9,365
Freddie Mac 4.00% 2043	19,685	20,290
Freddie Mac 4.00% 2043	19,505	20,104
Freddie Mac 4.00% 2043	15,192	15,658
Freddie Mac 4.00% 2043	4,325	4,460
Freddie Mac 4.00% 2043	2,120	2,189
Freddie Mac 4.00% 2043	1,982	2,043
Freddie Mac 4.00% 2043	1,417	1,460
Freddie Mac 4.00% 2043	1,321	1,362
Freddie Mac 4.00% 2043	766	790
Freddie Mac 4.00% 2043	510	526
Freddie Mac 4.00% 2044	38,000	39,036
Freddie Mac, Series 2356, Class GD, 6.00% 2016	217	228
Freddie Mac, Series 1567, Class A, 0.567% 2023[4]	115	115
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	699	636
Freddie Mac, Series 3233, Class PA, 6.00% 2036	546	605
Government National Mortgage Assn. 3.00% 2026	12,721	13,081
Government National Mortgage Assn. 3.00% 2027	8,955	9,209
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Government National Mortgage Assn. 5.50% 2038	$ 1,041	$ 1,146
Government National Mortgage Assn. 5.50% 2038	815	897
Government National Mortgage Assn. 5.50% 2038	499	550
Government National Mortgage Assn. 5.50% 2038	430	474
Government National Mortgage Assn. 6.00% 2038	923	1,028
Government National Mortgage Assn. 6.50% 2038	1,396	1,567
Government National Mortgage Assn. 6.50% 2038	402	451
Government National Mortgage Assn. 3.50% 2039[4]	821	866
Government National Mortgage Assn. 5.00% 2039	2,389	2,595
Government National Mortgage Assn. 5.50% 2039	288	317
Government National Mortgage Assn. 6.00% 2039	1,093	1,231
Government National Mortgage Assn. 4.50% 2040	1,542	1,657
Government National Mortgage Assn. 5.50% 2040	26,899	30,241
Government National Mortgage Assn. 4.50% 2041	4,102	4,406
Government National Mortgage Assn. 5.00% 2041	8,347	9,064
Government National Mortgage Assn. 3.00% 2042	117	113
Government National Mortgage Assn. 3.50% 2043	4,403	4,451
Government National Mortgage Assn. 4.00% 2043	57,694	60,141
Government National Mortgage Assn. 4.50% 2043	27,508	29,468
Government National Mortgage Assn. 4.50% 2043	12,513	13,401
Government National Mortgage Assn. 3.50% 2044	16,055	16,186
Government National Mortgage Assn. 4.50% 2044	24,500	26,202
Government National Mortgage Assn. 6.172% 2058	38	41
Government National Mortgage Assn. 6.22% 2058	803	857
Government National Mortgage Assn., Series 2003, 6.116% 2058	660	714
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	24,121	25,289
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	20,051	20,619
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	767
National Credit Union Administration, Series 2010-R2, Class 1A, 0.539% 2017[4]	371	372
National Credit Union Administration, Series 2011-R3, Class 1A, 0.571% 2020[4]	810	814
National Credit Union Administration, Series 2011-R1, Class 1A, 0.619% 2020[4]	455	458
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.719% 2048[4,5]	264	265
		952,954
Federal agency bonds & notes 19.32%

Freddie Mac 0.375% 2014	26,550	26,562
Freddie Mac 1.75% 2015	23,425	23,974
Freddie Mac 1.00% 2017	1,750	1,743
Freddie Mac 1.25% 2019	18,730	17,749
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	965	972
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	1,904	1,924
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	1,730	1,752
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	2,000	2,024
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	1,800	1,839
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	2,019	2,131
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	2,375	2,302
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	1,760	1,699
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	1,425	1,399
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,000	991
Freddie Mac, Series KGRP, Class A, multifamily 0.546% 2020[4]	5,465	5,475
Freddie Mac, Series KF02, Class A3, multifamily 0.795% 2020[4]	1,754	1,757
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	1,658	1,694
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,065	1,109
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	1,916	1,997
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	$ 2,008	$ 2,099
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020	1,322	1,404
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	7,823	7,661
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	2,325	2,284
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	488	481
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	8,540	7,878
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	2,375	2,207
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	11,755	10,995
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,655	8,087
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	2,830	2,662
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022	1,552	1,589
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022	1,892	1,933
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	3,460	3,248
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023	2,075	2,081
Freddie Mac, Series K033, Class A1, multifamily 2.871% 2023	9,815	9,974
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023	2,787	2,876
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[4]	33,313	32,175
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	2,250	2,195
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[4]	4,327	4,263
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[3,4]	7,878	7,778
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[4]	28,000	27,632
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[4]	3,900	3,864
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[4]	15,000	14,914
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[4]	1,405	1,406
Federal Home Loan Bank 5.50% 2014	31,410	32,439
Federal Home Loan Bank 0.375% 2015	34,750	34,767
Federal Home Loan Bank 2.75% 2015	9,250	9,523
Federal Home Loan Bank 0.625% 2016	7,230	7,194
Federal Home Loan Bank 3.375% 2023	16,715	16,537
Federal Home Loan Bank 5.50% 2036	600	694
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	55,990
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	86,187
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	34,805
Tennessee Valley Authority 1.875% 2022	10,150	9,032
TVA Southaven 3.846% 2033[3]	1,775	1,764
Tennessee Valley Authority 4.65% 2035	2,330	2,335
Tennessee Valley Authority 5.88% 2036	1,750	2,021
Tennessee Valley Authority 5.25% 2039	10,650	11,427
Tennessee Valley Authority, Series B, 3.50% 2042	4,720	3,725
Tennessee Valley Authority, Series A, 4.625% 2060	250	224
Federal Farm Credit Banks 1.625% 2014	18,500	18,724
Federal Farm Credit Banks 0.60% 2017	41,774	41,135
Fannie Mae 7.125% 2030	4,000	5,443
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	2,375	2,361
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,271	1,262
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	2,300	2,204
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	2,350	2,265
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	2,000	1,971
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4]	1,841	1,800
Private Export Funding Corp. 1.45% 2019	4,750	4,549
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 0% 2016	594	594
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.49% 2029[3,6]	990	965
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.82% 2032[3]	$ 1,085	$ 1,080
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.938% 2032[3]	887	865
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	370	389
Small Business Administration, Series 2001-20K, 5.34% 2021	185	201
Small Business Administration, Series 2001-20J, 5.76% 2021	111	121
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	370	410
Small Business Administration, Series 2003-20B, 4.84% 2023	849	913
		656,695
Bonds & notes of government agencies outside the U.S. 0.17%

United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[5]	4,000	4,002
Kommunalbanken 1.00% 2014[5]	1,626	1,631
		5,633
Total bonds, notes & other debt instruments (cost: $3,087,266,000)		3,037,832
Short-term securities 16.29%

Federal Farm Credit Banks 0.06%–0.15% due 2/10–8/11/2014	120,000	119,959
Chevron Corp. 0.08%–0.10% due 2/19–3/12/2014[5]	78,700	78,682
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 1/16–2/7/2014	76,000	75,995
Private Export Funding Corp. 0.10%–0.23% due 2/12–4/7/2014[5]	70,600	70,581
John Deere Financial Ltd. 0.08%–0.09% due 1/8–1/10/2014[5]	56,200	56,199
Coca-Cola Co. 0.16%–0.18% due 1/6–1/21/2014[5]	30,700	30,699
IBM Corp. 0.05% due 1/28/2014[5]	27,400	27,399
Tennessee Valley Authority 0.06% due 3/20/2014	27,300	27,295
Abbott Laboratories 0.14% due 1/3/2014[5]	20,600	20,600
Army and Air Force Exchange Service 0.11% due 3/17/2014[5]	20,100	20,093
General Electric Capital Corp. 0.05% due 1/2/2014	19,300	19,300
Honeywell International Inc. 0.15% due 3/26/2014[5]	7,100	7,098
Total short-term securities (cost: $553,887,000)		553,900
Total investment securities (cost: $3,641,153,000)		3,591,732
Other assets less liabilities		(192,473)
Net assets		$3,399,259

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,401,000, which represented .22% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $317,249,000, which represented 9.33% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $965,000, which represented .03% of the net assets of the fund.

Cash Management FundSM

Investment portfolio

December 31, 2013

Short-term securities 99.65%
	Principal amount	Value
Commercial paper 44.30%	(000)	(000)

Nestlé Capital Corp. 0.10% due 1/7/2014[1]	$ 20,000	$ 20,000
Gotham Funding Corp. 0.16% due 1/6/2014[1]	15,000	14,999
Victory Receivables Corp. 0.16% due 1/9/2014[1]	5,000	5,000
Merck & Co. Inc. 0.07% due 2/14/2014[1]	19,000	18,998
John Deere Financial Ltd. 0.08% due 1/29/2014[1]	18,000	17,999
Australia & New Zealand Banking Group, Ltd. 0.17% due 3/20/2014[1]	17,200	17,195
Paccar Financial Corp. 0.09% due 1/3/2014	16,900	16,900
KfW 0.15% due 2/28/2014[1]	13,400	13,399
GlaxoSmithKline Finance PLC 0.11% due 1/6/2014[1]	12,800	12,800
Québec (Province of) 0.085%–0.10% due 1/21–2/10/2014[1]	11,300	11,299
Toyota Motor Credit Corp. 0.15% due 2/27/2014	11,200	11,198
National Rural Utilities Cooperative Finance Corp. 0.09% due 1/8/2014	11,000	11,000
Abbott Laboratories 0.11% due 1/3/2014[1]	9,500	9,500
Sumitomo Mitsui Banking Corp. 0.16% due 1/8/2014[1]	9,200	9,200
Mizuho Funding LLC 0.165% due 1/22/2014[1]	8,400	8,399
Army and Air Force Exchange Service 0.11% due 3/11/2014[1]	4,000	3,999
General Electric Capital Corp. 0.05% due 1/2/2014	1,900	1,900
		203,785
Federal agency discount notes 31.23%

Federal Home Loan Bank 0.05%–0.107% due 1/8–3/19/2014	107,463	107,456
Freddie Mac 0.075%–0.13% due 2/24–3/11/2014	19,900	19,897
Federal Farm Credit Banks 0.06% due 1/10/2014	10,000	10,000
Fannie Mae 0.10% due 8/1/2014	6,300	6,296
		143,649
U.S. Treasuries 20.86%

U.S. Treasury Bills 0.032%–0.103% due 1/23–6/5/2014	96,000	95,988
Discount notes 3.26%

International Bank for Reconstruction and Development 0.065% due 1/17/2014	15,000	14,999
Total investment securities (cost: $458,408,000)		458,421
Other assets less liabilities		1,612
Net assets		$460,033

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $162,787,000, which represented 35.39% of the net assets of the fund.

Managed Risk Growth FundSM

Investment portfolio

December 31, 2013

Growth fund 94.13%	Shares	Value (000)

American Funds Insurance Series — Growth Fund, Class 1	335,489	$26,349
Total growth fund (cost $24,332,000)		26,349
Short-term securities 5.21%

Government Cash Management Fund	1,459,936	1,460
Total short-term securities (cost $1,460,000)		1,460
Total investment securities (cost $25,792,000)		27,809
Other assets less liabilities		184
Net assets		$27,993

Managed Risk International FundSM

Investment portfolio

December 31, 2013

Growth fund 93.21%	Shares	Value (000)

American Funds Insurance Series — International Fund, Class 1	741,709	$15,739
Total growth fund (cost $14,596,000)		15,739
Short-term securities 6.26%

Government Cash Management Fund	1,057,747	1,058
Total short-term securities (cost $1,058,000)		1,058
Total investment securities (cost $15,654,000)		16,797
Other assets less liabilities		89
Net assets		$16,886

Managed Risk Blue Chip Income
and Growth FundSM

Investment portfolio

December 31, 2013

		Value
Growth-and-income fund 94.41%	Shares	(000)

American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1	1,896,886	$24,887
Total growth-and-income fund (cost $23,016,000)		24,887
Short-term securities 5.14%

Government Cash Management Fund	1,353,973	1,354
Total short-term securities (cost $1,354,000)		1,354
Total investment securities (cost $24,370,000)		26,241
Other assets less liabilities		118
Net assets		$26,359

Managed Risk
Growth-Income FundSM

Investment portfolio

December 31, 2013

		Value
Growth-and-income fund 94.30%	Shares	(000)

American Funds Insurance Series — Growth-Income Fund, Class 1	449,118	$22,779
Total growth-and-income fund (cost $20,782,000)		22,779
Short-term securities 5.42%

Government Cash Management Fund	1,308,599	1,309
Total short-term securities (cost $1,309,000)		1,309
Total investment securities (cost $22,091,000)		24,088
Other assets less liabilities		67
Net assets		$24,155

Managed Risk
Asset Allocation FundSM

Investment portfolio

December 31, 2013

		Value
Asset allocation fund 93.48%	Shares	(000)

American Funds Insurance Series — Asset Allocation Fund, Class 1*	37,702,567	$847,930
Total asset allocation fund (cost $792,975,000)		847,930
Short-term securities 6.08%

Government Cash Management Fund	55,166,587	55,167
Total short-term securities (cost $55,167,000)		55,167
Total investment securities (cost $848,142,000)		903,097
Other assets less liabilities		3,973
Net assets		$907,070

*Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

INGEFPX-998-0214O-S37710

Global Growth Fund

Summary investment portfolio December 31, 2013

Common stocks 96.22%	Shares	Value (000)	Percent of net assets
Consumer discretionary 24.74%
Amazon.com, Inc.[1]	584,500	$233,093	3.96%
priceline.com Inc.[1]	104,000	120,890	2.05
Home Depot, Inc.	1,011,000	83,246	1.41
Toyota Motor Corp.	1,250,000	76,204	1.30
Industria de Diseño Textil, SA	438,700	72,302	1.23
Honda Motor Co., Ltd.	1,753,800	72,111	1.23
Swatch Group Ltd, non-registered shares	82,550	54,552
Swatch Group Ltd	137,000	15,419	1.19
Naspers Ltd., Class N	654,020	68,333	1.16
HUGO BOSS AG	335,500	47,770	.81
Carnival Corp., units	1,085,000	43,584	.74
Walt Disney Co.	533,705	40,775	.69
Other securities		528,395	8.97
		1,456,674	24.74

Information technology 17.02%
ASML Holding NV (New York registered)	647,176	60,640
ASML Holding NV	624,897	58,492	2.02
Google Inc., Class A1	95,700	107,252	1.82
Alcatel-Lucent[1]	21,769,144	97,570	1.66
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	82,762
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	13,080	1.63
Baidu, Inc., Class A (ADR)[1]	413,000	73,464	1.25
Nintendo Co., Ltd.	535,000	71,174	1.21
TE Connectivity Ltd.	897,500	49,461	.84
OpenTable, Inc.[1]	605,000	48,019	.81
TDK Corp.	950,000	45,466	.77
Other securities		294,821	5.01
		1,002,201	17.02

Health care 14.35%
Novo Nordisk A/S, Class B	965,200	176,923	3.00
Vertex Pharmaceuticals Inc.[1]	1,093,000	81,210	1.38
UnitedHealth Group Inc.	960,000	72,288	1.23
Gilead Sciences, Inc.[1]	822,000	61,773	1.05
Merck & Co., Inc.	1,134,000	56,757	.96
Regeneron Pharmaceuticals, Inc.[1]	178,300	49,075	.83
Bayer AG	349,300	48,990	.83
Bristol-Myers Squibb Co.	909,600	48,345	.82
Hologic, Inc.[1]	2,163,000	48,343	.82
Novartis AG	580,000	46,293	.79
Other securities		155,291	2.64
		845,288	14.35

46	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials 14.03%
Moody’s Corp.	2,114,000	$165,886	2.82%
AIA Group Ltd.	13,255,300	66,496	1.13
Prudential PLC	2,772,434	61,519	1.05
ORIX Corp.	3,490,000	61,210	1.04
HSBC Holdings PLC	5,120,228	56,164	.95
AXA SA	1,836,463	51,059	.87
JPMorgan Chase & Co.	775,000	45,322	.77
BNP Paribas SA	500,000	38,967	.66
Other securities		279,354	4.74
		825,977	14.03

Industrials 7.45%
Rolls-Royce Holdings PLC[1]	2,805,000	59,223	1.01
Geberit AG	150,000	45,485	.77
KONE Oyj, Class B	880,000	39,708	.67
Intertek Group PLC	755,000	39,358	.67
Other securities		254,696	4.33
		438,470	7.45

Consumer staples 5.78%
Associated British Foods PLC	1,590,000	64,376	1.09
Nestlé SA	820,000	60,026	1.02
Colgate-Palmolive Co.	632,000	41,213	.70
Other securities		174,849	2.97
		340,464	5.78

Materials 4.39%
Steel Dynamics, Inc.	2,262,332	44,206	.75
First Quantum Minerals Ltd.	2,300,000	41,442	.71
Other securities		172,730	2.93
		258,378	4.39

Telecommunication services 3.36%
SoftBank Corp.	1,634,000	142,748	2.42
Other securities		55,271	.94
		198,019	3.36

Energy 3.25%
Oil Search Ltd.	6,973,952	50,501	.86
Other securities		140,815	2.39
		191,316	3.25
Utilities 0.48%
Other securities		28,404	.48

Miscellaneous 1.37%
Other common stocks in initial period of acquisition		80,469	1.37

Total common stocks (cost: $3,809,656,000)		5,665,660	96.22

American Funds Insurance Series	47

Global Growth Fund

Bonds, notes & other debt instruments 0.56%	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 0.56%
Other securities	$33,166	.56%

Total bonds, notes & other debt instruments (cost: $33,145,000)	33,166	.56

Short-term securities 3.57%	Principal amount (000)
Federal Home Loan Bank 0.06%–0.09% due 2/12–3/21/2014	$68,100	68,090	1.16
Walt Disney Co. 0.07% due 2/27/2014[2]	18,800	18,798	.32
Other securities		123,376	2.09

Total short-term securities (cost: $210,258,000)		210,264	3.57
Total investment securities (cost: $4,053,059,000)		5,909,090	100.35
Other assets less liabilities		(20,918)	(.35)

Net assets		$5,888,172	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. One of these securities (with a value of $1,336,000, a cost of $6,378,000, and which represented .02% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

48	American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $130,572,000 over the prior 10-month period.

			Contract amount		Unrealized appreciation
	Settlement		Receive	Deliver	at 12/31/2013
	date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	1/14/2014	Bank of America, N.A.	$16,667	¥1,700,000	$523
Japanese yen	2/14/2014	Bank of New York Mellon	$29,190	¥2,900,000	1,646
Japanese yen	2/14/2014	Citibank	$14,558	¥1,450,000	786
Japanese yen	3/4/2014	Bank of America, N.A.	$95,403	¥9,800,000	2,315
					$5,270

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $35,598,000, which represented .60% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	49

Global Small Capitalization Fund

Summary investment portfolio December 31, 2013

Common stocks 90.07%	Shares	Value (000)	Percent of net assets
Consumer discretionary 22.98%
Netflix, Inc.[1]	333,500	$122,785	2.92%
Lions Gate Entertainment Corp.	3,001,000	95,012	2.26
Melco Crown Entertainment Ltd. (ADR)[1]	2,182,000	85,578	2.04
Penske Automotive Group, Inc.	1,205,000	56,828	1.35
Tesla Motors, Inc.[1]	300,000	45,114	1.08
Paddy Power PLC	438,000	37,359	.89
Domino’s Pizza, Inc.	513,000	35,730	.85
NagaCorp Ltd.	28,766,000	30,308	.72
Melco International Development Ltd.	8,216,000	30,197	.72
zooplus AG, non-registered shares[1,2]	357,716	25,590	.61
Entertainment One Ltd.[1]	5,685,300	24,403	.58
Hankook Tire Co., Ltd.[1]	418,940	24,096	.57
Minth Group Ltd.	11,246,000	23,350	.56
Wendy’s Co.	2,460,000	21,451	.51
Other securities		307,349	7.32
		965,150	22.98

Health care 14.25%
Synageva BioPharma Corp.[1]	1,346,100	87,120	2.07
athenahealth, Inc.[1]	425,798	57,270	1.36
BioMarin Pharmaceutical Inc.[1]	769,800	54,094	1.29
Illumina, Inc.[1]	451,300	49,923	1.19
Paladin Labs Inc.[1]	300,000	33,458	.80
Algeta ASA[1]	506,000	29,933	.71
Hikma Pharmaceuticals PLC	1,491,000	29,653	.71
Novadaq Technologies Inc.[1]	1,370,700	22,603	.54
Other securities		234,594	5.58
		598,648	14.25

Industrials 11.11%
International Container Terminal Services, Inc.	34,610,000	79,541	1.89
Intertek Group PLC	1,065,000	55,518	1.32
Moog Inc., Class A1	547,100	37,170	.89
Polypore International, Inc.[1]	672,000	26,141	.62
Other securities		268,361	6.39
		466,731	11.11

Information technology 9.37%
AAC Technologies Holdings Inc.	11,687,100	56,745	1.35
Palo Alto Networks, Inc.[1]	628,200	36,103	.86
Semiconductor Manufacturing International Corp.[1]	311,975,000	24,542	.59
OpenTable, Inc.[1]	292,789	23,239	.55
Other securities		252,760	6.02
		393,389	9.37

50	American Funds Insurance Series

Global Small Capitalization Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials 8.75%
Ocwen Financial Corp.[1]	1,094,000	$60,662	1.45%
SVB Financial Group[1]	257,600	27,012	.64
Old Republic International Corp.	1,450,000	25,041	.60
Kemper Corp.	595,000	24,324	.58
K. Wah International Holdings Ltd.	38,204,793	23,156	.55
Altisource Residential Corp.	745,127	22,436	.53
Other securities		184,695	4.40
		367,326	8.75

Materials 5.49%
OM Group, Inc.[1]	735,000	26,761	.64
AptarGroup, Inc.	345,500	23,428	.56
PolyOne Corp.	660,168	23,337	.55
Other securities		156,910	3.74
		230,436	5.49

Energy 5.45%
Ophir Energy PLC[1]	7,209,562	39,135	.93
InterOil Corp.[1]	754,235	38,836	.93
Amerisur Resources PLC[1]	27,117,360	26,719	.64
Other securities		124,075	2.95
		228,765	5.45

Utilities 4.12%
ENN Energy Holdings Ltd.	18,321,700	135,505	3.22
Other securities		37,767	.90
		173,272	4.12

Consumer staples 3.21%
Puregold Price Club, Inc.	37,418,000	31,953	.76
Other securities		102,987	2.45
		134,940	3.21

Telecommunication services 0.44%
Other securities		18,509	.44

Miscellaneous 4.90%
Other common stocks in initial period of acquisition		206,006	4.90

Total common stocks (cost: $2,614,000,000)		3,783,172	90.07

American Funds Insurance Series	51

Global Small Capitalization Fund

Rights & warrants 0.00%	Value (000)	Percent of net assets
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition	$—	.00%

Total rights & warrants (cost: $264,000)	—	.00

Convertible securities 0.27%
Other 0.27%
Other securities	11,116	.27

Total convertible securities (cost: $6,941,000)	11,116	.27

Bonds, notes & other debt instruments 0.32%
U.S. Treasury bonds & notes 0.32%
Other securities	13,351	.32

Total bonds, notes & other debt instruments (cost: $13,341,000)	13,351	.32

52	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 9.27%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.06%–0.115% due 1/22–5/16/2014	$111,200	$111,185	2.65%
Freddie Mac 0.10%–0.14% due 5/2–9/17/2014	63,800	63,756	1.52
Sumitomo Mitsui Banking Corp. 0.15%–0.165% due 1/8–1/17/2014[3]	34,500	34,498	.82
Wells Fargo & Co. 0.22% due 6/17/2014	27,400	27,362	.65
BNP Paribas Finance Inc. 0.19% due 3/3/2014	27,100	27,092	.64
Gotham Funding Corp. 0.14% due 1/7/2014[3]	17,600	17,600
Victory Receivables Corp. 0.16% due 1/9/2014[3]	5,900	5,900	.56
Bank of Nova Scotia 0.165% due 4/7/2014	22,900	22,890	.54
Other securities		79,269	1.89

Total short-term securities (cost: $389,556,000)		389,552	9.27
Total investment securities (cost: $3,024,102,000)		4,197,191	99.93
Other assets less liabilities		3,079	.07

Net assets		$4,200,270	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $34,623,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement		Receive	Deliver	at 12/31/2013
	date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/8/2014	Barclays Bank PLC	$3,197	A$3,500	$73
Australian dollars	1/28/2014	UBS AG	$884	A$1,000	(7)
Euros	1/17/2014	HSBC Bank	$2,447	€1,800	(29)
Japanese yen	1/6/2014	Bank of New York Mellon	$11,106	¥1,125,000	423
					$460

American Funds Insurance Series	53

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2013 (000)
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	$—	$25,590
JVM Co., Ltd.[1]	411,500	—	—	411,500	—	19,184
Mauna Kea Technologies SA1	555,400	326,000	—	881,400	—	12,671
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[1,4,5]	1,904,544	—	—	1,904,544	—	8,527
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	85	7,428
Airesis SA1	3,294,151	—	—	3,294,151	—	5,650
Victoria Oil & Gas PLC[1]	—	278,662,420	—	278,662,420	—	5,191
Canadian Overseas Petroleum Ltd.[1]	6,720,000	9,950,000	—	16,670,000	—	4,158
Canadian Overseas Petroleum Ltd., warrants, expire 2013	4,000,000	—	4,000,000	—	—	—
Canadian Overseas Petroleum Ltd.	8,000,000	—	8,000,000	—	—	—
Indochine Mining Ltd.[1]	35,000,000	23,574,166	—	58,574,166	—	2,249
Hummingbird Resources PLC[1]	3,475,000	—	—	3,475,000	—	1,928
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	1,552
Wildhorse Energy Ltd. (GBP denominated) [1]	16,227,016	—	—	16,227,016	—	391
Wildhorse Energy Ltd. (CDI)[1]	7,225,777	—	—	7,225,777	—	200
Phorm Corp. Ltd.[6]	—	5,000,000	5,000,000	—	—	—
Phorm Corp. Ltd.[6]	5,260,000	—	5,260,000	—	—	—
					$85	$94,719

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $87,814,000, which represented 2.09% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $21,765,000, which represented .52% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2012 at a cost of $5,274,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $10,748,000, which represented .26% of the net assets of the fund. These securities were acquired from 12/17/2009 to 12/17/2012 at an aggregate cost of $9,095,000.
[6]	Unaffiliated issuer at 12/31/2013.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

54	American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2013

Common stocks 97.38%	Shares	Value (000)	Percent of net assets
Consumer discretionary 21.60%
Amazon.com, Inc.[1]	2,786,800	$1,111,348	4.72%
Home Depot, Inc.	8,040,000	662,014	2.81
Comcast Corp., Class A	6,180,000	321,144	1.36
Wynn Macau, Ltd.	53,010,200	240,293	1.02
Las Vegas Sands Corp.	2,848,000	224,622	.95
NIKE, Inc., Class B	2,690,000	211,542	.90
Tiffany & Co.	2,135,000	198,085	.84
Johnson Controls, Inc.	3,549,100	182,069	.77
Time Warner Inc.	2,333,333	162,680	.69
Twenty-First Century Fox, Inc., Class A	4,548,400	160,013	.68
Other securities		1,615,374	6.86
		5,089,184	21.60

Financials 16.24%
Wells Fargo & Co.	15,478,396	702,719	2.98
American Express Co.	4,000,000	362,920	1.54
Bank of America Corp.	20,000,000	311,400	1.32
Berkshire Hathaway Inc., Class A1	1,500	266,850	1.13
Citigroup Inc.	4,444,000	231,577	.99
JPMorgan Chase & Co.	3,553,920	207,833	.88
Capital One Financial Corp.	2,580,000	197,654	.84
Goldman Sachs Group, Inc.	984,400	174,495	.74
Onex Corp.	3,110,500	167,933	.71
Legal & General Group PLC	45,158,246	166,535	.71
Other securities		1,036,026	4.40
		3,825,942	16.24

Information technology 15.47%
Google Inc., Class A1	731,500	819,799	3.48
ASML Holding NV (New York registered)	3,371,016	315,864
ASML Holding NV	2,190,184	205,007	2.21
salesforce.com, inc.[1]	5,655,000	312,099	1.33
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	239,234	1.02
Apple Inc.	400,000	224,444	.95
Concur Technologies, Inc.[1]	1,700,000	175,406	.74
Other securities		1,351,514	5.74
		3,643,367	15.47

Health care 13.31%
Gilead Sciences, Inc.[1]	6,128,800	460,579	1.96
Incyte Corp.[1]	7,672,800	388,474	1.65
Regeneron Pharmaceuticals, Inc.[1]	1,130,600	311,186	1.32
UnitedHealth Group Inc.	3,510,000	264,303	1.12
Grifols, SA, Class A, non-registered shares	4,285,000	204,935
Grifols, SA, Class B, non-registered shares	1,215,850	43,296	1.08
Grifols, SA, Class B (ADR)	195,000	7,043
Vertex Pharmaceuticals Inc.[1]	3,403,700	252,895	1.07
Edwards Lifesciences Corp.[1]	3,040,400	199,937	.85
Hologic, Inc.[1]	7,876,400	176,038	.75
Other securities		827,597	3.51
		3,136,283	13.31

American Funds Insurance Series	55

Growth Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Energy 9.75%
Suncor Energy Inc.	7,852,093	$275,276	1.17%
Core Laboratories NV	1,185,000	226,276	.96
Pioneer Natural Resources Co.	1,130,000	207,999	.88
Noble Energy, Inc.	2,960,000	201,606	.86
Concho Resources Inc.[1]	1,830,000	197,640	.84
FMC Technologies, Inc.[1]	3,000,000	156,630	.66
Other securities		1,032,367	4.38
		2,297,794	9.75

Industrials 9.45%
Boeing Co.	2,305,000	314,609	1.33
Union Pacific Corp.	1,650,000	277,200	1.18
Oshkosh Corp.[2]	4,947,000	249,230	1.06
European Aeronautic Defence and Space Co. EADS NV	2,750,000	211,139	.90
Rockwell Collins, Inc.	2,636,900	194,920	.83
Other securities		978,535	4.15
		2,225,633	9.45

Consumer staples 5.45%
Costco Wholesale Corp.	2,485,000	295,740	1.25
PepsiCo, Inc.	3,055,000	253,382	1.08
Herbalife Ltd.	2,000,000	157,400	.67
Other securities		578,016	2.45
		1,284,538	5.45

Other 5.77%
Other securities		1,359,715	5.77

Miscellaneous 0.34%
Other common stocks in initial period of acquisition		78,796	.34

Total common stocks (cost: $12,679,745,000)		22,941,252	97.38

Rights & warrants 0.07%
Energy 0.07%
Other securities		16,599	.07

Total rights & warrants (cost: $17,736,000)		16,599	.07

56	American Funds Insurance Series

Growth Fund

Short-term securities 2.75%	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.055%–0.13% due 1/2–7/23/2014	$195,900	$195,850	.83%
Freddie Mac 0.11%–0.16% due 1/22–8/19/2014	173,710	173,621	.74
Federal Home Loan Bank 0.055%–0.15% due 1/6–9/8/2014	156,900	156,868	.67
Wells Fargo & Co. 0.13% due 2/19/2014	24,100	24,094	.10
Other securities		96,297	.41

Total short-term securities (cost: $646,699,000)		646,730	2.75
Total investment securities (cost: $13,344,180,000)		23,604,581	100.20
Other assets less liabilities		(46,382)	(.20)

Net assets		$23,558,199	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $129,438,000, which represented .55% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2013 (000)
Oshkosh Corp.	—	4,947,000	—	4,947,000	$742	$249,230
KGen Power Corp.[1,3,4]	3,166,128	—	—	3,166,128	—	1,741
Harman International Industries, Inc.[5]	3,581,000	—	3,581,000	—	418	—
Incyte Corp.[1,5]	7,910,000	—	237,200	7,672,800	—	—
Sturm, Ruger & Co., Inc.[5]	1,245,000	—	721,700	523,300	2,470	—
					$3,630	$250,971

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $104,862,000, which represented .45% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at no cost) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $89,936,000, which represented .38% of the net assets of the fund. These securities were acquired from 12/19/2006 to 10/17/2013 at an aggregate cost of $118,311,000.
[5]	Unaffiliated issuer at 12/31/2013.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	57

International Fund

Summary investment portfolio December 31, 2013

Common stocks 95.84%	Shares	Value (000)	Percent of net assets
Financials 18.05%
AIA Group Ltd.	42,255,700	$211,979	2.28%
Barclays PLC	40,314,875	181,552	1.96
Axis Bank Ltd.	6,070,226	127,533	1.37
Sberbank of Russia (ADR)	8,194,000	103,081
Sberbank of Russia (GDR)[1]	1,604,711	20,187	1.33
Prudential PLC	4,688,265	104,031	1.12
BNP Paribas SA	1,173,501	91,455	.98
Credit Suisse Group AG	2,879,624	88,030	.95
UniCredit SpA	9,894,336	73,231	.79
Commerzbank AG, non-registered shares[2]	4,534,872	73,054	.79
Other securities		601,829	6.48
		1,675,962	18.05

Consumer discretionary 15.52%
Sands China Ltd.	21,522,000	175,827	1.90
Volkswagen AG, nonvoting preferred	430,200	120,821	1.30
Daimler AG	1,268,000	109,722	1.18
Hyundai Motor Co.	443,700	99,432	1.07
Galaxy Entertainment Group Ltd.[2]	10,673,000	95,728	1.03
Tata Motors Ltd.	14,852,259	90,379	.97
Melco Crown Entertainment Ltd. (ADR)[2]	2,265,000	88,833	.96
adidas AG	580,000	73,918	.80
Li & Fung Ltd.	56,396,000	72,729	.78
Other securities		513,622	5.53
		1,441,011	15.52

Health care 13.51%
Novartis AG	4,943,900	394,603	4.25
Bayer AG	2,276,323	319,260	3.44
Novo Nordisk A/S, Class B	896,726	164,372	1.77
Fresenius SE & Co. KGaA	585,602	89,906	.97
Merck KGaA	477,931	85,638	.92
Other securities		201,296	2.16
		1,255,075	13.51

Information technology 13.19%
Samsung Electronics Co. Ltd.	269,417	350,254	3.77
Baidu, Inc., Class A (ADR)[2]	998,000	177,524	1.91
Murata Manufacturing Co., Ltd.	1,633,900	144,911	1.56
NetEase, Inc. (ADR)	1,308,605	102,856	1.11
Tencent Holdings Ltd.	1,326,500	84,609	.91
Gemalto NV	756,453	83,263	.90
Other securities		281,640	3.03
		1,225,057	13.19

58	American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials 12.67%
SMC Corp.	634,400	$159,639	1.72%
European Aeronautic Defence and Space Co. EADS NV2	1,200,514	92,173	.99
Legrand SA	1,591,000	87,681	.94
Jardine Matheson Holdings Ltd.	1,360,800	71,183	.77
Ryanair Holdings PLC (ADR)[2]	1,497,700	70,287	.76
ASSA ABLOY AB, Class B	1,328,000	70,159	.75
Schneider Electric SA	741,650	64,686	.70
Bureau Veritas SA	1,941,096	56,732	.61
Deutsche Lufthansa AG2	2,653,500	56,290	.61
Other securities		447,984	4.82
		1,176,814	12.67

Consumer staples 6.00%
Nestlé SA	2,066,700	151,287	1.63
Pernod Ricard SA	1,079,960	123,031	1.32
Charoen Pokphand Foods PCL	91,125,000	88,740	.96
Other securities		194,324	2.09
		557,382	6.00

Telecommunication services 5.67%
SoftBank Corp.	3,365,100	293,979	3.17
MTN Group Ltd.	6,015,800	124,456	1.34
Other securities		108,075	1.16
		526,510	5.67

Materials 4.30%
Syngenta AG	154,900	61,679	.66
Rio Tinto PLC	1,062,000	59,960	.65
Linde AG	268,600	56,184	.60
Other securities		221,678	2.39
		399,501	4.30

Utilities 2.30%
Power Grid Corp. of India Ltd.	71,700,440	115,801	1.24
Other securities		98,155	1.06
		213,956	2.30

Energy 2.29%
Royal Dutch Shell PLC, Class B	1,730,000	65,317	.70
BP PLC	7,709,102	62,304	.67
Other securities		85,454	.92
		213,075	2.29

Miscellaneous 2.34%
Other common stocks in initial period of acquisition		217,290	2.34

Total common stocks (cost: $6,250,422,000)		8,901,633	95.84

American Funds Insurance Series	59

International Fund

Bonds, notes & other debt instruments 1.02%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 1.02%
4.75% 2014	$65,000	$66,109
0.25% 2015	28,200	28,219	1.02%

Total bonds, notes & other debt instruments (cost: $94,290,000)		94,328	1.02

Short-term securities 3.19%
Other securities		295,970	3.19

Total short-term securities (cost: $295,952,000)		295,970	3.19
Total investment securities (cost: $6,640,664,000)		9,291,931	100.05
Other assets less liabilities		(4,162)	(.05)

Net assets		$9,287,769	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $38,437,000, which represented .41% of the net assets of the fund. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .07% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

60	American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $325,075,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement		Receive	Deliver	at 12/31/2013
	date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/8/2014	Barclays Bank PLC	$2,740	A$3,000	$63
Australian dollars	1/28/2014	UBS AG	$9,724	A$11,000	(80)
Euros	1/13/2014	Bank of America, N.A.	$24,838	€18,000	76
Euros	1/29/2014	UBS AG	$7,250	€5,300	(41)
Japanese yen	1/10/2014	Barclays Bank PLC	$61,141	¥6,300,000	1,315
Japanese yen	1/14/2014	HSBC Bank	$6,549	¥670,000	187
Japanese yen	1/17/2014	Barclays Bank PLC	$109,253	¥11,155,000	3,318
Swiss francs	1/23/2014	Citibank	$21,462	CHF19,050	102
					$4,940

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $211,374,000, which represented 2.28% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	61

New World Fund

Summary investment portfolio December 31, 2013

Common stocks 85.54%	Shares	Value (000)	Percent of net assets
Information technology 15.99%
Baidu, Inc., Class A (ADR)[1]	508,200	$90,399	3.34%
Alcatel-Lucent[1]	16,426,961	73,627	2.72
Google Inc., Class A1	49,900	55,924	2.07
Mail.Ru Group Ltd. (GDR)	817,853	36,476
Mail.Ru Group Ltd. (GDR)[2]	432,264	19,279	2.06
TDK Corp.	1,057,200	50,596	1.87
Taiwan Semiconductor Manufacturing Co. Ltd.	5,322,000	18,839
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	9,418	1.05
Other securities		77,785	2.88
		432,343	15.99

Consumer discretionary 14.03%
Naspers Ltd., Class N	644,419	67,330	2.49
Ctrip.com International, Ltd. (ADR)[1]	718,500	35,652	1.32
Melco International Development Ltd.	8,705,000	31,994	1.18
Arcos Dorados Holdings Inc., Class A	2,561,352	31,043	1.15
Swatch Group Ltd, non-registered shares	22,450	14,836
Swatch Group Ltd	106,600	11,998	.99
Toyota Motor Corp.	398,900	24,318	.90
Domino’s Pizza, Inc.	338,000	23,542	.87
Other securities		138,654	5.13
		379,367	14.03

Financials 10.35%
AEON Financial Service Co., Ltd.	1,520,000	40,703	1.51
Citigroup Inc.	560,000	29,182	1.08
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,130,000	29,053	1.07
Banco Espírito Santo, SA1	18,671,439	26,688	.99
Agricultural Bank of China, Class H	41,743,000	20,510	.76
Housing Development Finance Corp. Ltd.	1,353,000	17,382	.64
Other securities		116,265	4.30
		279,783	10.35

Consumer staples 9.14%
OJSC Magnit (GDR)	517,600	34,265
OJSC Magnit (GDR)[2]	4,500	298	1.28
LT Group, Inc.	97,658,300	33,974	1.26
Shoprite Holdings Ltd.	2,046,603	31,996	1.18
Nestlé SA	293,696	21,499	.79
Pernod Ricard SA	168,900	19,241	.71
Other securities		105,875	3.92
		247,148	9.14

62	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy 8.86%
Pacific Rubiales Energy Corp.	2,345,100	$40,489	1.50%
Africa Oil Corp.[1]	1,765,143	15,337
Africa Oil Corp.[1,3]	1,502,675	13,057	1.12
Africa Oil Corp.[1,3,4]	210,300	1,786
Royal Dutch Shell PLC, Class B	600,000	22,653
Royal Dutch Shell PLC, Class B (ADR)	95,000	7,135	1.10
Ophir Energy PLC[1]	5,008,800	27,189	1.01
Oil Search Ltd.	3,738,085	27,069	1.00
YPF Sociedad Anónima, Class D (ADR)	660,000	21,754	.80
Galp Energia, SGPS, SA, Class B	1,314,602	21,548	.80
Other securities		41,374	1.53
		239,391	8.86

Health care 7.64%
Novartis AG	429,500	34,281
Novartis AG (ADR)	134,000	10,771	1.67
Novo Nordisk A/S, Class B	207,120	37,966	1.40
Krka, dd, Novo mesto	353,049	29,141	1.08
Baxter International Inc.	255,000	17,735	.66
Other securities		76,544	2.83
		206,438	7.64

Industrials 7.22%
European Aeronautic Defence and Space Co. EADS NV	431,929	33,163	1.23
Cummins Inc.	192,500	27,137	1.00
ASSA ABLOY AB, Class B	410,886	21,707	.80
Experian PLC	1,079,000	19,905	.74
Mitsui & Co., Ltd.	1,311,000	18,238	.68
Other securities		74,990	2.77
		195,140	7.22

Materials 3.29%
First Quantum Minerals Ltd.	1,259,300	22,691	.84
Other securities		66,178	2.45
		88,869	3.29

Telecommunication services 2.99%
SoftBank Corp.	261,700	22,862	.85
Vodafone Group PLC	4,645,253	18,231	.67
Other securities		39,696	1.47
		80,789	2.99

Utilities 1.26%
Other securities		33,936	1.26

Miscellaneous 4.77%
Other common stocks in initial period of acquisition		129,023	4.77

Total common stocks (cost: $1,802,713,000)		2,312,227	85.54

American Funds Insurance Series	63

New World Fund

Bonds, notes & other debt instruments 8.38%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 0.73%
4.00% 2015	$17,200	$17,932	.67%
Other securities		1,678	.06
		19,610	.73
Other bonds & notes 7.65%
Other securities		206,889	7.65

Total bonds, notes & other debt instruments (cost: $222,089,000)		226,499	8.38

Short-term securities 5.82%
Freddie Mac 0.12%–0.14% due 7/16–9/17/2014	33,600	33,570	1.24
Federal Home Loan Bank 0.06% due 1/13–3/21/2014	22,900	22,897	.85
Mizuho Funding LLC 0.205%–0.225% due 1/15–3/3/2014[2]	20,200	20,195	.75
General Electric Capital Corp. 0.05% due 1/2/2014	17,600	17,600	.65
Nestlé Capital Corp. 0.10% due 1/7/2014[2]	7,200	7,200	.26
Other securities		55,874	2.07

Total short-term securities (cost: $157,341,000)		157,336	5.82
Total investment securities (cost: $2,182,143,000)		2,696,062	99.74
Other assets less liabilities		7,123	.26

Net assets		$2,703,185	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

64	American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $33,644,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2013 (000)
Sales:
Brazilian reais	1/9/2014	Citibank	$727	BRL1,725	$(3)
Brazilian reais	1/10/2014	Citibank	$1,437	BRL3,380	7
Brazilian reais	1/13/2014	JPMorgan Chase	$1,560	BRL3,625	29
Colombian pesos	1/21/2014	Citibank	$1,707	COP3,331,210	(18)
Euros	1/27/2014	Bank of New York Mellon	$2,063	€1,500	— [5]
Japanese yen	1/9/2014	UBS AG	$1,906	¥193,800	65
Japanese yen	1/16/2014	HSBC Bank	$19,031	¥1,941,948	589
Mexican pesos	1/13/2014	Bank of America, N.A.	$1,039	MXN13,800	(17)
Mexican pesos	1/23/2014	Barclays Bank PLC	$3,360	MXN43,650	24
Philippine pesos	1/15/2014	JPMorgan Chase	$1,087	PHP47,900	7
Turkish lira	1/9/2014	HSBC Bank	$2,255	TRY4,625	107
Turkish lira	1/27/2014	Barclays Bank PLC	$1,123	TRY2,320	50
					$840

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $138,423,000, which represented 5.12% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Africa Oil Corp.	12/3/2012	$11,705	$13,057	.48%
Africa Oil Corp.	10/17/2013	1,700	1,786	.07
Total restricted securities		$13,405	$14,843	.55%

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,820,000, which represented .07% of the net assets of the fund.
[5]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

€ = Euros

¥ = Japanese yen

MXN = Mexican pesos

PHP = Philippine pesos

TRY = Turkish lira

See Notes to Financial Statements

American Funds Insurance Series	65

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2013

Common stocks 95.12%	Shares	Value (000)	Percent of net assets
Health care 19.40%
Amgen Inc.	2,586,800	$295,309	4.49%
Gilead Sciences, Inc.[1]	3,504,100	263,333	4.01
AbbVie Inc.	2,234,800	118,020	1.79
Aetna Inc.	1,635,000	112,145	1.71
Zimmer Holdings, Inc.	750,000	69,892	1.06
St. Jude Medical, Inc.	1,060,000	65,667	1.00
Bristol-Myers Squibb Co.	1,125,000	59,794	.91
Humana Inc.	550,000	56,771	.86
Novartis AG (ADR)	650,500	52,287	.80
UnitedHealth Group Inc.	685,000	51,581	.79
Other securities		129,793	1.98
		1,274,592	19.40

Information technology 15.80%
Hewlett-Packard Co.	7,608,440	212,884	3.24
Oracle Corp.	4,982,381	190,626	2.90
Western Union Co.	7,725,000	133,256	2.03
Apple Inc.	227,500	127,653	1.94
Microsoft Corp.	3,200,000	119,776	1.82
Texas Instruments Inc.	2,130,000	93,528	1.43
Google Inc., Class A1	57,760	64,732	.99
International Business Machines Corp.	330,000	61,898	.94
Other securities		33,597	.51
		1,037,950	15.80

Industrials 12.74%
General Dynamics Corp.	1,130,000	107,971	1.64
CSX Corp.	3,200,000	92,064	1.40
United Parcel Service, Inc., Class B	850,000	89,318	1.36
Union Pacific Corp.	375,000	63,000	.96
United Technologies Corp.	500,000	56,900	.87
Norfolk Southern Corp.	592,800	55,030	.84
Illinois Tool Works Inc.	650,000	54,652	.83
Rockwell Automation	450,000	53,172	.81
Other securities		264,530	4.03
		836,637	12.74

Consumer staples 10.83%
Philip Morris International Inc.	2,062,400	179,697	2.73
Altria Group, Inc.	4,155,000	159,511	2.43
CVS/Caremark Corp.	1,650,000	118,090	1.80
Mondelez International, Inc.	1,580,000	55,774	.85
Kimberly-Clark Corp.	500,000	52,230	.79
Other securities		146,255	2.23
		711,557	10.83

66	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Telecommunication services 9.97%
Verizon Communications Inc.	4,625,000	$227,272	3.46%
Vodafone Group PLC (ADR)	4,945,000	194,388	2.96
CenturyLink, Inc.	5,107,000	162,658	2.48
AT&T Inc.	2,000,000	70,320	1.07
		654,638	9.97

Consumer discretionary 6.75%
Johnson Controls, Inc.	3,345,000	171,598	2.61
General Motors Co.[1]	2,000,000	81,740	1.24
YUM! Brands, Inc.	742,300	56,125	.86
Other securities		133,902	2.04
		443,365	6.75

Energy 5.60%
Royal Dutch Shell PLC, Class B (ADR)	1,150,000	86,376	1.31
Exxon Mobil Corp.	756,300	76,538	1.16
Chevron Corp.	570,000	71,199	1.08
ConocoPhillips	1,000,000	70,650	1.08
Other securities		63,630	.97
		368,393	5.60

Utilities 5.49%
Exelon Corp.	4,494,680	123,109	1.87
FirstEnergy Corp.	2,979,200	98,254	1.50
PG&E Corp.	2,413,000	97,196	1.48
Other securities		42,099	.64
		360,658	5.49

Financials 4.85%
Capital One Financial Corp.	1,450,000	111,084	1.69
Prudential Financial, Inc.	789,000	72,762	1.11
JPMorgan Chase & Co.	1,190,000	69,591	1.06
Other securities		65,132	.99
		318,569	4.85

Materials 2.25%
Dow Chemical Co.	1,700,000	75,480	1.15
Other securities		72,249	1.10
		147,729	2.25

Miscellaneous 1.44%
Other common stocks in initial period of acquisition		94,118	1.44

Total common stocks (cost: $4,365,827,000)		6,248,206	95.12

American Funds Insurance Series	67

Blue Chip Income and Growth Fund

Short-term securities 5.33%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.05%–0.16% due 1/24–6/17/2014	$94,950	$94,938	1.44%
IBM Corp. 0.05% due 1/27/2014[2]	36,000	35,999	.55
Jupiter Securitization Co., LLC 0.32% due 2/7/2014[2]	8,200	8,198	.12
Other securities		211,222	3.22

Total short-term securities (cost: $350,341,000)		350,357	5.33
Total investment securities (cost: $4,716,168,000)		6,598,563	100.45
Other assets less liabilities		(29,467)	(.45)

Net assets		$6,569,096	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $101,488,000, which represented 1.54% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

68	American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2013

Common stocks 94.95%	Shares	Value (000)	Percent of net assets
Financials 21.63%
AXA SA	1,949,200	$54,193	2.67%
CME Group Inc., Class A	546,847	42,906	2.11
Banco Santander, SA1	3,175,000	28,417	1.40
JPMorgan Chase & Co.	408,200	23,872	1.18
Hospitality Properties Trust	815,000	22,030	1.09
McGraw Hill Financial, Inc.	280,500	21,935	1.08
Wells Fargo & Co.	445,000	20,203	1.00
Shinsei Bank, Ltd.	8,060,000	19,670	.97
Oaktree Capital Group, LLC	285,000	16,769	.83
KeyCorp	1,205,000	16,171	.80
BNP Paribas SA	194,031	15,122	.74
Marsh & McLennan Companies, Inc.	300,000	14,508	.71
Sumitomo Mitsui Financial Group, Inc.	280,000	14,411	.71
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	1,025,000	13,981	.69
Other securities		114,620	5.65
		438,808	21.63

Consumer discretionary 15.24%
Home Depot, Inc.	525,000	43,228	2.13
Honda Motor Co., Ltd.	710,000	29,193	1.44
Amazon.com, Inc.[1]	57,400	22,891	1.13
D.R. Horton, Inc.	1,000,000	22,320	1.10
HUGO BOSS AG	150,000	21,358	1.05
Comcast Corp., Class A	384,000	19,955	.99
Carnival Corp., units	475,000	19,081	.94
Twenty-First Century Fox, Inc., Class A	485,000	17,062	.84
Other securities		114,042	5.62
		309,130	15.24

Industrials 11.36%
United Continental Holdings, Inc.[1]	900,000	34,047	1.68
Lockheed Martin Corp.	200,000	29,732	1.46
Meggitt PLC	3,156,892	27,576	1.36
European Aeronautic Defence and Space Co. EADS NV	274,000	21,037	1.04
Geberit AG	60,000	18,194	.90
Other securities		99,834	4.92
		230,420	11.36

Information technology 10.46%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,710,800	48,534	2.39
STMicroelectronics NV	4,370,000	35,109	1.73
Google Inc., Class A1	28,000	31,380	1.55
Microsoft Corp.	485,000	18,154	.89
Other securities		79,105	3.90
		212,282	10.46

Health care 8.18%
Merck & Co., Inc.	1,489,944	74,572	3.68
Novartis AG	303,000	24,184	1.19
Vertex Pharmaceuticals Inc.[1]	238,877	17,749	.88
Other securities		49,394	2.43
		165,899	8.18

American Funds Insurance Series	69

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Telecommunication services 6.20%
Vodafone Group PLC	14,845,000	$58,261	2.87%
MTN Group Ltd.	1,100,000	22,757	1.12
TalkTalk Telecom Group PLC	3,920,000	19,863	.98
AT&T Inc.	525,000	18,459	.91
Other securities		6,492	.32
		125,832	6.20

Consumer staples 6.00%
Imperial Tobacco Group PLC	450,000	17,422	.86
British American Tobacco PLC	318,500	17,078	.84
Other securities		87,284	4.30
		121,784	6.00

Materials 5.52%
Dow Chemical Co.	445,000	19,758	.97
Cliffs Natural Resources Inc.	681,200	17,854	.88
OJSC ALROSA[2]	13,328,596	14,183
OJSC ALROSA	2,626,404	2,795	.84
Nucor Corp.	270,000	14,413	.71
Other securities		42,979	2.12
		111,982	5.52

Utilities 5.27%
National Grid PLC	3,035,225	39,606	1.95
EDP - Energias de Portugal, SA	4,220,000	15,501	.77
Other securities		51,803	2.55
		106,910	5.27

Energy 4.24%
Kinder Morgan, Inc.	576,000	20,736	1.02
Other securities		65,239	3.22
		85,975	4.24

Miscellaneous 0.85%
Other common stocks in initial period of acquisition		17,334	.85

Total common stocks (cost: $1,475,844,000)		1,926,356	94.95

Convertible securities 0.58%
Other 0.58%
Other securities		11,707	.58

Total convertible securities (cost: $6,887,000)		11,707	.58

Bonds, notes & other debt instruments 0.49%
Other bonds & notes 0.49%
Other securities		9,989	.49

Total bonds, notes & other debt instruments (cost: $10,540,000)		9,989	.49

70	American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 3.30%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.04%–0.055% due 1/3–2/24/2014	$27,000	$26,998	1.33%
Gotham Funding Corp. 0.14% due 1/13/2014[2]	15,000	14,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14% due 1/7/2014	11,100	11,100	1.29
Other securities		13,900	.68

Total short-term securities (cost: $66,997,000)		66,997	3.30
Total investment securities (cost: $1,560,268,000)		2,015,049	99.32
Other assets less liabilities		13,673	.68

Net assets		$2,028,722	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,167,000, which represented .06% of the net assets of the fund. These securities (with an aggregate value of $1,167,000, an aggregate cost of $2,006,000, and which represented .06% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $3,604,000 over the prior three-month period.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2013 (000)
Sales:
Australian dollars	1/13/2014	Citibank	$3,484	A$3,840	$58

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2013 (000)
Rickmers Maritime	27,420,000	27,420,000	—	54,840,000	$982	$12,385

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $29,854,000, which represented 1.47% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

A$ = Australian dollars

See Notes to Financial Statements

American Funds Insurance Series	71

Growth-Income Fund

Summary investment portfolio December 31, 2013

Common stocks 93.06%	Shares	Value (000)	Percent of net assets
Health care 17.09%
Gilead Sciences, Inc. [1]	12,349,500	$928,065	3.71%
Amgen Inc.	4,623,700	527,842	2.11
Illumina, Inc.[1]	2,250,000	248,895	.99
Biogen Idec Inc.[1]	761,000	212,890	.85
Alexion Pharmaceuticals, Inc.[1]	1,590,000	211,565	.84
Merck & Co., Inc.	3,981,080	199,253	.80
Edwards Lifesciences Corp.[1]	2,793,900	183,727	.73
UnitedHealth Group Inc.	2,350,000	176,955	.71
Other securities		1,588,912	6.35
		4,278,104	17.09

Information technology 15.07%
Google Inc., Class A1	582,700	653,038	2.61
Oracle Corp.	13,993,000	535,372	2.14
Microsoft Corp.	13,756,700	514,913	2.06
Texas Instruments Inc.	11,583,559	508,634	2.03
Yahoo! Inc.[1]	5,538,000	223,957	.89
Apple Inc.	314,700	176,581	.71
Accenture PLC, Class A	2,025,000	166,495	.66
Intuit Inc.	2,035,000	155,311	.62
Other securities		838,473	3.35
		3,772,774	15.07

Consumer discretionary 13.86%
Amazon.com, Inc.[1]	1,355,000	540,360	2.16
Home Depot, Inc.	4,225,000	347,886	1.39
Time Warner Inc.	4,646,667	323,966	1.29
General Motors Co.[1]	7,694,808	314,487	1.26
Comcast Corp., Class A	4,203,000	218,409	1.07
Comcast Corp., Class A, special nonvoting shares	1,000,000	49,880
Twenty-First Century Fox, Inc., Class A	6,987,700	245,827	.98
Mattel, Inc.	4,495,000	213,872	.86
Melco Crown Entertainment Ltd. (ADR)[1]	4,000,000	156,880	.63
Other securities		1,056,845	4.22
		3,468,412	13.86

Industrials 10.62%
CSX Corp.	11,500,000	330,855	1.32
General Dynamics Corp.	2,807,000	268,209	1.07
Precision Castparts Corp.	889,400	239,515	.96
Nielsen Holdings NV	4,441,839	203,836	.82
3M Co.	1,039,800	145,832	.58
Rockwell Automation	1,147,600	135,600	.54
Other securities		1,333,906	5.33
		2,657,753	10.62

72	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy 8.91%
Schlumberger Ltd.	3,562,000	$320,972	1.28%
EOG Resources, Inc.	1,703,000	285,832	1.14
Chevron Corp.	1,976,200	246,847	.99
ConocoPhillips	2,723,360	192,405	.77
Baker Hughes Inc.	3,263,000	180,313	.72
Royal Dutch Shell PLC, Class A (ADR)	2,525,000	179,957	.72
FMC Technologies, Inc.[1]	2,874,300	150,067	.60
Plains GP Holdings, LP, Class A1	5,500,000	147,235	.59
Other securities		525,649	2.10
		2,229,277	8.91

Materials 7.42%
Dow Chemical Co.	9,918,700	440,390	1.76
Celanese Corp., Series A	5,773,900	319,354	1.27
Other securities		1,098,522	4.39
		1,858,266	7.42

Financials 6.83%
Prudential Financial, Inc.	2,100,000	193,662	.77
State Street Corp.	2,280,000	167,329	.67
Other securities		1,349,580	5.39
		1,710,571	6.83

Consumer staples 6.38%
Philip Morris International Inc.	6,294,500	548,440	2.19
Coca-Cola Co.	5,135,400	212,143	.85
Altria Group, Inc.	3,815,000	146,458	.58
Other securities		690,384	2.76
		1,597,425	6.38

Telecommunication services 2.40%
Verizon Communications Inc.	5,720,900	281,125	1.12
Crown Castle International Corp.[1]	2,048,600	150,429	.60
Other securities		169,959	.68
		601,513	2.40

Utilities 0.63%
Other securities		157,689	.63

Miscellaneous 3.85%
Other common stocks in initial period of acquisition		964,035	3.85

Total common stocks (cost: $14,303,621,000)		23,295,819	93.06

Rights & warrants 0.02%
Consumer discretionary 0.02%
General Motors Co., Series A, warrants, expire 2016[1]	83,378	2,598
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,929	.02

Total rights & warrants (cost: $3,908,000)		4,527	.02

American Funds Insurance Series	73

Growth-Income Fund

Convertible securities 0.47%		Value (000)	Percent of net assets
Other 0.34%
Other securities		$84,779	.34%

Miscellaneous 0.13%
Other convertible securities in initial period of acquisition		32,594	.13

Total convertible securities (cost: $73,225,000)		117,373	.47

Bonds, notes & other debt instruments 0.27%
Other bonds & notes 0.27%
Other securities		67,195	.27

Total bonds, notes & other debt instruments (cost: $61,621,000)		67,195	.27

Short-term securities 6.30%	Principal amount (000)
Freddie Mac 0.07%–0.16% due 1/14–10/6/2014	$673,300	672,997	2.69
Fannie Mae 0.10%–0.14% due 1/13–9/22/2014	331,500	331,346	1.32
Federal Home Loan Bank 0.06%–0.135% due 1/22–8/26/2014	144,900	144,837	.58
Coca-Cola Co. 0.07%–0.18% due 1/6–3/11/2014[2]	52,400	52,397	.21
Google Inc. 0.10% due 2/20/2014[2]	40,000	39,996	.16
Chevron Corp. 0.08% due 2/19/2014[2]	27,300	27,295	.11
Other securities		308,871	1.23

Total short-term securities (cost: $1,577,662,000)		1,577,739	6.30
Total investment securities (cost: $16,020,037,000)		25,062,653	100.12
Other assets less liabilities		(29,299)	(.12)

Net assets		$25,033,354	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $9,997,000, a cost of $6,000,000, and which represented .04% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes a portion of a security that was pledged as collateral. The total value of pledged collateral was $290,000, which represented less than .01% of the net assets of the fund.

74	American Funds Insurance Series

Growth-Income Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $64,042,000 over the prior six-month period.

					Unrealized appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2013 (000)
Sales:
Japanese yen	1/10/2014	Barclays Bank PLC	$36,721	¥3,783,725	$789
Swiss francs	1/14/2014	Bank of America, N.A.	$15,743	CHF14,200	(177)
					$612

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $176,588,000, which represented .71% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CHF = Swiss francs

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	75

International Growth and Income Fund

Summary investment portfolio December 31, 2013

Common stocks 91.70%	Shares	Value (000)	Percent of net assets
Financials 21.28%
Prudential PLC	912,574	$20,250	2.12%
Aviva PLC	2,718,500	20,244	2.12
BNP Paribas SA	233,700	18,213	1.91
Banco Bilbao Vizcaya Argentaria, SA	618,161	7,609
Banco Bilbao Vizcaya Argentaria, SA (ADR)	312,171	3,868	1.20
HSBC Holdings PLC (Hong Kong)	543,368	5,897
HSBC Holdings PLC (United Kingdom)	440,000	4,826	1.13
Cheung Kong (Holdings) Ltd.	610,000	9,629	1.01
Siam Commercial Bank PCL	2,125,000	9,280	.97
Sberbank of Russia (ADR)	580,500	7,303
Sberbank of Russia (GDR)[1]	116,832	1,470	.92
bank muscat (SAOG)	5,262,000	8,693	.91
Assicurazioni Generali SpA	340,000	7,998	.84
Japan Real Estate Investment Corp.	1,432	7,669	.80
Barclays PLC	1,667,500	7,509	.79
Credit Suisse Group AG	240,219	7,344	.77
Banco Santander, SA2	771,081	6,901	.72
Other securities		48,389	5.07
		203,092	21.28

Consumer discretionary 17.30%
H & M Hennes & Mauritz AB, Class B	381,700	17,578	1.84
Volkswagen AG, nonvoting preferred	46,480	13,054	1.37
Hyundai Motor Co.	42,760	9,582	1.00
Whitbread PLC	149,122	9,263	.97
ProSiebenSat.1 Media AG	175,000	8,667	.91
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	8,646	.90
Crown Resorts Ltd.	564,000	8,486	.89
Genting Singapore PLC	7,083,000	8,391	.88
William Hill PLC	1,214,888	8,085	.85
Other securities		73,381	7.69
		165,133	17.30

Health care 9.97%
Novartis AG	361,870	28,883	3.03
Orion Oyj, Class B	429,600	12,068	1.26
Novo Nordisk A/S, Class B	64,700	11,860	1.24
Glenmark Pharmaceuticals Ltd.	1,180,000	10,184	1.07
Teva Pharmaceutical Industries Ltd. (ADR)	253,000	10,140	1.06
Other securities		22,013	2.31
		95,148	9.97

Consumer staples 9.33%
Philip Morris International Inc.	268,240	23,372	2.45
British American Tobacco PLC	301,600	16,172	1.69
Pernod Ricard SA	113,550	12,936	1.36
Nestlé SA	124,000	9,077	.95
CALBEE, Inc.	284,400	6,900	.72
Other securities		20,614	2.16
		89,071	9.33

76	American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials 9.30%
VINCI SA	346,733	$22,762	2.39%
Rolls-Royce Holdings PLC[2]	525,000	11,084	1.16
ASSA ABLOY AB, Class B	206,800	10,925	1.14
Other securities		43,990	4.61
		88,761	9.30

Utilities 8.05%
EDP - Energias de Portugal, SA	8,182,137	30,054	3.15
National Grid PLC	1,424,696	18,591	1.95
Power Assets Holdings Ltd.	1,013,000	8,054	.84
Other securities		20,079	2.11
		76,778	8.05

Telecommunication services 6.28%
Vodafone Group PLC	6,836,600	26,831	2.81
SoftBank Corp.	131,500	11,488	1.21
TeliaSonera AB	883,000	7,352	.77
Other securities		14,235	1.49
		59,906	6.28

Energy 3.53%
BP PLC	2,446,651	19,773	2.07
BG Group PLC	645,200	13,863	1.46
		33,636	3.53

Information technology 3.51%
Youku Tudou Inc., Class A (ADR)[2]	520,300	15,765	1.65
Delta Electronics, Inc.	1,380,760	7,876	.82
Other securities		9,889	1.04
		33,530	3.51

Materials 2.82%
Other securities		26,951	2.82

Miscellaneous 0.33%
Other common stocks in initial period of acquisition		3,119	.33

Total common stocks (cost: $741,296,000)		875,125	91.70

Convertible securities 0.32%
Financials 0.32%
Other securities		3,092	.32

Total convertible securities (cost: $2,905,000)		3,092	.32

Bonds, notes & other debt instruments 0.77%
Other bonds & notes 0.77%
Other securities		7,343	.77

Total bonds, notes & other debt instruments (cost: $7,452,000)		7,343	.77

American Funds Insurance Series	77

International Growth and Income Fund

Short-term securities 7.22%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.10%–0.12% due 6/13–7/17/2014	$20,400	$20,389	2.14%
General Electric Capital Corp. 0.05% due 1/2/2014	16,100	16,100	1.69
Federal Home Loan Bank 0.06%–0.10% due 2/25–4/2/2014	13,200	13,197	1.38
U.S. Treasury Bill 0.085% due 4/24/2014	10,100	10,098	1.06
Other securities		9,100	.95

Total short-term securities (cost: $68,882,000)		68,884	7.22
Total investment securities (cost: $820,535,000)		954,444	100.01
Other assets less liabilities		(137)	(.01)

Net assets		$954,307	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $13,583,000, which represented 1.42% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.

Key to abbreviations
ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

78	American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2013

Common stocks 69.44%	Shares	Value (000)	Percent of net assets
Consumer discretionary 12.38%
Comcast Corp., Class A	7,325,000	$380,644	2.33%
Home Depot, Inc.	3,125,000	257,312	1.58
Amazon.com, Inc.[1]	550,000	219,334	1.34
VF Corp.	2,800,000	174,552	1.07
General Motors Co.[1]	3,500,000	143,045	.88
Naspers Ltd., Class N	1,265,000	132,169	.81
Twenty-First Century Fox, Inc., Class A	3,600,000	126,648	.77
DIRECTV[1]	1,700,000	117,453	.72
Gentex Corp.	3,200,000	105,568	.65
Other securities		363,261	2.23
		2,019,986	12.38

Financials 11.56%
ACE Ltd.	2,520,000	260,896	1.60
Goldman Sachs Group, Inc.	1,350,000	239,301	1.47
American Express Co.	2,600,000	235,898	1.44
JPMorgan Chase & Co.	2,750,000	160,820	.99
Citigroup Inc.	2,750,000	143,303	.88
American Tower Corp.	1,575,000	125,716	.77
Bank of America Corp.	8,000,000	124,560	.76
Other securities		596,223	3.65
		1,886,717	11.56

Industrials 8.43%
Lockheed Martin Corp.	2,115,000	314,416	1.93
Boeing Co.	2,270,000	309,832	1.90
General Electric Co.	5,300,000	148,559	.91
Cummins Inc.	1,030,000	145,199	.89
Parker-Hannifin Corp.	900,000	115,776	.71
Other securities		341,460	2.09
		1,375,242	8.43

Health care 8.14%
Merck & Co., Inc.	6,350,000	317,817	1.95
Gilead Sciences, Inc.[1]	2,850,000	214,177	1.31
Bristol-Myers Squibb Co.	3,850,000	204,628	1.25
Johnson & Johnson	2,175,000	199,208	1.22
Pfizer Inc.	4,685,000	143,502	.88
UnitedHealth Group Inc.	1,500,000	112,950	.69
Incyte Corp.[1]	2,185,000	110,627	.68
Other securities		25,805	.16
		1,328,714	8.14

Energy 8.00%
Kinder Morgan, Inc.	8,090,000	291,240	1.79
Chevron Corp.	1,625,000	202,979	1.24
Noble Energy, Inc.	1,600,000	108,976	.67
Other securities		701,833	4.30
		1,305,028	8.00

American Funds Insurance Series	79

Asset Allocation Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Information technology 7.72%
Microsoft Corp.	11,545,000	$432,129	2.65%
ASML Holding NV (New York registered)	2,155,000	201,923	1.24
Texas Instruments Inc.	3,000,000	131,730	.81
VeriSign, Inc.[1]	1,700,000	101,626	.62
Other securities		392,690	2.40
		1,260,098	7.72

Materials 4.93%
FMC Corp.	2,500,000	188,650	1.16
Dow Chemical Co.	3,000,000	133,200	.82
Monsanto Co.	900,000	104,895	.64
Sealed Air Corp.	3,000,000	102,150	.62
Other securities		275,143	1.69
		804,038	4.93

Consumer staples 4.21%
Unilever NV (New York registered)	3,445,000	138,592	.85
Wal-Mart Stores, Inc.	1,725,000	135,740	.83
Kimberly-Clark Corp.	1,120,000	116,995	.72
Coca-Cola Co.	2,000,000	82,620	.50
Other securities		213,095	1.31
		687,042	4.21

Other 2.10%
Other securities		341,053	2.10

Miscellaneous 1.97%
Other common stocks in initial period of acquisition		322,655	1.97

Total common stocks (cost: $7,150,472,000)		11,330,573	69.44

Rights & warrants 0.00%
Consumer discretionary 0.00%
Other securities		822	.00

Total rights & warrants (cost: $432,000)		822	.00

Convertible securities 0.11%
Industrials 0.05%
Other securities		7,540	.05

Miscellaneous 0.06%
Other convertible securities in initial period of acquisition		10,503	.06

Total convertible securities (cost: $15,028,000)		18,043	.11

80	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments 20.67%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 7.61%
U.S. Treasury 6.68%
0.25% 2014	$200,000	$200,040
0.25% 2014	157,238	157,370
0.75% 2014	145,238	145,669	6.68%
2.625% 2014	105,000	106,528
1.50%–7.25% 2014–2043	475,384	479,692
		1,089,299	6.68

U.S. Treasury inflation-protected securities[2] 0.93%
0.125%–1.875% 2015–2043	154,597	151,419	.93

Total U.S. Treasury bonds & notes		1,240,718	7.61

Corporate bonds & notes 7.34%
Health care 1.06%
Gilead Sciences, Inc. 3.05% 2016	4,300	4,543	.03
Other securities		168,556	1.03
		173,099	1.06

Industrials 1.04%
General Electric Capital Corp. 3.10% 2023	3,750	3,559
General Electric Co. 2.70%–4.125% 2022–2042	9,035	8,429	.08
Other securities		157,169	.96
		169,157	1.04

Financials 1.03%
JPMorgan Chase & Co. 3.20%–3.45% 2016–2023	9,500	9,394	.06
Goldman Sachs Group, Inc. 2.90%–3.625% 2018–2023	5,000	4,893	.03
Other securities		154,537	.94
		168,824	1.03

Consumer discretionary 0.82%
Comcast Corp. 5.65%–6.95% 2035–2037	6,875	8,165	.05
Other securities		126,282	.77
		134,447	.82

Energy 0.78%
Chevron Corp. 3.191% 2023	3,500	3,361	.02
Kinder Morgan Energy Partners, LP 5.00% 2021[3]	2,825	2,793	.02
Other securities		121,664	.74
		127,818	.78

Other corporate bonds & notes 2.61%
Other securities		424,705	2.61

Total corporate bonds & notes		1,198,050	7.34

Mortgage-backed obligations[4] 4.73%
Fannie Mae:
4.50% 2044	146,000	154,743	3.39
0%–7.50% 2021–2047[5]	392,656	399,232
Freddie Mac 4.00%–6.611% 2023–2043[5]	52,590	55,392	.34
Other securities		162,968	1.00
		772,335	4.73

American Funds Insurance Series	81

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes 0.94%
Freddie Mac, 0.75%–3.111% 2016–2023[4]	$117,881	$115,719	.71%
Fannie Mae 2.184%–6.25% 2022–2029[5]	32,992	34,203	.21
Other securities		3,522	.02
		153,444	.94

Other bonds & notes 0.05%
Other securities		8,074	.05

Total bonds & notes & other debt instruments (cost: $3,360,730,000)		3,372,621	20.67

Short-term securities 11.14%
Freddie Mac 0.07%–0.16% due 1/14–9/17/2014	595,600	595,438	3.65
Federal Home Loan Bank 0.05%–0.15% due 1/16–10/22/2014	432,000	431,873	2.65
Fannie Mae 0.08%–0.15% due 1/2–9/2/2014	311,400	311,220	1.91
Coca-Cola Co. 0.11%–0.13% due 1/24–3/20/2014[3]	98,600	98,587	.60
Jupiter Securitization Co., LLC 0.11% due 1/23/2014[3]	15,700	15,699	.10
General Electric Capital Corp. 0.05% due 1/2/2014	10,200	10,200	.06
Other securities		354,634	2.17

Total short-term securities (cost: $1,817,558,000)		1,817,651	11.14
Total investment securities (cost: $12,344,220,000)		16,539,710	101.36
Other assets less liabilities		(222,017)	(1.36)

Net assets		$16,317,693	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $30,219,000, an aggregate cost of $55,742,000, and which represented .19% of the net assets of the fund) were acquired from 9/14/2009 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,412,000, which represented ..37% of the net assets of the fund.

“Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $61,799,000, which represented .38% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $735,953,000, which represented 4.51% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.

See Notes to Financial Statements

82	American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2013

Common stocks 66.56%	Shares	Value (000)	Percent of net assets
Financials 11.08%
ORIX Corp.	157,000	$2,754	1.43%
HSBC Holdings PLC	221,300	2,427	1.26
Link Real Estate Investment Trust	354,509	1,719	.90
Bankia, SA1	965,000	1,638	.85
Sumitomo Mitsui Financial Group, Inc.	31,500	1,621	.85
BNP Paribas SA	19,230	1,499	.78
JPMorgan Chase & Co.	20,700	1,211	.63
Prudential PLC	53,500	1,187	.62
AXA SA	40,300	1,120	.58
Banco Bilbao Vizcaya Argentaria, SA	90,000	1,108	.58
Other securities		4,999	2.60
		21,283	11.08

Industrials 9.78%
Cummins Inc.	19,200	2,707	1.41
General Electric Co.	93,700	2,626	1.37
Boeing Co.	17,000	2,320	1.21
BAE Systems PLC	257,000	1,851	.96
KONE Oyj, Class B	38,600	1,742	.91
Schneider Electric SA	19,000	1,657	.86
Randstad Holding NV	22,450	1,456	.76
ASSA ABLOY AB, Class B	22,000	1,162	.60
Other securities		3,275	1.70
		18,796	9.78

Information technology 8.83%
ASML Holding NV	47,969	4,490	2.34
Microsoft Corp.	100,000	3,743	1.95
OMRON Corp.	55,000	2,426	1.26
Google Inc., Class A1	1,100	1,233	.64
Other securities		5,068	2.64
		16,960	8.83

Consumer staples 8.62%
Nestlé SA	39,240	2,872	1.50
Pernod Ricard SA	20,770	2,366	1.23
Lorillard, Inc.	33,900	1,718	.89
Altria Group, Inc.	31,000	1,190	.62
Philip Morris International Inc.	12,700	1,107	.58
Other securities		7,306	3.80
		16,559	8.62

Health care 7.61%
Merck & Co., Inc.	72,120	3,610	1.88
Bristol-Myers Squibb Co.	63,610	3,381	1.76
Humana Inc.	12,780	1,319	.69
Novartis AG	15,160	1,210	.63
Other securities		5,088	2.65
		14,608	7.61

American Funds Insurance Series	83

Global Balanced Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Consumer discretionary 7.54%
Amazon.com, Inc.[1]	9,030	$3,601	1.88%
Home Depot, Inc.	21,030	1,732	.90
SES SA, Class A (FDR)	50,700	1,641	.85
Daimler AG	15,380	1,331	.69
Comcast Corp., Class A	21,930	1,140	.59
Other securities		5,053	2.63
		14,498	7.54

Energy 4.68%
Royal Dutch Shell PLC, Class B	58,470	2,208	1.15
Chevron Corp.	16,930	2,115	1.10
Kinder Morgan, Inc.	46,300	1,667	.87
Other securities		2,995	1.56
		8,985	4.68

Materials 4.14%
Dow Chemical Co.	37,000	1,643	.86
OJSC ALROSA[2]	1,253,971	1,334
OJSC ALROSA	101,138	108	.75
MeadWestvaco Corp.	34,000	1,256	.65
Other securities		3,621	1.88
		7,962	4.14

Telecommunication services 3.14%
Other securities		6,037	3.14

Utilities 1.14%
EDP - Energias de Portugal, SA	485,000	1,781	.92
Other securities		417	.22
		2,198	1.14

Total common stocks (cost: $102,574,000)		127,886	66.56

Preferred securities 0.08%
Financials 0.08%
Other securities		151	.08

Total preferred securities (cost: $150,000)		151	.08

Convertible securities 0.52%
Consumer staples 0.52%
Other securities		1,015	.52

Total convertible securities (cost: $1,198,000)		1,015	.52

84	American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments 29.53%	Principal amount (000)		Value (000)	Percent of net assets
Bonds & notes of governments & government agencies outside the U.S. 14.42%
Japanese Government:
Series 296, 1.50% 2018		¥135,000	$1,358	1.54%
1.00%–2.30% 2015–2042		160,500	1,601
United Mexican States Government 3.50%–10.00% 2015–2040[3]	MXN	34,569	2,930	1.52
Polish Government:
Series 1020, 5.25% 2020	PLN	3,250	1,155
5.25%–5.75% 2014–2021		3,370	1,206	1.40
5.00%–5.125% 2021–2022		$300	323
United Kingdom 1.75%–5.00% 2015–2046		£1,375	2,324	1.21
Spanish Government:
3.80% 2017		€350	507
5.40% 2023		1,185	1,792	1.20
Other securities			14,509	7.55
			27,705	14.42

Corporate bonds & notes 8.13%
Financials 2.50%
HSBC Holdings PLC 4.00% 2022		$100	103	.05
Other securities			4,700	2.45
			4,803	2.50

Energy 1.22%
Chevron Corp. 2.355% 2022		150	136	.07
Other securities			2,211	1.15
			2,347	1.22

Industrials 0.83%
General Electric Capital Corp. 0.873%–7.125% 2014–2049[4]		880	886	.46
Boeing Company 0.95% 2018		45	43	.02
Other securities			658	.35
			1,587	.83

Consumer staples 0.80%
Pernod Ricard SA 4.45% 2022[2]		150	152	.08
Other securities			1,383	.72
			1,535	.80

Other corporate bonds & notes 2.78%
Other securities			5,341	2.78

Total corporate bonds & notes			15,613	8.13

American Funds Insurance Series	85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
U. S. Treasury bonds & notes 4.88%
U.S. Treasury 4.34%
4.50% 2016	$1,250	$1,358
1.00% 2017	1,320	1,323	4.34%
0.25%–8.875% 2015–2043	5,723	5,666
		8,347	4.34

U.S. Treasury inflation-protected securities[3] 0.54%
0.125%–2.375% 2015–2042	1,040	1,033	.54

Total U.S. Treasury bonds & notes		9,380	4.88

Mortgage-backed obligations[5] 2.10%
Fannie Mae 2.00%–5.00% 2027–2043	2,957	3,001	1.56
Other securities		1,035	.54
		4,036	2.10

Total bonds, notes & other debt instruments (cost: $57,705,000)		56,734	29.53

Short-term securities 3.02%
Federal Home Loan Bank 0.06% due 3/21/2014	2,800	2,799	1.46
Abbott Laboratories 0.11% due 2/20/2014[2]	2,000	2,000	1.04
General Electric Capital Corp. 0.05% due 1/2/2014	1,000	1,000	.52

Total short-term securities (cost: $5,799,000)		5,799	3.02
Total investment securities (cost: $167,426,000)		191,585	99.71
Other assets less liabilities		552	.29

Net assets		$192,137	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $547,000, which represented .28% of the net assets of the fund.

86	American Funds Insurance Series

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $4,874,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2013 (000)
Purchases:
British pounds	1/9/2014	Citibank	£300	$491	$6
British pounds	1/10/2014	Bank of America, N.A.	£300	$491	5
Euros	1/6/2014	Bank of America, N.A.	€229	$310	5
Euros	1/10/2014	Bank of America, N.A.	€349	$480	1
Euros	1/10/2014	Bank of America, N.A.	€362	$491	8
Euros	1/14/2014	Bank of New York Mellon	€88	$121	— [6]
Euros	1/24/2014	HSBC Bank	€399	$545	3
Euros	1/27/2014	HSBC Bank	€900	$1,238	— [6]
Euros	1/30/2014	Credit Suisse AG	€111	$152	1
Japanese yen	1/17/2014	UBS AG	¥43,570	$428	(15)
					$14
Sales:
Australian dollars	1/16/2014	Bank of America, N.A.	$226	A$250	$3
Australian dollars	1/24/2014	Bank of America, N.A.	$532	A$600	(3)
Brazilian reais	2/3/2014	Citibank	$378	BRL900	— [6]
Euros	1/23/2014	Citibank	¥99,088	€700	(22)
Euros	1/24/2014	Bank of America, N.A.	¥74,503	€525	(15)
Mexican pesos	1/13/2014	HSBC Bank	$219	MXN2,875	(1)
South African rand	1/24/2014	HSBC Bank	$231	ZAR2,400	3
South African rand	1/27/2014	Citibank	$84	ZAR875	1
Swedish kronor	1/13/2014	Citibank	NKr4,509	SKr4,800	(3)
					$(37)
Forward currency contracts - net					$(23)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $7,005,000, which represented 3.65% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.

Key to abbreviations and symbols

FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
BRL = Brazilian reais
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	87

Bond Fund

Summary investment portfolio December 31, 2013

Bonds, notes & other debt instruments 90.69%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 30.77%
U.S. Treasury 26.57%
0.375% 2015	$39,000	$39,060
0.625% 2016	150,000	149,724
1.00% 2016	117,165	118,181
1.50% 2016	76,570	78,320
1.50% 2016	56,775	58,088
4.625% 2016	30,000	33,305
7.50% 2016	35,000	41,727
1.00% 2017	250,110	250,685
8.75% 2017	75,000	94,297
1.375% 2018	80,000	79,372
1.25% 2019	47,500	45,993	26.57%
8.75% 2020	40,000	56,106
1.625% 2022	257,451	232,048
1.625% 2022	84,915	77,034
1.75% 2023	75,766	68,173
2.00% 2023	105,034	97,271
2.50% 2023	255,200	244,632
2.75% 2023	126,250	123,301
3.625% 2043	158,100	148,725
0.25%–7.625% 2014–2043[1]	400,955	427,312
		2,463,354	26.57

U.S. Treasury inflation-protected securities[2] 4.20%
0.50% 2015	40,610	41,529
1.625% 2015	51,271	52,845
1.875% 2015	41,313	43,572
2.375% 2017	34,746	38,254	4.20
0.375% 2023	57,107	55,040
0.625% 2043	141,159	108,483
0.125%–2.00% 2018–2042	51,972	50,101
		389,824	4.20

Total U.S. Treasury bonds & notes		2,853,178	30.77

Corporate bonds & notes 30.75%
Consumer staples 3.26%
Coca-Cola Co. 1.50%–3.20% 2015–2023	22,645	22,648	.24
Other securities		280,048	3.02
		302,696	3.26

Industrials 2.68%
Volvo Treasury AB 5.95% 2015[3]	34,000	35,991	.39
Other securities		212,045	2.29
		248,036	2.68

Other corporate bonds & notes 24.81%
Other securities		2,300,103	24.81

Total corporate bonds & notes		2,850,835	30.75

88	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations[4] 20.99%
Fannie Mae:
3.00% 2027	$99,580	$101,919
2.50% 2029	82,574	81,748
4.00% 2042	67,730	69,893
3.00% 2043	53,683	51,124
3.00% 2043	43,207	41,145	12.54%
3.00% 2044	186,000	176,627
4.50% 2044	287,229	304,429
1.765%–9.533% 2023–2043[5]	328,110	335,563
Freddie Mac:
4.00% 2044	39,500	40,577
0%–5.50% 2033–2043[5]	158,601	162,141	2.18
Government National Mortgage Assn.:
4.00% 2043	74,644	77,811
4.50% 2043	50,148	53,705	1.46
4.50% 2040	3,455	3,712
Other securities		445,728	4.81
		1,946,122	20.99

Bonds & notes of governments & government agencies outside the U.S. 4.50%
Spanish Government:
5.85% 2022	€26,750	41,810
5.40% 2023	69,075	104,472	1.58
Polish Government 6.375% 2019	$35,540	41,626	.45
Other securities		229,360	2.47
		417,268	4.50

Federal agency bonds & notes 2.58%
Freddie Mac:
1.25% 2019	48,500	45,959
0.50%–5.00% 2014–2023[5]	82,268	81,858	1.38
Federal Home Loan Bank 0.375%–2.50% 2014–2017	55,940	56,142	.61
Fannie Mae 1.25%–5.375% 2016	12,080	12,470	.13
Other securities		42,724	.46
		239,153	2.58

Other bonds & notes 1.10%
Other securities		101,913	1.10

Total bonds, notes & other debt instruments (cost: $8,381,060,000)		8,408,469	90.69

Convertible securities 0.02%
Miscellaneous 0.02%
Other convertible securities in initial period of acquisition		1,473	.02

Total convertible securities (cost: $1,353,000)		1,473	.02

American Funds Insurance Series	89

Bond Fund

Preferred securities 0.11%	Principal amount (000)	Value (000)	Percent of net assets
Financials 0.08%
Other securities		$7,245	.08%

Miscellaneous 0.03%
Other preferred securities in initial period of acquisition		2,640	.03

Total preferred securities (cost: $10,208,000)		9,885	.11

Common stocks 0.06%
Other 0.06%
Other securities		5,457	.06

Total common stocks (cost: $9,846,000)		5,457	.06

Short-term securities 14.24%
Freddie Mac 0.07%–0.15% due 1/23–10/6/2014	$554,100	553,858	5.97
Federal Home Loan Bank 0.08%–0.18% due 1/2–7/15/2014	168,200	168,133	1.81
Coca-Cola Co. 0.11%–0.13% due 1/24–4/10/2014[3]	83,500	83,478	.90
Private Export Funding Corp. 0.13%–0.23% due 2/12–4/9/2014[3]	74,400	74,378	.80
ExxonMobil Corp. 0.07%–0.08% due 1/2–1/21/2014	70,000	69,998	.76
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 1/9–2/7/2014	65,500	65,496	.71
Fannie Mae 0.055%–0.12% due 2/26–5/1/2014	55,100	55,087	.59
U.S. Treasury Bill 0.126% due 8/21/2014	40,000	39,982	.43
Federal Farm Credit Banks 0.13% due 7/21/2014	35,300	35,277	.38
IBM Corp. 0.05% due 1/28/2014[3]	34,200	34,199	.37
Other securities		140,483	1.52

Total short-term securities (cost: $1,320,441,000)		1,320,369	14.24
Total investment securities (cost: $9,722,908,000)		9,745,653	105.12
Other assets less liabilities		(473,568)	(5.12)

Net assets		$9,272,085	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S.Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

90	American Funds Insurance Series

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $131,134,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2013 (000)
Sales:
Euros	1/10/2014	Bank of New York Mellon	$1,369	€1,000	$(7)
Euros	1/10/2014	JPMorgan Chase	$82,536	€60,275	(384)
Euros	1/17/2014	JPMorgan Chase	$1,646	€1,200	(5)
Euros	1/29/2014	Citibank	$9,677	€7,075	(56)
Euros	1/29/2014	Citibank	$68,469	€50,125	(487)
Euros	1/30/2014	Citibank	$3,308	€2,400	6
Euros	2/6/2014	JPMorgan Chase	$39,179	€29,000	(716)
					$(1,649)

Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average notional amount of interest rate swaps was $40,000,000 over the prior one-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation at 12/31/2013 (000)
Receive	3-month USD-LIBOR	3.00%	12/23/2023	$40,000	$334

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $5,452,000, which represented .06% of the net assets of the fund. Some of these securities (with an aggregate value of $5,196,000, an aggregate cost of $8,825,000, and which represented .06% of the net assets of the fund) were acquired from 1/26/2009 to 12/13/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $55,644,000, which represented ..60% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,674,000, which represented .04% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,056,490,000, which represented 11.39% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.

Key to symbol
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series	91

Global Bond Fund

Summary investment portfolio December 31, 2013

Bonds, notes & other debt instruments 92.00%	Principal amount (000)		Value (000)		Percent of net assets
Euros 22.58%
Spanish Government:
5.50% 2017		€18,415	US$	28,147
4.50% 2018		16,730		24,792
5.85% 2022		17,225		26,923	8.59%
5.40% 2023		90,320		136,604
3.75%–3.80% 2017–2018		4,180		6,036
Italian Government:
4.75% 2017		17,845		26,615
4.75% 2017		13,525		20,200	3.04
4.75% 2021		11,125		16,580
3.50%–4.50% 2018–2024		10,440		15,175
Irish Government:
4.50% 2020		22,255		33,526
3.90% 2023		8,625		12,298	2.33
4.50%–5.50% 2017–2020		9,305		14,396
Belgium (Kingdom of):
Series 69, 1.25% 2018		6,925		9,556
Series 67, 3.00% 2019		7,280		10,788	1.46
Series 68, 2.25% 2023		13,065		17,526
German Government 2.00%–6.25% 2014–2040		19,965		31,861	1.23
Portuguese Government:
4.35% 2017		15,195		20,890	1.08
3.85%–4.75% 2019–2021		5,575		6,967
Hungarian Government 3.875%–6.00% 2018–2020		14,810		22,282	.86
Other securities				103,313	3.99
				584,475	22.58

Japanese yen 5.72%
Japanese Government:
Series 317, 0.10% 2014		¥2,597,350		24,669
Series 269, 1.30% 2015		3,795,000		36,561
Series 284, 1.70% 2016		2,810,000		27,912	5.72
Series 136, 1.60% 2032		2,265,950		22,061
1.00%–2.40% 2017–2038		3,654,450		36,959
				148,162	5.72

Polish zloty 3.93%
Polish Government:
Series 1017, 5.25% 2017	PLN	144,697		50,967
Series 0718, 2.50% 2018		34,000		10,748
Series 1020, 5.25% 2020		20,000		7,110	3.93
Series 1021, 5.75% 2021		31,280		11,405
Series 0922, 5.75% 2022		58,890		21,536
				101,766	3.93

Mexican pesos 3.86%
United Mexican States Government:
Series M, 6.25% 2016	MXN	147,200		11,867
Series M, 5.00% 2017		202,000		15,612
Series M, 8.00% 2020		323,200		27,781	3.86
Series M30, 10.00% 2036		155,000		15,108
4.00%–10.00% 2016–2040[1]		342,876		29,587
				99,955	3.86

British pounds 3.12%
United Kingdom:
3.75% 2021		£15,855		28,275
4.25% 2040		6,620		12,105	3.00
1.75%–4.75% 2014–2044		22,690		37,363
Other securities				3,049	.12
				80,792	3.12

92	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)		Percent of net assets
Swedish kronor 1.56%
Swedish Government:
Series 1051, 3.75% 2017	SKr	75,380	US$	12,686
Series 105, 3.50% 2022		109,290		18,527	1.56%
3.50%–6.75% 2014–2028[1]		47,693		9,249
				40,462	1.56

Norwegian kroner 1.46%
Norwegian Government:
4.25% 2017	NKr	115,210		20,485	1.46
3.75%–4.50% 2019–2021		96,585		17,373
				37,858	1.46

Hungarian forints 1.31%
Hungarian Government:
Series 19/A, 6.50% 2019	HUF	2,547,750		12,739	1.31
Series 20A, 7.50% 2020		4,025,000		21,002
				33,741	1.31

South Korean won 1.15%
South Korean Government 3.00%–5.75% 2017–2023	KRW	30,658,950		29,733	1.15

Brazilian reais 0.77%
Brazil (Federal Republic of) 6.00% 2018[1]	BRL	26,493		11,075	.43
Other securities				8,794	.34
				19,869	.77

U.S. dollars 42.15%
U.S. Treasury:
1.00% 2017	US$	20,685		20,733
2.75% 2017[2]		15,125		16,014
3.50% 2018		15,275		16,579
1.375% 2020		18,525		17,538
1.625% 2022		57,675		51,984
1.625% 2022		11,750		10,659	12.39
2.50% 2023		55,775		53,465
2.75% 2023		17,750		17,335
0.25%–7.50% 2014–2043		79,328		80,118
U.S. Treasury inflation-protected securities:
0.375% 2023[1]		18,266		17,605
0.125%–2.375% 2015–2043[1]		18,604		18,815
Fannie Mae:
3.00% 2043[3]		16,714		15,917
3.50% 2044[3]		27,075		26,904	3.30
2.00%–6.50% 2022–2044[3,4]		41,745		42,484
Hungarian Government:
6.25% 2020		11,020		11,943	.83
4.125%–5.375% 2018–2023		9,670		9,659
Polish Government 5.00%–6.375% 2019–2022		11,200		12,682	.49
Toronto-Dominion Bank 2.375% 2016		1,000		1,039	.04
South Korean Government 5.75% 2014		700		710	.03
Other securities				648,985	25.07
				1,091,168	42.15

Other currencies 4.39%
Other securities				113,679	4.39

Total bonds, notes & other debt instruments (cost: $2,356,149,000)				2,381,660	92.00

American Funds Insurance Series	93

Global Bond Fund

Convertible securities 0.02%	Value (000)		Percent of net assets
U.S. dollars 0.02%
Other securities	US$	597	.02%

Total convertible securities (cost: $386,000)		597	.02

Preferred securities 0.11%
U.S. dollars 0.11%
Other securities		2,774	.11

Total preferred securities (cost: $2,845,000)		2,774	.11

Common stocks 0.05%
U.S. dollars 0.05%
Other securities		1,230	.05

Total common stocks (cost: $2,458,000)		1,230	.05

94	American Funds Insurance Series

Global Bond Fund

Short-term securities 7.62%	Principal amount (000)		Value (000)		Percent of net assets
Federal Home Loan Bank 0.05%–0.06% due 1/24–3/21/2014	US$	90,000	US$	89,987	3.48%
Toronto-Dominion Holdings USA Inc. 0.13% due 1/6/2014[5]		25,000		24,999	.96
Gotham Funding Corp. 0.16% due 1/14/2014[5]		12,200		12,199
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.11% due 1/6/2014		10,000		10,000	.86
Mizuho Funding LLC 0.165% due 1/22/2014[5]		20,000		19,998	.77
International Bank for Reconstruction and Development 0.12% due 3/5/2014		15,200		15,198	.59
Wal-Mart Stores, Inc. 0.06% due 2/24/2014[5]		15,000		14,999	.58
Other securities				9,900	.38

Total short-term securities (cost: $197,282,000)				197,280	7.62
Total investment securities (cost: $2,559,120,000)				2,583,541	99.80
Other assets less liabilities				5,249	.20

Net assets			US$	2,588,790	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,827,000, which represented .07% of the net assets of the fund. Some of these securities (with an aggregate value of $734,000, an aggregate cost of $1,511,000, and which represented .03% of the net assets of the fund) were acquired from 3/16/2007 to 2/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	95

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $295,709,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement		Receive	Deliver	at 12/31/2013
	date	Counterparty	(000)	(000)	(000)
Purchases:
British pounds	1/10/2014	UBS AG	£7,800	$12,769	US$	146
Euros	1/24/2014	HSBC Bank	€4,235	$5,793		33
Japanese yen	1/17/2014	UBS AG	¥1,633,399	$16,214		(549)
Japanese yen	1/17/2014	JPMorgan Chase	¥445,932	$4,320		(85)
Japanese yen	1/24/2014	JPMorgan Chase	¥1,682,153	$16,395		(420)
Japanese yen	1/27/2014	Citibank	¥1,807,169	$17,535		(353)
Japanese yen	2/7/2014	UBS AG	¥1,319,645	$13,400		(867)
Japanese yen	3/5/2014	Bank of New York Mellon	¥2,712,496	$26,475		(710)
Japanese yen	3/11/2014	Bank of America, N.A.	¥910,822	$8,850		(198)
					US$	(3,003)

Sales:
Brazilian reais	1/8/2014	Citibank	$3,586	BRL8,590	US$	(48)
Brazilian reais	1/9/2014	Credit Suisse AG	$2,842	BRL6,750		(13)
Brazilian reais	2/5/2014	Citibank	$11,485	BRL27,615		(113)
Euros	1/10/2014	JPMorgan Chase	$8,462	€6,180		(39)
Euros	1/13/2014	HSBC Bank	$6,030	€4,370		18
Euros	1/13/2014	Bank of America, N.A.	£22,902	€27,200		502
Euros	1/14/2014	Bank of America, N.A.	$2,946	€2,140		2
Euros	1/14/2014	Bank of America, N.A.	¥430,160	€3,040		(97)
Euros	1/14/2014	Bank of America, N.A.	$17,848	€13,130		(215)
Euros	1/17/2014	Bank of America, N.A.	$5,961	€4,345		(16)
Euros	1/24/2014	HSBC Bank	$5,839	€4,240		6
Euros	1/30/2014	Citibank	$6,086	€4,500		(105)
Euros	2/5/2014	Citibank	£3,624	€4,375		(19)
Euros	2/5/2014	HSBC Bank	$6,071	€4,500		(119)
Euros	2/7/2014	UBS AG	£6,220	€7,400		118
Euros	2/7/2014	UBS AG	$10,814	€8,075		(226)
Euros	2/12/2014	UBS AG	$6,368	€4,775		(158)
Japanese yen	1/24/2014	Bank of America, N.A.	$5,813	¥605,500		63
Mexican pesos	1/16/2014	UBS AG	$4,346	MXN56,784		29
Mexican pesos	1/24/2014	Barclays Bank PLC	$2,928	MXN38,150		12
Swedish kronor	1/13/2014	Citibank	$5,874	SKr38,340		(86)
Swedish kronor	1/13/2014	UBS AG	€3,197	SKr28,800		(78)
Swedish kronor	1/23/2014	HSBC Bank	€5,296	SKr47,650		(120)
Swedish kronor	2/10/2014	Bank of America, N.A.	€2,144	SKr19,040		(9)
Turkish lira	1/13/2014	Bank of America, N.A.	$1,261	TRY2,600		54
Turkish lira	1/15/2014	Bank of New York Mellon	$3,085	TRY6,290		167
Turkish lira	1/27/2014	Citibank	$2,221	TRY4,590		98
					US$	(392)
Forward currency contracts – net					US$	(3,395)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,951,000, which represented .11% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $268,275,000, which represented 10.36% of the net assets of the fund.

See Notes to Financial Statements

96	American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2013

Bonds, notes & other debt instruments 89.79%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes 88.96%
Telecommunication services 16.67%
Sprint Nextel Corp.:
7.00% 2020	$20,650	$22,457
6.00%–11.50% 2016–2021[1]	13,310	16,395
Sprint Corp.:
7.25% 2021[1]	11,150	12,014	2.92%
7.875% 2023[1]	2,050	2,209
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,709
Sprint Capital Corp. 6.90% 2019	1,550	1,701
Wind Acquisition SA:
11.75% 2017[1]	17,618	18,763
11.75% 2017	€8,550	12,528	2.36
7.25% 2018[1]	$7,975	8,424
7.375% 2018	€4,075	5,940
MetroPCS Wireless, Inc.:
6.25% 2021[1]	$16,950	17,649
6.625% 2023[1]	19,150	19,844	2.35
T-Mobile US, Inc. 6.542%–6.731% 2020–2022	7,600	8,044
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	18,333	18,398
Cricket Communications, Inc. 7.75% 2020	12,575	14,383	1.69
NII Capital Corp. 7.625%–11.375% 2016–2021[1]	57,310	31,975	1.65
Intelsat Jackson Holding Co.:
6.625% 2022[1]	14,700	15,214
6.625%–7.25% 2020–2022	6,525	6,824	1.22
Intelsat Luxembourg Holding Co. 6.75% 2018[1]	1,470	1,569
Digicel Group Ltd.:
8.25% 2020[1]	17,300	18,014
6.00% 2021[1]	5,650	5,466	1.21
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	20,663	1.07
Other securities		42,523	2.20
		322,706	16.67

Consumer discretionary 14.67%
DISH DBS Corp.:
4.25% 2018	14,775	15,107
4.625%–7.875% 2017–2020	11,975	12,444	1.50
EchoStar DBS Corp. 7.125%–7.75% 2015–2016	1,325	1,448
Caesars Entertainment Operating Co. 8.00%–11.25% 2017–2020[1]	23,820	23,869	1.23
Boyd Gaming Corp.:
9.00% 2020	10,750	11,825	1.13
9.125% 2018	9,190	10,040
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5]	11,524	10,487	.54
Needle Merger Sub Corp. 8.125% 2019[1]	9,955	10,465	.54
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	9,900	10,197	.53
Other securities		178,139	9.20
		284,021	14.67

American Funds Insurance Series	97

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Industrials 13.14%
Navios Maritime Holdings Inc. 7.375% 2022[1]	$10,050	$10,125
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,745	5,932	1.17%
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	6,500	6,662
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	20,436	1.06
JELD-WEN Escrow Corp. 12.25% 2017[1]	14,770	16,838	.87
Ply Gem Industries, Inc. 8.25% 2018	14,239	15,236	.79
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,4]	11,970	12,007	.62
Euramax International, Inc. 9.50% 2016	10,880	10,962	.57
CEVA Group PLC 8.375%–11.625% 2016–2017[1]	6,644	7,008	.36
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	6,130	6,201	.32
Other securities		142,846	7.38
		254,253	13.14

Health care 13.12%
inVentiv Health Inc.:
9.00% 2018[1]	10,225	10,736
11.00% 2018[1]	20,290	18,007	1.84
11.00% 2018[1]	7,685	6,840
Kinetic Concepts, Inc.:
10.50% 2018	15,355	17,735
12.50% 2019	10,465	11,878	1.62
Term Loan D1, 4.50% 2018[2,3,4]	1,656	1,671
VPI Escrow Corp. 5.625%–7.50% 2018–2021[1]	23,955	25,852	1.33
DJO Finance LLC:
7.75% 2018	11,635	11,897	1.14
8.75%–9.875% 2017–2018	9,685	10,208
Forest Laboratories, Inc. 5.00% 2021[1]	15,450	15,547	.80
INC Research LLC 11.50% 2019[1]	10,690	11,946	.62
Select Medical Holdings Corp. 6.375% 2021	12,155	11,942	.62
Other securities		99,792	5.15
		254,051	13.12

Materials 8.16%
FMG Resources:
6.00% 2017[1]	14,855	15,858
6.875%–8.25% 2015–2022[1]	15,493	16,836	1.69
Reynolds Group Inc.:
5.75% 2020	19,805	20,300	1.39
7.125%–9.875% 2019	5,915	6,572
Inmet Mining Corp.:
8.75% 2020[1]	14,780	16,110
7.50% 2021[1]	6,270	6,583	1.17
ArcelorMittal 7.25% 2041[2]	11,105	10,661	.55
Other securities		65,041	3.36
		157,961	8.16

98	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Information technology 8.09%
First Data Corp.:
11.75% 2021[1]	$26,055	$27,618
12.625% 2021	11,804	13,914	2.93%
6.75%–11.75% 2019–2022[1,2,5]	14,217	15,140
Freescale Semiconductor, Inc.:
5.00% 2021[1]	10,385	10,125
6.00% 2022[1]	15,600	15,834	1.34
SRA International, Inc.:
Term Loan B, 6.50% 2018[2,3,4]	16,678	16,545
11.00% 2019	7,835	8,188	1.28
Dell, Inc. Term Loan B, 4.50% 2020[2,3,4]	17,250	17,315	.89
Other securities		32,003	1.65
		156,682	8.09

Energy 7.95%
NGPL PipeCo LLC:
9.625% 2019[1]	16,825	16,531
Term Loan B, 6.75% 2017[2,3,4]	939	878	1.03
7.119% 2017[1]	2,775	2,525
Peabody Energy Corp. 6.00% 2018	11,455	12,257	.63
QGOG Constellation SA 6.25% 2019[1]	11,200	10,724	.56
Other securities		110,923	5.73
		153,838	7.95

Financials 3.51%
Realogy Corp. 7.875% 2019[1]	11,850	13,065	.68
Other securities		54,846	2.83
		67,911	3.51

Other corporate bonds & notes 3.65%
Other securities		70,538	3.65

Total corporate bonds & notes		1,721,961	88.96

Other bonds & notes 0.83%
Other securities		16,063	.83

Total bonds, notes & other debt instruments (cost: $1,672,973,000)		1,738,024	89.79

American Funds Insurance Series	99

High-Income Bond Fund

Convertible securities 0.96%	Shares	Value (000)	Percent of net assets
Industrials 0.56%
CEVA Group PLC, Series A-2, 2.239% convertible preferred[7,8]	2,211	$2,780
CEVA Group PLC, Series A-1, 3.239% convertible preferred[8]	4,788	8,025	.56%
		10,805	.56

Other 0.40%
Other securities		7,799	.40

Total convertible securities (cost: $14,032,000)		18,604	.96

Preferred securities 0.78%
Financials 0.78%
Other securities		15,133	.78

Total preferred securities (cost: $15,417,000)		15,133	.78

Common stocks 2.07%
Industrials 1.40%
Beech Holdings, LLC[7,8,9]	2,447,858	19,913	1.03
CEVA Group PLC[1,8,9]	5,622	7,067	.37
Other securities		1	.00
		26,981	1.40

Other 0.67%
Other securities		12,971	.67

Total common stocks (cost: $45,158,000)		39,952	2.07

Rights & warrants 0.01%
Consumer discretionary 0.01%
Other securities		286	.01

Total rights & warrants (cost: $165,000)		286	.01

100	American Funds Insurance Series

High-Income Bond Fund

Short-term securities 4.97%	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.055%–0.14% due 2/26–6/2/2014	$24,000	$23,991	1.24%
John Deere Financial Ltd. 0.08%–0.09% due 1/8–1/10/2014[1]	17,100	17,100	.88
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/28/2014	15,500	15,499	.80
Federal Home Loan Bank 0.11% due 5/16/2014	13,300	13,295	.69
General Electric Capital Corp. 0.05% due 1/2/2014	13,000	13,000	.67
Other securities		13,298	.69

Total short-term securities (cost: $96,178,000)		96,183	4.97
Total investment securities (cost: $1,843,923,000)		1,908,182	98.58
Other assets less liabilities		27,452	1.42

Net assets		$1,935,634	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $8,330,000 over the prior 12-month period.

					Unrealized
			Contract amount		depreciation
	Settlement		Receive	Deliver	at 12/31/2013
	date	Counterparty	(000)	(000)	(000)
Sales:
Euros	1/10/2014	Bank of New York Mellon	$4,998	€3,650	$(24)
Euros	1/24/2014	JPMorgan Chase	$1,204	€875	—	[10]
						$(24)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $805,752,000, which represented 41.63% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $187,679,000, which represented 9.70% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	dates	(000)	(000)	net assets
Beech Holdings, LLC	3/16/2007–2/15/2013	$18,164	$19,913	1.03%
CEVA Group PLC, Series A-2, 2.239% convertible preferred	3/10/2010–1/23/2012	2,214	2,780	.14
Other restricted securities	2/14/2011–3/15/2013	12,058	3,492	.18
Total restricted securities		$32,436	$26,185	1.35%

[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities including those in “Other securities,” was $57,820,000, which represented 2.99% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Amount less than one thousand.

Key to symbol

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series	101

Mortgage Fund

Summary investment portfolio December 31, 2013

Bonds, notes & other debt instruments 94.51%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations 74.05%
Federal agency mortgage-backed obligations[1] 66.39%
Fannie Mae:
2.50% 2028	$2,330	$2,309
3.00% 2028	4,998	5,115
3.00% 2042	12,352	11,762
3.00% 2043	10,864	10,347
3.00% 2043	6,872	6,545	27.61%
4.00% 2043	5,331	5,515
4.00% 2043	2,238	2,309
3.00% 2044	9,677	9,189
4.50% 2044	10,425	11,049
2.50%–5.00% 2027–2043[2]	3,985	4,143
Government National Mortgage Assn.:
5.50% 2040	7,325	8,235
5.00% 2041	3,919	4,256
5.00% 2041	2,179	2,297
6.50% 2041	2,732	2,965
3.50% 2043	3,810	3,850
3.50% 2043	3,598	3,637
3.50% 2043	2,881	2,913	22.09
3.50% 2043	2,664	2,692
3.50% 2043	2,359	2,384
4.00% 2043	6,818	7,107
4.50% 2043	2,484	2,661
4.50% 2043	1,500	1,606
4.00% 2044	2,250	2,339
3.50%–6.00% 2038–2043	7,508	7,674
Freddie Mac:
2.50% 2027	1,272	1,265
5.00% 2034	4,368	4,738
3.00% 2043	5,125	4,871
4.00% 2043	9,232	9,516	13.17
4.00% 2043	2,121	2,186
4.00% 2043	1,491	1,537
2.351%–5.50% 2026–2044[2]	8,202	8,461
Vendee Mortgage Trust:
Series 2011-2, Class V, 3.75% 2028	5,921	6,128
Series 2011-2, Class DA, 3.75% 2033	203	212	3.30
Series 2010-1, Class DA, 4.25% 2035	1,776	1,826
Other securities		529	.22
		164,168	66.39

Commercial mortgage-backed securities[1] 4.20%
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,888	2,065	.83
Other securities		8,329	3.37
		10,394	4.20

Other mortgage-backed securities 3.46%
Other securities		8,561	3.46

Total mortgage-backed obligations		183,123	74.05

102	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 10.07%
U.S. Treasury inflation-protected securities[3] 5.69%
2.00% 2014	$2,478	$2,534
2.00% 2014	2,528	2,528	5.69%
0.50% 2015	5,389	5,511
0.625% 2043	4,572	3,513
		14,086	5.69

U.S. Treasury 4.38%
1.50% 2018	2,175	2,163
1.75% 2023	1,525	1,372
2.75% 2023	1,000	977	4.38
2.875% 2043[4]	2,000	1,615
3.625% 2043	5,000	4,703
		10,830	4.38

Total U.S. Treasury bonds & notes		24,916	10.07

Federal agency bonds & notes 9.25%
Freddie Mac:
Series K031, Class A2, multifamily 3.30% 2023[1,2]	5,022	4,958
Series K032, Class A2, multifamily 3.31% 2023[2]	1,250	1,233	4.67
0.546%–3.531% 2016–2023[1,2]	5,393	5,349
United States Agency for International Development, Jordan (Kingdom of)
2.503% 2020	7,000	6,856	2.77
Federal Home Loan Bank:
Series 2816, 1.00% 2017	2,970	2,964	1.34
5.50% 2036	300	347
Fannie Mae 1.114%–3.329% 2017–2023[1,2]	1,189	1,164	.47
		22,871	9.25

Municipals 1.14%
Other securities		2,810	1.14

Total bonds, notes & other debt instruments (cost: $235,030,000)		233,720	94.51

American Funds Insurance Series	103

Mortgage Fund

Short-term securities 10.92%	Principal amount (000)	Value (000)	Percent of net assets
General Electric Capital Corp. 0.05% due 1/2/2014	$5,200	$5,200	2.10%
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,998	2.02
National Rural Utilities Cooperative Finance Corp. 0.09% due 1/8/2014	4,900	4,900	1.98
John Deere Financial Ltd. 0.08% due 1/17/2014[5]	4,500	4,500	1.82
Private Export Funding Corp. 0.08% due 2/20/2014[5]	2,500	2,500	1.01
Coca-Cola Co. 0.10% due 1/15/2014[5]	2,300	2,300	.93
Federal Home Loan Bank 0.115% due 5/23/2014	1,600	1,599	.65
Other securities		1,000	.41

Total short-term securities (cost: $26,996,000)		26,997	10.92
Total investment securities (cost: $262,026,000)		260,717	105.43
Other assets less liabilities		(13,429)	(5.43)

Net assets		$247,288	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $22,525,000 over the prior four-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2013 (000)
Receive	3-month USD-LIBOR	1.039%	11/26/2017	$800	$8
Receive	3-month USD-LIBOR	1.5125	7/22/2018	5,000	18
Receive	3-month USD-LIBOR	1.5775	8/6/2018	4,000	6
Receive	3-month USD-LIBOR	1.5625	8/9/2018	1,500	4
Receive	3-month USD-LIBOR	2.065	10/30/2020	5,500	128
Pay	3-month USD-LIBOR	2.898	9/23/2023	5,000	(68)
Receive	3-month USD-LIBOR	2.80125	9/27/2023	2,500	55
					$151

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $382,000, which represented .15% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $19,381,000, which represented 7.84% of the net assets of the fund.

See Notes to Financial Statements

104	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2013

Bonds, notes & other debt instruments 89.37%	Principal amount (000)	Value (000)	Percent of net assets
U. S. Treasury bonds & notes 41.85%
U.S. Treasury 32.62%
2.625% 2014	$46,100	$46,771
1.875% 2015	26,550	27,197
11.25% 2015	50,680	56,952
1.50% 2016[1]	46,250	47,307
1.50% 2016	44,825	45,861
4.625% 2016	28,875	32,056
3.25% 2017	25,235	27,123
4.625% 2017	22,600	25,209
1.375% 2020	27,375	25,916	32.62%
1.625% 2022	113,298	102,119
1.625% 2022	59,028	53,550
1.75% 2023	37,425	33,674
2.00% 2023	55,789	51,666
2.50% 2023	171,500	164,398
2.75% 2023	121,750	118,906
2.875% 2043	51,050	41,211
3.625% 2043	70,350	66,178
0.25%–7.50% 2016–2043	135,670	142,662
		1,108,756	32.62

U.S. Treasury inflation-protected securities[2] 9.23%
2.00% 2014	44,608	45,613
2.00% 2014	69,441	69,421
0.50% 2015	58,146	59,461	9.23
0.625% 2043	121,019	93,004
0.125%–1.875% 2015–2023	45,793	46,295
		313,794	9.23

Total U.S. Treasury bonds & notes		1,422,550	41.85

Federal agency mortgage-backed obligations[3] 28.03%
Fannie Mae:
3.00% 2042	29,977	28,545
3.00% 2043	36,678	34,929
3.00% 2043	28,710	27,342
3.00% 2043	27,603	26,288	13.65
3.00% 2044	77,350	73,452
4.50% 2044	72,600	76,948
0%–10.65% 2017–2044[4]	194,529	196,396
Government National Mortgage Assn.:
5.50% 2040	26,899	30,241
4.00% 2043	57,694	60,141
4.50% 2043	27,508	29,468	6.77
4.50% 2044	24,500	26,202
3.00%–6.50% 2026–2058[4]	80,353	84,302
Freddie Mac:
4.00% 2044	38,000	39,036
0%–6.00% 2016–2043[4]	169,336	171,080	6.18
Vendee Mortgage Trust:
Series 2011-2, Class DA, 3.75% 2033	24,121	25,289
Series 2010-1, Class DA, 4.25% 2035	20,051	20,619	1.35
Other securities		2,676	.08
		952,954	28.03

American Funds Insurance Series	105

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes 19.32%
Freddie Mac:
0.375% 2014	$26,550	$26,562
Series K033, Class A2, multifamily 3.06% 2023[4]	33,313	32,175
Series K032, Class A2, multifamily 3.31% 2023[4]	28,000	27,632	7.67%
0.546%–3.607% 2014–2023[3,4]	177,203	174,410
Federal Home Loan Bank:
5.50% 2014	31,410	32,439
0.375% 2015	34,750	34,767	4.62
Series 2816, 1.00% 2017	56,095	55,990
0.625%–5.50% 2015–2036	33,795	33,948
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	86,187	2.54
Tennessee Valley Authority:
3.875% 2021	32,975	34,805	1.92
1.875%–5.88% 2022–2060	31,625	30,528
Federal Farm Credit Banks:
1.625% 2014	18,500	18,724	1.76
0.60% 2017	41,774	41,135
Fannie Mae 1.513%–7.125% 2017–2030[4]	16,137	17,306	.51
Private Export Funding Corp. 1.45% 2019	4,750	4,549	.14
Other securities		5,538	.16
		656,695	19.32

Bonds & notes of government agencies outside the U. S. 0.17%
Other securities		5,633	.17
Total bonds, notes & other debt instruments (cost: $3,087,266,000)		3,037,832	89.37

Short-term securities 16.29%
Federal Farm Credit Banks 0.06%–0.15% due 2/10–8/11/2014	120,000	119,959	3.53
Chevron Corp. 0.08%–0.10% due 2/19–3/12/2014[5]	78,700	78,682	2.31
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 1/16–2/7/2014	76,000	75,995	2.24
Private Export Funding Corp. 0.10%–0.23% due 2/12–4/7/2014[5]	70,600	70,581	2.08
John Deere Financial Ltd. 0.08%–0.09% due 1/8–1/10/2014[5]	56,200	56,199	1.65
Coca-Cola Co. 0.16%–0.18% due 1/6–1/21/2014[5]	30,700	30,699	.90
IBM Corp. 0.05% due 1/28/2014[5]	27,400	27,399	.81
Tennessee Valley Authority 0.06% due 3/20/2014	27,300	27,295	.80
Other securities		67,091	1.97

Total short-term securities (cost: $553,887,000)		553,900	16.29
Total investment securities (cost: $3,641,153,000)		3,591,732	105.66
Other assets less liabilities		(192,473)	(5.66)

Net assets		$3,399,259	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $965,000, which represented .03% of the net assets of the fund.

106	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $142,500,000 over the prior three-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation at 12/31/2013 (000)
Receive	3-month USD-LIBOR	1.49%	11/29/2018	$25,000	$306
Receive	3-month USD-LIBOR	2.065	10/30/2020	82,500	1,920
Receive	3-month USD-LIBOR	2.7343	11/22/2023	50,000	1,534
Receive	3-month USD-LIBOR	2.74125	11/22/2023	15,000	451
					$4,211

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,401,000, which represented .22% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $317,249,000, which represented 9.33% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series	107

Cash Management Fund

Investment portfolio December 31, 2013

Short-term securities 99.65%	Principal amount (000)	Value (000)	Percent of net assets
Commercial paper 44.30%
Nestlé Capital Corp. 0.10% due 1/7/2014[1]	$20,000	$20,000	4.35%
Gotham Funding Corp. 0.16% due 1/6/2014[1]	15,000	14,999
Victory Receivables Corp. 0.16% due 1/9/2014[1]	5,000	5,000	4.35
Merck & Co. Inc. 0.07% due 2/14/2014[1]	19,000	18,998	4.13
John Deere Financial Ltd. 0.08% due 1/29/2014[1]	18,000	17,999	3.91
Australia & New Zealand Banking Group, Ltd. 0.17% due 3/20/2014[1]	17,200	17,195	3.74
Paccar Financial Corp. 0.09% due 1/3/2014	16,900	16,900	3.67
KfW 0.15% due 2/28/2014[1]	13,400	13,399	2.91
GlaxoSmithKline Finance PLC 0.11% due 1/6/2014[1]	12,800	12,800	2.78
Québec (Province of) 0.085%–0.10% due 1/21–2/10/2014[1]	11,300	11,299	2.46
Toyota Motor Credit Corp. 0.15% due 2/27/2014	11,200	11,198	2.43
National Rural Utilities Cooperative Finance Corp. 0.09% due 1/8/2014	11,000	11,000	2.39
Abbott Laboratories 0.11% due 1/3/2014[1]	9,500	9,500	2.07
Sumitomo Mitsui Banking Corp. 0.16% due 1/8/2014[1]	9,200	9,200	2.00
Mizuho Funding LLC 0.165% due 1/22/2014[1]	8,400	8,399	1.83
Army and Air Force Exchange Service 0.11% due 3/11/2014[1]	4,000	3,999	.87
General Electric Capital Corp. 0.05% due 1/2/2014	1,900	1,900	.41
		203,785	44.30

Federal agency discount notes 31.23%
Federal Home Loan Bank 0.05%–0.107% due 1/8–3/19/2014	107,463	107,456	23.36
Freddie Mac 0.075%–0.13% due 2/24–3/11/2014	19,900	19,897	4.33
Federal Farm Credit Banks 0.06% due 1/10/2014	10,000	10,000	2.17
Fannie Mae 0.10% due 8/1/2014	6,300	6,296	1.37
		143,649	31.23

U.S. Treasuries 20.86%
U.S. Treasury Bills 0.032%–0.103% due 1/23–6/5/2014	96,000	95,988	20.86

Discount notes 3.26%
International Bank for Reconstruction and Development 0.065% due 1/17/2014	15,000	14,999	3.26
Total investment securities (cost: $458,408,000)		458,421	99.65
Other assets less liabilities		1,612	.35

Net assets		$460,033	100.00%

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $162,787,000, which represented 35.39% of the net assets of the fund.

See Notes to Financial Statements

108	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2013

	Shares	Value (000)	Percent of net assets
Growth fund 94.13%
American Funds Insurance Series – Growth Fund, Class 1	335,489	$26,349	94.13%

Total growth fund (cost: $24,332,000)		26,349	94.13

Short-term securities 5.21%
Government Cash Management Fund	1,459,936	1,460	5.21

Total short-term securities (cost: $1,460,000)		1,460	5.21
Total investment securities (cost: $25,792,000)		27,809	99.34
Other assets less liabilities		184	.66

Net assets		$27,993	100.00%

Futures contracts

The fund did not hold any futures contracts as of December 31, 2013. The average month-end notional amount of open futures contracts while held was $1,371,000 during the period May 1, 2013, commencement of operations, to December 31, 2013.

See Notes to Financial Statements

American Funds Insurance Series	109

Managed Risk International Fund

Investment portfolio December 31, 2013

	Shares	Value (000)	Percent of net assets
Growth fund 93.21%
American Funds Insurance Series – International Fund, Class 1	741,709	$15,739	93.21%

Total growth fund (cost: $14,596,000)		15,739	93.21

Short-term securities 6.26%
Government Cash Management Fund	1,057,747	1,058	6.26

Total short-term securities (cost: $1,058,000)		1,058	6.26
Total investment securities (cost: $15,654,000)		16,797	99.47
Other assets less liabilities		89	.53

Net assets		$16,886	100.00%

Futures contracts

The fund did not hold any futures contracts as of December 31, 2013. The average month-end notional amount of open futures contracts while held was $2,815,000 during the period May 1, 2013, commencement of operations, to December 31, 2013.

See Notes to Financial Statements

110	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2013

	Shares	Value (000)	Percent of net assets
Growth-and-income fund 94.41%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,896,886	$24,887	94.41%

Total growth-and-income fund (cost: $23,016,000)		24,887	94.41

Short-term securities 5.14%
Government Cash Management Fund	1,353,973	1,354	5.14

Total short-term securities (cost: $1,354,000)		1,354	5.14
Total investment securities (cost: $24,370,000)		26,241	99.55
Other assets less liabilities		118	.45

Net assets		$26,359	100.00%

Futures contracts

The fund did not hold any futures contracts as of December 31, 2013. The average month-end notional amount of open futures contracts while held was $2,080,000 during the period May 1, 2013, commencement of operations, to December 31, 2013.

See Notes to Financial Statements

American Funds Insurance Series	111

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2013

	Shares	Value (000)	Percent of net assets
Growth-and-income fund 94.30%
American Funds Insurance Series – Growth-Income Fund, Class 1	449,118	$22,779	94.30%

Total growth-and-income fund (cost: $20,782,000)		22,779	94.30

Short-term securities 5.42%
Government Cash Management Fund	1,308,599	1,309	5.42

Total short-term securities (cost: $1,309,000)		1,309	5.42
Total investment securities (cost: $22,091,000)		24,088	99.72
Other assets less liabilities		67	.28

Net assets		$24,155	100.00%

Futures contracts

The fund did not hold any futures contracts as of December 31, 2013. The average month-end notional amount of open futures contracts while held was $1,051,000 during the period May 1, 2013, commencement of operations, to December 31, 2013.

See Notes to Financial Statements

112	American Funds Insurance Series

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

Investment portfolio December 31, 2013

	Shares	Value (000)	Percent of net assets
Asset allocation fund 93.48%
American Funds Insurance Series – Asset Allocation Fund, Class 1*	37,702,567	$847,930	93.48%

Total asset allocation fund (cost: $792,975,000)		847,930	93.48

Short-term securities 6.08%
Government Cash Management Fund	55,166,587	55,167	6.08

Total short-term securities (cost: $55,167,000)		55,167	6.08
Total investment securities (cost: $848,142,000)		903,097	99.56
Other assets less liabilities		3,973	.44

Net assets		$907,070	100.00%

*	American Funds Insurance Series - Asset Allocation Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended December 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2013 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,670,848	36,448,708	416,989	37,702,567	$10,534	$847,930

Futures contracts

The fund did not hold any futures contracts as of December 31, 2013. The average month-end notional amount of open futures contracts while held was $27,694,000 over the prior 12-month period.

See Notes to Financial Statements

American Funds Insurance Series	113

Financial statements

Statements of assets and liabilities
at December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$5,909,090		$4,102,472	$23,353,610	$9,291,931		$2,696,062
Affiliated issuers	—		94,719	250,971	—		—
Cash denominated in currencies other than U.S. dollars	10		536	—	—	*	22
Cash	57		85	80	132		134
Unrealized appreciation on open forward currency contracts	5,270		496	—	5,061		878
Receivables for:
Sales of investments	826		4,967	4,279	516		214
Sales of fund’s shares	1,683		1,814	3,525	5,994		3,583
Closed forward currency contracts	—		—	—	—		—
Dividends and interest	8,656		2,233	19,329	12,779		8,381
Variation margin on interest rate swaps	—		—	—	—		—
Other	—		—	—	—		107
	5,925,592		4,207,322	23,631,794	9,316,413		2,709,381
Liabilities:
Unrealized depreciation on open forward currency contracts	—		36	—	121		38
Payables for:
Purchases of investments	1,331		2,039	7,615	908		—
Repurchases of fund’s shares	32,487		1,802	55,413	21,451		1,153
Closed forward currency contracts	—		—	—	—		—
Investment advisory services	2,549		2,446	6,417	3,820		1,626
Distribution services	912		619	3,441	1,238		275
Insurance administrative services	—	*	2	2	1		4
Administrative services	49		35	197	77		22
Trustees’ deferred compensation	43		26	448	202		15
Non-U.S. taxes	—		—	—	705		2,970
Variation margin on interest rate swaps	—		—	—	—		—
Other	49		47	62	121		93
	37,420		7,052	73,595	28,644		6,196
Net assets at December 31, 2013	$5,888,172		$4,200,270	$23,558,199	$9,287,769		$2,703,185

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,464,344		$3,032,271	$12,314,484	$7,070,062		$1,939,464
Undistributed (distributions in excess of) net investment income	3,114		(23,219)	33,372	(35,174)		(12,241)
Undistributed (accumulated) net realized gain (loss)	559,294		17,683	949,847	(402,975)		264,161
Net unrealized appreciation	1,861,420		1,173,535	10,260,496	2,655,856		511,801
Net assets at December 31, 2013	$5,888,172		$4,200,270	$23,558,199	$9,287,769		$2,703,185

Investment securities, at cost:
Unaffiliated issuers	$4,053,059		$2,895,583	$13,137,003	$6,640,664		$2,182,143
Affiliated issuers	—		128,519	207,177	—		—
Cash denominated in currencies other than U.S. dollars, at cost	10		536	—	—	*	22

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

114	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High- Income Bond Fund

$6,598,563		$2,002,664	$25,062,653	$954,444		$16,539,710		$191,585		$9,745,653	$2,583,541		$1,908,182
—		12,385	—	—		—		—		—	—		—
—		—	—	32		—		—		—	—		—
115		107	61	134		615		85		411	130		1,362
—		58	789	—		—		36		6	1,248		—

9,799		10,797	32,891	1,617		453		2,548		939,236	52,662		255
3,085		480	9,328	141		20,906		27		13,618	5,124		2,182
—		—	—	—		—		—		—	145		—
14,884		7,225	32,144	2,542		42,770		954		67,862	34,363		33,432
—		—	—	—		—		—		310	—		—
—		—	—	—		—		—		—	—		255
6,626,446		2,033,716	25,137,866	958,910		16,604,454		195,235		10,767,096	2,677,213		1,945,668

—		—	177	—		—		59		1,655	4,643		24

44,490		1,526	16,310	3,568		273,022		2,675		1,485,377	81,124		5,954
9,797		2,039	78,525	420		8,431		217		3,857	532		2,733
—		—	—	—		—		5		72	571		—
2,190		1,003	5,600	512		3,802		106		2,883	1,159		757
785		378	3,155	53		1,213		32		1,014	318		228
—	*	— *	1	—	*	—	*	—		1	—	*	—	*
55		17	209	8		136		2		79	22		16
32		12	510	2		148		—	*	61	11		50
—		—	—	25		—		—		—	—		—
—		—	—	—		—		—		—	—		—
1		19	25	15		9		2		12	43		272
57,350		4,994	104,512	4,603		286,761		3,098		1,495,011	88,423		10,034
$6,569,096		$2,028,722	$25,033,354	$954,307		$16,317,693		$192,137		$9,272,085	$2,588,790		$1,935,634

$4,686,909		$1,845,616	$14,742,299	$817,010		$11,272,316		$166,792		$9,222,496	$2,538,299		$1,981,043
27,211		(1,984)	57,175	(3,866)		44,514		(344)		33,731	6,522		16,443
(27,423)		(269,806)	1,190,527	7,224		805,342		1,548		(5,703)	22,556		(126,113)
1,882,399		454,896	9,043,353	133,939		4,195,521		24,141		21,561	21,413		64,261
$6,569,096		$2,028,722	$25,033,354	$954,307		$16,317,693		$192,137		$9,272,085	$2,588,790		$1,935,634

$4,716,168		$1,539,135	$16,020,037	$820,535		$12,344,220		$167,426		$9,722,908	$2,559,120		$1,843,923
—		21,133	—	—		—		—		—	—		—

—		—	—	32		—		—		—	—		—

American Funds Insurance Series	115

Statements of assets and liabilities
at December 31, 2013

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund		Managed Risk International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$260,717		$3,591,732	$458,421	$27,809		$16,797
Affiliated issuers	—		—	—	—		—
Cash denominated in currencies other than U.S. dollars	—		—	—	—		—
Cash	54		136	104	11		7
Unrealized appreciation on open forward currency contracts	—		—	—	—		—
Receivables for:
Sales of investments	50,321		337,057	—	—		—
Sales of fund’s shares	731		2,688	2,390	1,080		139
Closed forward currency contracts	—		—	—	—		—
Dividends and interest	829		16,480	—	—	*	—	*
Variation margin on interest rate swaps	—		607	—	—		—
Other	—		—	—	—		—
	312,652		3,948,700	460,915	28,900		16,943
Liabilities:
Unrealized depreciation on open forward currency contracts	—		—	—	—		—
Payables for:
Purchases of investments	65,125		547,483	—	890		47
Repurchases of fund’s shares	116		526	644	—	*	—	*
Closed forward currency contracts	—		—	—	—		—
Investment advisory services	87		964	127	4		3
Distribution services	10		387	87	4		2
Insurance administrative services	—		— *	—	9		5
Administrative services	2		29	4	—		—
Trustees’ deferred compensation	—	*	51	20	—	*	—	*
Non-U.S. taxes	—		—	—	—		—
Variation margin on interest rate swaps	24		—	—	—		—
Other	—	*	1	—	—	*	—	*
	65,364		549,441	882	907		57
Net assets at December 31, 2013	$247,288		$3,399,259	$460,033	$27,993		$16,886

Net assets consist of:
Capital paid in on shares of beneficial interest	$250,763		$3,458,308	$460,040	$26,100		$15,980
Undistributed (accumulated) net investment income (loss)	11		6,797	(20)	2		6
Accumulated net realized loss	(2,328)		(20,636)	—	(126)		(243)
Net unrealized (depreciation) appreciation	(1,158)		(45,210)	13	2,017		1,143
Net assets at December 31, 2013	$247,288		$3,399,259	$460,033	$27,993		$16,886

Investment securities, at cost:
Unaffiliated issuers	$262,026		$3,641,153	$458,408	$25,792		$15,654
Affiliated issuers	—		—	—	—		—
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—	—		—

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

116	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$26,241		$24,088		$55,167
—		—		847,930
—		—		—
17		5		399
—		—		—

—		—		—
365		137		11,155
—		—		—
—	*	—	*	—	*
—		—		—
—		—		—
26,623		24,230		914,651

—		—		—

246		58		6,844
—	*	3		—	*
—		—		—
4		3		140
4		3		154
10		8		442
—		—		—
—	*	—	*	—	*
—		—		—
—		—		—
—	*	—	*	1
264		75		7,581
$26,359		$24,155		$907,070

$24,741		$22,332		$852,158
4		3		89
(257)		(177)		(132)
1,871		1,997		54,955
$26,359		$24,155		$907,070

$24,370		$22,091		$55,167
—		—		792,975

—		—		—

American Funds Insurance Series	117

Statements of assets and liabilities
at December 31, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,507,830	$1,240,824	$7,002,863	$3,324,213	$1,387,588
Shares outstanding	50,078	48,309	89,165	156,636	55,330
Net asset value per share	$30.11	$25.69	$78.54	$21.22	$25.08
Class 2:
Net assets	$4,379,515	$2,955,577	$16,334,531	$5,915,296	$1,307,231
Shares outstanding	146,355	117,035	209,580	279,697	52,538
Net asset value per share	$29.92	$25.25	$77.94	$21.15	$24.88
Class 3:
Net assets			$215,972	$46,129
Shares outstanding			2,747	2,172
Net asset value per share			$78.62	$21.24
Class 4:
Net assets	$827	$3,869	$4,833	$2,131	$8,366
Shares outstanding	28	151	62	101	335
Net asset value per share	$30.07	$25.57	$78.32	$21.16	$24.99

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$198,280		$1,583,610	$56,949
Shares outstanding	19,380		132,631	5,034
Net asset value per share	$10.23		$11.94	$11.31
Class 2:
Net assets	$49,007		$1,800,816	$395,105
Shares outstanding	4,796		152,265	35,539
Net asset value per share	$10.22		$11.83	$11.12
Class 3:
Net assets			$14,409	$7,978
Shares outstanding			1,205	712
Net asset value per share			$11.96	$11.21
Class 4:
Net assets	$1		$424	$1
Shares outstanding	—	*	36	—	*
Net asset value per share	$10.23		$11.93	$11.30
Class P1:
Net assets						$166	$109
Shares outstanding						15	10
Net asset value per share						$11.43	$10.82
Class P2:
Net assets						$27,827	$16,777
Shares outstanding						2,435	1,551
Net asset value per share						$11.43	$10.82

*Amount less than one thousand.

See Notes to Financial Statements

118	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$2,814,114	$206,296	$9,856,930	$695,923	$10,515,246	$35,991		$4,506,310	$1,092,964	$855,588
214,457	16,460	194,343	39,816	467,534	3,167		420,020	91,963	76,861
$13.12	$12.53	$50.72	$17.48	$22.49	$11.37		$10.73	$11.88	$11.13

$3,754,876	$1,821,868	$14,979,895	$257,682	$5,759,499	$156,145		$4,762,821	$1,495,815	$1,060,962
288,429	145,665	297,224	14,782	257,941	13,757		448,988	126,706	96,521
$13.02	$12.51	$50.40	$17.43	$22.33	$11.35		$10.61	$11.81	$10.99

		$193,255		$42,452					$18,990
		3,807		1,886					1,702
		$50.77		$22.51					$11.16

$106	$558	$3,274	$702	$496	$1		$2,954	$11	$94
8	45	65	40	22	—	*	276	1	8
$13.12	$12.50	$50.56	$17.45	$22.46	$11.35		$10.69	$11.87	$11.12

Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$124	$123	$112,037
11	11	9,388
$11.05	$11.50	$11.93

$26,235	$24,032	$795,033
2,375	2,090	66,648
$11.05	$11.50	$11.93

American Funds Insurance Series	119

Statements of operations
for the year ended December 31, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$96,394		$35,638	$288,623	$173,785	$43,679
Interest	449		467	1,389	1,083	14,246
	96,843		36,105	290,012	174,868	57,925

Fees and expenses[3]:
Investment advisory services	29,493		27,187	73,985	44,541	18,795
Distribution services	10,071		6,983	39,334	14,039	3,301
Insurance administrative services	—	[4]	2	4	2	5
Transfer agent services	1		— [4]	2	1	— [4]
Administrative services	565		388	2,260	901	259
Accounting and administrative services	—		—	—	—	—
Reports to shareholders	240		165	1,070	423	112
Registration statement and prospectus	63		72	349	72	23
Trustees’ compensation	67		45	331	136	30
Auditing and legal	59		45	156	93	41
Custodian	640		828	820	2,312	968
State and local taxes	27		23	78	41	16
Other	9		6	30	13	6
Total fees and expenses before reimbursement/waiver	41,235		35,744	118,419	62,574	23,556
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—		—	—	—	—
Other	—		—	—	—	—
Total reimbursement/waiver of fees and expenses	—		—	—	—	—
Total fees and expenses after reimbursement/waiver	41,235		35,744	118,419	62,574	23,556
Net investment income	55,608		361	171,593	112,294	34,369

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	923,133		473,896	2,731,845	918,982	265,820
Forward currency contracts	7,558		(817)	—	(11,901)	1,740
Interest rate swaps	—		—	—	—	—
Futures contracts	—		—	—	—	—
Currency transactions	(847)		(376)	(4,522)	(1,811)	(2,489)
	929,844		472,703	2,727,323	905,270	265,071
Net unrealized appreciation (depreciation) on:
Investments	519,485		493,888	3,086,846	748,524	(14,981)
Forward currency contracts	5,270		448	—	8,074	945
Interest rate swaps	—		—	—	—	—
Futures contracts	—		—	—	—	—
Currency translations	136		(21)	97	539	17
	524,891		494,315	3,086,943	757,137	(14,019)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency	1,454,735		967,018	5,814,266	1,662,407	251,052
Net increase (decrease) in net assets resulting from operations	$1,510,343		$967,379	$5,985,859	$1,774,701	$285,421

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

120	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$159,215		$76,679		$412,197	$26,921		$193,809		$3,279		$202	$37	$587
431		3,311		8,022	1,318		94,603		1,402		211,826	77,586	133,808
159,646		79,990		420,219	28,239		288,412		4,681		212,028	77,623	134,395

23,881		12,017		63,617	5,556		40,668		1,127		32,622	13,959	8,860
8,994		4,566		35,740	607		13,867		343		12,090	3,918	2,754
—	[4]	—	[4]	2	—	[4]	—	[4]	—		2	— [4]	— [4]
—	[4]	—	[4]	2	—	[4]	1		—	[4]	1	— [4]	— [4]
593		202		2,356	86		1,427		17		884	265	191
—		—		—	—		—		—		—	—	—
129		42		1,132	9		951		2		379	61	69
17		9		323	26		155		9		80	52	28
63		24		356	6		173		2		109	31	31
39		21		161	9		97		2		60	18	13
126		259		461	228		242		31		63	470	15
18		11		66	2		35		—	[4]	31	12	9
7		4		31	1		18		5		19	14	9
33,867		17,155		104,247	6,530		57,634		1,538		46,340	18,800	11,979

—		—		—	—		77		—		—	—	—
—		—		—	—		—		—		—	—	—
—		—		—	—		77		—		—	—	—
33,867		17,155		104,247	6,530		57,557		1,538		46,340	18,800	11,979
125,779		62,835		315,972	21,709		230,855		3,143		165,688	58,823	122,416

481,198		267,304		2,959,426	34,867		823,842		4,275		9,921	11,776	15,871
—		—		672	—		—		(357)		—	(42,007)	—
—		—		—	—		—		—		(21)	—	—
—		—		—	—		—		—		—	—	—
—		(35)		(207)	(254)		1,275		(79)		(1,570)	(790)	(765)
481,198		267,269		2,959,891	34,613		825,117		3,839		8,330	(31,021)	15,106

1,061,020		80,651		3,591,352	92,234		1,982,236		13,048		(350,617)	(100,043)	(9,019)
—		58		612	—		—		60		(1,659)	1,929	74
—		—		—	—		—		—		334	—	—
—		—		—	—		—		—		—	—	—
3		55		113	57		27		1		111	11	20
1,061,023		80,764		3,592,077	92,291		1,982,263		13,109		(351,831)	(98,103)	(8,925)

1,542,221		348,033		6,551,968	126,904		2,807,380		16,948		(343,501)	(129,124)	6,181
$1,668,000		$410,868		$6,867,940	$148,613		$3,038,235		$20,091		$(177,813)	$(70,301)	$128,597

American Funds Insurance Series	121

Statements of operations
for the year ended December 31, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund[5]		Managed Risk International Fund[5]

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$186		$183
Interest	1,552	37,071	479	—	[4]	—	[4]
	1,552	37,071	479	186		183

Fees and expenses[3]:
Investment advisory services	860	12,006	1,586	21		15
Distribution services	124	4,757	1,083	12		6
Insurance administrative services	—	— [4]	—	12		6
Transfer agent services	— [4]	— [4]	— [4]	—	[4]	—	[4]
Administrative services	20	364	50	—		—
Accounting and administrative services	—	—	—	34		34
Reports to shareholders	2	126	17	—	[4]	—	[4]
Registration statement and prospectus	10	43	6	1		1
Trustees’ compensation	2	51	10	—	[4]	—	[4]
Auditing and legal	2	24	3	—	[4]	—	[4]
Custodian	1	10	1	8		8
State and local taxes	— [4]	12	2	—		—
Other	2	5	1	—	[4]	—	[4]
Total fees and expenses before reimbursement/waiver	1,023	17,398	2,759	88		70
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	4		3
Other	—	—	—	40		41
Total reimbursement/waiver of fees and expenses	—	—	—	44		44
Total fees and expenses after reimbursement/waiver	1,023	17,398	2,759	44		26
Net investment income (loss)	529	19,673	(2,280)	142		157

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(1,144)	(10,439)	— [4]	118		4
Forward currency contracts	—	—	—	—		—
Interest rate swaps	(54)	(448)	—	—		—
Futures contracts	—	—	—	(244)		(288)
Currency transactions	—	—	—	—	[4]	4
	(1,198)	(10,887)	— [4]	(126)		(280)
Net unrealized (depreciation) appreciation on:
Investments	(2,544)	(122,702)	(11)	2,017		1,143
Forward currency contracts	—	—	—	—		—
Interest rate swaps	151	4,211	—	—		—
Futures contracts	—	—	—	—		—
Currency translations	—	—	—	—		—
	(2,393)	(118,491)	(11)	2,017		1,143
Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	(3,591)	(129,378)	(11)	1,891		863
Net (decrease) increase in net assets resulting from operations	$(3,062)	$(109,705)	$(2,291)	$2,033		$1,020

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

See Notes to Financial Statements

122	American Funds Insurance Series

(dollars in thousands)

Managed Risk Blue Chip Income and Growth Fund[5]		Managed Risk Growth- Income Fund[5]		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$393		$243		$10,534
—	[4]	—	[4]	2
393		243		10,536
22		19		847
13		10		725
13		10		838
—	[4]	—	[4]	— [4]
—		—		—
34		34		58
—	[4]	—	[4]	35
1		1		34
—	[4]	—	[4]	1
—	[4]	—	[4]	3
8		8		12
—		—		—
—	[4]	—	[4]	41
91		82		2,594
4		4		169
40		40		83
44		44		252
47		38		2,342
346		205		8,194

25		26		1,005
—		—		—
—		—		—
(282)		(203)		(1,050)
—	[4]	—	[4]	(2)
(257)		(177)		(47)
1,871		1,997		54,945
—		—		—
—		—		—
—		—		—
—		—		—
1,871		1,997		54,945

1,614		1,820		54,898

$1,960		$2,025		$63,092

American Funds Insurance Series	123

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012
Operations:
Net investment income	$55,608	$60,991	$361	$9,389	$171,593	$219,601
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	929,844	337,051	472,703	(62,597)	2,727,323	1,768,617
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	524,891	638,745	494,315	637,610	3,086,943	1,983,865
Net increase in net assets resulting from operations	1,510,343	1,036,787	967,379	584,402	5,985,859	3,972,083

Dividends and distributions paid to shareholders:
Dividends from net investment income	(71,780)	(48,274)	(33,337)	(49,282)	(221,528)	(199,835)
Distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(71,780)	(48,274)	(33,337)	(49,282)	(221,528)	(199,835)
Net capital share transactions	(739,453)	(611,848)	(355,428)	(158,152)	(4,421,762)	(5,872,611)

Total increase (decrease) in net assets	699,110	376,665	578,614	376,968	1,342,569	(2,100,363)

Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993
End of period	$5,888,172	$5,189,062	$4,200,270	$3,621,656	$23,558,199	$22,215,630
Undistributed (distributions in excess of) net investment income	$3,114	$2,832	$(23,219)	$(28,275)	$33,372	$87,829

	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012
Operations:
Net investment income	$21,709	$7,402	$230,855	$239,938	$3,143	$2,361
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	34,613	(373)	825,117	656,984	3,839	(1,432)
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	92,291	35,077	1,982,263	895,540	13,109	13,693
Net increase (decrease) in net assets resulting from operations	148,613	42,106	3,038,235	1,792,462	20,091	14,622

Dividends and distributions paid to shareholders:
Dividends from net investment income	(23,927)	(9,411)	(240,318)	(249,622)	(2,640)	(2,397)
Distributions from net realized gain on investments	(14,821)	—	—	—	(1,389)	—
Total dividends and distributions paid to shareholders	(38,748)	(9,411)	(240,318)	(249,622)	(4,029)	(2,397)
Net capital share transactions	416,512	161,657	1,058,137	(201,839)	24,936	39,124

Total increase (decrease) in net assets	526,377	194,352	3,856,054	1,341,001	40,998	51,349

Net assets:
Beginning of period	427,930	233,578	12,461,639	11,120,638	151,139	99,790
End of period	$954,307	$427,930	$16,317,693	$12,461,639	$192,137	$151,139
(Distributions in excess of) undistributed net investment income	$(3,866)	$(2,255)	$44,514	$49,224	$(344)	$(252)

See Notes to Financial Statements

124	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012

$112,294	$149,039	$34,369	$32,854	$125,779	$104,754	$62,835	$47,025	$315,972	$391,678

905,270	(91,519)	265,071	71,498	481,198	184,482	267,269	43,123	2,959,891	1,608,151

757,137	1,429,972	(14,019)	284,578	1,061,023	312,798	80,764	237,050	3,592,077	1,854,608
1,774,701	1,487,492	285,421	388,930	1,668,000	602,034	410,868	327,198	6,867,940	3,854,437

(126,296)	(139,135)	(38,680)	(26,969)	(121,475)	(97,174)	(63,217)	(49,855)	(330,882)	(395,890)
—	—	(11,688)	—	—	—	—	—	—	—
(126,296)	(139,135)	(50,368)	(26,969)	(121,475)	(97,174)	(63,217)	(49,855)	(330,882)	(395,890)

(1,488,019)	(787,982)	(49,848)	(19,977)	283,296	(97,654)	(335,904)	(260,359)	(4,856,235)	(3,009,039)

160,386	560,375	185,205	341,984	1,829,821	407,206	11,747	16,984	1,680,823	449,508

9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991	23,352,531	22,903,023
$9,287,769	$9,127,383	$2,703,185	$2,517,980	$6,569,096	$4,739,275	$2,028,722	$2,016,975	$25,033,354	$23,352,531
$(35,174)	$(23,909)	$(12,241)	$(8,688)	$27,211	$22,907	$(1,984)	$(1,578)	$57,175	$71,481

Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund
Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2012

$165,688	$188,838	$58,823	$51,954	$122,416	$140,823	$529	$1	$19,673	$23,825

8,330	231,222	(31,021)	23,525	15,106	1,805	(1,198)	2,018	(10,887)	115,324

(351,831)	62,276	(98,103)	68,532	(8,925)	111,169	(2,393)	581	(118,491)	(60,103)
(177,813)	482,336	(70,301)	144,011	128,597	253,797	(3,062)	2,600	(109,705)	79,046

(176,180)	(231,875)	—	(55,524)	(127,001)	(143,258)	(1,659)	(703)	(27,711)	(43,222)
(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)	(98,424)	(110,100)
(273,524)	(231,875)	(32,698)	(76,940)	(127,001)	(143,258)	(2,004)	(1,953)	(126,135)	(153,322)

762,587	(627,799)	69,173	297,923	(115,679)	67,425	116,261	58,891	(189,164)	87,854

311,250	(377,338)	(33,826)	364,994	(114,083)	177,964	111,195	59,538	(425,004)	13,578

8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555	3,824,263	3,810,685
$9,272,085	$8,960,835	$2,588,790	$2,622,616	$1,935,634	$2,049,717	$247,288	$136,093	$3,399,259	$3,824,263
$33,731	$33,380	$6,522	$1,823	$16,443	$19,941	$11	$33	$6,797	$5,925

American Funds Insurance Series	125

Statements of changes in net assets

	Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]	Year ended December 31, 2013[1]
Operations:
Net investment (loss) income	$(2,280)	$(2,432)	$142	$157	$346	$205
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	— [3]	— [3]	(126)	(280)	(257)	(177)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	(11)	17	2,017	1,143	1,871	1,997
Net (decrease) increase in net assets resulting from operations	(2,291)	(2,415)	2,033	1,020	1,960	2,025

Dividends and distributions paid to shareholders:

Dividends from net investment income	—	—	(140)	(114)	(342)	(202)
Distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	—	—	(140)	(114)	(342)	(202)
Net capital share transactions	(73,782)	(78,336)	26,100	15,980	24,741	22,332

Total (decrease) increase in net assets	(76,073)	(80,751)	27,993	16,886	26,359	24,155

Net assets:
Beginning of period	536,106	616,857	—	—	—	—
End of period	$460,033	$536,106	$27,993	$16,886	$26,359	$24,155
(Distributions in excess of) undistributed net investment income	$(20)	$(16)	$2	$6	$4	$3

[1]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[2]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[3]	Amount less than one thousand.

See Notes to Financial Statements

126	American Funds Insurance Series

(dollars in thousands)

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Year ended December 31, 2013	Year ended December 31, 2012[2]

$8,194	$320

(47)	(42)

54,945	10
63,092	288

(8,151)	(317)
—	—
(8,151)	(317)

817,857	34,301

872,798	34,272

34,272	—
$907,070	$34,272
$89	$3

American Funds Insurance Series	127

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2014; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

128	American Funds Insurance Series

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series	129

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

130	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2013 (dollars in thousands):

American Funds Insurance Series	131

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,455,339	$—	$1,335	$1,456,674
Information technology	1,002,201	—	—	1,002,201
Health care	845,288	—	—	845,288
Financials	825,977	—	—	825,977
Industrials	438,470	—	—	438,470
Consumer staples	340,464	—	—	340,464
Materials	258,378	—	—	258,378
Telecommunication services	198,019	—	—	198,019
Energy	191,316	—	—	191,316
Utilities	28,404	—	—	28,404
Miscellaneous	80,469	—	—	80,469
Bonds, notes & other debt instruments	—	33,166	—	33,166
Short-term securities	—	210,264	—	210,264
Total	$5,664,325	$243,430	$1,335	$5,909,090

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,270	$—	$5,270

*	Securities with a value of $2,131,726,000, which represented 36.20% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$965,081	$—	$69	$965,150
Health care	590,728	7,920	—	598,648
Industrials	466,731	—	—	466,731
Information technology	393,318	—	71	393,389
Financials	365,990	—	1,336	367,326
Materials	229,224	—	1,212	230,436
Energy	227,020	1,745	—	228,765
Utilities	173,272	—	—	173,272
Consumer staples	134,940	—	—	134,940
Telecommunication services	18,509	—	—	18,509
Miscellaneous	206,006	—	—	206,006
Convertible securities	—	1,704	9,412	11,116
Bonds, notes & other debt instruments	—	13,351	—	13,351
Short-term securities	—	389,552	—	389,552
Total	$3,770,819	$414,272	$12,100	$4,197,191

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$496	$—	$496
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(36)	—	(36)
Total	$—	$460	$—	$460

*	Securities with a value of $1,353,625,000, which represented 32.23% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

132	American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$5,089,184	$—	$—	$5,089,184
Financials	3,794,791	—	31,151	3,825,942
Information technology	3,643,367	—	—	3,643,367
Health care	3,121,357	14,926	—	3,136,283
Energy	2,240,750	24,024	33,020	2,297,794
Industrials	2,225,633	—	—	2,225,633
Consumer staples	1,284,538	—	—	1,284,538
Other	1,357,974	1,741	—	1,359,715
Miscellaneous	78,796	—	—	78,796
Rights & warrants	16,599	—	—	16,599
Short-term securities	—	646,730	—	646,730
Total	$22,852,989	$687,421	$64,171	$23,604,581

*	Securities with a value of $2,082,106,000, which represented 8.84% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,675,962	$—	$—	$1,675,962
Consumer discretionary	1,434,209	—	6,802	1,441,011
Health care	1,229,202	25,873	—	1,255,075
Information technology	1,225,057	—	—	1,225,057
Industrials	1,176,814	—	—	1,176,814
Consumer staples	557,382	—	—	557,382
Telecommunication services	526,510	—	—	526,510
Materials	393,739	5,762	—	399,501
Utilities	213,956	—	—	213,956
Energy	213,075	—	—	213,075
Miscellaneous	217,290	—	—	217,290
Bonds, notes & other debt instruments	—	94,328	—	94,328
Short-term securities	—	295,970	—	295,970
Total	$8,863,196	$421,933	$6,802	$9,291,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,061	$—	$5,061
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(121)	—	(121)
Total	$—	$4,940	$—	$4,940

*	Securities with a value of $7,488,132,000, which represented 80.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	133

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$432,343	$—	$—	$432,343
Consumer discretionary	379,367	—	—	379,367
Financials	279,749	—	34	279,783
Consumer staples	247,148	—	—	247,148
Energy	237,605	1,786	—	239,391
Health care	206,438	—	—	206,438
Industrials	195,140	—	—	195,140
Materials	88,869	—	—	88,869
Telecommunication services	80,789	—	—	80,789
Utilities	33,936	—	—	33,936
Miscellaneous	129,023	—	—	129,023
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	19,610	—	19,610
Other bonds & notes	—	206,889	—	206,889
Short-term securities	—	157,336	—	157,336
Total	$2,310,407	$385,621	$34	$2,696,062

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$878	$—	$878
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(38)	—	(38)
Total	$—	$840	$—	$840

*	Securities with a value of $1,083,684,000, which represented 40.09% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,274,592	$—	$—	$1,274,592
Information technology	1,037,950	—	—	1,037,950
Industrials	836,637	—	—	836,637
Consumer staples	711,557	—	—	711,557
Telecommunication services	654,638	—	—	654,638
Consumer discretionary	443,365	—	—	443,365
Energy	368,393	—	—	368,393
Utilities	360,658	—	—	360,658
Financials	318,569	—	—	318,569
Materials	147,729	—	—	147,729
Miscellaneous	94,118	—	—	94,118
Short-term securities	—	350,357	—	350,357
Total	$6,248,206	$350,357	$—	$6,598,563

134	American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$438,106	$—	$702	$438,808
Consumer discretionary	309,130	—	—	309,130
Industrials	230,420	—	—	230,420
Information technology	212,282	—	—	212,282
Health care	165,899	—	—	165,899
Telecommunication services	125,832	—	—	125,832
Consumer staples	121,784	—	—	121,784
Materials	111,982	—	—	111,982
Utilities	106,910	—	—	106,910
Energy	85,975	—	—	85,975
Miscellaneous	17,334	—	—	17,334
Convertible securities	—	11,242	465	11,707
Bonds, notes & other debt instruments	—	9,989	—	9,989
Short-term securities	—	66,997	—	66,997
Total	$1,925,654	$88,228	$1,167	$2,015,049

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$58	$—	$58

*	Securities with a value of $588,804,000, which represented 29.02% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,278,104	$—	$—	$4,278,104
Information technology	3,772,774	—	—	3,772,774
Consumer discretionary	3,468,412	—	—	3,468,412
Industrials	2,657,753	—	—	2,657,753
Energy	2,229,277	—	—	2,229,277
Materials	1,858,266	—	—	1,858,266
Financials	1,710,571	—	—	1,710,571
Consumer staples	1,597,425	—	—	1,597,425
Telecommunication services	601,513	—	—	601,513
Utilities	157,689	—	—	157,689
Miscellaneous	964,035	—	—	964,035
Rights & warrants	4,527	—	—	4,527
Convertible securities	—	117,373	—	117,373
Bonds, notes & other debt instruments	—	67,195	—	67,195
Short-term securities	—	1,577,739	—	1,577,739
Total	$23,300,346	$1,762,307	$—	$25,062,653

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$789	$—	$789
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(177)	—	(177)
Total	$—	$612	$—	$612

*	Securities with a value of $1,266,008,000, which represented 5.06% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	135

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$203,092	$—	$—	$203,092
Consumer discretionary	165,133	—	—	165,133
Health care	95,148	—	—	95,148
Consumer staples	89,071	—	—	89,071
Industrials	88,761	—	—	88,761
Utilities	76,778	—	—	76,778
Telecommunication services	59,906	—	—	59,906
Energy	33,636	—	—	33,636
Information technology	33,530	—	—	33,530
Materials	26,951	—	—	26,951
Miscellaneous	3,119	—	—	3,119
Convertible securities	—	3,092	—	3,092
Bonds, notes & other debt instruments	—	7,343	—	7,343
Short-term securities	—	68,884	—	68,884
Total	$875,125	$79,319	$—	$954,444

*	Securities with a value of $569,737,000, which represented 59.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,019,437	$111	$438	$2,019,986
Financials	1,886,717	—	—	1,886,717
Industrials	1,347,609	—	27,633	1,375,242
Health care	1,328,714	—	—	1,328,714
Energy	1,305,028	—	—	1,305,028
Information technology	1,260,098	—	—	1,260,098
Materials	801,819	—	2,219	804,038
Consumer staples	687,042	—	—	687,042
Other	341,053	—	—	341,053
Miscellaneous	319,366	—	3,289	322,655
Rights & warrants	822	—	—	822
Convertible securities	—	—	18,043	18,043
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,240,718	—	1,240,718
Corporate bonds & notes	—	1,187,984	10,066	1,198,050
Mortgage-backed obligations	—	772,335	—	772,335
Federal agency bonds & notes	—	153,444	—	153,444
Other bonds & notes	—	8,074	—	8,074
Short-term securities	—	1,817,651	—	1,817,651
Total	$11,297,705	$5,180,317	$61,688	$16,539,710

*	Securities with a value of $374,598,000, which represented 2.30% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

136	American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,283	$—	$—	$21,283
Industrials	18,796	—	—	18,796
Information technology	16,960	—	—	16,960
Consumer staples	16,559	—	—	16,559
Health care	14,608	—	—	14,608
Consumer discretionary	14,498	—	—	14,498
Energy	8,985	—	—	8,985
Materials	7,415	547	—	7,962
Telecommunication services	6,037	—	—	6,037
Utilities	2,198	—	—	2,198
Preferred securities	—	151	—	151
Convertible securities	—	1,015	—	1,015
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	27,705	—	27,705
Corporate bonds & notes	—	15,613	—	15,613
U.S. Treasury bonds & notes	—	9,380	—	9,380
Mortgage-backed obligations	—	4,036	—	4,036
Short-term securities	—	5,799	—	5,799
Total	$127,339	$64,246	$—	$191,585

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$36	$—	$36
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(59)	—	(59)
Total	$—	$(23)	$—	$(23)

*	Securities with a value of $42,127,000, which represented 21.93% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,853,178	$—	$2,853,178
Corporate bonds & notes	—	2,850,835	—	2,850,835
Mortgage-backed obligations	—	1,946,122	—	1,946,122
Bonds & notes of governments & government agencies outside the U.S.	—	417,268	—	417,268
Federal agency bonds & notes	—	239,153	—	239,153
Other bonds & notes	—	101,913	—	101,913
Convertible securities	—	1,473	—	1,473
Preferred securities	2,640	7,245	—	9,885
Common stocks	5	—	5,452	5,457
Short-term securities	—	1,320,369	—	1,320,369
Total	$2,645	$9,737,556	$5,452	$9,745,653

American Funds Insurance Series	137

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$6	$—	$6
Unrealized appreciation on interest rate swaps	—	334	—	334
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,655)	—	(1,655)
Total	$—	$(1,315)	$—	$(1,315)

*	Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$584,475	$—	$584,475
Japanese yen	—	148,162	—	148,162
Polish zloty	—	101,766	—	101,766
Mexican pesos	—	99,955	—	99,955
British pounds	—	80,792	—	80,792
Swedish kronor	—	40,462	—	40,462
Norwegian kroner	—	37,858	—	37,858
Hungarian forints	—	33,741	—	33,741
South Korean won	—	29,733	—	29,733
Brazilian reais	—	19,869	—	19,869
U.S. dollars	—	1,091,168	—	1,091,168
Other currencies	—	113,679	—	113,679
Convertible securities	—	—	597	597
Preferred securities	1,505	1,269	—	2,774
Common stocks	—	—	1,230	1,230
Short-term securities	—	197,280	—	197,280
Total	$1,505	$2,580,209	$1,827	$2,583,541

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,248	$—	$1,248
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,643)	—	(4,643)
Total	$—	$(3,395)	$—	$(3,395)

*	Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,709,473	$12,488	$1,721,961
Other bonds & notes	—	16,063	—	16,063
Convertible securities	3,363	4,436	10,805	18,604
Preferred securities	5,458	9,675	—	15,133
Common stocks	5,425	167	34,360	39,952
Rights & warrants	286	—	—	286
Short-term securities	—	96,183	—	96,183
Total	$14,532	$1,835,997	$57,653	$1,908,182

138	American Funds Insurance Series

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(24)	$—	$(24)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the 12 months ended December 31, 2013 (dollars in thousands):

	Beginning value at 1/1/2013	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2013
Investment securities	$3,779	$33,093	$94,412	$(58,805)	$(57)	$772	$(15,541)	$57,653

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2013:								$(2,230)

[1]	Forward currency contracts are not included in the investment portfolio.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs.

	Value at 12/31/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input[4]
Bonds, notes & other debt instruments	$12,488	Recent acquisition price	N/A	N/A	N/A
Convertible securities	10,805	Blend of market quote and market comparable companies	EV/EBITDA multiple	11.80x–12.91x	Increase
			EV/EBITDA multiple	6.13x–10.93x	Increase
		Market compatible companies	EV (EBITDA-CAPEX) multiple	13x–15x	Increase
			DLOM	23%–25%	Decrease
Common stocks	34,360
		Blend of market quote and market	EV/EBITDA multiple	4.36x–12.91x	Increase
		comparable companies	DLOM	17.18%–23.01%	Decrease
		Expected merger proceeds	N/A	N/A	N/A
$57,653

[4]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CAPEX = Capital expenditure

EV = Enterprise value

EBITDA = Earnings before interest, taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At December 31, 2013, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2013, all of the fund’s investments were classified as Level 2.

American Funds Insurance Series	139

Cash Management Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

140	American Funds Insurance Series

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

American Funds Insurance Series	141

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the sub-adviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

142	American Funds Insurance Series

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — One of the funds has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of December 31, 2013, the maximum exposure of unfunded loan commitments for High-Income Bond Fund was $262,000, which would represent 0.01% of the net assets of the fund should such commitments become due.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase and/or sell currencies.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2013, Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin

American Funds Insurance Series	143

required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not hold any futures contracts as of December 31, 2013.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of December 31, 2013 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$5,270	$496	$5,061	$878	$58
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
		$5,270	$496	$5,061	$878	$58

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$36	$121	$38	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
		$—	$36	$121	$38	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$7,558	$(817)	$(11,901)	$1,740	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—
		$7,558	$(817)	$(11,901)	$1,740	$—

Net unrealized appreciation	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$5,270	$448	$8,074	$945	$58
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—
		$5,270	$448	$8,074	$945	$58

144	American Funds Insurance Series

		Growth- Income Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$789	$36	$6	$1,248	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	145	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	310	—	—
		$789	$36	$316	$1,393	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$177	$59	$1,655	$4,643	$24
Forward currency	Payables for closed forward currency contracts	—	5	72	571	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
		$177	$64	$1,727	$5,214	$24

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$672	$(357)	$—	$(42,007)	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	(21)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—
		$672	$(357)	$(21)	$(42,007)	$—

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation (depreciation) on forward currency contracts	$612	$60	$(1,659)	$1,929	$74
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	334	—	—
		$612	$60	$(1,325)	$1,929	$74

American Funds Insurance Series	145

		Mortgage Fund	U.S. Government/AAA- Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	607	—	—	—
		$—	$607	$—	$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	24	—	—	—	—
		$24	$—	$—	$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—	$—	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	(54)	(448)	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	(244)	(288)	(282)
		$(54)	$(448)	$(244)	$(288)	$(282)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	151	4,211	—	—	—
		$151	$4,211	$—	$—	$—

146	American Funds Insurance Series

		Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—
		$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—
		$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—
Futures contracts	Net realized loss on futures contracts	(203)	(1,050)
		$(203)	$(1,050)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—
		$—	$—

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts have entered into a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the forward currency contract cannot meet its contractual obligations. For interest rate swaps and future contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract.

American Funds Insurance Series	147

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, financial assets and financial liabilities that are subject to netting arrangements are not offset in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statements of assets and liabilities as of December 31, 2013 (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,838	$—	$(2,602)	$—	$236
Bank of New York Mellon	1,646	—	(1,487)	—	159
Citibank	786	—	(655)	—	131
	$5,270	$—	$(4,744)	$—	$526

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$4,696	$—	$(4,531)	$—	$165
Bank of America, N.A.	76	—	—	—	76
Citibank	102	—	—	—	102
HSBC Bank	187	—	(30)	—	157
	$5,061	$—	$(4,561)	$—	$500
Liabilities:
UBS AG	$121	$—	$—	$—	$121

See end of rights of offset tables for footnotes.

148	American Funds Insurance Series

New World Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$74		$—	$—	$—	$74
Citibank	7		(7)	—	—	—
HSBC Bank	696		—	(689)	—	7
JPMorgan Chase	36		—	—	—	36
UBS AG	65		—	—	—	65
	$878		$(7)	$(689)	$—	$182
Liabilities:
Bank of America, N.A.	$17		$—	$—	$—	$17
Bank of New York Mellon	—	†	—	—	—	—	†
Citibank	21		(7)	—	—	14
	$38		$(7)	$—	$—	$31

Global Balanced Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$22		$(18)	$—	$—	$4
Citibank	7		(7)	—	—	—
Credit Suisse AG	1		—	—	—	1
HSBC Bank	6		(1)	—	—	5
	$36		$(26)	$—	$—	$10
Liabilities:
Bank of America, N.A.	$18		$(18)	$—	$—	$—
Bank of New York Mellon	—	†	—	—	—	—	†
Citibank	30		(7)	—	—	23
HSBC Bank	1		(1)	—	—	—
UBS AG	15		—	—	—	15
	$64		$(26)	$—	$—	$38

American Funds Insurance Series	149

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$6	$(6)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$72	$—	$—	$—	$72
Bank of New York Mellon	7	—	—	—	7
Citibank	543	(6)	(438)	—	99
JPMorgan Chase	1,105	—	(895)	—	210
	$1,727	$(6)	$(1,333)	$—	$388

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$621	$(621)	$—	$—	$—
Bank of New York Mellon	167	(167)	—	—	—
Barclays Bank PLC	12	—	—	—	12
Citibank	98	(98)	—	—	—
HSBC Bank	57	(57)	—	—	—
JPMorgan Chase	145	(145)	—	—	—
UBS AG	293	(293)	—	—	—
	$1,393	$(1,381)	$—	$—	$12
Liabilities:
Bank of America, N.A.	$667	$(621)	$—	$—	$46
Bank of New York Mellon	710	(167)	(380)	—	163
Citibank	742	(98)	(616)	—	28
Credit Suisse AG	13	—	—	—	13
HSBC Bank	370	(57)	—	—	313
JPMorgan Chase	544	(145)	(280)	—	119
UBS AG	2,168	(293)	(1,635)	—	240
	$5,214	$(1,381)	$(2,911)	$—	$922

*	Non-cash collateral is shown on a settlement basis.
†	Amount less than one thousand.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

150	American Funds Insurance Series

As of and during the period ended December 31, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2013. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series	151

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2013:
Undistributed ordinary income	$20,842	$—	$39,391	$5,567	$10,239	$27,244
Undistributed long-term capital gain	559,294	18,718	1,119,339	—	257,909	—
Capital loss carryforward:
Expiring 2017	—	—	—	(301,746)	—	(24,747)
Expiring 2018	—	—	—	(84,504)	—	—
	$—	$—	$—	$(386,250)	$—	$(24,747)
Capital loss carryforwards utilized	$353,831	$433,591	$1,595,427	$900,664	$—	$474,020
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	$16,454	$15,554	$(4,522)	$2,737	$758	$—
Reclassification to distributions in excess of net investment income from capital paid in on shares of beneficial interest	—	22,478	—	—	—	—
Gross unrealized appreciation on investment securities	$1,933,868	$1,462,100	$10,265,826	$2,890,916	$642,116	$1,946,845
Gross unrealized depreciation on investment securities	(90,252)	(312,780)	(180,489)	(291,974)	(143,578)	(67,126)
Net unrealized appreciation on investment securities	$1,843,616	$1,149,320	$10,085,337	$2,598,942	$498,538	$1,879,719
Cost of investment securities	$4,065,474	$3,047,871	$13,519,244	$6,692,989	$2,197,524	$4,718,844

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund
As of December 31, 2013:
Undistributed ordinary income	$9,315	$66,475	$—	$112,411	$70	$32,510
Late year ordinary loss deferral*	—	—	(484)	—	—	—
Undistributed long-term capital gain	—	1,199,030	9,645	741,534	1,690	2,533
Post-October capital loss deferral*	—	—	(2,420)	—	—	—
Capital loss carryforward:
Expiring 2017	(273,401)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	$(273,698)	$—	$—	$—	$—	$—
Capital loss carryforwards utilized	$241,602	$1,762,761	$11,961	$11,934	$1,359	$—
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$(24)	$604	$607	$4,753	$(595)	$10,843
Gross unrealized appreciation on investment securities	$509,146	$9,343,346	$150,343	$4,343,902	$27,220	$156,342
Gross unrealized depreciation on investment securities	(61,704)	(317,793)	(19,815)	(152,353)	(3,641)	(142,275)
Net unrealized appreciation on investment securities	$447,442	$9,025,553	$130,528	$4,191,549	$23,579	$14,067
Cost of investment securities	$1,567,607	$16,037,100	$823,916	$12,348,161	$168,006	$9,731,586

152	American Funds Insurance Series

	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2013:
Undistributed ordinary income	$4,548	$19,230	$21	$7,043	$—
Undistributed long-term capital gain	22,985	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(2,303)	(18,389)	—
Expiring 2017	—	(77,683)	—	—	—
	$—	$(77,683)	$(2,303)	$(18,389)	$—
Capital loss carryforwards utilized	$—	$45,225	$—	$—	$—	†
Reclassification (from) to undistributed/ distributions in excess of net investment income (to) from undistributed net realized gain/accumulated net realized loss	$(54,124)	$1,087	$1,108	$8,910	$—
Reclassification to accumulated net
investment loss from capital paid in on shares of beneficial interest	—	—	—	—	2,276
Gross unrealized appreciation on investment securities	$75,740	$97,659	$1,675	$11,661	$14
Gross unrealized depreciation on investment securities	(53,177)	(84,421)	(3,018)	(63,523)	(1)
Net unrealized appreciation (depreciation) on investment securities	$22,563	$13,238	$(1,343)	$(51,862)	$13
Cost of investment securities	$2,560,978	$1,894,944	$262,060	$3,643,594	$458,408

	Managed Risk Growth Fund		Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund
As of December 31, 2013:
Undistributed ordinary income	$2		$6	$4		$3		$89
Capital loss carryforward:
No expiration	(126)		(239)	(257)		(178)		(131)
Reclassification (from) to undistributed net investment income (to) from accumulated net realized loss	$—	†	$(37)	$—	†	$—	†	$43
Gross unrealized appreciation on investment securities	$2,017		$1,139	$1,871		$1,997		$54,954
Gross unrealized depreciation on investment securities	—		—	—		—		—
Net unrealized appreciation on investment securities	$2,017		$1,139	$1,871		$1,997		$54,954
Cost of investment securities	$25,792		$15,658	$24,370		$22,091		$848,143

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

American Funds Insurance Series	153

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid

Class 1	$21,540	—	$21,540	$16,161	—	$16,161
Class 2	50,234	—	50,234	32,113	—	32,113
Class 4	6	—	6	— [1,2]	—	— [1,2]
Total	$71,780	—	$71,780	$48,274	—	$48,274

Global Small Capitalization Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$9,160	—	$9,160	$14,672	—	$14,672
Class 2	24,174	—	24,174	34,610	—	34,610
Class 4	3	—	3	— [1,2]	—	— [1,2]
Total	$33,337	—	$33,337	$49,282	—	$49,282

Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$77,038	—	$77,038	$75,334	—	$75,334
Class 2	142,471	—	142,471	122,858	—	122,858
Class 3	1,987	—	1,987	1,643	—	1,643
Class 4	32	—	32	— [1,2]	—	— [1,2]
Total	$221,528	—	$221,528	$199,835	—	$199,835

International Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$50,434	—	$50,434	$60,357	—	$60,357
Class 2	75,225	—	75,225	78,128	—	78,128
Class 3	614	—	614	650	—	650
Class 4	23	—	23	— [1,2]	—	— [1,2]
Total	$126,296	—	$126,296	$139,135	—	$139,135

New World Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$21,178	$5,690	$26,868	$13,526	—	$13,526
Class 2	17,409	5,994	23,403	13,443	—	13,443
Class 4	93	4	97	— [1,2]	—	— [1,2]
Total	$38,680	$11,688	$50,368	$26,969	—	$26,969

See end of distributions tables for footnotes.

154	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$54,555	—	$54,555	$29,511	—	$29,511
Class 2	66,918	—	66,918	67,663	—	67,663
Class 4	2	—	2	— [1,2]	—	— [1,2]
Total	$121,475	—	$121,475	$97,174	—	$97,174

Global Growth and Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$6,810	—	$6,810	$4,745	—	$4,745
Class 2	56,388	—	56,388	45,110	—	45,110
Class 4	19	—	19	— [1,2]	—	— [1,2]
Total	$63,217	—	$63,217	$49,855	—	$49,855

Growth-Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$142,502	—	$142,502	$179,283	—	$179,283
Class 2	185,855	—	185,855	213,820	—	213,820
Class 3	2,493	—	2,493	2,787	—	2,787
Class 4	32	—	32	— [1,2]	—	— [1,2]
Total	$330,882	—	$330,882	$395,890	—	$395,890

International Growth and Income Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$19,657	$9,002	$28,659	$4,726	—	$4,726
Class 2	6,724	3,354	10,078	4,685	—	4,685
Class 4	8	3	11	— [1,2]	—	— [1,2]
Total	$26,389	$12,359	$38,748	$9,411	—	$9,411

Asset Allocation Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$160,436	—	$160,436	$149,689	—	$149,689
Class 2	79,271	—	79,271	99,191	—	99,191
Class 3	607	—	607	742	—	742
Class 4	4	—	4	— [1,2]	—	— [1,2]
Total	$240,318	—	$240,318	$249,622	—	$249,622

Global Balanced Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$557	$260	$817	$562	—	$562
Class 2	2,083	1,129	3,212	1,835	—	1,835
Class 4	— [2]	— [2]	— [2]	— [1,2]	—	— [1,2]
Total	$2,640	$1,389	$4,029	$2,397	—	$2,397

American Funds Insurance Series	155

Bond Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$89,562	$43,797	$133,359	$106,210	—	$106,210
Class 2	86,573	53,541	140,114	125,665	—	125,665
Class 4	45	6	51	— [1,2]	—	— [1,2]
Total	$176,180	$97,344	$273,524	$231,875	—	$231,875

Global Bond Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$6,185	$7,310	$13,495	$23,288	$3,369	$26,657
Class 2	8,801	10,402	19,203	42,360	7,923	50,283
Class 4	— [2]	— [2]	— [2]	— [1,2]	—	— [1,2]
Total	$14,986	$17,712	$32,698	$65,648	$11,292	$76,940

High-Income Bond Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$55,659	—	$55,659	$62,358	—	$62,358
Class 2	70,100	—	70,100	79,441	—	79,441
Class 3	1,237	—	1,237	1,459	—	1,459
Class 4	5	—	5	— [1,2]	—	— [1,2]
Total	$127,001	—	$127,001	$143,258	—	$143,258

Mortgage Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$1,647	$46	$1,693	$1,305	—	$1,305
Class 2	296	15	311	648	—	648
Class 4	— [2]	— [2]	— [2]	— [1,2]	—	— [1,2]
Total	$1,943	$61	$2,004	$1,953	—	$1,953

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2013			Year ended December 31, 2012
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class 1	$35,942	$25,494	$61,436	$45,898	$27,829	$73,727
Class 2	35,681	28,443	64,124	47,011	31,761	78,772
Class 3	318	255	573	493	330	823
Class 4	2	— [2]	2	— [1,2]	—	— [1,2]
Total	$71,943	$54,192	$126,135	$93,402	$59,920	$153,322

156	American Funds Insurance Series

Managed Risk Growth Fund

	Year ended December 31, 2013[3]
	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid
Class P1	$1	—	$1
Class P2	139	—	139
Total	$140	—	$140

Managed Risk International Fund

	Year ended December 31, 2013[3]
	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid
Class P1	$1	—	$1
Class P2	113	—	113
Total	$114	—	$114

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2013[3]
	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid
Class P1	$2	—	$2
Class P2	340	—	340
Total	$342	—	$342

Managed Risk Growth-Income Fund

	Year ended December 31, 2013[3]
	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid
Class P1	$1	—	$1
Class P2	201	—	201
Total	$202	—	$202

Managed Risk Asset Allocation Fund

	Year ended December 31, 2013			Year ended December 31, 2012[4]
	Ordinary	Long-term	Total	Ordinary	Long-term	Total
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class P1	$1,126	—	$1,126	$111	—	$111
Class P2	7,025	—	7,025	206	—	206
Total	$8,151	—	$8,151	$317	—	$317

[1]	Class 4 was offered beginning December 14, 2012.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[4]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

American Funds Insurance Series	157

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund and Global Bond Fund effective January 1, 2014, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2013, CRMC voluntarily reduced investment advisory services fees to the proposed rates for Asset Allocation Fund. CRMC is also currently waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2013, total investment advisory services fees waived by CRMC were $261,000.

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

					For the	For the
					year ended	year ended
	Rates		Net asset level (in billions)		December 31,	December 31,
	Beginning	Ending		In excess	2013,	2013,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.244	.6	13.0	.29	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the following table. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

158	American Funds Insurance Series

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2013, total expenses reimbursed by CRMC were $244,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$162
Class 2	10,071		—		403
Class 4	—	*	—	*	—	*
Total class-specific expenses	$10,071		$—	*	$565

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$109
Class 2	6,980	—	279
Class 4	3	2	—	*
Total class-specific expenses	$6,983	$2	$388

Growth Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$681
Class 2	38,968	—	1,559
Class 3	362	—	20
Class 4	4	4	—	*
Total class-specific expenses	$39,334	$4	$2,260

International Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$338
Class 2	13,958	—	558
Class 3	79	—	5
Class 4	2	2	—	*
Total class-specific expenses	$14,039	$2	$901

See end of class-specific expenses tables for footnote.

American Funds Insurance Series	159

New World Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$127
Class 2	3,296	—	132
Class 4	5	5	—	*
Total class-specific expenses	$3,301	$5	$259

Blue Chip Income and Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$233
Class 2	8,994		—		360
Class 4	—	*	—	*	—	*
Total class-specific expenses	$8,994		$—	*	$593

Global Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$19
Class 2	4,566		—		183
Class 4	—	*	—	*	—	*
Total class-specific expenses	$4,566		$—	*	$202

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$921
Class 2	35,413	—	1,417
Class 3	325	—	18
Class 4	2	2	—	*
Total class-specific expenses	$35,740	$2	$2,356

International Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$62
Class 2	607		—		24
Class 4	—	*	—	*	—	*
Total class-specific expenses	$607		$—	*	$86

Asset Allocation Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$871
Class 2	13,794		—		552
Class 3	73		—		4
Class 4	—	*	—	*	—	*
Total class-specific expenses	$13,867		$—	*	$1,427

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$3
Class 2	343	—	14
Class 4	—	—	—
Total class-specific expenses	$343	$—	$17

Bond Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$401
Class 2	12,087	—	483
Class 4	3	2	—	*
Total class-specific expenses	$12,090	$2	$884

Global Bond Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$108
Class 2	3,918		—		157
Class 4	—	*	—	*	—
Total class-specific expenses	$3,918		$—	*	$265

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$80
Class 2	2,719		—		109
Class 3	35		—		2
Class 4	—	*	—	*	—	*
Total class-specific expenses	$2,754		$—	*	$191

160	American Funds Insurance Series

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$15
Class 2	124	—	5
Class 4	—	—	—
Total class-specific expenses	$124	$—	$20

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$173
Class 2	4,726		—		189
Class 3	31		—		2
Class 4	—	*	—	*	—	*
Total class-specific expenses	$4,757		$—	*	$364

Cash Management Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	$—	$6
Class 2	1,066	—	43
Class 3	17	—	1
Class 4	—	—	—
Total class-specific expenses	$1,083	$—	$50

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$— *
Class P2	12	12
Total class-specific expenses	$12	$12

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	6	6
Total class-specific expenses	$6	$6

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$— *
Class P2	13	13
Total class-specific expenses	$13	$13

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$ $ — *
Class P2	10	10
Total class-specific expenses	$10	$10

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$113
Class P2	725	725
Total class-specific expenses	$725	$838

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

American Funds Insurance Series	161

			Increase in value		Total trustees’
Fund	Current fees		of deferred amounts		compensation
Global Growth Fund	$60		$7		$67
Global Small Capitalization Fund	40		5		45
Growth Fund	244		87		331
International Fund	97		39		136
New World Fund	27		3		30
Blue Chip Income and Growth Fund	56		7		63
Global Growth and Income Fund	22		2		24
Growth-Income Fund	257		99		356
International Growth and Income Fund	6		—	*	6
Asset Allocation Fund	144		29		173
Global Balanced Fund	2		—	*	2
Bond Fund	97		12		109
Global Bond Fund	29		2		31
High-Income Bond Fund	21		10		31
Mortgage Fund	2		—	*	2
U.S. Government/AAA-Rated Securities Fund	41		10		51
Cash Management Fund	6		4		10
Managed Risk Growth Fund	—	*	—		—	*
Managed Risk International Fund	—	*	—		—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—		—	*
Managed Risk Growth-Income Fund	—	*	—		—	*
Managed Risk Asset Allocation Fund	1		—		1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The merger occurred due to the size of Global Discovery Fund and a lack of clear prospects for the fund’s future growth. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

		Shares			Net asset value
	Status	outstanding		Net assets	per share
Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11

Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68

Global Growth Fund	Post merger
Class 1		65,044		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68

*	Amount less than one thousand.

162	American Funds Insurance Series

Components of net assets acquired on May 17, 2013
Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900
Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013
Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058
Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments						Net (decrease)
	Sales[1,2]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$258,243	10,345		$21,540		764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031		50,234		1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30		5		—	[3]	(79)	(2)	807	28
Total net increase
(decrease)	$532,923	22,406		$71,779		2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Year ended December 31, 2012

Class 1	$116,073	5,365		$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233		32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase
(decrease)	$163,130	7,598		$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series	163

Global Small Capitalization Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$285,973	12,430		$9,160		410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581		24,174		1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201		3		—	[3]	(1,241)	(50)	3,623	151
Total net increase (decrease)	$349,482	15,212		$33,337		1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Year ended December 31, 2012

Class 1	$183,971	9,682		$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2	86,346	4,691		34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$270,318	14,373		$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$294,640	4,226		$77,034		1,051		$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305		142,471		1,972		(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21		1,987		27		(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67		32		1		(399)	(6)	4,415	62
Total net increase (decrease)	$458,854	6,619		$221,524		3,051		$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

Year ended December 31, 2012

Class 1	$277,348	4,834		$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2	177,807	3,123		122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3	1,746	29		1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$456,902	7,986		$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

International Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$248,721	12,978		$50,434		2,504		$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190		75,225		3,750		(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35		614		31		(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110		23		1		(194)	(10)	1,977	101
Total net increase (decrease)	$465,012	24,313		$126,296		6,286		$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

Year ended December 31, 2012

Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

See end of capital share transactions tables for footnotes.

164	American Funds Insurance Series

New World Fund

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$291,376	12,346		$26,867		1,123		$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889		23,403		991		(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339		96		4		(188)	(8)	8,088	335
Total net increase (decrease)	$366,570	15,574		$50,366		2,118		$(466,784)	(19,759)	$(49,848)	(2,067)

Year ended December 31, 2012

Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund

				Reinvestments						Net increase
	Sales[1]			of dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$986,042	89,659		$54,549		4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173		66,918		5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8		2		—	[3]	— [3]	— [3]	103	8
Total net increase (decrease)	$999,739	90,840		$121,469		9,679		$(837,912)	(72,011)	$283,296	28,508

Year ended December 31, 2012

Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552	24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)	(34,821)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)	(9,970)

Global Growth and Income Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$38,885	3,340		$6,806		566		$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082		56,388		4,700		(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56		19		2		(162)	(13)	535	45
Total net increase (decrease)	$74,950	6,478		$63,213		5,268		$(474,067)	(40,991)	$(335,904)	(29,245)

Year ended December 31, 2012

Class 1	$27,152	2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455	2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$55,608	5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

American Funds Insurance Series	165

Growth-Income Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$970,097	21,875		$142,493		2,962		$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274		185,855		3,897		(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31		2,493		52		(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72		32		1		(357)	(8)	3,012	65
Total net increase (decrease)	$1,076,352	24,252		$330,873		6,912		$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

Year ended December 31, 2012

Class 1	$994,378	26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677	3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820	22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$1,133,876	30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$432,753	27,502		$28,659		1,689		$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309		10,078		596		(31,345)	(1,880)	(123)	25
Class 4	791	45		11		1		(105)	(6)	697	40
Total net increase (decrease)	$454,688	28,856		$38,748		2,286		$(76,924)	(4,532)	$416,512	26,610

Year ended December 31, 2012

Class 1	$166,454	10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059	1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	—	[3]
Total net increase (decrease)	$187,514	12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

Asset Allocation Fund

				Reinvestments						Net increase
	Sales[1]			of dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$1,917,257	91,983		$160,436		7,366		$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499		79,271		3,677		(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72		607		28		(5,389)	(259)	(3,272)	(159)
Class 4	487	22		4		—		— [3]	— [3]	491	22
Total net increase (decrease)	$2,133,714	102,576		$240,318		11,071		$(1,315,895)	(64,276)	$1,058,137	49,371

Year ended December 31, 2012

Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

See end of capital share transactions tables for footnotes.

166	American Funds Insurance Series

Global Balanced Fund

				Reinvestments of
	Sales[1]			dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2013

Class 1	$377	35		$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112		3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—		—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$34,197	3,147		$4,029		361		$(13,290)	(1,219)	$24,936		2,289

Year ended December 31, 2012

Class 1	$29	3		$562		54		$(1)	— [3]	$590		57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533		3,905
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1		—	[3]
Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124		3,962

Bond Fund

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$1,279,497	115,702		$133,350		12,270		$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839		140,114		13,025		(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289		51		5		(191)	(18)	3,020	276
Total net increase (decrease)	$1,691,610	153,830		$273,515		25,300		$(1,202,538)	(108,478)	$762,587	70,652

Year ended December 31, 2012

Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

Global Bond Fund

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$400,246	33,288		$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243		19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1		—	[3]	—	[3]	— [3]	— [3]	10	1
Total net increase (decrease)	$474,739	39,532		$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

Year ended December 31, 2012

Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

American Funds Insurance Series	167

High-Income Bond Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$176,901	15,477		$55,635		5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920		70,100		6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222		1,237		111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8		5		—	[3]	— [3]	— [3]	97	8
Total net increase (decrease)	$234,646	20,627		$126,977		11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

Year ended December 31, 2012

Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund

				Reinvestments of
	Sales[1]			dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2013

Class 1	$131,740	12,668		$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078		311		30		(10,545)	(1,019)	950		89
Class 4	—	—		—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$142,924	13,746		$2,004		195		$(28,667)	(2,765)	$116,261		11,176

Year ended December 31, 2012

Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519		3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371		2,608
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1		—	[3]
Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891		5,614

U.S. Government/AAA-Rated Securities Fund

				Reinvestments of						Net (decrease)
	Sales[1]			dividends and distributions				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$160,004	12,948		$61,436		5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019		64,124		5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93		573		47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38		2		—	[3]	(27)	(2)	427	36
Total net increase (decrease)	$223,142	18,098		$126,135		10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Year ended December 31, 2012

Class 1	$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2	146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3	1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[4]	1	—	[3]	—	[3]	—	[3]	—	—	1	— [3]
Total net increase (decrease)	$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

See end of capital share transactions tables for footnotes.

168	American Funds Insurance Series

Cash Management Fund

				Reinvestments				Net (decrease)
	Sales[1]			of dividends		Repurchases[1]		increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class 1	$26,858	2,372		$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884		—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597		—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—		—	—	—	—	—	—
Total net increase (decrease)	$244,025	21,853		$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

Year ended December 31, 2012

Class 1	$28,695	2,528		$—	—	$(37,213)	(3,278)	$(8,518)	(750)
Class 2	156,563	13,986		—	—	(224,943)	(20,084)	(68,380)	(6,098)
Class 3	7,742	686		—	—	(9,181)	(813)	(1,439)	(127)
Class 4[4]	1	—	[3]	—	—	—	—	1	— [3]
Total net increase (decrease)	$193,001	17,200		$—	—	$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013[5]

Class P1	$100	10	$50	5	$1	—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139	12		(1,358)	(126)	25,950	2,435
Total net increase (decrease)	$5,000	500	$22,319	2,064	$140	12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013[5]

Class P1	$100	10	$—	—	$1	—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073	113	11		(228)	(23)	15,879	1,551
Total net increase (decrease)	$5,000	500	$11,094	1,073	$114	11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013[5]

Class P1	$100	10	$11	1	$2	—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340	32		(431)	(41)	24,628	2,375
Total net increase (decrease)	$5,000	500	$19,830	1,895	$342	32		$(431)	(41)	$24,741	2,386

American Funds Insurance Series	169

Managed Risk Growth-Income Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2013[5]

Class P1	$100	10	$6	1	$1	—	[3]	$—	—	$107	11
Class P2	4,900	490	17,350	1,603	201	18		(226)	(21)	22,225	2,090
Total net increase (decrease)	$5,000	500	$17,356	1,604	$202	18		$(226)	(21)	$22,332	2,101

Managed Risk Asset Allocation Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class P1			$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2			728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228
Total net increase (decrease)			$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

Year ended December 31, 2012[6]

Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [3]	24,189	2,420
Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

[1]	Includes exchanges between share classes of the fund.
[2]	Includes amounts and shares issued to acquire the net assets of Global Discovery Fund. See Note 8 for additional information.
[3]	Amount less than one thousand.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[6]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in each fund’s statement of operations.

170	American Funds Insurance Series

The following tables present additional information for the year ended December 31, 2013 (dollars in thousands):

						Blue Chip
	Global	Global Small			New	Income
	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$2,038,118	$1,285,850	$4,086,559	$1,793,652	$1,025,906	$1,841,145
Sales of investment securities*	2,851,476	1,777,480	8,148,458	3,323,020	1,096,838	1,665,056
Non-U.S. taxes paid on dividend income	6,805	1,750	8,334	20,198	3,738	639
Non-U.S. taxes paid on interest income	—	—	—	— †	55	—
Non-U.S. taxes paid on realized gains	—	10	—	112	19	—
Non-U.S. taxes provided on unrealized gains	—	—	—	705	2,971	—
Dividends from affiliated issuers	—	85	3,630	—	—	—
Net realized (loss) gain from affiliated issuers	—	(400)	44,383	—	—	—

	Global		International
	Growth	Growth-	Growth	Asset	Global
	and Income	Income	and Income	Allocation	Balanced
	Fund	Fund	Fund	Fund	Fund	Bond Fund
Purchases of investment securities*	$601,713	$4,098,170	$628,425	$8,544,324	$149,663	$23,171,308
Sales of investment securities*	973,362	8,088,971	260,603	8,592,315	127,624	23,593,623
Non-U.S. taxes paid on dividend income	3,656	6,145	2,241	3,496	202	—
Non-U.S. taxes (refunded) paid on interest income	—	—	(1)	—	4	7
Non-U.S. taxes provided on unrealized gains	—	—	25	—	—	—
Dividends from affiliated issuers	982	—	—	—	—	—

				U.S.
				Government/
		High-		AAA-Rated
	Global	Income	Mortgage	Securities
	Bond Fund	Bond Fund	Fund	Fund
Purchases of investment securities*	$4,539,080	$1,139,398	$1,390,209	$16,895,339
Sales of investment securities*	4,618,127	1,245,322	1,288,592	17,692,343
Non-U.S. taxes paid on interest income	469	2	—	—
Non-U.S. taxes paid on realized gains	23	—	—	—

			Managed	Managed	Managed
		Managed	Risk	Risk	Risk
	Managed	Risk	Blue Chip	Growth-	Asset
	Risk	International	Income and	Income	Allocation
	Growth Fund	Fund	Growth Fund	Fund	Fund
Purchases of investment securities*	$25,446	$15,084	$23,313	$20,957	$769,865
Sales of investment securities*	1,232	492	321	201	8,678
Dividends from affiliated issuers	—	—	—	—	10,534
Net realized gain from affiliated issuers	—	—	—	—	1,005

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2013, CRMC held aggregate ownership of 19%, 21%, 32%, 21% and 24% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series	171

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1
12/31/13	$23.58	$.31	$6.62	$6.93	$(.40)	$—	$(.40)	$30.11	29.51%	$1,508		.55%		1.17%
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		1.59
Class 2
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		1.36
Class 4
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[2,3]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[4]	.02	[5]	.04 [5]

Global Small Capitalization Fund

Class 1
12/31/13	$20.16	$.04	$5.70	$5.74	$(.21)	$—	$(.21)	$25.69	28.60%	$1,241		.74%		.17%
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.61
Class 2
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		.36
Class 4
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[2,3]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[4]	.04	[5]	.04 [5]

See end of financial highlights tables for footnotes.

172	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1
12/31/13	$60.90	$.64	$17.84	$18.48	$(.84)	$—	$(.84)	$78.54	30.43%	$7,003		.35%		.93%
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.91
Class 2
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.66
Class 3
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.72
Class 4
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[2,3]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[4]	.02	[5]	.05 [5]

International Fund

Class 1
12/31/13	$17.68	$.27	$3.59	$3.86	$(.32)	$—	$(.32)	$21.22	21.91%	$3,324		.54%		1.41%
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		1.70
Class 2
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		1.48
Class 3
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		1.54
Class 4
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,3]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—	[4]	.02	[5]	.05 [5]

American Funds Insurance Series	173

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

New World Fund

Class 1
12/31/13	$22.93	$.34	$2.31	$2.65	$(.39)	$(.11)	$(.50)	$25.08	11.66%	$1,388		.78%		1.45%
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		2.02
Class 2
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.78
Class 4
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,3]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[4]	.04	[5]	04	[5]

Blue Chip Income and Growth Fund

Class 1
12/31/13	$10.05	$.27	$3.06	$3.33	$(.26)	$—	$(.26)	$13.12	33.26%	$2,814		.42%		2.27%
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		2.26
Class 2
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		2.06
Class 4
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[4]	.86		1.39
12/31/12[2,3]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[4]	.02	[5]	.10	[5]

Global Growth and Income Fund

Class 1
12/31/13	$10.56	$.39	$2.00	$2.39	$(.42)	$—	$(.42)	$12.53	22.81%	$206		.62%		3.35%
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		2.63
Class 2
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		2.42
Class 4
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[2,3]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[4]	.03	[5]	.08	[5]

See end of financial highlights tables for footnotes.

174	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Growth-Income Fund

Class 1
12/31/13	$38.48	$.66	$12.31	$12.97	$(.73)	$—	$(.73)	$50.72	33.82%	$9,857		.29%		1.49%
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		1.83
Class 2
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		1.60
Class 3
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		1.68
Class 4
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[2,3]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[4]	.01	[5]	.03	[5]

International Growth and Income Fund

Class 1
12/31/13	$15.29	$.44	$2.50	$2.94	$(.47)	$(.28)	$(.75)	$17.48	19.39%	$696		.69%		2.63%
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		2.74
Class 2
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		1.89
Class 4
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[2,3]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[4]	.04	[5]	.07	[5]

American Funds Insurance Series	175

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Asset Allocation Fund

Class 1
12/31/13	$18.43	$.35	$4.07	$4.42	$(.36)	$—	$(.36)	$22.49	24.04%	$10,515		.31%		1.71%
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		2.65
Class 2
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		2.45
Class 3
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		2.53
Class 4
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[2,3]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[4]	.01	[5]	.08	[5]

Global Balanced Fund

Class 1
12/31/13	$10.34	$.22	$1.07	$1.29	$(.18)	$(.08)	$(.26)	$11.37	12.56%	$36		.70%		2.05%
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[2,6]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[7]	1.99	[7]
Class 2
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[2,6]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[7]	1.45	[7]
Class 4
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	—	[4]	.71	[5]	1.98	[5]
12/31/12[2,3]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[4]	.03	[5]	.05	[5]

Bond Fund

Class 1
12/31/13	$11.29	$.22	$(.43)	$(.21)	$(.23)	$(.12)	$(.35)	$10.73	(1.89)%	$4,506		.39%		2.01%
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		4.19
Class 2
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		4.00
Class 4
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,3]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[4]	.02	[5]	.10	[5]

See end of financial highlights tables for footnotes.

176	American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1
12/31/13	$12.32	$.28		$(.58)	$(.30)	$—	$(.14)	$(.14)	$11.88	(2.40)%	$1,093		.56%		2.37%
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		4.06
Class 2
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		3.79
Class 4
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[4]	.79		2.25
12/31/12[2,3]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[4]	.02	[5]	.11 [5]

High-Income Bond Fund

Class 1
12/31/13	$11.16	$.75		$.01	$.76	$(.79)	$—	$(.79)	$11.13	6.89%	$856		.48%		6.54%
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		7.86
Class 2
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		7.62
Class 3
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		7.69
Class 4
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[4]	.93		5.82
12/31/12[2,3]	11.80	.04		— [8]	.04	(.68)	—	(.68)	11.16	.34	—	[4]	.02	[5]	.35 [5]

Mortgage Fund

Class 1
12/31/13	$10.47	$.04		$(.18)	$(.14)	$(.08)	$(.02)	$(.10)	$10.23	(1.41)%	$198		.44%		.35%
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[2,6]	10.00	—	[8]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[7]	.04 [7]
Class 2
12/31/13	10.46	—	[8]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[2,6]	10.00	(.02)		.48	.46	— [8]	(.10)	(.10)	10.36	4.60	22		.67	[7]	(.25)[7]
Class 4
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	—	[4]	.38	[5]	.23 [5]
12/31/12[2,3]	10.60	—	[8]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[4]	.02	[5]	.04 [5]

American Funds Insurance Series	177

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[9]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[9]		Ratio of net income (loss) to average net assets[9]

U.S. Government/AAA-Rated Securities Fund

Class 1
12/31/13	$12.75	$.08	$(.44)		$(.36)	$(.11)	$(.34)	$(.45)	$11.94	(2.87)%	$1,584		.35%		.35%		.67%
12/31/12	13.00	.10	.18		.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
Class 2
12/31/13	12.63	.05	(.43)		(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
Class 3
12/31/13	12.76	.06	(.43)		(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
Class 4
12/31/13	12.75	.08	(.44)		(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[4]	.84		.84		.68
12/31/12[2,3]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)	—	[4]	.02	[5]	.02	[5]	.05 [5]

Cash Management Fund

Class 1
12/31/13	$11.34	$(.03)	$—	[8]	$(.03)	$—	$—	$—	$11.31	(.27)%	$57		.34%				(.24)%
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66		.34				(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33				(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33				(.14)
12/31/09	11.44	(.01)	—	[8]	(.01)	(.03)	— [8]	(.03)	11.40	(.10)	105		.33				(.08)
Class 2
12/31/13	11.17	(.05)	—	[8]	(.05)	—	—	—	11.12	(.45)	395		.59				(.49)
12/31/12	11.22	(.05)	—	[8]	(.05)	—	—	—	11.17	(.45)	459		.59				(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58				(.47)
12/31/10	11.32	(.04)	—	[8]	(.04)	—	—	—	11.28	(.35)	522		.58				(.39)
12/31/09	11.38	(.04)	—	[8]	(.04)	(.02)	— [8]	(.02)	11.32	(.33)	664		.58				(.33)
Class 3
12/31/13	11.26	(.05)	—	[8]	(.05)	—	—	—	11.21	(.44)	8		.52				(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52				(.40)
12/31/11	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)	12		.51				(.40)
12/31/10	11.38	(.04)	—	[8]	(.04)	—	—	—	11.34	(.35)	13		.51				(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [8]	(.02)	11.38	(.31)	17		.51				(.27)
Class 4
12/31/13	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)	—	[4]	.37	[5]			(.32)[5]
12/31/12[2,3]	11.34	— [8]	—	[8]	— [8]	—	—	—	11.34	.00	—	[4]	.02	[5]			(.01)[5]

See end of financial highlights tables for footnotes.

178	American Funds Insurance Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[9]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[9]	Net effective expense ratio[9,10]	Ratio of net income to average net assets[9]

Managed Risk Growth Fund

Class P1
12/31/13[2,11]	$10.00	$.12	$1.38	$1.50	$(.07)	$—	$(.07)	$11.43	15.05%	$166.88%[7]			.25%[7]	.58%[7]	1.64%
Class P2
12/31/13[2,11]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	27,827	1.05	[7]	.52 [7]	.85 [7]	1.69

Managed Risk International Fund

Class P1
12/31/13[2,11]	$10.00	$.13	$.78	$.91	$(.09)	$—	$(.09)	$10.82	9.08%	$109	1.05%[7]		.23%[7]	.73%[7]	1.92%
Class P2
12/31/13[2,11]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	16,777	1.19	[7]	.44 [7]	.94 [7]	2.66

Managed Risk Blue Chip Income and Growth Fund

Class P1
12/31/13[2,11]	$10.00	$.20	$1.01	$1.21	$(.16)	$—	$(.16)	$11.05	12.16%	$124.84%[7]			.24%[7]	.64%[7]	2.80%
Class P2
12/31/13[2,11]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	26,235	1.04	[7]	.54 [7]	.94 [7]	3.91

Managed Risk Growth-Income Fund

Class P1
12/31/13[2,11]	$10.00	$.14	$1.47	$1.61	$(.11)	$—	$(.11)	$11.50	16.15%	$123.92%[7]			.23%[7]	.50%[7]	2.01%
Class P2
12/31/13[2,11]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	24,032	1.09	[7]	.50 [7]	.77 [7]	2.73

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

Class P1
12/31/13	$9.99	$.27	$1.81	$2.08	$(.14)	$—	$(.14)	$11.93	20.82%	$112,037.55%			.47%	.75%	2.37%
12/31/12[2,12]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10.15			.07	.37	1.72
Class P2
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	795,033.80			.73	1.01	2.43
12/31/12[2,12]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24.24			.11	.41	2.38

American Funds Insurance Series	179

	Year ended December 31
Portfolio turnover rate for all share classes	2013		2012		2011		2010	2009
Global Growth Fund	39%		22%		28%		28%	43%
Global Small Capitalization Fund	36		40		44		47	55
Growth Fund	19		21		19		28	37
International Fund	21		29		24		25	46
New World Fund	43		32		22		18	25
Blue Chip Income and Growth Fund	30		36		27		22	22
Global Growth and Income Fund	31		30		25		30	47
Growth-Income Fund	19		25		22		22	24
International Growth and Income Fund	34		31		48		31	21
Asset Allocation Fund	74		61		43		46	41
Global Balanced Fund	81		80		34	[6]
Bond Fund	354		253		163		187	125
Global Bond Fund	213		160		101		106	86
High-Income Bond Fund	64		48		51		54	47
Mortgage Fund	715		444		480	[6]
U.S. Government/AAA-Rated Securities Fund	621		447		234		208	100
Cash Management Fund	—		—		—		—	—
Managed Risk Growth Fund	10	[11]
Managed Risk International Fund	6	[11]
Managed Risk Blue Chip Income and Growth Fund	3	[11]
Managed Risk Growth-Income Fund	2	[11]
Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)	3		—	[12,13]

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Class 4 shares were offered beginning December 14, 2012.
[4]	Amount less than $1 million.
[5]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[6]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[10]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[11]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[12]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[13]	Amount less than 1%.

See Notes to Financial Statements

180	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund) (twenty-two of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2013, the results of each of their operations for each of the periods then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
February 5, 2014